AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON MAY 31, 2005


                                                              File No. 033-50718
                                                              File No. 811-07102

                 U.S. SECURITIES AND EXCHANGE COMMISSION
                          WASHINGTON, D.C. 20549

                              FORM N-1A


              REGISTRATION STATEMENT UNDER THE SECURITIES
                             ACT OF 1933                                   [ ]
                   POST-EFFECTIVE AMENDMENT NO. 42                         [X]
                                 AND

              REGISTRATION STATEMENT UNDER THE INVESTMENT
                         COMPANY ACT OF 1940                               [ ]
                          AMENDMENT NO. 44                                 [X]

                  THE ADVISORS' INNER CIRCLE FUND II
           (Exact Name of Registrant as Specified in Charter)


                         101 Federal Street
                    Boston, Massachusetts 02110
         (Address of Principal Executive Offices, Zip Code)

     Registrant's Telephone Number, including Area Code (800) 932-7781

                           James F. Volk
                        c/o SEI Investments
                     One Freedom Valley Drive
                     Oaks, Pennsylvania 19456
             (Name and Address of Agent for Service)

                                   Copies to:
         Richard W. Grant, Esquire                 John M. Ford, Esquire
         Morgan, Lewis & Bockius LLP               Morgan, Lewis & Bockius LLP
         One Oxford Centre                         1111 Pennsylvania Avenue, NW
         Pittsburgh, Pennsylvania 15219-6401Washington, DC  20004

            It is proposed that this filing become effective (check appropriate box):

                [X] Immediately upon filing pursuant to paragraph (b)
                [ ] On [insert date] pursuant to paragraph (b)
                [ ] 60 days after filing pursuant to paragraph (a)(1)
                [ ] On [date] pursuant to paragraph (a)(1)
                [ ] 75 days after filing pursuant to paragraph (a)(2)
                [ ] On [date] pursuant to paragraph (a) of Rule 485.

                         HANCOCK HORIZON FAMILY OF FUNDS

                                   PROSPECTUS
                                  MAY 31, 2005

                                 BURKENROAD FUND

                                 CLASS A SHARES

                                   ADVISED BY
                                HORIZON ADVISERS
                  (AN UNINCORPORATED DIVISION OF HANCOCK BANK)

  THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO
                      THE CONTRARY IS A CRIMINAL OFFENSE.

                       THE ADVISORS' INNER CIRCLE FUND II

                              ABOUT THIS PROSPECTUS

The Hancock Horizon Family of Funds is a mutual fund family that offers different classes of shares in separate investment portfolios that have individual investment goals and strategies. This prospectus gives you important information about the Class A Shares of the Burkenroad Fund (Fund) that you should know before investing. Please read this prospectus and keep it for future reference.

THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. FOR MORE DETAILED INFORMATION ABOUT THE FUND, PLEASE SEE:

                                                                    PAGE
     INVESTMENT STRATEGY AND PRINCIPAL RISKS OF INVESTING...........1
     PRINCIPAL RISKS OF INVESTING...................................2
     PERFORMANCE INFORMATION........................................3
     FUND FEES AND EXPENSES.........................................4
     MORE INFORMATION ABOUT RISK....................................6
     MORE INFORMATION ABOUT FUND INVESTMENTS........................6
     INFORMATION ABOUT PORTFOLIO HOLDINGS...........................7
     INVESTMENT ADVISER ............................................7
     PORTFOLIO MANAGER..............................................8
     PURCHASING, SELLING AND EXCHANGING FUND SHARES.................8
     OTHER POLICIES.................................................14
     DIVIDENDS AND DISTRIBUTIONS....................................18
     TAXES..........................................................18
     FINANCIAL HIGHLIGHTS...........................................19
     HOW TO OBTAIN MORE INFORMATION ABOUT THE
         HANCOCK HORIZON FAMILY OF FUNDS............................Back Cover

BURKENROAD FUND

FUND SUMMARY

--------------------------------------------------------------------------------
INVESTMENT GOAL                     Long-term capital appreciation
--------------------------------------------------------------------------------
INVESTMENT FOCUS                    Small capitalization common stocks and other
                                    equity securities of companies located or doing business in Alabama, Florida, Georgia, Louisiana, Mississippi and Texas

--------------------------------------------------------------------------------
SHARE PRICE VOLATILITY              High
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY       Investing in common stocks which the Adviser
                                    believes have above average growth potential based on its fundamental analysis

--------------------------------------------------------------------------------
INVESTOR PROFILE                    Aggressive   investors  who  seek  long-term
                                    capital  appreciation and who are willing to
                                    bear  the  risks  of   investing  in  equity
                                    securities
--------------------------------------------------------------------------------

INVESTMENT STRATEGY OF THE BURKENROAD FUND

The Fund seeks capital appreciation by investing primarily (at least 80% of its assets) in common stocks and other equity securities. The Fund focuses on stocks of companies with small capitalizations (less than $2 billion) located or doing business in Alabama, Florida, Georgia, Louisiana, Mississippi and Texas. The Adviser intends to utilize Tulane University's Burkenroad Reports as a primary source of investment research, but also employs its own fundamental research and analysis in its investment decision making. In selecting securities, the Adviser primarily considers sales and expense trends, market position, historic and expected earnings and dividends. The Adviser will diversify the Fund's securities across industry sectors. The Adviser continually monitors the Fund's portfolio and may sell a security when it achieves a designated price target, there is a fundamental change in the security's prospects or better investment opportunities become available.

BURKENROAD REPORTS

The BURKENROAD REPORTS is an educational program on investment research in which selected students at Tulane University's A.B. Freeman School of Business participate. The program is designed to teach the students how to produce objective investment research by studying publicly-held companies located in the Deep South. Burkenroad Reports focus on companies that traditionally have not been followed by Wall Street analysts. The Reports are based on publicly available reports, company visits and meetings with top management.

The Adviser independently verifies the information contained within the Reports and considers, but does not rely exclusively on, the Reports in making investment decisions for the Fund. The Fund will regularly invest in companies other than those covered by Burkenroad Reports, and may not own shares of all of the companies covered by the Reports. The Fund and Horizon

Advisers are NOT affiliated with Tulane University or the A.B. Freeman School of Business. Hancock Bank licenses the name "Burkenroad" from Tulane University. Neither Tulane University, the A.B. Freeman School of Business nor the students, faculty and staff of Tulane University have any involvement in the investment decisions, management or operations of the Fund.

PRINCIPAL RISKS OF INVESTING IN THE BURKENROAD FUND

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities will fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is a principal risk of investing in the Fund.

The smaller capitalization companies that the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small capitalization stocks may be more volatile than those of larger companies. These securities may be traded over the counter or listed on an exchange.

The Fund's concentration of investments in securities of companies located or doing business in Alabama, Louisiana, Mississippi, Florida, Georgia, and Texas subjects the Fund to economic conditions and government policies within those states. As a result, the Fund will be more susceptible to factors that adversely affect companies located or doing business in those states than a mutual fund that does not have as great a concentration in those states.

The Fund is also subject to the risk that the Adviser's particular investment style, which focuses on small capitalization stocks, may underperform other segments of the equity market or the equity markets as a whole.

PERFORMANCE INFORMATION

The following bar chart and performance table illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows the performance of the Fund's Class A Shares from year to year. The chart does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown below.*

                 --------------------------------
                 2002                -0.73%
                 --------------------------------
                 2003                34.89%
                 --------------------------------
                 2004                24.76%
                 --------------------------------

           ------------------------------------------------
                BEST QUARTER           WORST QUARTER
           ------------------------------------------------
                   20.95%                (18.59)%
           ------------------------------------------------
                 (06/30/03)             (09/30/02)
           ------------------------------------------------

* The performance information shown above is based on a calendar year. The Fund's performance from 1/1/05 to 3/31/05 was 0.92%.

AVERAGE ANNUAL TOTAL RETURNS

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2004 TO THOSE OF THE RUSSELL 2000 INDEX AND THE LIPPER SMALL-CAP VALUE FUNDS CLASSIFICATION.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

----------------------------------------------------------------------------------------------------------
                                                                                        SINCE INCEPTION
BURKENROAD FUND                                                             1 YEAR    (DECEMBER 31, 2001)
----------------------------------------------------------------------------------------------------------
FUND RETURNS BEFORE TAXES                                                  24.76%           18.66%
----------------------------------------------------------------------------------------------------------
FUND RETURNS AFTER TAXES ON DISTRIBUTIONS                                  18.19%           16.44%
----------------------------------------------------------------------------------------------------------
FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES          11.82%           14.28%
----------------------------------------------------------------------------------------------------------
RUSSELL 2000 INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)    18.33%           11.48%
----------------------------------------------------------------------------------------------------------
LIPPER SMALL-CAP VALUE FUNDS CLASSIFICATION                                20.86%           15.04%
----------------------------------------------------------------------------------------------------------

SIMPLY SPEAKING ...

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Russell 2000 Index is a widely-recognized index which measures the performance of the 2,000 smallest companies in the Russell 3000 Index, and represents approximately 8% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, and represents approximately 98% of the investable U.S. equity market.

WHAT IS A LIPPER FUNDS CLASSIFICATION?

A Lipper Funds Classification measures the share prices of a specific group of mutual funds with a particular investment objective. You cannot invest directly in a Lipper Funds Classification. The funds included in the Lipper Small-Cap Value Funds Classification invest primarily in companies with market capitalizations less than $1 billion at the time of purchase. The number of funds in the Lipper Funds Classification varies.

FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

------------------------------------------------------------------------------------------------------------
                                                                                              CLASS A SHARES
------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)*            5.25%
------------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)                         None
------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions
  (as a percentage of offering price)                                                             None
------------------------------------------------------------------------------------------------------------
Redemption Fee (as a percentage of amount redeemed, if applicable)**                             1.00%
------------------------------------------------------------------------------------------------------------
Exchange Fee                                                                                      None
------------------------------------------------------------------------------------------------------------

* This sales charge varies depending upon how much you invest. See "Purchasing, Selling and Exchanging Fund Shares."

** This redemption fee is only applicable to shares sold within nine months of their purchase date. This fee is not a sales charge and is payable directly to the Fund.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

--------------------------------------------------------------------------
                                                        CLASS A SHARES
--------------------------------------------------------------------------
Investment Advisory Fees                                    0.95%
--------------------------------------------------------------------------
Distribution and Service (12b-1) Fees                       None
--------------------------------------------------------------------------
Other Expenses                                              1.19%
                                                           -----
--------------------------------------------------------------------------
Total Annual Fund Operating Expenses                        2.14%*
--------------------------------------------------------------------------
Fee Waivers and Expense Reimbursements                     (0.74)%
                                                           -----
--------------------------------------------------------------------------
Net Expenses                                                1.40%
--------------------------------------------------------------------------

--------------------------------------------------------------------------------
* The Fund's Adviser has contractually agreed to waive fees and to reimburse expenses in order to keep the Fund's actual total annual operating expenses from exceeding the Net Expenses shown above for a period of one year from the date of this prospectus. Other Expenses includes shareholder service fees.

For more information about these fees, see "Investment Adviser."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of those periods.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in Class A Shares of the Fund would be:

        --------------------------------------------------------------------
          1 YEAR            3 YEARS          5 YEARS           10 YEARS
        --------------------------------------------------------------------
          $660              $1,092            $1,550            $2,812
        --------------------------------------------------------------------

MORE INFORMATION ABOUT RISK

The Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

The Fund has its own investment goal and strategies for reaching that goal. The investment managers invest Fund assets in a way that they believe will help the Fund achieve its goal. Still, investing in the Fund involves risk and there is no guarantee that the Fund will achieve its goal. An investment manager's judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job an investment manager does, you could lose money on your investment in the Fund, just as you could with other investments. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY.

The value of your investment in the Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the Fund owns and the markets in which it trades. The effect on the Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

EQUITY RISK -- Equity securities include public and privately issued equity securities, common and preferred stocks, warrants, rights to subscribe to common stock and convertible securities, as well as instruments that attempt to track the price movement of equity indices. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which a mutual fund invests will cause the Fund's net asset value to fluctuate. An investment in a portfolio of equity securities may be more suitable for long-term investors who can bear the risk of these share price fluctuations.

MORE INFORMATION ABOUT FUND INVESTMENTS

The investments and strategies described in this prospectus are those that the Fund uses under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in cash or money market instruments that would not ordinarily be consistent with the Fund's objectives. If the Fund invests in this manner, it may not achieve its investment objectives. The Fund will do so only if the Adviser believes that the risk of loss outweighs the opportunity for capital gains or higher income.

This prospectus describes the Fund's principal investments and strategies, and the Fund will normally invest in the types of securities described in this prospectus. However, in addition to the investments and strategies described in this prospectus, the Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in more detail in the Fund's Statement of Additional Information (for information on how to obtain the Fund's Statement of Additional Information see the back cover of this prospectus). Of course, we cannot guarantee that the Fund will achieve its investment goal.

INFORMATION ABOUT PORTFOLIO HOLDINGS

A description of the Fund's policy and procedures with respect to the circumstances under which the Fund discloses its portfolio securities is available in the Statement of Additional Information. Certain portfolio holdings information for the Fund is available on the Fund's website - WWW.HANCOCKHORIZONFUNDS.COM - by clicking the "Fund Information" link on the homepage followed by the "Hancock Fund Family" link in the "Fund Information" section. By clicking the applicable link for the Fund in the "Hancock Fund Family" section, you can obtain a list of the Fund's top 10 portfolio holdings as of the end of the most recent calendar month. The portfolio holdings information available on the Fund's website includes a top 10 list of the securities owned by the Fund and the percentage of the Fund's overall portfolio represented by a particular security. In addition, the website includes a list of the top 10 sectors represented in the Fund's portfolio. The portfolio holdings information on the Fund's website is generally made available 10 business days following the close of the most recently completed calendar month and will remain available until the information is updated following the close of the next calendar month.

INVESTMENT ADVISER

Horizon Advisers (Adviser), an unincorporated division of Hancock Bank, serves as the investment adviser to the Fund. The Adviser makes investment decisions for the Fund and continuously reviews, supervises and administers the Fund's investment program. The Board of Trustees of the Fund supervises the Adviser and establishes policies that the Adviser must follow in its management activities.

Hancock Bank is headquartered in Gulfport, Mississippi and has provided banking, trust and financial services to individuals and businesses since 1899. As of January 31, 2005, the Adviser managed approximately $620 million in assets while the Adviser and Hancock Bank managed approximately $1.7 billion in assets. The Adviser is entitled to receive an annual fee of 0.95% of the Fund's average daily net assets for its investment advisory services, but may receive less due to its waivers. For the fiscal year ended January 31, 2005, the Adviser received advisory fees (after waivers) as a percentage of the Fund's average daily net assets of 0.21%.

John Portwood, CFA, serves as Director of Trust Investments and Chief Investment Strategist of the Adviser. He has more than 34 years of investment experience.

ADDITIONAL COMPENSATION

Hancock Bank and its affiliates may act as fiduciary or provide services in various non-fiduciary capacities with respect to plans subject to the Employee Retirement Income Security Act of 1974 (ERISA) and other trust and agency accounts that invest in the Fund. Hancock Bank and its affiliates also may receive compensation for providing services to the Fund in cases where the compensation is not duplicative of the compensation those ERISA accounts pay for fiduciary and non-fiduciary services. Hancock Bank and its affiliates also may receive compensation in connection with the following:

CUSTODY SERVICES. Hancock Bank serves as custodian to the Fund, and for such services is paid an annual fee payable from the Fund's assets of 0.03% of the Fund's average daily net assets.

COMMISSIONS, DISTRIBUTION AND SERVICING (12B-1) FEES. Brokerage firms affiliated with Hancock Bank, including Hancock Investment Services, Inc. (H.I.S., Inc.), acting as dealer in connection with the sale of Class A Shares of the Fund, will be entitled to receive a commission of up to the entire amount of the sales charge.

H.I.S., Inc., member NASD and SIPC, is a wholly-owned brokerage subsidiary of Hancock Bank.

TRANSFER AGENCY SERVICES. Hancock Bank provides transfer agency services to the Fund. For providing these services, Hancock Bank is paid an annual fee payable from the Fund's assets of $19,286 per class of the Fund.

SHAREHOLDER SERVICING FEES. To the extent that Class A Shares are held through Hancock Bank or any of its affiliates providing custodial, brokerage or investment-related services, including H.I.S., Inc., those entities may receive shareholder servicing fees, payable from the Fund's assets, of up to 0.25% of average daily net assets attributable to Class A Shares.

PORTFOLIO MANAGER

David Lundgren Jr., CFA, serves as Director of Equities and Research for the Adviser and is responsible for the day-to-day management of the Fund. He has more than 15 years of investment experience. Prior to joining Hancock Bank in 1998, Mr. Lundgren served in a similar capacity for First Commerce Corporation.

The Fund's Statement of Additional  Information provides additional  information
about  the  portfolio  manager's  compensation,   other  accounts  managed,  and
ownership of Fund shares.

PURCHASING, SELLING AND EXCHANGING FUND SHARES

This section tells you how to purchase, sell (sometimes called "redeem") and exchange Class A Shares of the Fund.

The Fund does not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in the Fund subject to the satisfaction of enhanced due diligence. Please contact the Adviser for more information.

GENERAL INFORMATION

You may purchase shares on any day that the New York Stock Exchange (NYSE) and Hancock Bank are open for business (a Business Day). Shares cannot be purchased by Federal Reserve Wire on days when either the NYSE or the Federal Reserve is closed.

The Fund reserves the right to reject any specific purchase order or request to exchange Fund shares. In such cases where the Fund rejects an exchange request, such request will be processed by the Fund as a redemption request. The Fund is not intended for excessive trading by shareholders in response to short-term market fluctuations. For more information about the Fund's policy on excessive trading, see "Market Timing Policies and Procedures."

The price per share (the  offering  price) will be the net asset value per share
(NAV) next determined after the Fund receives your purchase order in proper form plus the applicable front-end sales charge. "Proper form" means that the Fund was provided a complete and signed account application, including the investor's social security number, tax identification number, and other identification required by law or regulation.

The Fund calculates its NAV once each Business Day as of the regularly-scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time). So, for you to receive the current Business Day's NAV, the Fund must receive your purchase order in proper form before 4:00 p.m., Eastern Time. If the NYSE closes early - such as on days in advance of certain holidays - the Fund reserves the right to calculate NAV as of the earlier closing time. The Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.

BUYING OR SELLING SHARES THROUGH A FINANCIAL INTERMEDIARY

In addition to being able to buy and sell Fund shares directly from the Fund through its transfer agent, you may also buy or sell shares of the Fund through accounts with brokers and other institutions that are authorized to place trades in Fund shares for their customers ("authorized institutions"). When you purchase or sell Fund shares through certain authorized institutions (rather than directly from the Fund), you may have to transmit your purchase and sale requests to these authorized institutions at an earlier time for your transaction to become effective that day. This allows these authorized institutions time to process your requests and transmit them to the Fund. Your authorized institution is responsible for transmitting all purchase and redemption requests, investment information, documentation and money to the Fund on time.

Certain financial intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase and redemption requests for Fund shares. These requests are executed at the NAV next determined after the intermediary receives the request if transmitted to the Fund in accordance with the Fund's procedures and applicable law. These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis. If your financial intermediary fails to do so, it may be responsible for any resulting fees or losses.

If you deal directly with a financial intermediary or an authorized institution, you will have to follow their procedures for transacting with the Fund. For more information about how to purchase or sell Fund shares through a financial intermediary or an authorized institution, you should contact them directly. Investors may be charged a fee for purchase and/or redemption transactions effectuated through certain financial intermediaries and authorized institutions.

HOW THE FUND CALCULATES NAV

NAV for one Fund share is the value of that share's portion of all of the net assets of the Fund. In calculating NAV, the Fund generally values its investment portfolio at market price. If market prices are not readily available or the Fund reasonably believes that they are unreliable, such as in the case of a security value that has been materially affected by events occurring after the relevant market closes, the Fund is required to price those securities at fair value as determined in good faith using methods approved by the Fund's Board of Trustees. The Fund's determination of a security's fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that the Fund assigns to a security may be higher or lower than the security's value would be if a reliable market quotation for the security was readily available.

Although the Fund invests primarily in the stocks of U.S. companies that are traded on U.S. exchanges, there may be limited circumstances in which the Fund would price securities at fair value - for example, if the exchange on which a portfolio security is principally traded closed early or if trading in a particular security was halted during the day and did not resume prior to the time the Fund calculated its NAV.

MINIMUM PURCHASES

To purchase Class A Shares for the first time, you must invest at least $1,000 in the Fund. Your subsequent investments in the Fund must be made in amounts of at least $500. The Fund may accept investments of smaller amounts at its discretion.

SYSTEMATIC INVESTMENT PLAN

If you have a checking or savings account with a bank, you may purchase Class A Shares automatically through regular deductions from your account in amounts of at least $100 per month.

SALES CHARGES

FRONT-END SALES CHARGES -- CLASS A SHARES

The offering price of Class A Shares is the NAV next calculated after the Fund receives your request, plus the front-end sales charge. The amount of any front-end sales charge included in your offering price varies, depending on the amount of your investment:

---------------------------------------------------------------------------------------------
                                                                   YOUR SALES CHARGE AS A
                                       YOUR SALES CHARGE AS A      PERCENTAGE OF YOUR NET
IF YOUR INVESTMENT IS:             PERCENTAGE OF OFFERING PRICE           INVESTMENT
---------------------------------------------------------------------------------------------
LESS THAN $50,000                               5.25%                       5.54%
$50,000 BUT LESS THAN $100,000                  4.50%                       4.71%
$100,000 BUT LESS THAN $250,000                 3.50%                       3.63%
$250,000 BUT LESS THAN $500,000                 2.50%                       2.56%
$500,000 BUT LESS THAN $1,000,000               2.00%                       2.04%
$1,000,000 AND OVER                             0.00%                       0.00%
---------------------------------------------------------------------------------------------

You may qualify for reduced sales charges or sales charge waivers. If you believe that you may qualify for a reduction or waiver of the sales charge, you should discuss this matter with your broker or other financial intermediary. To qualify for these reductions or waivers, you or your financial intermediary must provide sufficient information at the time of purchase to verify that your purchase qualifies for such treatment. This information could be used to aggregate, for example, holdings in personal or retirement accounts, Fund shares owned by your immediate family members, and holdings in accounts at other brokers or financial intermediaries. The Fund or your financial intermediary may request documentation from you in order to verify your eligibility for a breakpoint discount. This information may include account statements and records regarding Fund shares held at all financial intermediaries by you and members of your immediate family. In addition to breakpoint discounts, the following sections describe other circumstances in which sales charges are waived or otherwise may be reduced.

WAIVER OF FRONT-END SALES CHARGE -- CLASS A SHARES

Certain investors may be eligible for a waiver of the sales loads due to the nature of the investors and/or the reduced sales efforts necessary to obtain their investments. The front-end sales charge will be waived on Class A Shares purchased:

o     through reinvestment of dividends and distributions;

o     through a H.I.S., Inc. asset allocation account;

o by persons repurchasing shares they redeemed within the last 30 days (see Repurchase of Class A Shares);

o by directors, employees and retirees of Hancock Bank and its affiliates, and two generations of their respective ascendants, descendants, siblings and spouses;

o     by Trustees and officers of The Advisors' Inner Circle Fund II;

o through dealers, retirement plans, asset allocation programs and financial institutions that, under their dealer agreements with the distributor or otherwise, do not receive any portion of the front-end sales charge.

REPURCHASE OF CLASS A SHARES

You may repurchase any amount of Class A Shares of the Fund at NAV (without the normal front-end sales charge), up to the limit of the value of any amount of Class A Shares (other than those which were purchased with reinvested dividends and distributions) that you redeemed within the past 30 days. In effect, this allows you to reacquire shares that you may have had to redeem, without repaying the front-end sales charge. To exercise this privilege, the Fund must receive your purchase order within 30 days of your redemption. In addition, you must notify your investment professional or institution when you send in your purchase order that you are repurchasing shares. Consult your tax advisor regarding special rules that may apply if you recognize a loss on your original redemption.

REDUCED SALES CHARGES -- CLASS A SHARES

RIGHTS OF ACCUMULATION. In calculating the appropriate sales charge rate, this right allows you to add the value of the Class A Shares you already own to the amount that you are currently purchasing. The Fund will combine the value of your current purchases with the current value of any Class A Shares you purchased previously for (i) your account, (ii) your spouse's account, (iii) a joint account with your spouse, or (iv) your minor children's trust or custodial accounts. A trust purchasing shares for the same trust account, trust or estate also may use this right of accumulation. The Fund will only consider the value of Class A Shares purchased previously that were sold subject to a sales charge. To be entitled to a reduced sales charge based on shares already owned, you must ask us for the reduction at the time of purchase. You must provide the Fund with your account number(s) and, if applicable, the account numbers for your spouse and/or children (and provide the children's ages). The Fund may amend or terminate this right of accumulation at any time.

LETTER OF INTENT. You may purchase Class A Shares at the sales charge rate applicable to the total amount of the purchases you intend to make over a 13-month period. In other words, a Letter of Intent allows you to purchase Class A Shares of the Fund over a 13-month period and receive the same sales charge as if you had purchased all the shares at the same time. The Fund will only consider the value of Class A Shares sold subject to a sales charge. As a result, shares of the Class A Shares purchased with dividends or distributions will not be included in the calculation. To be entitled to a reduced sales charge based on shares you intend to purchase over the 13-month period, you must send the Fund a Letter of Intent. In calculating the total amount of purchases you may include in your letter purchases made up to 90 days before the date of the Letter. The 13-month period begins on the date of the first purchase, including those purchases made in the 90-day period before the date of the Letter. Please note that the purchase price of these prior purchases will not be adjusted.

You are not legally bound by the terms of your Letter of Intent to purchase the amount of your shares stated in the Letter. The Letter does, however, authorize the Fund to hold in escrow 5.0% of the total amount you intend to purchase. If you do not complete the total intended purchase at the end of the 13-month period, the Fund's transfer agent will redeem the necessary portion of the escrowed shares to make up the difference between the reduced rate sales charge (based on the amount you intended to purchase) and the sales charge that would normally apply (based on the actual amount you purchased).

COMBINED PURCHASE/QUANTITY DISCOUNT PRIVILEGE. When calculating the appropriate sales charge rate, the Fund will combine same day purchases of Class A Shares (that are subject to a sales charge) made by you, your spouse and your minor children (under age 21). This combination also applies to Class A Shares you purchase with a Letter of Intent.

GENERAL INFORMATION ABOUT SALES CHARGES

Your securities dealer is paid a commission when you buy your shares and is paid a servicing fee as long as you hold your shares. Your securities dealer or servicing agent may receive different levels of compensation depending on which class of shares you buy.

From time to time, some financial institutions, including brokerage firms affiliated with the Adviser, may be reallowed up to the entire sales charge. Firms that receive a reallowance of the entire sales charge may be considered underwriters for the purpose of federal securities law.

The distributor may, from time to time in its sole discretion, institute one or more promotional incentive programs for dealers, which will be paid for by the distributor from any sales charge it receives or from any other source available to it. Under any such program, the distributor may provide cash or non-cash compensation as recognition for past sales or encouragement for future sales that may include merchandise, travel expenses, prizes, meals, lodgings, and gifts that do not exceed $100 per year, per individual.

Information regarding the Fund's sales charges may be obtained free of charge in a clear and prominent format on the Fund's website - www.hancockhorizionfunds.com - by clicking the "Fund Information" link on the homepage followed by the "Fund Snapshot" and "Sales Charges" links in the "Fund Information" section.

HOW TO SELL YOUR FUND SHARES

If you own your shares through an account with an investment professional or other institution, contact that investment professional or institution to sell your shares. Your investment professional or institution may charge a fee for its services, in addition to the fees charged by the Fund.

If you would like to sell $100,000 or more of your shares, send your sale proceeds to a third-party or you are closing an account with a value over $100,000, please notify the Fund in writing and include a signature guarantee by a bank or other financial institution (a notarized signature is not sufficient). Additionally, a signature guaranteed letter from you is required if your account registration has changed in the previous 30 days, if funds are being sent to an address other than the address of record, or if the check is made payable to someone other than the account holder.

The sale price of each share will be the NAV next determined after the Fund receives your request.

SYSTEMATIC WITHDRAWAL PLAN

If you have at least $10,000 in your account, you may use the systematic withdrawal plan. Under the plan you may arrange monthly, quarterly, semi-annual or annual automatic withdrawals of at least $100 from the Fund. The proceeds of each withdrawal will be mailed to you by check or, if you have a checking or savings account with a bank, electronically transferred to your account.

RECEIVING YOUR MONEY

Normally, the Fund will send your sale proceeds within seven Business Days after the Fund receives your request. Your proceeds can be wired to your bank account or sent to you by check. IF YOU RECENTLY PURCHASED YOUR SHARES BY CHECK OR THROUGH AUTOMATED CLEARING HOUSE (ACH), REDEMPTION PROCEEDS MAY NOT BE AVAILABLE UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 DAYS FROM YOUR DATE OF PURCHASE).

REDEMPTIONS IN KIND

The Fund generally pays sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise and for the protection of the Fund's remaining shareholders the Fund might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption. In addition, you will continue to be subject to the risks of any market fluctuation in the value of the securities you receive in kind until you sell them.

INVOLUNTARY SALES OF YOUR SHARES

If your account balance drops below the required minimum you may be required to sell your shares. The account balance minimum for the Fund is $1,000. The Fund will generally provide at least 60 days' written notice to allow you sufficient time to add to your account and avoid the involuntary redemption of your shares.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Fund may suspend your right to sell your shares during times when trading on the NYSE is restricted or halted, or as otherwise permitted by the Securities and Exchange Commission (SEC). More information about this is in the Fund's Statement of Additional Information.

HOW TO EXCHANGE YOUR SHARES

You may exchange shares on any Business Day through your financial institution by mail or telephone. Exchange requests must be for an amount of at least $1,000.

IF YOU RECENTLY PURCHASED SHARES BY CHECK OR THROUGH ACH, YOU MAY NOT BE ABLE TO EXCHANGE YOUR SHARES UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 DAYS FROM YOUR DATE OF PURCHASE). This exchange privilege may be changed or canceled at any time upon 30 days' notice.

The exchange privilege is not intended as a vehicle for short-term or excessive trading. The Fund may suspend or terminate your exchange privilege if you engage in a pattern of exchanges that is excessive, as determined in the sole discretion of the Fund. For more information about the Fund's policy on excessive trading, see "Market Timing Policies and Procedures."

When you exchange shares, you are really selling your shares and buying other Fund shares. So, your sale price and purchase price will be based on the NAV next calculated after the Fund receives your exchange request.

CLASS A SHARES

You may exchange Class A Shares of any Hancock Horizon Fund for Class A Shares of any other Hancock Horizon Fund. If you exchange shares that you purchased without a sales charge or with a lower sales charge into a fund with a sales charge or with a higher sales charge, the exchange is subject to an incremental sales charge (E.G., the difference between the lower and higher applicable sales charges). If you exchange shares into a fund with the same, lower or no sales charge there is no incremental sales charge for the exchange.

TELEPHONE TRANSACTIONS

Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk. Although the Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Fund is not responsible for any losses or costs incurred by following telephone instructions the Fund reasonably believes to be genuine. If you or your financial institution transact with the Fund over the telephone, you will generally bear the risk of any loss.

OTHER POLICIES

MARKET TIMING POLICIES AND PROCEDURES

The Fund is intended for long-term investment purposes only and discourages shareholders from engaging in "market timing" or other types of excessive short-term trading. This frequent trading into and out of the Fund may present risks to the Fund's long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Fund's investment strategy, triggering the recognition of taxable gains and losses on the sale of Fund investments, requiring the Fund to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs.

In addition, because the Fund invests in small cap securities that often may trade in lower volumes, changes to the Fund's holdings in response to frequent trading by certain shareholders may impact the market prices of such relatively thinly traded securities held by the Fund.

The Fund's service providers will take steps reasonably designed to detect and deter frequent trading by shareholders pursuant to the Fund's policies and procedures described in this prospectus and approved by the Fund's Board of Trustees. For purposes of applying these policies, the Fund's service providers will consider the trading history of accounts known to be under common ownership or control to the extent they believe an investor or group of investors is attempting to evade detection under the Fund's policies and procedures by the use of multiple accounts. The Fund's policies and procedures include:

      o Shareholders are restricted from making more than 1 "round trip" into or out of the Fund per quarter. If a shareholder exceeds this amount, the Fund and/or its service providers may, at their discretion, reject any additional purchase or exchange orders. The Fund defines a round trip as a purchase into the Fund by a shareholder, followed by a subsequent redemption out of the Fund, of an amount the Adviser reasonably believes would be harmful or disruptive to the Fund.

      o The Fund assesses a redemption fee of 1% on redemptions by shareholders of Class A Shares if sold within nine months of their purchase (subject to certain exceptions as discussed below in "Redemption Fees").

      o The Fund reserves the right to reject any purchase request by any investor or group of investors for any reason without prior notice, including, in particular, if the Fund or its Adviser reasonably believes that the trading activity would be harmful or disruptive to the Fund.

The Fund and/or its service providers seek to apply these policies to the best of their abilities uniformly and in a manner they believe is consistent with the interests of the Fund's long-term shareholders. The Fund does not knowingly accommodate frequent purchases and redemptions by Fund shareholders except for purchases and redemptions made through the Fund's Systematic Investment/Withdrawal Plans, as described in this prospectus.

Although these policies are designed to deter frequent trading, none of these measures alone nor all of them taken together eliminate the possibility that frequent trading in the Fund will occur, particularly with respect to trades placed by shareholders that invest in the Fund through omnibus accounts
maintained   by  brokers,   retirement   plan   accounts  and  other   financial
intermediaries. The Fund's and its service providers' access to information about individual shareholder transactions made through such omnibus arrangements is often unavailable or severely limited. As a result, the Fund cannot assure that its policies will be enforced with regard to those Fund shares held through such omnibus arrangements (which may represent a majority of Fund shares), and as a result frequent trading could adversely affect the Fund and its long-term shareholders as discussed above. In addition, if you own your Fund shares through an omnibus account maintained by a broker, retirement plan or other financial intermediary, it is possible that your financial intermediary's policies regarding frequent trading may differ from those of the Fund. Please contact your financial intermediary for more information.

The Fund may amend these policies and procedures in response to changing regulatory requirements or to enhance the effectiveness of the program.

REDEMPTION FEE

In an effort to discourage short-term trading and defray costs incurred by shareholders as a result of same, the Fund charges a 1% redemption fee on redemptions of Class A Shares if sold within nine months of their purchase. The fee is deducted from the sale proceeds and cannot be paid separately, and any proceeds of the fee are credited to the assets of the Class A Shares of the

Fund. The fee does not apply to shares purchased with reinvested dividends or distributions. The redemption fee is applicable to Class A Shares purchased either directly or through a financial intermediary, such as a broker-dealer. Transactions through financial intermediaries typically are placed with the Fund on an omnibus basis and include both purchase and sale transactions placed on behalf of multiple investors. For this reason, the Fund has undertaken to notify financial intermediaries of their obligation to assess the redemption fee on customer accounts and to collect and remit the proceeds to the Fund. However, due to operational requirements, the intermediaries' methods for tracking and calculating the fee may be inadequate or differ in some respects from the Fund's.

The redemption fee may not apply to certain categories of redemptions, such as those that the Fund reasonably believes may not raise frequent trading or market timing concerns. These categories include, but are not limited to, the following: (i) participants in certain group retirement plans whose processing systems are incapable of properly applying the redemption fee to underlying shareholders; (ii) redemptions resulting from certain transfers upon the death of a shareholder; (iii) redemptions by certain pension plans as required by law or by regulatory authorities; (iv) systematic redemptions and (v) retirement loans and withdrawals. The Fund reserves the right to modify or eliminate the redemption fees or waivers at any time.

CUSTOMER IDENTIFICATION AND VERIFICATION

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

What this means to you: When you open an account, the Fund will ask your name, address, date of birth, and other information that will allow the Fund to identify you. This information is subject to verification to ensure the identity of all persons opening a mutual fund account.

The Fund is required by law to reject your new account application if the required identifying information is not provided.

In certain instances, the Fund is required to collect documents to fulfill its legal obligation. Documents provided in connection with your application will be used solely to establish and verify a customer's identity.

Attempts to collect the missing information required on the application will be performed by either contacting you or, if applicable, your broker. If this information is unable to be obtained within a reasonable timeframe established in the sole discretion of the Fund, your application will be rejected.

Upon receipt of your application in proper form (or upon receipt of all identifying information required on the application), your investment will be accepted and your order will be processed at the net asset value per share next determined.

However, the Fund reserves the right to close or liquidate your account at the then-current day's price and remit proceeds to you via check if they are unable to verify your identity. Attempts to verify your identity will be performed within a reasonable timeframe established in the sole discretion of the Fund (generally, 3 business days). Further, the Fund reserves the right to hold your proceeds until your original check clears the bank, which may take up to 15 days from the date of purchase. In such an instance, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications.

ANTI-MONEY LAUNDERING PROGRAM

Customer identification and verification is part of the Fund's overall obligation to deter money laundering under federal law. The Fund has adopted an anti-money laundering compliance program designed to prevent the Fund from being used for money laundering or the financing of terrorist activities. In this regard, the Fund reserves the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Fund or in cases when the Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

SHAREHOLDER SERVICING ARRANGEMENTS

Brokers, dealers, banks, trust companies and other financial representatives may receive compensation from the Fund or its service providers for providing a variety of services. This section briefly describes how the financial representatives may get paid.

For providing certain services to their clients, financial representatives may be paid a fee based on the assets of the Fund that are attributable to the financial representative. These services may include record keeping, transaction processing for shareholders' accounts and certain shareholder services not currently offered to shareholders that deal directly with the Fund. In addition, your financial representatives may charge you other account fees for buying or redeeming shares of the Fund or for servicing your account. Your financial representative should provide you with a schedule of its fees and services.

The Fund may pay all or part of the fees paid to financial representatives. Periodically, the Board reviews these arrangements to ensure that the fees paid are appropriate for the services performed. The Fund does not pay these service fees on shares purchased directly from the Fund. In addition, the Adviser and its affiliates may, at their own expense, pay financial representatives for these services.

The Adviser and its affiliates may, at their own expense, pay financial representatives for distribution and marketing services performed with respect to the Fund. The amount of these payments will generally vary. Additional compensation may also be paid to financial representatives who offer the Fund as part of a special preferred list or other promotional program. Financial representatives that receive these types of payments may have a conflict of interest in recommending or selling Fund shares rather than other mutual funds, particularly where such payments exceed those associated with other funds. You should contact your financial representative for more information regarding these payments.

DIVIDENDS AND DISTRIBUTIONS

The Fund declares and distributes its net investment income annually. The Fund makes distributions of its net realized capital gains, if any, at least annually. If you own Fund shares on the Fund's record date, you will be entitled to receive the distribution.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Fund, or your investment professional or institution, in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Fund receives your written notice. To cancel your election, simply send the Fund written notice.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE, AND LOCAL INCOME TAXES. Below is a summary of some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.

The Fund will distribute substantially all of its net investment income and its net realized capital gains, if any, at least annually. The dividends and distributions you receive may be subject to federal, state, and local taxation, depending upon your tax situation. The Fund's net investment income and short-term capital gains are distributed as dividends and are taxable at ordinary income tax rates. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains, regardless of how long you have held your shares in the Fund. Distributions you receive from the Fund may be taxable whether or not you reinvest them.

Under the provisions of recently enacted tax legislation, some or all of the distributions from a mutual fund may be treated as "qualified dividend income," taxable to individuals at the maximum federal tax rate of 15% (5% for individuals in lower tax brackets). A distribution is treated as qualified dividend income to the extent that the Fund receives dividend income from taxable domestic corporations and certain qualified foreign corporations. The Fund will notify you as to how much of your distributions, if any, will qualify for the reduced tax rate.

Each sale or exchange of Fund shares may be a taxable event. For tax purposes, an exchange of the Fund's shares for shares of another fund is the same as a sale. The gain or loss on the sale or exchange of Fund shares generally will be treated as short term capital gain or loss if you held the shares for 12 months or less or long term capital gain or loss, if you held the shares for longer.

MORE INFORMATION ABOUT TAXES IS IN THE STATEMENT OF ADDITIONAL INFORMATION.

FINANCIAL HIGHLIGHTS

The table that follows presents performance information about Class A Shares of the Fund. This information is intended to help you understand the Fund's financial performance for the past five years, or, if shorter, the period of the Fund's operations. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund, assuming you reinvested all of your dividends and distributions. The information provided below for the period ended January 31, 2005 has been derived from the Fund's financial statements, which have been audited by KPMG LLP, independent registered public accountants whose report, along with the Fund's financial statements, are included in the Fund's annual reports. The information provided below for the periods ended January 31, 2004 and prior has been audited by other independent registered public accountants, whose reports along with the Fund's financial statements, are included in the Fund's annual reports. The reports of KPMG LLP and the reports of other independent registered public accountants for each such period along with the Fund's financial statements and related notes, appear in the annual report that accompanies our Statement of Additional Information. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-738-2625, extension 77966.

For a Share Outstanding Throughout Each Period
For the Periods Ended January 31,

--------------------------------------------------------------------------------------------------------------------------
                                                      NET
                          NET                       REALIZED
                         ASSET          NET           AND                        DIVIDENDS   DISTRIBUTIONS      TOTAL
                         VALUE,     INVESTMENT     UNREALIZED     TOTAL FROM     FROM NET       FROM NET      DIVIDENDS
                       BEGINNING      INCOME     GAIN (LOSSES)    INVESTMENT    INVESTMENT      REALIZED         AND
                       OF PERIOD      (LOSS)     ON INVESTMENTS   OPERATIONS      INCOME         GAINS      DISTRIBUTIONS
--------------------------------------------------------------------------------------------------------------------------
BURKENROAD FUND(1)
--------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
--------------------------------------------------------------------------------------------------------------------------
2005++                  $20.70       $(0.08)        $ 4.35           $ 4.27       $   --        $   --         $   --
--------------------------------------------------------------------------------------------------------------------------
2004++                   14.19        (0.04)          6.55             6.51           --            --             --
--------------------------------------------------------------------------------------------------------------------------
2003                     15.05        (0.02)         (0.74)           (0.76)       (0.10)           --          (0.10)
--------------------------------------------------------------------------------------------------------------------------
2002                     15.00        (0.01)          0.06             0.05           --            --             --
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
                                                                                   RATIO OF        RATIO OF
                           NET                          NET                           NET          EXPENSES
                          ASSET                       ASSETS,       RATIO OF      INVESTMENT      TO AVERAGE
                          VALUE,                        END         EXPENSES     INCOME (LOSS)    NET ASSETS    PORTFOLIO
                           END          TOTAL        OF PERIOD     TO AVERAGE     TO AVERAGE      (EXCLUDING    TURNOVER
                        OF PERIOD      RETURN+         (000)       NET ASSETS     NET ASSETS       WAIVERS)       RATE
--------------------------------------------------------------------------------------------------------------------------
BURKENROAD FUND(1)
--------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
--------------------------------------------------------------------------------------------------------------------------
2005++                    $24.97        20.63%         $5,544          1.40%         (0.37)%          2.14%        17%
--------------------------------------------------------------------------------------------------------------------------
2004++                     20.70        45.88           2,153          1.40          (0.23)           2.90         21
--------------------------------------------------------------------------------------------------------------------------
2003                       14.19        (5.07)          1,064          1.40          (0.22)           3.44         28
--------------------------------------------------------------------------------------------------------------------------
2002                       15.05         0.33             521          1.40          (0.89)           2.64          8
--------------------------------------------------------------------------------------------------------------------------

+ Total return is for the period indicated and has not been annualized. Total return excludes applicable sales charge.

++    Per share data is calculated using average shares method.

(1)   Fund commenced operations on December 31, 2001.

Amounts designated as "-" are either $0 are have been rounded to $0.

                         HANCOCK HORIZON FAMILY OF FUNDS

INVESTMENT ADVISER

Horizon Advisers
One Hancock Plaza, 3rd Floor
P.O. Box 4019
Gulfport, Mississippi 39502

DISTRIBUTOR

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP

More information about the Fund is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI includes detailed information about the Hancock Horizon Family of Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

These reports contain information from the Fund's managers about strategies, and recent market conditions and trends and their impact on Fund performance. The reports also contain more information about the Fund's holdings and detailed financial information about the Fund.

TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR MORE INFORMATION:

BY TELEPHONE: Call 1-800-738-2625, extension 77966

BY MAIL: Write to us
Hancock Horizon Funds
2600 Citiplace Drive, Suite 200
Baton Rouge, LA 70808

BY INTERNET: WWW.HANCOCKHORIZONFUNDS.COM

FROM THE SEC: You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about The Advisors' Inner Circle Fund II, from the EDGAR Database on the SEC's website ("HTTP://WWW.SEC.GOV"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address:
PUBLICINFO@SEC.GOV. The Advisors' Inner Circle Fund II's Investment Company Act registration number is 811-7102.

                                   PROSPECTUS

                                [GRAPHIC OMITTED]

                         HANCOCK HORIZON FAMILY OF FUNDS


                                  MAY 31, 2005


                                Burkenroad Fund

                                 CLASS D SHARES

                                   ADVISED BY
                                Horizon Advisers
                  (an unincorporated division of Hancock Bank)

     The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.


                       The Advisors' Inner Circle Fund II

      WALL STREET SAVVY,
          MAIN STREET TOUCH.

                                     [LOGO]
                              HANCOCK HORIZON FUNDS

                    FOR MORE INFORMATION CALL 1.800.259.1926
                           WWW.HANCOCKHORIZONFUNDS.COM

ABOUT THIS PROSPECTUS

The Hancock Horizon Family of Funds is a mutual fund family that offers different classes of shares in separate investment portfolios that have individual investment goals and strategies. This prospectus gives you important information about the Class D Shares of the Burkenroad Fund (Fund) that you should know before investing. Please read this prospectus and keep it for future reference.

THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. FOR MORE DETAILED INFORMATION ABOUT THE FUND, PLEASE SEE:


                                                                            Page

INVESTMENT STRATEGY AND PRINCIPAL
RISKS OF INVESTING                                                             1

PERFORMANCE INFORMATION                                                        2

FUND FEES AND EXPENSES                                                         3

MORE INFORMATION ABOUT RISK                                                    4

MORE INFORMATION ABOUT FUND INVESTMENTS                                        5

INFORMATION ABOUT PORTFOLIO HOLDINGS                                           5

INVESTMENT ADVISER                                                             5

PORTFOLIO MANAGER                                                              6

PURCHASING AND SELLING FUND SHARES                                             6

OTHER POLICIES                                                                 8

DISTRIBUTION OF FUND SHARES                                                   11

DIVIDENDS AND DISTRIBUTIONS                                                   11

TAXES                                                                         11

FINANCIAL HIGHLIGHTS                                                          12

HOW TO OBTAIN MORE INFORMATION ABOUT THE
HANCOCK HORIZON FAMILY OF FUNDS                                       BACK COVER

BURKENROAD FUND

FUND SUMMARY

INVESTMENT GOAL Long-term capital appreciation

--------------------------------------------------------------------------------

INVESTMENT FOCUS Small capitalization common stocks and other equity securities of companies located or doing business in Alabama, Florida, Georgia, Louisiana, Mississippi and Texas

--------------------------------------------------------------------------------

SHARE PRICE VOLATILITY High

--------------------------------------------------------------------------------

PRINCIPAL INVESTMENT STRATEGY Investing in common stocks which the Adviser believes have above average growth potential based on its fundamental analysis

--------------------------------------------------------------------------------

INVESTOR PROFILE Aggressive investors who seek long-term capital appreciation and who are willing to bear the risks of investing in equity securities

--------------------------------------------------------------------------------

INVESTMENT STRATEGY OF THE BURKENROAD FUND


The Fund seeks capital appreciation by investing primarily (at least 80% of its assets) in common stocks and other equity securities. The Fund focuses on stocks of companies with small capitalizations (less than $2 billion) located or doing business in Alabama, Florida, Georgia, Louisiana, Mississippi and Texas. The Adviser intends to utilize Tulane University's Burkenroad Reports as a primary source of investment research, but also employs its own fundamental research and analysis in its investment decision making. In selecting securities, the Adviser primarily considers sales and expense trends, market position, historic and expected earnings and dividends. The Adviser will diversify the Fund's securities across industry sectors. The Adviser continually monitors the Fund's portfolio and may sell a security when it achieves a designated price target, there is a fundamental change in the security's prospects or better investment opportunities become available.


--------------------------------------------------------------------------------

      BURKENROAD REPORTS

      The BURKENROAD REPORTS is an educational program on investment research in which selected students at Tulane University's A.B. Freeman School of Business participate. The program is designed to teach the students how to produce objective investment research by studying publicly-held companies located in the Deep South. Burkenroad Reports focus on companies that traditionally have not been followed by Wall Street analysts. The Reports are based on publicly available reports, company visits and meetings with top management.

      The Adviser independently verifies the information contained within the Reports and considers, but does not rely exclusively on, the Reports in making investment decisions for the Fund. The Fund will regularly invest in companies other than those covered by Burkenroad Reports, and may not own shares of all of the companies covered by the Reports. The Fund and Horizon Advisers are NOT affiliated with Tulane University or the A.B. Freeman School of Business. Hancock Bank licenses the name "Burkenroad" from Tulane University. Neither Tulane University, the A.B. Freeman School of Business nor the students, faculty and staff of Tulane University have any involvement in the investment decisions, management or operations of the Fund.

--------------------------------------------------------------------------------

PRINCIPAL RISKS OF INVESTING IN THE BURKENROAD FUND

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities will fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is a principal risk of investing in the Fund.

The smaller capitalization companies that the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small capitalization stocks may be more volatile than those of larger companies. These securities may be traded over the counter or listed on an exchange.

The Fund's concentration of investments in securities of companies located or doing business in Alabama, Louisiana, Mississippi, Florida, Georgia, and Texas subjects the Fund to economic conditions and government policies within those states. As a result, the Fund will be more susceptible to factors that adversely affect companies located or doing business in those states than a mutual fund that does not have as great a concentration in those states.

The Fund is also subject to the risk that the Adviser's particular investment style, which focuses on small capitalization stocks, may underperform other segments of the equity market or the equity markets as a whole.

PERFORMANCE INFORMATION


The following bar chart and performance table illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS THE PERFORMANCE OF THE FUND'S CLASS D SHARES FROM YEAR TO YEAR.*

 [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

2002            -0.79%
2003            34.64%
2004            24.37%

                BEST QUARTER                   WORST QUARTER
                   20.91%                        (18.58)%
                 (06/30/03)                     (09/30/02)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S PERFORMANCE FROM 1/1/05 TO 3/31/05 WAS 0.85%.

AVERAGE ANNUAL TOTAL RETURNS

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2004 TO THOSE OF THE RUSSELL 2000 INDEX AND THE LIPPER SMALL-CAP VALUE FUNDS CLASSIFICATION.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

BURKENROAD FUND --                                             SINCE INCEPTION
CLASS D SHARES                                    1 YEAR     (DECEMBER 31, 2001)
--------------------------------------------------------------------------------
FUND RETURNS
BEFORE TAXES                                      24.37%            18.44%

FUND RETURNS AFTER
TAXES ON DISTRIBUTIONS                            24.37%            18.33%

FUND RETURNS AFTER
TAXES ON DISTRIBUTIONS
AND SALES OF FUND SHARES                          15.84%            15.95%

RUSSELL 2000 INDEX
(REFLECTS NO DEDUCTION
FOR FEES, EXPENSES,
OR TAXES)                                         18.33%            11.48%

LIPPER SMALL-CAP VALUE
FUNDS CLASSIFICATION                              20.86%            15.04%

--------------------------------------------------------------------------------

      SIMPLY SPEAKING...

      WHAT IS AN INDEX?

      AN INDEX MEASURES THE MARKET PRICES OF A SPECIFIC GROUP OF SECURITIES IN A PARTICULAR MARKET OR MARKET SECTOR. YOU CANNOT INVEST DIRECTLY IN AN INDEX. UNLIKE A MUTUAL FUND, AN INDEX DOES NOT HAVE AN INVESTMENT ADVISER AND DOES NOT PAY ANY COMMISSIONS OR EXPENSES. IF AN INDEX HAD EXPENSES, ITS PERFORMANCE WOULD BE LOWER. THE RUSSELL 2000 INDEX IS A WIDELY-RECOGNIZED INDEX WHICH MEASURES THE PERFORMANCE OF THE 2,000 SMALLEST COMPANIES IN THE RUSSELL 3000 INDEX, AND REPRESENTS APPROXIMATELY 8% OF THE TOTAL MARKET CAPITALIZATION OF THE RUSSELL 3000 INDEX. THE RUSSELL 3000 INDEX MEASURES THE PERFORMANCE OF THE 3,000 LARGEST U.S. COMPANIES BASED ON TOTAL MARKET CAPITALIZATION, AND REPRESENTS APPROXIMATELY 98% OF THE INVESTABLE U.S. EQUITY MARKET.

      WHAT IS A LIPPER FUNDS CLASSIFICATION?

      A LIPPER FUNDS CLASSIFICATION MEASURES THE SHARE PRICES OF A SPECIFIC GROUP OF MUTUAL FUNDS WITH A PARTICULAR INVESTMENT OBJECTIVE. YOU CANNOT INVEST DIRECTLY IN A LIPPER FUNDS CLASSIFICATION. THE FUNDS INCLUDED IN THE LIPPER SMALL-CAP VALUE FUNDS CLASSIFICATION INVEST PRIMARILY IN COMPANIES WITH MARKET CAPITALIZATIONS LESS THAN $1 BILLION AT THE TIME OF PURCHASE. THE NUMBER OF FUNDS IN THE LIPPER FUNDS CLASSIFICATION VARIES.

--------------------------------------------------------------------------------

FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

--------------------------------------------------------------------------------
SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------

                                                                  CLASS D SHARES
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on
  Purchases (as a percentage of offering price)                        None

Maximum Deferred Sales Charge (Load)
  (as a percentage of net asset value)                                 None

Maximum Sales Charge (Load) Imposed on
  Reinvested Dividends and Other Distributions
  (as a percentage of offering price)                                  None

Redemption Fee (as a percentage of amount
  redeemed, if applicable)*                                            1.00%

Exchange Fee                                                           None

* THIS REDEMPTION FEE IS ONLY APPLICABLE TO SHARES SOLD WITHIN TWO YEARS OF THEIR PURCHASE DATE. THIS FEE IS NOT A SALES CHARGE AND IS PAYABLE DIRECTLY TO THE FUND.


--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

                                                                  CLASS D SHARES
--------------------------------------------------------------------------------
Investment Advisory Fees                                               0.95%
Distribution and Service (12b-1) Fees                                  0.25%
Other Expenses                                                         1.19%
                                                                      -----
Total Annual Fund Operating Expenses                                   2.39%*
Fee Waivers and Expense Reimbursements                                (0.74)%
                                                                      -----
Net Expenses                                                           1.65%


* THE FUND'S ADVISER HAS CONTRACTUALLY AGREED TO WAIVE FEES AND TO REIMBURSE EXPENSES IN ORDER TO KEEP THE FUND'S ACTUAL TOTAL ANNUAL OPERATING EXPENSES FROM EXCEEDING THE NET EXPENSES SHOWN ABOVE FOR A PERIOD OF ONE YEAR FROM THE DATE OF THIS PROSPECTUS.

For  more   information   about  these  fees,  see   "Investment   Adviser"  and
"Distribution of Fund Shares."

--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


IF YOU SELL YOUR SHARES AT THE END OF THE PERIOD:

         1 YEAR         3 YEARS         5 YEARS         10 YEARS
          $268           $675            $1,209          $2,670

IF YOU DO NOT SELL YOUR SHARES AT THE END OF THE PERIOD:

         1 YEAR         3 YEARS         5 YEARS         10 YEARS
          $168           $675            $1,209          $2,670


MORE INFORMATION ABOUT RISK

The Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

The Fund has its own investment goal and strategies for reaching that goal. The investment managers invest Fund assets in a way that they believe will help the Fund achieve its goal. Still, investing in the Fund involves risk and there is no guarantee that the Fund will achieve its goal. The investment manager's judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job an investment manager does, you could lose money on your investment in the Fund, just as you could with other investments. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY.

The value of your investment in the Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the Fund owns and the markets in which it trades. The effect on the Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

EQUITY RISK -- Equity securities include public and privately issued equity securities, common and preferred stocks, warrants, rights to subscribe to common stock and convertible securities, as well as instruments that attempt to track the price movement of equity indices. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which a mutual fund invests will cause the Fund's net asset value to fluctuate. An investment in a portfolio of equity securities may be more suitable for long-term investors who can bear the risk of these share price fluctuations.

MORE INFORMATION ABOUT FUND INVESTMENTS


The investments and strategies described in this prospectus are those that the Fund uses under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in cash or money market instruments that would not ordinarily be consistent with the Fund's objectives. If the Fund invests in this manner, it may not achieve its investment objectives. The Fund will do so only if the Adviser believes that the risk of loss outweighs the opportunity for capital gains.

This prospectus describes the Fund's principal investments and strategies, and the Fund will normally invest in the types of securities described in this prospectus. However, in addition to the investments and strategies described in this prospectus, the Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in more detail in the Fund's Statement of Additional Information (for information on how to obtain the Fund's Statement of Additional Information see the back cover of this prospectus). Of course, we cannot guarantee that the Fund will achieve its investment goal.

INFORMATION ABOUT PORTFOLIO HOLDINGS

A description of the Fund's policy and procedures with respect to circumstances under which the Fund discloses its portfolio securities is available in the Statement of Additional Information. Certain portfolio holdings information for the Fund is available on the Fund's website - WWW.HANCOCKHORIZONFUNDS.COM - by clicking the "Fund Information" link on the homepage followed by the "Hancock Fund Family" link in the "Fund Information" section. By clicking the applicable link for the Fund in the "Hancock Fund Family" section, you can obtain a list of the Fund's top 10 portfolio holdings as of the end of the most recent calendar month. The portfolio holdings information available on the Fund's website includes a top 10 list of the securities owned by the Fund and the percentage of the Fund's overall portfolio represented by a particular security. In addition, the website includes a list of the top 10 sectors represented in the Fund's portfolio. The portfolio holdings information on the Fund's website is generally made available 10 business days following the close of the most recently completed calendar month and will remain available until the information is updated following the close of the next calendar month.


INVESTMENT ADVISER

Horizon Advisers (Adviser), an unincorporated division of Hancock Bank, serves as the investment adviser to the Fund. The Adviser makes investment decisions for the Fund and continuously reviews, supervises and administers the Fund's investment program. The Board of Trustees of the Fund supervises the Adviser and establishes policies that the Adviser must follow in its management activities.


Hancock Bank is headquartered in Gulfport, Mississippi and has provided banking, trust and financial services to individuals and businesses since 1899. As of January 31, 2005, the Adviser managed approximately $620 million in assets while the Adviser and Hancock Bank managed approximately $1.7 billion in assets. The Adviser is entitled to receive an annual fee of 0.95% of the Fund's average daily net assets for its investment advisory services, but may receive less due to its waivers. For the fiscal year ended January 31, 2005, the Adviser received advisory fees (after waivers) as a percentage of average daily net assets of 0.21%.

John Portwood, CFA, serves as Director of Trust Investments and Chief Investment Strategist for the Adviser. He has more than 34 years of investment experience.


ADDITIONAL COMPENSATION

Hancock Bank and its affiliates may act as fiduciary or provide services in various non-fiduciary capacities with respect to plans subject to the Employee Retirement Income Security Act of 1974 (ERISA) and other trust and agency accounts that invest in the Fund. Hancock Bank and its affiliates also may receive compensation for providing services to the Fund in cases where the compensation is not duplicative of the compensation those ERISA accounts pay for fiduciary and non-fiduciary services. Hancock Bank and its affiliates also may receive compensation in connection with the following:

CUSTODY SERVICES. Hancock Bank serves as custodian to the Fund, and for such services is paid an annual fee payable from the Fund's assets of 0.03% of the Fund's average daily net assets.

DISTRIBUTION AND SERVICING (12B-1) FEES. To the extent that Class D Shares are held through Hancock Bank or any of its affiliates providing custodial, brokerage or investment-related services, including Hancock Investment Services, Inc. (H.I.S., Inc.), those entities may receive the distribution and servicing fees, payable from the Fund's assets, applicable to that class of shares.

H.I.S., Inc., member NASD and SIPC, is a wholly-owned brokerage subsidiary of Hancock Bank.


TRANSFER AGENCY SERVICES. Hancock Bank provides transfer agency services to the Fund. For providing these services, Hancock Bank is paid an annual fee payable from the Fund's assets of $19,286 per class of the Fund.


SHAREHOLDER SERVICING FEES. To the extent that Class D Shares are held through Hancock Bank or any of its affiliates providing custodial, brokerage or investment-related services, including H.I.S., Inc., those entities may receive shareholder servicing fees, payable from the Fund's assets, of up to 0.25% of average daily net assets attributable to Class D Shares.

PORTFOLIO MANAGER


David Lundgren Jr., CFA, serves as Director of Equities and Research for the Adviser and is responsible for the day-to-day management of the Fund. He is also responsible for the management of the Value Fund and the Growth Fund, which are offered in a separate prospectus. He has more than 15 years of investment experience. Prior to joining Hancock Bank in 1998, Mr. Lundgren served in a similar capacity for First Commerce Corporation.

The Fund's Statement of Additional  Information provides additional  information
about  the  portfolio  manager's  compensation,   other  accounts  managed,  and
ownership of Fund shares.


PURCHASING AND SELLING FUND SHARES

This section tells you how to purchase and sell (sometimes called "redeem") Class D Shares of the Fund.

The Fund does not generally accept investments by non-U.S.persons. Non-U.S. persons may be permitted to invest in the Fund subject to the satisfaction of enhanced due diligence. Please contact the Adviser for more information.

GENERAL INFORMATION

You may purchase shares on any day that the New York Stock Exchange (NYSE) and Hancock Bank are open for business (a Business Day). Shares cannot be purchased by Federal Reserve Wire on days when either the NYSE or the Federal Reserve is closed.


The Fund reserves the right to reject any specific purchase order. The Fund is not intended for excessive trading by shareholders in response to short-term market fluctuations. For more information about the Fund's policy on excessive trading, see "Market Timing Policies and Procedures."

The price per share (the  offering  price) will be the net asset value per share
(NAV) next determined after the Fund receives your purchase order in proper form. "Proper form" means that the Fund was provided a complete and signed account application, including the investor's social security number, tax identification number, and other identification required by law or regulation.


The Fund calculates its NAV once each Business Day as of the regularly-scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time). So, for you to receive the current Business Day's NAV, the Fund must receive your purchase order in proper form before 4:00 p.m., Eastern Time. If the NYSE closes early - such as on days in advance of certain holidays - the Fund reserves the right to calculate NAV as of the earlier closing time. The Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.


BUYING OR SELLING SHARES THROUGH A FINANCIAL INTERMEDIARY

In addition to being able to buy and sell Fund shares directly from the Fund through its transfer agent, you may also buy or sell shares of the Fund through accounts with brokers and other institutions that are authorized to place trades in Fund shares for their customers ("authorized institutions"). When you purchase or sell Fund shares through certain authorized institutions (rather than directly from the Fund), you may have to transmit your purchase and sale requests to these authorized institutions at an earlier time for your transaction to become effective that day. This allows these authorized institutions time to process your requests and transmit them to the Fund. Your authorized institution is responsible for transmitting all purchase and redemption requests, investment information, documentation and money to the Fund on time.

Certain financial intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase and redemption requests for Fund shares. These requests are executed at the NAV next determined after the intermediary receives the request if transmitted to the Fund in accordance with the Fund's procedures and applicable law. These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis. If your financial intermediary fails to do so, it may be responsible for any resulting fees or losses.

If you deal directly with a financial intermediary or an authorized institution, you will have to follow their procedures for transacting with the Fund. For more information about how to purchase or sell Fund shares through a financial intermediary or an authorized institution, you should contact them directly. Investors may be charged a fee for purchase and/or redemption transactions effectuated through certain financial intermediaries and authorized institutions.

HOW THE FUND CALCULATES NAV

NAV for one Fund share is the value of that share's portion of all of the net assets of the Fund. In calculating NAV, the Fund generally values its investment portfolio at market price. If market prices are not readily available or the Fund reasonably believes that they are unreliable, such as in the case of a security value that has been materially affected by events occurring after the relevant market closes, the Fund is required to price those securities at fair value as determined in good faith using methods approved by the Fund's Board of Trustees. The Fund's determination of a security's fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that the Fund assigns to a security may be higher or lower than the security's value would be if a reliable market quotation for the security was readily available.

Although the Fund invests primarily in the stocks of U.S. companies that are traded on U.S. exchanges, there may be limited circumstances in which the Fund would price securities at fair value - for example, if the exchange on which a portfolio security is principally traded closed early or if trading in a particular security was halted during the day and did not resume prior to the time the Fund calculated its NAV.


MINIMUM PURCHASES

To purchase Class D Shares of the Fund for the first time, you must invest at least $1,000. Your subsequent investments in the Fund must be made in amounts of at least $500. The Fund may accept investments of smaller amounts at its discretion.

SYSTEMATIC INVESTMENT PLAN

If you have a checking or savings account with a bank, you may purchase Class D Shares automatically through regular deductions from your account in amounts of at least $100 per month.

HOW TO SELL YOUR FUND SHARES


If you own your shares directly, you may sell your shares on any Business Day by contacting the Fund directly by mail or telephone at 1-800-738-2625, extension 77966.


If you own your shares through an account with an investment professional or other institution, contact that investment professional or institution to sell your shares. Your investment professional or institution may charge a fee for its services, in addition to the fees charged by the Fund.


If you would like to sell $100,000 or more of your shares, send your sale proceeds to a third-party or your are closing an account with a value over $100,000, please notify the Fund in writing and include a signature guaran-tee by a bank or other financial institution (a notarized signature is not sufficient). Additionally, a signature guaranteed letter from you is required if your account registration has changed in the previous 30 days, if funds are being sent to an address other than the address of record, or if the check is made payable to someone other than the account holder.


The sale price of each share will be the NAV next determined after the Fund receives your request.

SYSTEMATIC WITHDRAWAL PLAN

If you have at least $10,000 in your account, you may use the systematic withdrawal plan. Under the plan you may arrange monthly, quarterly, semi-annual or annual automatic withdrawals of at least $100 from the Fund. The proceeds of each withdrawal will be mailed to you by check or, if you have a checking or savings account with a bank, electronically transferred to your account.


RECEIVING YOUR MONEY

Normally, the Fund will send your sale proceeds within seven Business Days after the Fund receives your request. Your proceeds can be wired to your bank account or sent to you by check. IF YOU RECENTLY PURCHASED YOUR SHARES BY CHECK OR THROUGH AUTOMATED CLEARING HOUSE (ACH), REDEMPTION PROCEEDS MAY NOT BE AVAILABLE UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 DAYS FROM YOUR DATE OF PURCHASE).

REDEMPTIONS IN KIND

The Fund generally pays sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise and for the protection of the Fund's remaining shareholders the Fund might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption. In addition, you will continue to be subject to the risks of any market fluctuation in the value of the securities you receive in kind until you sell them.


INVOLUNTARY SALES OF YOUR SHARES

If your account balance drops below the required minimum you may be required to sell your shares. The account balance minimum for the Fund is $1,000. The Fund will generally provide at least 60 days' written notice to allow you sufficient time to add to your account and avoid the involuntary redemption of your shares.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Fund may suspend your right to sell your shares during times when trading on the NYSE is restricted or halted, or as otherwise permitted by the Securities and Exchange Commission (SEC). More information about this is in the Fund's Statement of Additional Information.

TELEPHONE TRANSACTIONS

Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk. Although the Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Fund is not responsible for any losses or costs incurred by following telephone instructions the Fund reasonably believes to be genuine. If you or your financial institution transact with the Fund over the telephone, you will generally bear the risk of any loss.


OTHER POLICIES

MARKET TIMING POLICIES AND PROCEDURES

The Fund is intended for long-term investment purposes only and discourages shareholders from engaging in "market timing" or other types of excessive short-term trading. This frequent trading into and out of the Fund may present risks to the Fund's long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Fund's investment strategies, triggering the recognition of taxable gains and losses on the sale of Fund investments, requiring the Fund to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs.

In addition, because the Fund invests in small cap securities that often may trade in lower volumes, changes to the Fund's holdings in response to frequent trading by certain shareholders may impact the market prices of such relatively thinly traded securities held by the Fund.

The Fund's service providers will take steps reasonably designed to detect and deter frequent trading by shareholders pursuant to the Fund's policies and procedures described in this prospectus and approved by the Fund's Board of Trustees. For purposes of applying these policies, the Fund's service providers will consider the trading history of accounts known to be under common ownership or control to the extent they believe an investor or group of investors is attempting to evade detection under the Fund's policies and procedures by the use of multiple accounts. The Fund's policies and procedures include:

o Shareholders are restricted from making more than 1 "round trip" into or out of the Fund per quarter. If a shareholder exceeds this amount, the Fund and/or its service providers may, at their discretion, reject any additional purchase or exchange orders. The Fund defines a round trip as a purchase into the Fund by a shareholder, followed by a subsequent redemption out of the Fund, of an amount the Adviser reasonably believes would be harmful or disruptive to the Fund.

o The Fund assesses a redemption fee of 1% on redemptions by shareholders of Class D Shares if sold within two years of their purchase (subject to certain exceptions as discussed below in "Redemption Fees").

o The Fund reserves the right to reject any purchase request by any investor or group of investors for any reason without prior notice, including, in particular, if the Fund or its Adviser reasonably believes that the trading activity would be harmful or disruptive to the Fund.

The Fund and/or its service providers seek to apply these policies to the best of their abilities uniformly and in a manner they believe is consistent with the interests of the Fund's long-term shareholders. The Fund does not knowingly accommodate frequent purchases and redemptions by Fund shareholders except for purchases and redemptions made through the Fund's Systematic Investment/Withdrawal Plans, as described in this prospectus.

Although these policies are designed to deter frequent trading, none of these measures alone nor all of them taken together eliminate the possibility that frequent trading in the Fund will occur, particularly with respect to trades placed by shareholders that invest in the Fund through omnibus accounts
maintained   by  brokers,   retirement   plan   accounts  and  other   financial
intermediaries. The Fund's and its service providers' access to information about individual shareholder transactions made through such omnibus arrangements is often unavailable or severely limited. As a result, the Fund cannot assure that its policies will be enforced with regard to those Fund shares held through such omnibus arrangements (which may represent a majority of Fund shares), and as a result frequent trading could adversely affect the Fund and its long-term shareholders as discussed above. In addition, if you own your Fund shares through an omnibus account maintained by a broker, retirement plan or other financial intermediary, it is possible that your financial intermediary's policies regarding frequent trading may differ from those of the Fund. Please contact your financial intermediary for more information.

The Fund may amend these policies and procedures in response to changing regulatory requirements or to enhance the effectiveness of the program.

REDEMPTION FEE

In an effort to discourage short-term trading and defray costs incurred by shareholders as a result of same, the Fund charges a 1% redemption fee on redemptions of Class D Shares if sold within two years of their purchase. The fee is deducted from the sale proceeds and cannot be paid separately, and any proceeds of the fee are credited to the assets of the Class D Shares of the Fund. The fee does not apply to shares purchased with reinvested dividends or distributions. The redemption fee is applicable to Class D Shares purchased either directly or through a financial intermediary, such as a broker-dealer. Transactions through financial intermediaries typically are placed with the Fund on an omnibus basis and include both purchase and sale transactions placed on behalf of multiple investors. For this reason, the Fund has undertaken to notify financial intermediaries of their obligation to assess the redemption fee on customer accounts and to collect and remit the proceeds to the Fund. However, due to operational requirements, the intermediaries' methods for tracking and calculating the fee may be inadequate or differ in some respects from the Fund's.

The redemption fee may not apply to certain categories of redemptions, such as those that the Fund reasonably believes may not raise frequent trading or market timing concerns. These categories include, but are not limited to, the following: (i) participants in certain group retirement plans whose processing systems are incapable of properly applying the redemption fee to underlying shareholders; (ii) redemptions resulting from certain transfers upon the death of a shareholder; (iii) redemptions by certain pension plans as required by law or by regulatory authorities; (iv) systematic redemptions and (v) retirement loans and withdrawals. The Fund reserves the right to modify or eliminate the redemption fees or waivers at any time.


CUSTOMER IDENTIFICATION AND VERIFICATION

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.


What this means to you: When you open an account, the Fund will ask your name, address, date of birth, and other information that will allow the Fund to identify you. This information is subject to verification to ensure the identity of all persons opening a mutual fund account.


The Fund is required by law to reject your new account application if the required identifying information is not provided.

In certain instances, the Fund is required to collect documents to fulfill its legal obligation. Documents provided in connection with your application will be used solely to establish and verify a customer's identity.


Attempts to collect the missing information required on the application will be performed by either contacting you or, if applicable, your broker. If this information is unable to be obtained within a reasonable timeframe established in the sole discretion of the Fund, your application will be rejected.


Upon receipt of your application in proper form (or upon receipt of all identifying information required on the application), your investment will be accepted and your order will be processed at the net asset value per share next determined.


However, the Fund reserves the right to close or liquidate your account at the then-current day's price and remit proceeds to you via check if it is unable to verify your identity. Attempts to verify your identity will be performed within a reasonable timeframe established in the sole discretion of the Fund (generally, 3 business days). Further, the Fund reserves the right to hold your proceeds until your original check clears the bank, which may take up to 15 days from the date of purchase. In such an instance, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications.

ANTI-MONEY LAUNDERING PROGRAM

Customer identification and verification is part of the Fund's overall obligation to deter money laundering under federal law. The Fund has adopted an anti-money laundering compliance program designed to prevent the Fund from being used for money laundering or the financing of terrorist activities. In this regard, the Fund reserves the right to (i) refuse, cancel or rescind any purchase order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Fund or in cases when the Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

SHAREHOLDER SERVICING ARRANGEMENTS

Brokers, dealers, banks, trust companies and other financial representatives may receive compensation from the Fund or its service providers for providing a variety of services. This section briefly describes how the financial representatives may get paid.

For providing certain services to their clients, financial representatives may be paid a fee based on the assets of the Fund that are attributable to the financial representative. These services may include record keeping, transaction processing for shareholders' accounts and certain shareholder services not currently offered to shareholders that deal directly with the Fund. In addition, your financial representatives may charge you other account fees for buying or redeeming shares of the Fund or for servicing your account. Your financial representative should provide you with a schedule of its fees and services.

The Fund may pay all or part of the fees paid to financial representatives. Periodically, the Board reviews these arrangements to ensure that the fees paid are appropriate for the services performed. The Fund does not pay these service fees on shares purchased directly from the Fund. In addition, the Adviser and its affiliates may, at their own expense, pay financial representatives for these services.

The Adviser and its affiliates may, at their own expense, pay financial representatives for distribution and marketing services performed with respect to the Fund. The amount of these payments will generally vary. Additional compensation may also be paid to financial representatives who offer the Fund as part of a special preferred list or other promotional program. Financial representatives that receive these types of payments may have a conflict of interest in recommending or selling Fund shares rather than other mutual funds, particularly where such payments exceed those associated with other funds. You should contact your financial representative for more information regarding these payments.


DISTRIBUTION OF FUND SHARES

The Fund has adopted a distribution plan that allows Class D Shares of the Fund to pay distribution and service fees for the sale and distribution of its shares, and for services provided to shareholders. Because these fees are paid out of the Fund's assets continuously, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. Distribution fees for Class D Shares, as a percentage of average daily net assets, are 0.25%.

DIVIDENDS AND DISTRIBUTIONS

The Fund declares and distributes its net investment income annually. The Fund makes distributions of its net realized capital gains, if any, at least annually. If you own Fund shares on the Fund's record date, you will be entitled to receive the distribution.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Fund in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Fund receives your written notice. To cancel your election, simply send the Fund written notice.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE, AND LOCAL INCOME TAXES. Below is a summary of some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.

The Fund will distribute substantially all of its net investment income and its net realized capital gains, if any, at least annually. The dividends and distributions you receive may be subject to federal, state, and local taxation, depending upon your tax situation. The Fund's net investment income and short-term capital gains are distributed as dividends and are taxable at ordinary income tax rates. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains, regardless of how long you have held your shares in the Fund. Distributions you receive from the Fund may be taxable whether or not you reinvest them.

Under the provisions of recently enacted tax legislation, some or all of the distributions from a mutual fund may be treated as "qualified dividend income," taxable to individuals at the maximum federal tax rate of 15% (5% for individuals in lower tax brackets). A distribution is treated as qualified dividend income to the extent that the Fund receives dividend income from taxable domestic corporations and certain qualified foreign corporations. The Fund will notify you as to how much of your distributions, if any, will qualify for the reduced tax rate.

Each sale of Fund shares may be a taxable event. The gain or loss on the sale of Fund shares generally will be treated as short term capital gain or loss if you held the shares for 12 months or less or long term capital gain or loss, if you held the shares for longer.

MORE INFORMATION ABOUT TAXES IS IN THE STATEMENT OF ADDITIONAL INFORMATION.

FINANCIAL HIGHLIGHTS


The table that follows presents performance information about Class D Shares of the Fund. This information is intended to help you understand the Fund's financial performance for the past five years, or, if shorter, the period of the Fund's operations. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund, assuming you reinvested all of your dividends and distributions. The information provided below for the period ended January 31, 2005 has been derived from the Fund's financial statements, which have been audited by KPMG LLP, independent registered public accountants whose report, along with the Fund's financial statements, are included in the Fund's annual reports. The information provided below for the periods ended January 31, 2004 and prior has been audited by other independent registered public accountants, whose reports along with the Fund's financial statements, are included in the Fund's annual reports. The reports of KPMG LLP and the reports of other independent registered public accountants for each such period along with the Fund's financial statements and related notes, appear in the annual report that accompanies our Statement of Additional Information. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-738-2695, extension 77966.

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
FOR THE PERIOD ENDED JANUARY 31,


                         Net                        Net Realized               Distributions                  Total          Net
                        Asset                            and                       from                   Distributions     Asset
                        Value,        Net            Unrealized    Total from       Net                        and          Value,
                      Beginning    Investment      Gains (Losses)  Investment    Realized     Redemption    Redemption      End of
                      of Period       Loss         on Investments  Operations      Gains         Fees          Fees         Period
----------------------------------------------------------------------------------------------------------------------------------
BURKENROAD FUND (1)
CLASS D SHARES
2005++                 $ 20.62      $ (0.14)          $  4.34       $  4.20      $    --       $    --*      $    --       $ 24.82
2004++                   14.18        (0.09)             6.53          6.44           --            --            --         20.62
2003                     15.05        (0.04)            (0.71)        (0.75)       (0.10)        (0.02)        (0.12)        14.18
2002                     15.00        (0.01)             0.06          0.05           --            --            --         15.05

                                                                            Ratio of
                                     Net                     Ratio of Net   Expenses
                                   Assets,       Ratio of     Investment   to Average
                                     End         Expenses      Loss to     Net Assets     Portfolio
                       Total      of Period     to Average     Average     (Excluding     Turnover
                      Return+       (000)       Net Assets    Net Assets     Waivers)       Rate
---------------------------------------------------------------------------------------------------
BURKENROAD FUND (1)
CLASS D SHARES
2005++                 20.37%      $ 2,739         1.65%        (0.62)%        2.39%         17%
2004++                 45.42         1,239         1.65         (0.50)         3.15          21
2003                   (5.14)          363         1.65         (0.46)         3.69          28
2002                    0.33           116         1.65         (1.12)         2.89           8

*     Amounts represent less than $0.01 per share.

(1) Fund commenced operation on December 31, 2001. All ratios for the period have been annualized.

+     Total return is for the period indicated and has not been annualized.

++    Per share data is calculated using average shares method.

Amounts designated as "--" are either $0 are have been rounded to $0.

                                     NOTES

                                HANCOCK HORIZON
                                FAMILY OF FUNDS

                               INVESTMENT ADVISER

                                Horizon Advisers
                          One Hancock Plaza, 3rd Floor
                                 P.O. Box 4019
                          Gulfport, Mississippi 39502

                                  DISTRIBUTOR

                        SEI Investments Distribution Co.
                            One Freedom Valley Drive
                            Oaks, Pennsylvania 19456

                                 LEGAL COUNSEL

                          Morgan, Lewis & Bockius LLP

    More information about each Fund is available without charge through the following:


                   STATEMENT OF ADDITIONAL INFORMATION (SAI)

    The SAI includes detailed information about the Hancock Horizon Family of Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

                         ANNUAL AND SEMI-ANNUAL REPORTS

        These reports contain information from the Fund's managers about strategies, and recent market conditions and trends and their impact on
      Fund performance. The reports also contain more information about the Funds' holdings and detailed financial information about the Funds.

                TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT,
                              OR MORE INFORMATION:

               BY TELEPHONE: Call 1-800-738-2625, extension 77966

                              BY MAIL: Write to us
                             Hancock Horizon Funds
                        2600 Citiplace Drive, Suite 200
                             Baton Rouge, LA 70808

                    BY INTERNET: WWW.HANCOCKHORIZONFUNDS.COM

     FROM THE SEC: You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about The Advisors' Inner Circle
              Fund II, from the EDGAR Database on the SEC's website ("HTTP://WWW.SEC.GOV"). You may review and copy documents at the SEC
    Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section,
      Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: PUBLICINFO@SEC.GOV. The Advisors' Inner Circle Fund II's
             Investment Company Act registration number is 811-7102.

                                   PROSPECTUS

                                [GRAPHIC OMITTED]

                         HANCOCK HORIZON FAMILY OF FUNDS


                                  MAY 31, 2005


                     Treasury Securities Money Market Fund

                                 CLASS A SHARES

                                   ADVISED BY
                                Horizon Advisers
                  (an unincorporated division of Hancock Bank)

     The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.


                       The Advisors' Inner Circle Fund II

      WALL STREET SAVVY,
          MAIN STREET TOUCH.

                                     [LOGO]
                              HANCOCK HORIZON FUNDS

                    FOR MORE INFORMATION CALL 1.800.259.1926
                           WWW.HANCOCKHORIZONFUNDS.COM

ABOUT THIS PROSPECTUS

The Hancock Horizon Family of Funds is a mutual fund family that offers different classes of shares in separate investment portfolios that have individual investment goals and strategies. This prospectus gives you important information about the Class A Shares of the Treasury Securities Money Market Fund (Fund) that you should know before investing. Please read this prospectus and keep it for future reference.

THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. FOR MORE DETAILED INFORMATION ABOUT THE FUND, PLEASE SEE:


                                                                            Page

INVESTMENT STRATEGY, PRINCIPAL RISKS OF
INVESTING AND PERFORMANCE INFORMATION                                          1

FUND FEES AND EXPENSES                                                         2

MORE INFORMATION ABOUT RISK                                                    3

MORE INFORMATION ABOUT FUND INVESTMENTS                                        3

INFORMATION ABOUT PORTFOLIO HOLDINGS                                           3

INVESTMENT ADVISER                                                             3

PORTFOLIO MANAGER                                                              4

PURCHASING, SELLING AND EXCHANGING FUND SHARES                                 4

DISTRIBUTION OF FUND SHARES                                                    6

OTHER POLICIES                                                                 6

DIVIDENDS AND DISTRIBUTIONS                                                    8

TAXES                                                                          8

FINANCIAL HIGHLIGHTS                                                           9

HOW TO OBTAIN MORE INFORMATION ABOUT
THE HANCOCK HORIZON FAMILY OF FUNDS                                   BACK COVER

TREASURY SECURITIES MONEY MARKET FUND

FUND SUMMARY

INVESTMENT GOAL Preserve principal value and maintain a high degree of liquidity while providing current income

--------------------------------------------------------------------------------

INVESTMENT FOCUS Money market instruments issued by the U.S. Treasury

--------------------------------------------------------------------------------

SHARE PRICE VOLATILITY As a money market fund, the Fund seeks to maintain a stable share price of $1.00

--------------------------------------------------------------------------------

PRINCIPAL INVESTMENT STRATEGY Invest exclusively in short-term obligations of the U.S. Treasury and repurchase agreements involving such obligations

--------------------------------------------------------------------------------

INVESTOR PROFILE Conservative investors who want to receive current income through a liquid investment

--------------------------------------------------------------------------------

INVESTMENT STRATEGY OF THE TREASURY SECURITIES MONEY MARKET FUND

The Fund invests exclusively in short-term money market instruments issued by the U.S. Treasury and backed by its full faith and credit, and repurchase agreements involving such obligations. The Fund will maintain an average dollar weighted maturity of 90 days or less, and will only acquire securities that have a remaining maturity of 397 days or less. The Adviser actively manages the maturity of the Fund based on current market interest rates and its outlook on the various economic factors which influence the market for short-term fixed income instruments and future interest rate predictions.

PRINCIPAL RISKS OF INVESTING IN THE TREASURY SECURITIES MONEY MARKET FUND

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates. A FUND SHARE IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY. In addition, although a money market fund seeks to keep a constant price per share of $1.00, you may lose money by investing in the Fund.

Although the Fund's U.S. Treasury securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.

PERFORMANCE INFORMATION

The following bar chart and performance table illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.


THIS BAR CHART SHOWS CHANGES IN PERFORMANCE OF THE FUND'S CLASS A SHARES FROM YEAR TO YEAR.*


 [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

2001             2.85%
2002             0.61%
2003             0.08%
2004             0.29%

                BEST QUARTER                   WORST QUARTER
                    1.10%                          0.01%
                 (03/31/01)                     (03/31/04)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S PERFORMANCE FROM 1/1/05 TO 3/31/05 WAS 0.31%.

Call 1-800-738-2625, extension 77966, for the Fund's current 7-day yield.

AVERAGE ANNUAL TOTAL RETURNS

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2004 TO THOSE OF THE IMONEYNET, INC. U.S. TREASURY & REPO AVERAGE.

TREASURY SECURITIES MONEY                                        SINCE INCEPTION
MARKET FUND - CLASS A SHARES                      1 YEAR          (MAY 31, 2000)
--------------------------------------------------------------------------------
FUND RETURNS                                       0.29%               1.52%
IMONEYNET, INC. U.S. TREASURY
  & REPO AVERAGE                                   0.62%               1.93%

--------------------------------------------------------------------------------

      SIMPLY SPEAKING...

      WHAT IS AN AVERAGE?

      AN AVERAGE IS A COMPOSITE OF MUTUAL FUNDS WITH SIMILAR INVESTMENT GOALS. YOU CANNOT INVEST DIRECTLY IN AN AVERAGE. THE IMONEYNET, INC. U.S.
      TREASURY & REPO AVERAGE IS A COMPOSITE OF MUTUAL FUNDS WITH INVESTMENT GOALS SIMILAR TO THE FUND. IMONEYNET, INC., FORMERLY IBC FINANCIAL DATA, IS THE LEADING PROVIDER OF INFORMATION ON MONEY MARKET MUTUAL FUNDS. THE NUMBER OF FUNDS IN THE AVERAGE VARIES.

--------------------------------------------------------------------------------


FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

                                                                  CLASS A SHARES
--------------------------------------------------------------------------------
Investment Advisory Fees                                               0.40%
Distribution and Service (12b-1) Fees                                  0.25%
Other Expenses                                                         0.49%
                                                                      -----
Total Annual Fund Operating Expenses                                   1.14%*
Fee Waivers and Expense Reimbursements                                (0.06%)
                                                                      -----
Net Expenses                                                           1.08%

* THE FUND'S ADVISER HAS CONTRACTUALLY AGREED TO WAIVE FEES AND TO REIMBURSE EXPENSES IN ORDER TO KEEP THE FUND'S ACTUAL TOTAL ANNUAL OPERATING EXPENSES FROM EXCEEDING THE NET EXPENSES SHOWN ABOVE FOR A PERIOD OF ONE YEAR FROM THE DATE OF THIS PROSPECTUS.

For more information about these fees, see "Investment Adviser."

--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of those periods.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

          1 YEAR          3 YEARS          5 YEARS          10 YEARS
           $116            $362              $628            $1,386

MORE INFORMATION ABOUT RISK

The Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

The Fund has its own investment goal and strategies for reaching that goal. The investment managers invest Fund assets in a way that they believe will help the Fund achieve its goal. Still, investing in the Fund involves risk and there is no guarantee that the Fund will achieve its goal. An investment manager's judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job an investment manager does, you could lose money on your investment in the Fund, just as you could with other investments. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY.

FIXED INCOME RISK -- The market values of fixed income investments change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates.

MORE INFORMATION ABOUT FUND INVESTMENTS


This prospectus describes the Fund's principal investments and strategies, and the Fund will normally invest in the types of securities described in this prospectus. However, in addition to the investments and strategies described in this prospectus, the Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in more detail in the Fund's Statement of Additional Information (for information on how to obtain the Fund's Statement of Additional Information see the back cover of this prospectus). Of course, we cannot guarantee that the Fund will achieve its investment goal.

INFORMATION ABOUT PORTFOLIO HOLDINGS

A description of the Fund's policy and procedures with respect to circumstances under which the Fund discloses its portfolio securities is available in the Statement of Additional Information. Certain portfolio holdings information for the Fund is available on the Fund's website - WWW.HANCOCKHORIZONFUNDS.COM - by clicking the "Fund Information" link on the homepage followed by the "Hancock Fund Family" link in the "Fund Information" section. By clicking the applicable link for the Fund in the "Hancock Fund Family" section, you can obtain a list of the Fund's top 10 portfolio holdings as of the end of the most recent calendar month. The portfolio holdings information available on the Fund's website includes a top 10 list of the securities owned by the Fund and the percentage of the Fund's overall portfolio represented by a particular security. In addition, the website includes a list of the top 10 sectors represented in the Fund's portfolio. The portfolio holdings information on the Fund's website is generally made available 10 business days following the close of the most recently completed calendar month and will remain available until the information is updated following the close of the next calendar month.


INVESTMENT ADVISER

Horizon Advisers (Adviser), an unincorporated division of Hancock Bank, serves as the investment adviser to the Fund. The Adviser makes investment decisions for the Fund and continuously reviews, supervises and administers the Fund's investment program. The Board of Trustees of the Fund supervises the Adviser and establishes policies that the Adviser must follow in its management activities.


Hancock Bank is headquartered in Gulfport, Mississippi and has provided banking, trust and financial services to individuals and businesses since 1899. As of January 31, 2005, the Adviser managed approximately $620 million in assets while the Adviser and Hancock Bank managed approximately $1.7 billion in assets. The Adviser is entitled to receive an annual fee of 0.40% of the Fund's average daily net assets for its investment advisory services, but may receive less due to its waivers. For the fiscal year ended January 31, 2005, the Adviser received advisory fees (after waivers) for the Fund as a percentage of average daily net assets of 0.34%.

ADDITIONAL COMPENSATION

Hancock Bank and its affiliates may act as fiduciary or provide services in various non-fiduciary capacities with respect to plans subject to the Employee Retirement Income Security Act of 1974 (ERISA) and other trust and agency accounts that invest in the Fund. Hancock Bank and its affiliates also may receive compensation for providing services to the Fund in cases where the compensation is not duplicative of the compensation those ERISA accounts pay for fiduciary and non-fiduciary services. Hancock Bank and its affiliates also may receive compensation in connection with the following:

CUSTODY SERVICES. Hancock Bank serves as custodian to the Fund, and for such services is paid an annual fee payable from the Fund's assets of 0.03% of the Fund's average daily net assets.

DISTRIBUTION AND SERVICING (12B-1) FEES. To the extent that Class A Shares are held through Hancock Bank or any of its affiliates providing custodial, brokerage or investment-related services, including Hancock Investment Services, Inc. (H.I.S., Inc.), those entities may receive the distribution and servicing fees, payable from the Fund's assets, applicable to that class of shares.

H.I.S., Inc., member NASD and SIPC, is a wholly-owned brokerage subsidiary of Hancock Bank.


TRANSFER AGENCY SERVICES. Hancock Bank provides transfer agency services to the Fund. For providing these services, Hancock Bank is paid an annual fee payable from the Fund's assets of $19,286 per class of the Fund.


SHAREHOLDER SERVICING FEES. To the extent that Class A Shares are held through Hancock Bank or any of its affiliates providing custodial, brokerage or investment-related services, including H.I.S., Inc., those entities may receive shareholding servicing fees, payable from the Fund's assets, of up to 0.25% of the Fund's average daily net assets attributable to Class A Shares.

PORTFOLIO MANAGER


Jeffrey Tanguis serves as Director of Fixed Income of the Adviser and is responsible for managing the Fund. He is also responsible for the management of the Strategic Income Bond Fund, which is offered in a separate prospectus. He has more than 18 years of investment experience. Prior to joining Hancock Bank in 2005, Mr. Tanguis served as a Senior Fixed Income Manager at Hibernia National Bank from 1987 to 2005.


PURCHASING, SELLING AND EXCHANGING FUND SHARES

This section tells you how to purchase, sell (sometimes called "redeem") and exchange Class A Shares of the Fund.

The Fund does not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in the Fund subject to the satisfaction of enhanced due diligence. Please contact the Adviser for more information.

GENERAL INFORMATION

You may purchase shares on any day that the New York Stock Exchange (NYSE), Hancock Bank and the Federal Reserve are open for business (a Business Day).


The price per share (the  offering  price) will be the net asset value per share
(NAV) next determined after the Fund receives your purchase order in proper form. "Proper form" means that the Fund was provided a complete and signed account application, including the investor's social security number, tax identification number, and other identification required by law or regulation.

The Fund calculates its NAV once each Business Day as of 12:00 p.m., Eastern Time. So, for you to be eligible to receive dividends declared on the day you submit your purchase order, the Fund must receive your order and federal funds (readily available funds) in proper form before 12:00 p.m., Eastern Time. If the NYSE closes early - such as on days in advance of certain holidays - the Fund reserves the right to calculate NAV as of the earlier closing time. The Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.

BUYING OR SELLING SHARES THROUGH A FINANCIAL INTERMEDIARY

In addition to being able to buy and sell Fund shares directly from the Fund through its transfer agent, you may also buy or sell shares of the Fund through accounts with brokers and other institutions that are authorized to place trades in Fund shares for their customers ("authorized institutions"). When you purchase or sell Fund shares through certain authorized institutions (rather than directly from the Fund), you may have to transmit your purchase and sale requests to these authorized institutions at an earlier time for your transaction to become effective that day. This allows these authorized institutions time to process your requests and transmit them to the Fund. Your authorized institution is responsible for transmitting all purchase and redemption requests, investment information, documentation and money to the Fund on time.

Certain financial intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase and redemption requests for Fund shares. These requests are executed at the NAV next determined after the intermediary receives the request if transmitted to the Fund in accordance with the Fund's procedures and applicable law. These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis. If your financial intermediary fails to do so, it may be responsible for any resulting fees or losses.

If you deal directly with a financial intermediary or an authorized institution, you will have to follow their procedures for transacting with the Fund. For more information about how to purchase or sell Fund shares through a financial intermediary or an authorized institution, you should contact them directly. Investors may be charged a fee for purchase and/or redemption transactions effectuated through certain financial intermediaries and authorized institutions.

HOW THE FUND CALCULATES NAV

NAV for one Fund share is the value of that share's portion of the net assets of the Fund.

The Fund generally calculates its NAV using the amortized cost method of valuation, which is described in detail in the Statement of Additional Information. If it is determined that this method is unreliable during certain market conditions or for other reasons, fair value prices for the Fund's securities may be determined in good faith using procedures approved by the Board of Trustees.


MINIMUM PURCHASES

To purchase Class A Shares for the first time, you must invest in the Fund at least $1,000. Your subsequent investments in the Fund must be made in amounts of at least $50. The Fund may accept investments of smaller amounts at its discretion.

For Hancock Bank customers investing in Class A Shares of the Fund through a cash management account, Hancock Bank may require cash management account customers to maintain minimum banking account levels in order to participate in the cash management account program. The minimum levels are subject to the terms of your cash management account agreement with Hancock Bank. In general, however, if your banking account falls below the minimum amount, your shares in the Fund may be redeemed or you may be charged additional fees.

HOW TO SELL YOUR FUND SHARES

If you own your shares through an account with an investment professional or other institution, contact that investment professional or institution to sell your shares. Your investment professional or institution may charge a fee for its services, in addition to the fees charged by the Fund.

The sale price of each share will be the NAV next determined after the Fund receives your request.


RECEIVING YOUR MONEY

Normally, the Fund will send your sale proceeds within seven Business Days after the Fund receives your request. Your proceeds can be wired to your bank account or sent to you by check. IF YOU RECENTLY PURCHASED YOUR SHARES BY CHECK OR THROUGH AUTOMATED CLEARING HOUSE (ACH), REDEMPTION PROCEEDS MAY NOT BE AVAILABLE UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 DAYS FROM YOUR DATE OF PURCHASE).

REDEMPTIONS IN KIND

The Fund generally pays sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise and for the protection of the Fund's remaining shareholders the Fund might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption. In addition, you will continue to be subject to the risks of any market fluctuation in the value of the securities you receive in kind until you sell them.

INVOLUNTARY SALES OF YOUR SHARES

If your account balance drops below $1,000 or the minimum level required by your cash management agreement, you may be required to sell your shares. The Fund will generally provide you at least 60 days' written notice to allow you sufficient time to add to your account and avoid the involuntary redemption of your shares.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Fund may suspend your right to sell your shares during times when trading on the NYSE is restricted or halted, or as otherwise permitted by the Securities and Exchange Commission (SEC). More information about this is in the Fund's Statement of Additional Information.

HOW TO EXCHANGE YOUR SHARES

You may exchange shares on any Business Day through your financial institution by mail or telephone. Exchange requests must be for an amount of at least $1,000.

You may exchange Class A Shares of any Hancock Horizon Fund for Class A Shares of any other Hancock Horizon Fund. If you exchange shares that you purchased without a sales charge or with a lower sales charge into a Fund with a sales charge or with a higher sales charge, the exchange is subject to an incremental sales charge (E.G., the difference between the lower and higher applicable sales charges). If you exchange shares into a Fund with the same, lower or no sales charge there is no incremental sales charge for the exchange.

IF YOU RECENTLY PURCHASED SHARES BY CHECK OR THROUGH ACH, YOU MAY NOT BE ABLE TO EXCHANGE YOUR SHARES UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 DAYS FROM YOUR DATE OF PURCHASE). This exchange privilege may be changed or canceled at any time upon 30 days' notice.

When you exchange shares, you are really selling your shares and buying other Fund shares. So, your sale price and purchase price will be based on the NAV next calculated after the Fund receives your exchange request.

TELEPHONE TRANSACTIONS

Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk. Although the Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Fund is not responsible for any losses or costs incurred by following telephone instructions the Fund reasonably believes to be genuine. If you or your financial institution transact with the Fund over the telephone, you will generally bear the risk of any loss.

DISTRIBUTION OF FUND SHARES

The Fund has adopted a distribution plan that allows Class A Shares of the Fund to pay distribution and service fees for the sale and distribution of its shares, and for services provided to shareholders. Because these fees are paid out of the Fund's assets continuously, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. Distribution fees for Class A Shares, as a percentage of average daily net assets are 0.25%.

OTHER POLICIES


MARKET TIMING POLICIES AND PROCEDURES

The Fund is a money market fund and seeks to provide a high degree of liquidity, current income and a stable net asset value of $1.00 per share. The Fund is designed to serve as a short-term cash equivalent investment for shareholders and, therefore, expects shareholders to engage in frequent purchases and redemptions. Because of the inherently liquid nature of the Fund's investments, and money market instruments in general, and the Fund's intended purpose to serve as a short-term investment vehicle for shareholders, the Fund's Adviser has informed the Board of Trustees that it believes that it would not be in shareholders' best interests to place any limitations on the frequency of shareholder purchases and redemptions into and out of the Fund. As a result, the Board has not adopted a Fund policy and procedures with respect to frequent purchases and redemptions.

CUSTOMER IDENTIFICATION AND VERIFICATION

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.


What this means to you: When you open an account, the Fund will ask your name, address, date of birth, and other information that will allow the Fund to identify you. This information is subject to verification to ensure the identity of all persons opening a mutual fund account.


The Fund is required by law to reject your new account application if the required identifying information is not provided.

In certain instances, the Fund is required to collect documents to fulfill its legal obligation. Documents provided in connection with your application will be used solely to establish and verify a customer's identity.


Attempts to collect the missing information required on the application will be performed by either contacting you or, if applicable, your broker. If this information is unable to be obtained within a reasonable timeframe established in the sole discretion of the Fund, your application will be rejected.


Upon receipt of your application in proper form (or upon receipt of all identifying information required on the application), your investment will be accepted and your order will be processed at the net asset value per share next determined.


However, the Fund reserves the right to close or liquidate your account at the then-current day's price and remit proceeds to you via check if it is unable to verify your identity. Attempts to verify your identity will be performed within a reasonable timeframe established in the sole discretion of the Fund (generally, 3 business days). Further, the Fund reserves the right to hold your proceeds until your original check clears the bank, which may take up to 15 days from the date of purchase. In such an instance, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications.

ANTI-MONEY LAUNDERING PROGRAM

Customer identification and verification is part of the Fund's overall obligation to deter money laundering under federal law. The Fund has adopted an anti-money laundering compliance program designed to prevent the Fund from being used for money laundering or the financing of terrorist activities. In this regard, the Fund reserves the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Fund or in cases when the Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

SHAREHOLDER SERVICING ARRANGEMENTS

Brokers, dealers, banks, trust companies and other financial representatives may receive compensation from the Fund or its service providers for providing a variety of services. This section briefly describes how the financial representatives may get paid.

For providing certain services to their clients, financial representatives may be paid a fee based on the assets of the Fund that are attributable to the financial representative. These services may include record keeping, transaction processing for shareholders' accounts and certain shareholder services not currently offered to shareholders that deal directly with the Fund. In addition, your financial representatives may charge you other account fees for buying or redeeming shares of the Fund or for servicing your account. Your financial representative should provide you with a schedule of its fees and services.

The Fund may pay all or part of the fees paid to financial representatives. Periodically, the Board reviews these arrangements to ensure that the fees paid are appropriate for the services performed. The Fund does not pay these service fees on shares purchased directly from the Fund. In addition, the Adviser and its affiliates may, at their own expense, pay financial representatives for these services.

The Adviser and its affiliates may, at their own expense, pay financial representatives for distribution and marketing services performed with respect to the Fund. The amount of these payments will generally vary. Additional compensation may also be paid to financial representatives who offer the Fund as part of a special preferred list or other promotional program. Financial representatives that receive these types of payments may have a conflict of interest in recommending or selling Fund shares rather than other mutual funds, particularly where such payments exceed those associated with other funds. You should contact your financial representative for more information regarding these payments.


DIVIDENDS AND DISTRIBUTIONS

The Fund declares dividends daily and distributes its net investment income monthly. The Fund makes distributions of its net realized capital gains, if any, at least annually. If you own Fund shares on the Fund's record date, you will be entitled to receive the distribution.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Fund in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Fund receives your written notice. To cancel your election, simply send the Fund written notice.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE, AND LOCAL INCOME TAXES. Below is a summary of some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.

The Fund will distribute substantially all of its net investment income and its net realized capital gains, if any, at least annually. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. The Fund's net investment income and short-term capital gains are distributed as dividends and are taxable at ordinary income tax rates. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains, regardless of how long you have held your shares in the Fund. Because the Fund expects to maintain a $1.00 net asset value per share, you should not expect to receive any gain or loss on the sale of your Fund shares. Distributions you receive from the Fund may be taxable whether or not you reinvest them.

Under the provisions of recently enacted tax legislation, some or all of the distributions from a mutual fund may be treated as "qualified dividend income," taxable to individuals at the maximum federal tax rate of 15% (5% for individuals in lower tax brackets). A distribution is treated as qualified dividend income to the extent that the Fund receives dividend income from taxable domestic corporations and certain qualified foreign corporations.
Because the Fund does not expect to receive dividend income, you should not expect to receive any distributions that qualify as qualified dividend income.

Each sale or exchange of Fund shares may be a taxable event. For tax purposes, an exchange of Fund shares for shares of another Fund is the same as a sale. The gain or loss on the sale or exchange of Fund shares generally will be treated as short term capital gain or loss if you held the shares for 12 months or less or long term capital gain or loss, if you held the shares for longer.

The Fund intends to distribute primarily ordinary income. A significant amount of this income may consist of interest earned on U.S. government obligations. Many states grant tax-free status to dividends paid from interest earned on direct obligations of the U.S. government, subject to certain restrictions.

MORE INFORMATION ABOUT TAXES IS IN THE STATEMENT OF ADDITIONAL INFORMATION.

FINANCIAL HIGHLIGHTS


The table that follows presents performance information about Class A Shares of the Fund. This information is intended to help you understand the Fund's financial performance for the past five years, or, if shorter, the period of the Fund's operations. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund, assuming you reinvested all of your dividends and distributions. The information provided below for the period ended January 31, 2005 has been derived from the Fund's financial statements, which have been audited by KPMG LLP, independent registered public accountants whose report, along with the Fund's financial statements, are included in the Fund's annual reports. The information provided below for the periods ended January 31, 2004 and prior has been audited by other independent registered public accountants, whose reports along with the Fund's financial statements, are included in the Fund's annual reports. The reports of KPMG LLP and the reports of other independent registered public accountants for each such period along with the Fund's financial statements and related notes, appear in the annual report that accompanies our Statement of Additional Information. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-738-2625, extension 77966.

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
FOR THE PERIODS ENDED JANUARY 31,

                                                                         Net
                                               Net                     Realized                   Dividends   Distributions
                                              Asset                      and           Total        from          from
                                              Value,        Net       Unrealized       from          Net           Net
                                            Beginning   Investment  Gains (Losses)  Investment   Investment     Realized
                                            of Period     Income    on Investments  Operations     Income         Gains
---------------------------------------------------------------------------------------------------------------------------
TREASURY SECURITIES MONEY MARKET FUND (1)
CLASS A SHARES
2005++                                       $  1.00      $    --*     $    --       $    --*     $    --*      $    --
2004++                                          1.00           --*          --            --*          --*           --
2003                                            1.00         0.01           --          0.01        (0.01)           --
2002                                            1.00         0.02           --          0.02        (0.02)           --
2001                                            1.00         0.04           --          0.04        (0.04)           --

                                                                                                                   Ratio of
                                                               Net                        Net                         Net
                                                Total         Asset                     Assets,       Ratio of    Investment
                                              Dividends       Value,                      End         Expenses       Income
                                                 and          End of         Total     of Period     to Average    to Average
                                            Distributions     Period        Return+      (000)       Net Assets    Net Assets
-----------------------------------------------------------------------------------------------------------------------------
TREASURY SECURITIES MONEY MARKET FUND (1)
CLASS A SHARES
2005++                                         $    --*      $  1.00         0.37%      $112,162        1.03%         0.43%
2004++                                              --*         1.00         0.07        105,234        0.98          0.07
2003                                             (0.01)         1.00         0.56         56,923        1.08          0.54
2002                                             (0.02)         1.00         2.49         31,832        1.08          2.32
2001                                             (0.04)         1.00         3.63         24,642        1.08          5.25

                                             Ratio of
                                             Expenses
                                            to Average
                                            Net Assets      Portfolio
                                            (Excluding       Turnover
                                              Waivers)         Rate
---------------------------------------------------------------------
TREASURY SECURITIES MONEY MARKET FUND (1)
CLASS A SHARES
2005++                                          1.14%           n/a
2004++                                          1.08            n/a
2003                                            1.14            n/a
2002                                            1.18            n/a
2001                                            1.20            n/a

*     Amount represents less than $0.01 per share.

+     Total return is for the period indicated and has not been annualized.

++    Per share data is calculated using average shares method.

(1) Fund commenced operations on May 31, 2000. All ratios for the period have been annualized

Amounts designated as "--" are either $0 or have been rounded to $0.

                                HANCOCK HORIZON
                                FAMILY OF FUNDS

                               INVESTMENT ADVISER

                                Horizon Advisers
                          One Hancock Plaza, 3rd Floor
                                 P.O. Box 4019
                          Gulfport, Mississippi 39502

                                  DISTRIBUTOR

                        SEI Investments Distribution Co.
                            One Freedom Valley Drive
                            Oaks, Pennsylvania 19456

                                 LEGAL COUNSEL

                          Morgan, Lewis & Bockius LLP

     More information about the Fund is available without charge through the following:


                   STATEMENT OF ADDITIONAL INFORMATION (SAI)

    The SAI includes detailed information about the Hancock Horizon Family of Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

                         ANNUAL AND SEMI-ANNUAL REPORTS

        These reports contain information from the Fund's managers about strategies, and recent market conditions and trends and their impact on
      Fund performance. The reports also contain more information about the Funds' holdings and detailed financial information about the Funds.

                TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT,
                              OR MORE INFORMATION:

               BY TELEPHONE: Call 1-800-738-2625, extension 77966

                              BY MAIL: Write to us
                             Hancock Horizon Funds
                        2600 Citiplace Drive, Suite 200
                             Baton Rouge, LA 70808

                    BY INTERNET: WWW.HANCOCKHORIZONFUNDS.COM

     FROM THE SEC: You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about The Advisors' Inner Circle
              Fund II, from the EDGAR Database on the SEC's website ("HTTP://WWW.SEC.GOV"). You may review and copy documents at the SEC
    Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section,
      Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: PUBLICINFO@SEC.GOV. The Advisors' Inner Circle Fund II's
             Investment Company Act registration number is 811-7102.

                                   PROSPECTUS

                               [GRAPHIC OMITTED]

                        HANCOCK HORIZON FAMILY OF FUNDS


                                  MAY 31, 2005
                     Treasury Securities Money Market Fund


                        INSTITUTIONAL SWEEP CLASS SHARES

                                   ADVISED BY
                                Horizon Advisers
                  (an unincorporated division of Hancock Bank)

     The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.


                       The Advisors' Inner Circle Fund II

      WALL STREET SAVVY,
          MAIN STREET TOUCH.

                                     [LOGO]
                              HANCOCK HORIZON FUNDS

                    FOR MORE INFORMATION CALL 1.800.259.1926
                           WWW.HANCOCKHORIZONFUNDS.COM

ABOUT THIS PROSPECTUS

The Hancock Horizon Family of Funds is a mutual fund family that offers different classes of shares in separate investment portfolios that have individual investment goals and strategies. This prospectus gives you important information about the Institutional Sweep Class Shares of the Treasury Securities Money Market Fund (Fund) that you should know before investing. Please read this prospectus and keep it for future reference.

THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. FOR MORE DETAILED INFORMATION ABOUT THE FUND, PLEASE SEE:


                                                                            Page

INVESTMENT STRATEGY, PRINCIPAL RISKS OF
INVESTING AND PERFORMANCE INFORMATION                                          1

FUND FEES AND EXPENSES                                                         2

MORE INFORMATION ABOUT RISK                                                    3

MORE INFORMATION ABOUT FUND INVESTMENTS                                        3

INFORMATION ABOUT PORTFOLIO HOLDINGS                                           3

INVESTMENT ADVISER                                                             3

PORTFOLIO MANAGER                                                              4

PURCHASING AND SELLING FUND SHARES                                             4

OTHER POLICIES                                                                 5

DIVIDENDS AND DISTRIBUTIONS                                                    7

TAXES                                                                          7

FINANCIAL HIGHLIGHTS                                                           8

HOW TO OBTAIN MORE INFORMATION ABOUT THE
HANCOCK HORIZON FAMILY OF FUNDS                                       Back Cover

TREASURY SECURITIES MONEY MARKET FUND

FUND SUMMARY

INVESTMENT GOAL Preserve principal value and maintain a high degree of liquidity while providing current income

--------------------------------------------------------------------------------

INVESTMENT FOCUS Money market instruments issued by the U.S. Treasury

--------------------------------------------------------------------------------

SHARE PRICE VOLATILITY As a money market fund, the Fund seeks to maintain a stable share price of $1.00

--------------------------------------------------------------------------------

PRINCIPAL INVESTMENT STRATEGY Invest exclusively in short-term obligations of the U.S. Treasury and repurchase agreements involving such obligations

--------------------------------------------------------------------------------

INVESTOR PROFILE Conservative investors who want to receive current income through a liquid investment

--------------------------------------------------------------------------------

INVESTMENT STRATEGY OF THE TREASURY SECURITIES MONEY MARKET FUND

The Fund invests exclusively in short-term money market instruments issued by the U.S. Treasury and backed by its full faith and credit, and repurchase agreements involving such obligations. The Fund will maintain an average dollar weighted maturity of 90 days or less, and will only acquire securities that have a remaining maturity of 397 days or less. The Adviser actively manages the maturity of the Fund based on current market interest rates and its outlook on the various economic factors which influence the market for short-term fixed income instruments and future interest rate predictions.

PRINCIPAL RISKS OF INVESTING IN THE TREASURY SECURITIES MONEY MARKET FUND

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates. A FUND SHARE IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY. In addition, although a money market fund seeks to keep a constant price per share of $1.00, you may lose money by investing in the Fund.

Although the Fund's U.S. Treasury securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.


PERFORMANCE INFORMATION

The following bar chart and performance table illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN PERFORMANCE OF THE FUND'S INSTITUTIONAL SWEEP CLASS SHARES FROM YEAR TO YEAR.*


 [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

2001             3.10%
2002             0.86%
2003             0.25%
2004             0.47%

                BEST QUARTER                   WORST QUARTER
                    1.16%                          0.03%
                 (03/31/01)                     (12/31/03)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S PERFORMANCE FROM 1/1/05 TO 3/31/05 WAS 0.37%.

Call 1-800-738-2625, extension 77966, for the Fund's current 7-day yield.

AVERAGE ANNUAL TOTAL RETURNS

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2004 TO THOSE OF THE IMONEYNET, INC. U.S. TREASURY & REPO AVERAGE.

TREASURY SECURITIES MONEY
MARKET FUND - INSTITUTIONAL                                      SINCE INCEPTION
SWEEP CLASS SHARES                                1 YEAR         (MAY 31, 2000)
--------------------------------------------------------------------------------
  FUND RETURNS                                     0.47%              1.74%
  IMONEYNET, INC. U.S. TREASURY
  & REPO AVAERAGE                                  0.62%              1.93%

--------------------------------------------------------------------------------

      SIMPLY SPEAKING...

      WHAT IS AN AVERAGE

      AN AVERAGE IS A COMPOSITE OF MUTUAL FUNDS WITH SIMILAR INVESTMENT GOALS. YOU CANNOT INVEST DIRECTLY IN AN AVERAGE. THE IMONEYNET, INC. U.S.
      TREASURY & REPO AVERAGE IS A COMPOSITE OF MUTUAL FUNDS WITH INVESTMENT GOALS SIMILAR TO THE FUND. IMONEYNET, INC., FORMERLY IBC FINANCIAL DATA, IS THE LEADING PROVIDER OF INFORMATION ON MONEY MARKET MUTUAL FUNDS. THE NUMBER OF FUNDS IN THE AVERAGE VARIES.

--------------------------------------------------------------------------------


FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

                                                                 INSTITUTIONAL
                                                              SWEEP CLASS SHARES
--------------------------------------------------------------------------------
Investment Advisory Fees                                             0.40%
Distribution and Service (12b-1) Fees                                None
Other Expenses                                                       0.49%
                                                                    -----
Total Annual Fund Operating Expenses                                 0.89%*
Fee Waivers and Expense Reimbursements                              (0.06)%
                                                                    -----
Net Expenses                                                         0.83%

* THE FUND'S ADVISER HAS CONTRACTUALLY AGREED TO WAIVE FEES AND TO REIMBURSE EXPENSES IN ORDER TO KEEP THE FUND'S ACTUAL TOTAL ANNUAL OPERATING EXPENSES FROM EXCEEDING THE NET EXPENSES SHOWN ABOVE FOR A PERIOD OF ONE YEAR FROM THE DATE OF THIS PROSPECTUS.

For more information about these fees, see "Investment Adviser."


--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of those periods.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


          1 YEAR          3 YEARS          5 YEARS          10 YEARS
           $85             $278             $487             $1,091

MORE INFORMATION ABOUT RISK

The Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

The Fund has its own investment goal and strategies for reaching that goal. The investment managers invest Fund assets in a way that they believe will help the Fund achieve its goal. Still, investing in the Fund involves risk and there is no guarantee that the Fund will achieve its goal. An investment manager's judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job an investment manager does, you could lose money on your investment in the Fund, just as you could with other investments. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY.

FIXED INCOME RISK -- The market values of fixed income investments change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates.

MORE INFORMATION ABOUT FUND INVESTMENTS


This prospectus describes the Fund's principal investments and strategies, and the Fund will normally invest in the types of securities described in this prospectus. However, in addition to the investments and strategies described in this prospectus, the Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in more detail in the Fund's Statement of Additional Information (for information on how to obtain the Fund's Statement of Additional Information see the back cover of this prospectus). Of course, we cannot guarantee that the Fund will achieve its investment goal.

INFORMATION ABOUT PORTFOLIO HOLDINGS

A description of the Fund's policy and procedures with respect to circumstances under which the Fund discloses its portfolio securities is available in the Statement of Additional Information. Certain portfolio holdings information for the Fund is available on the Fund's website - WWW.HANCOCKHORIZONFUNDS.COM - by clicking the "Fund Information" link on the homepage followed by the "Hancock Fund Family" link in the "Fund Information" section. By clicking the applicable link for the Fund in the "Hancock Fund Family" section, you can obtain a list of the Fund's top 10 portfolio holdings as of the end of the most recent calendar month. The portfolio holdings information available on the Fund's website includes a top 10 list of the securities owned by the Fund and the percentage of the Fund's overall portfolio represented by a particular security. In addition, the website includes a list of the top 10 sectors represented in the Fund's portfolio. The portfolio holdings information on the Fund's website is generally made available 10 business days following the close of the most recently completed calendar month and will remain available until the information is updated following the close of the next calendar month.


INVESTMENT ADVISER

Horizon Advisers (Adviser), an unincorporated division of Hancock Bank, serves as the investment adviser to the Fund. The Adviser makes investment decisions for the Fund and continuously reviews, supervises and administers the Fund's investment program. The Board of Trustees of the Fund supervises the Adviser and establishes policies that the Adviser must follow in its management activities.


Hancock Bank is headquartered in Gulfport, Mississippi and has provided banking, trust and financial services to individuals and businesses since 1899. As of January 31, 2005, the Adviser managed approximately $620 million in assets while the Adviser and Hancock Bank managed approximately $1.7 billion in assets. The Adviser is entitled to receive an annual fee of 0.40% of the Fund's average daily net assets for its investment advisory services, but may receive less due to its waivers. For the fiscal year ended January 31, 2005, the Adviser received advisory fees (after waivers) for the Fund as a percentage of average daily net assets of 0.34%.

ADDITIONAL COMPENSATION

Hancock Bank and its affiliates may act as fiduciary or provide services in various non-fiduciary capacities with respect to plans subject to the Employee Retirement Income Security Act of 1974 (ERISA) and other trust and agency accounts that invest in the Fund. Hancock Bank and its affiliates also may receive compensation for providing services to the Fund in cases where the compensation is not duplicative of the compensation those ERISA accounts pay for fiduciary and non-fiduciary services. Hancock Bank and its affiliates also may receive compensation in connection with the following:

CUSTODY SERVICES. Hancock Bank serves as custodian to the Fund, and for such services is paid an annual fee payable from the Fund's assets of 0.03% of the Fund's average daily net assets.


TRANSFER AGENCY SERVICES. Hancock Bank provides transfer agency services to the Fund. For providing these services, Hancock Bank is paid an annual fee payable from the Fund's assets of $19,286 per class of the Fund.


SHAREHOLDER SERVICING FEES. To the extent that Institutional Sweep Class Shares are held through Hancock Bank or any of its affiliates providing custodial, brokerage or investment-related services, including Hancock Investment Services, Inc. (H.I.S., Inc.), those entities may receive shareholding servicing fees, payable from the Fund's assets, of up to 0.25% of the Fund's average daily net assets attributable to Institutional Sweep Class Shares.

H.I.S., Inc., member NASD and SIPC, is a wholly-owned brokerage subsidiary of Hancock Bank.

PORTFOLIO MANAGER


Jeffrey Tanguis serves as Director of Fixed Income of the Adviser and is responsible for managing the Fund. He is also responsible for the management of the Strategic Income Bond Fund, which is offered in a separate prospectus. He has more than 18 years of investment experience. Prior to joining Hancock Bank in 2005, Mr. Tanguis served as a Senior Fixed Income Manager at Hibernia National Bank from 1987 to 2005.


PURCHASING AND SELLING FUND SHARES

This section  tells you how to purchase  and sell  (sometimes  called  "redeem")
Institutional Sweep Class Shares of the Fund. Shares are for investors participating in cash sweep and cash management programs offered through the Hancock Bank Trust & Financial Services Group.

The Fund does not generally accept investments by non-U.S.persons. Non-U.S. persons may be permitted to invest in the Fund subject to the satisfaction of enhanced due diligence. Please contact the Adviser for more information.

HOW TO PURCHASE FUND SHARES

You may buy shares through accounts with investment professionals and financial institutions that are authorized to place trades in Fund shares for their customers. If you invest through an authorized institution, you will have to follow its procedures, which may be different from the procedures for investing directly. Your investment professional or institution may charge a fee for its services, in addition to the fees charged by the Fund. You will also generally have to address your correspondence or questions regarding the Fund to your institution.

GENERAL INFORMATION

You may purchase shares on any day that the New York Stock Exchange (NYSE), Hancock Bank and the Federal Reserve are open for business (a Business Day).


The price per share (the  offering  price) will be the net asset value per share
(NAV) next determined after the Fund receives your purchase order in proper form. "Proper form" means that the Fund was provided a complete and signed account application, including the investor's social security number, tax identification number, and other identification required by law or regulation.

The Fund calculates its NAV once each Business Day as of 12:00 p.m., Eastern Time. So, for you to be eligible to receive dividends declared on the day you submit your purchase order, the Fund must receive your order and federal funds (readily available funds) in proper form before 12:00 p.m., Eastern Time. If the NYSE closes early - such as on days in advance of certain holidays - the Fund reserves the right to calculate NAV as of the earlier closing time. The Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.

HOW THE FUND CALCULATES NAV

NAV for one Fund share is the value of that share's portion of the net assets of the Fund.

The Fund generally calculates its NAV using the amortized cost method of valuation, which is described in detail in the Statement of Additional Information. If it is determined that this method is unreliable during certain market conditions or for other reasons, fair value prices for the Fund's securities may be determined in good faith using procedures approved by the Board of Trustees.


MINIMUM PURCHASES

Hancock Bank may require cash management account customers to maintain minimum banking account levels in order to participate in the cash management account program. The minimum levels are subject to the terms of your cash management account agreement with Hancock Bank. In general, however, if your banking account falls below the minimum amount, your shares in the Fund may be redeemed or you may be charged additional fees.

HOW TO SELL YOUR FUND SHARES


Shareholders may sell shares by following procedures established when they opened their account or accounts. If you have questions, call 1-800-738-2625, extension 77966.


The sale price of each share will be the NAV next determined after the Fund receives your request.

RECEIVING YOUR MONEY


Normally, the Fund will send your sale proceeds within seven Business Days after the Fund receives your request. Your proceeds can be wired to your bank account or sent to you by check. IF YOU RECENTLY PURCHASED YOUR SHARES BY CHECK OR THROUGH AUTOMATED CLEARING HOUSE (ACH), REDEMPTION PROCEEDS MAY NOT BE AVAILABLE UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 DAYS FROM YOUR DATE OF PURCHASE).

REDEMPTIONS IN KIND

The Fund generally pays sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise and for the protection of the Fund's remaining shareholders the Fund might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption. In addition, you will continue to be subject to the risks of any market fluctuation in the value of the securities you receive in kind until you sell them.


INVOLUNTARY SALES OF YOUR SHARES

If your account balance drops below the minimum level required in your cash management account agreement with Hancock Bank because of redemptions, you may be required to sell your shares. The Fund will generally provide at least 60 days' written notice to allow you sufficient time to add to your account and avoid the involuntary redemption of your shares.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Fund may suspend your right to sell your shares during times when trading on the NYSE is restricted or halted, or as otherwise permitted by the Securities and Exchange Commission (SEC). More information about this is in the Fund's Statement of Additional Information.


OTHER POLICIES

MARKET TIMING POLICIES AND PROCEDURES

The Fund is a money market fund and seeks to provide a high degree of liquidity, current income and a stable net asset value of $1.00 per share. The Fund is designed to serve as a short-term cash equivalent investment for shareholders and, therefore, expects shareholders to engage in frequent purchases and redemptions. Because of the inher-ently liquid nature of the Fund's investments, and money market instruments in general, and the Fund's intended purpose to serve as a short-term investment vehicle for shareholders, the Fund's Adviser has informed the Board of Trustees that it believes that it would not be in shareholders' best interests to place any limitations on the frequency of shareholder purchases and redemptions into and out of the Fund. As a result, the Board has not adopted a Fund policy and procedures with respect to frequent purchases and redemptions.


CUSTOMER IDENTIFICATION AND VERIFICATION

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.


What this means to you: When you open an account, the Fund will ask your name, address, date of birth, and other information that will allow the Fund to identify you. This information is subject to verification to ensure the identity of all persons opening a mutual fund account.


The Fund is required by law to reject your new account application if the required identifying information is not provided.

In certain instances, the Fund is required to collect documents to fulfill its legal obligation. Documents provided in connection with your application will be used solely to establish and verify a customer's identity.


Attempts to collect the missing information required on the application will be performed by either contacting you or, if applicable, your broker. If this information is unable to be obtained within a reasonable timeframe established in the sole discretion of the Fund, your application will be rejected.


Upon receipt of your application in proper form (or upon receipt of all identifying information required on the application), your investment will be accepted and your order will be processed at the net asset value per share next determined.


However, the Fund reserves the right to close or liquidate your account at the then-current day's price and remit proceeds to you via check if it is unable to verify your identity. Attempts to verify your identity will be performed within a reasonable timeframe established in the sole discretion of the Fund (generally, 3 business days). Further, the Fund reserves the right to hold your proceeds until your original check clears the bank, which may take up to 15 days from the date of purchase. In such an instance, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications.

ANTI-MONEY LAUNDERING PROGRAM

Customer identification and verification is part of the Fund's overall obligation to deter money laundering under federal law. The Fund has adopted an anti-money laundering compliance program designed to prevent the Fund from being used for money laundering or the financing of terrorist activities. In this regard, the Fund reserves the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Fund or in cases when the Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

SHAREHOLDER SERVICING ARRANGEMENTS

Brokers, dealers, banks, trust companies and other financial representatives may receive compensation from the Fund or its service providers for providing a variety of services. This section briefly describes how the financial representatives may get paid.

For providing certain services to their clients, financial representatives may be paid a fee based on the assets of the Fund that are attributable to the financial representative. These services may include record keeping, transaction processing for shareholders' accounts and certain shareholder services not currently offered to shareholders that deal directly with the Fund. In addition, your financial representatives may charge you other account fees for buying or redeeming shares of the Fund or for servicing your account. Your financial representative should provide you with a schedule of its fees and services.

The Fund may pay all or part of the fees paid to financial representatives. Periodically, the Board reviews these arrangements to ensure that the fees paid are appropriate for the services performed. The Fund does not pay these service fees on shares purchased directly from the Fund. In addition, the Adviser and its affiliates may, at their own expense, pay financial representatives for these services.

The Adviser and its affiliates may, at their own expense, pay financial representatives for distribution and marketing services performed with respect to the Fund. The amount of these payments will generally vary. Additional compensation may also be paid to financial representatives who offer the Fund as part of a special preferred list or other promotional program. Financial representatives that receive these types of payments may have a conflict of interest in recommending or selling Fund shares rather than other mutual funds, particularly where such payments exceed those associated with other funds. You should contact your financial representative for more information regarding these payments.


DIVIDENDS AND DISTRIBUTIONS

The Fund declares dividends daily and distributes its net investment income monthly. The Fund makes distributions of its net realized capital gains, if any, at least annually. If you own Fund shares on the Fund's record date, you will be entitled to receive the distribution.


You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Fund, or your investment professional or institution, in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Fund receives your written notice. To cancel your election, simply send the Fund written notice.


TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE, AND LOCAL INCOME TAXES. Below is a summary of some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.

The Fund will distribute substantially all of its net investment income and its net realized capital gains, if any, at least annually. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. The Fund's net investment income and short-term capital gains are distributed as dividends and are taxable at ordinary income tax rates. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains, regardless of how long you have held your shares in the Fund. Because the Fund expects to maintain a $1.00 net asset value per share, you should not expect to receive any gain or loss on the sale of your Fund shares. Distributions you receive from the Fund may be taxable whether or not you reinvest them.

Under the provisions of recently enacted tax legislation, some or all of the distributions from a mutual fund may be treated as "qualified dividend income," taxable to individuals at the maximum federal tax rate of 15% (5% for individuals in lower tax brackets). A distribution is treated as qualified dividend income to the extent that the Fund receives dividend income from taxable domestic corporations and certain qualified foreign corporations.
Because the Fund does not expect to receive dividend income, you should not expect to receive any distributions that qualify as qualified dividend income.

Each sale of Fund shares may be a taxable event. The gain or loss on the sale of Fund shares generally will be treated as short term capital gain or loss if you held the shares for 12 months or less or long term capital gain or loss, if you held the shares for longer.

The Fund intends to distribute primarily ordinary income. A significant amount of this income may consist of interest earned on U.S. government obligations. Many states grant tax-free status to dividends paid from interest earned on direct obligations of the U.S. government, subject to certain restrictions.

MORE INFORMATION ABOUT TAXES IS IN THE STATEMENT OF ADDITIONAL INFORMATION.

FINANCIAL HIGHLIGHTS

The table that follows presents performance information about the Institutional Sweep Class Shares of the Fund. This information is intended to help you understand the Fund's financial performance for the past five years, or, if shorter, the period of the Fund's operations. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund, assuming you reinvested all of your dividends and distributions. The information provided below for the period ended January 31, 2005 has been derived from the Fund's financial statements, which have been audited by KPMG LLP, independent registered public accountants whose report, along with the Fund's financial statements, are included in the Fund's annual reports. The information provided below for the periods ended January 31, 2004 and prior has been audited by other independent registered public accountants, whose reports along with the Fund's financial statements, are included in the Fund's annual reports. The reports of KPMG LLP and the reports of other independent registered public accountants for each such period along with the Fund's financial statements and related notes, appear in the annual report that accompanies our Statement of Additional Information. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-738-2625, extension 77966.

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
FOR THE PERIODS ENDED JANUARY 31,

                                                                         Net
                                               Net                     Realized                   Dividends   Distributions
                                              Asset                      and           Total        from          from
                                              Value,        Net       Unrealized       from          Net           Net
                                            Beginning   Investment  Gains (Losses)  Investment   Investment     Realized
                                            of Period     Income    on Investments  Operations     Income         Gains
---------------------------------------------------------------------------------------------------------------------------
TREASURY SECURITIES MONEY MARKET FUND (1)
INSTITUTIONAL SWEEP CLASS SHARES
2005++                                       $  1.00      $  0.01      $    --       $  0.01      $ (0.01)      $    --
2004++                                          1.00           --*          --            --*          --*           --
2003                                            1.00         0.01           --          0.01        (0.01)           --
2002                                            1.00         0.03           --          0.03        (0.03)           --
2001                                            1.00         0.04           --          0.04        (0.04)           --

                                                                                                                   Ratio of
                                                               Net                        Net                         Net
                                                Total         Asset                     Assets,       Ratio of    Investment
                                              Dividends       Value,                      End         Expenses       Income
                                                 and          End of         Total     of Period     to Average    to Average
                                            Distributions     Period        Return+      (000)       Net Assets    Net Assets
-----------------------------------------------------------------------------------------------------------------------------
TREASURY SECURITIES MONEY MARKET FUND (1)
INSTITUTIONAL SWEEP CLASS SHARES
2005++                                        $ (0.01)       $  1.00         0.56%      $136,022        0.83%         0.64%
2004++                                             --*          1.00         0.22         48,082        0.83          0.23
2003                                            (0.01)          1.00         0.81         74,704        0.83          0.81
2002                                            (0.03)          1.00         2.74         83,702        0.83          2.35
2001                                            (0.04)          1.00         3.79         42,073        0.83          5.55

                                             Ratio of
                                             Expenses
                                            to Average
                                            Net Assets       Portfolio
                                            (Excluding       Turnover
                                              Waivers)         Rate
----------------------------------------------------------------------
TREASURY SECURITIES MONEY MARKET FUND (1)
INSTITUTIONAL SWEEP CLASS SHARES
2005++                                          0.89%           n/a
2004++                                          0.93            n/a
2003                                            0.89            n/a
2002                                            0.93            n/a
2001                                            0.96            n/a

*     Amount represents less than $0.01 per share.

+     Total return is for the period indicated and has not been annualized.

++    Per share data is calculated using average shares method.

(1) Fund commenced operation on May 31, 2000. All ratios for the period have been annualized.

Amounts designated as "--" are either $0 are have been rounded to $0.

                                     NOTES

                                HANCOCK HORIZON
                                FAMILY OF FUNDS

                               INVESTMENT ADVISER

                                Horizon Advisers
                          One Hancock Plaza, 3rd Floor
                                 P.O. Box 4019
                          Gulfport, Mississippi 39502

                                  DISTRIBUTOR

                        SEI Investments Distribution Co.
                            One Freedom Valley Drive
                            Oaks, Pennsylvania 19456

                                 LEGAL COUNSEL

                          Morgan, Lewis & Bockius LLP

    More information about each Fund is available without charge through the following:


                   STATEMENT OF ADDITIONAL INFORMATION (SAI)

    The SAI includes detailed information about the Hancock Horizon Family of Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

                         ANNUAL AND SEMI-ANNUAL REPORTS

        These reports contain information from the Fund's managers about strategies, and recent market conditions and trends and their impact on
      Fund performance. The reports also contain more information about the Funds' holdings and detailed financial information about the Funds.

                 TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT,
                              OR MORE INFORMATION:

               BY TELEPHONE: Call 1-800-738-2625, extension 77966

                              BY MAIL: Write to us
                              Hancock Horizon Funds
                         2600 Citiplace Drive, Suite 100
                              Baton Rouge, LA 70808

                    BY INTERNET: WWW.HANCOCKHORIZONFUNDS.COM

     FROM THE SEC: You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about The Advisors' Inner Circle
              Fund II, from the EDGAR Database on the SEC's website ("HTTP://WWW.SEC.GOV"). You may review and copy documents at the SEC
    Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section,
      Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: PUBLICINFO@SEC.GOV. The Advisors' Inner Circle Fund II's
             Investment Company Act registration number is 811-7102.

                                   PROSPECTUS

                               [GRAPHIC OMITTED]

                        HANCOCK HORIZON FAMILY OF FUNDS


                                  MAY 31, 2005


                           Strategic Income Bond Fund
                                   Value Fund
                                  Growth Fund
                                Burkenroad Fund

                    TRUST CLASS, CLASS A AND CLASS C SHARES

                                   ADVISED BY
                                Horizon Advisers
                  (an unincorporated division of Hancock Bank)

     The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.


      This prospectus does not offer for sale and is not a solicitation of offers to purchase shares of certain funds described herein in those states and jurisdictions where the funds are not registered and/or qualified for sale. The Hancock Horizon Value, Hancock Horizon Growth and Hancock Horizon Strategic Income Bond Funds are not available in any state except Alabama, Florida, Georgia, Louisiana, Mississippi, Texas
                                  and Virginia.

                       The Advisors' Inner Circle Fund II

      WALL STREET SAVVY,
          MAIN STREET TOUCH.

                                     [LOGO]
                              HANCOCK HORIZON FUNDS

                    FOR MORE INFORMATION CALL 1.800.259.1926
                           WWW.HANCOCKHORIZONFUNDS.COM

ABOUT THIS PROSPECTUS

The Hancock Horizon Family of Funds is a mutual fund family that offers different classes of shares in separate investment portfolios that have individual investment goals and strategies. This prospectus gives you important information about the Trust Class, Class A and Class C Shares of the Strategic Income Bond Fund, the Value Fund and the Growth Fund and Class A Shares of the Burkenroad Fund (each a "Fund" and collectively the "Funds") that you should know before investing. Please read this prospectus and keep it for future reference.

Trust Class, Class A and Class C Shares have different expenses and other characteristics, allowing you to choose the class that best suits your needs. You should consider the amount you want to invest, how long you plan to have it invested, and whether you plan to make additional investments.

THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. FOLLOWING, THERE IS SOME GENERAL INFORMATION YOU SHOULD KNOW ABOUT RISK AND RETURN THAT IS COMMON TO EACH OF THE FUNDS. FOR MORE DETAILED INFORMATION ABOUT EACH FUND, PLEASE SEE:


                                                                            Page

STRATEGIC INCOME BOND FUND                                                     1

VALUE FUND                                                                     4

GROWTH FUND                                                                    7

BURKENROAD FUND                                                               10

MORE INFORMATION ABOUT RISK                                                   14

MORE INFORMATION ABOUT FUND INVESTMENTS                                       14

INFORMATION ABOUT PORTFOLIO HOLDINGS                                          15

INVESTMENT ADVISER                                                            15

PORTFOLIO MANAGERS                                                            16

PURCHASING, SELLING AND
EXCHANGING FUND SHARES                                                        16

DISTRIBUTION OF FUND SHARES                                                   21

OTHER POLICIES                                                                21

DIVIDENDS AND DISTRIBUTIONS                                                   24

TAXES                                                                         24

FINANCIAL HIGHLIGHTS                                                          25

HOW TO OBTAIN MORE INFORMATION ABOUT THE
HANCOCK HORIZON FAMILY OF FUNDS                                       BACK COVER


RISK/RETURN INFORMATION COMMON TO THE FUNDS

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

Each Fund has its own investment goal and strategies for reaching that goal. The investment managers invest Fund assets in a way that they believe will help a Fund achieve its goal. Still, investing in each Fund involves risk and there is no guarantee that a Fund will achieve its goal. An investment manager's judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job an investment manager does, you could lose money on your investment in a Fund, just as you could with other investments. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY.

The value of your investment in a Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which they trade. The effect on a Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

STRATEGIC INCOME BOND FUND

FUND SUMMARY

INVESTMENT GOAL Total return through current income and capital appreciation, consistent with the preservation of capital

--------------------------------------------------------------------------------

INVESTMENT FOCUS Fixed income securities issued by the U.S. Treasury, U.S. government agencies and U.S. corporations

--------------------------------------------------------------------------------

SHARE PRICE VOLATILITY Low

--------------------------------------------------------------------------------

PRINCIPAL INVESTMENT STRATEGY Investing in a mix of U.S. Treasury securities, U.S. government agency securities, mortgage-backed securities and investment grade corporate debt to attempt to maximize return while limiting risk

--------------------------------------------------------------------------------

INVESTOR PROFILE Conservative investors who want current income, low risk to principal, and a total return commensurate with fixed income investing

--------------------------------------------------------------------------------

INVESTMENT STRATEGY OF THE STRATEGIC INCOME BOND FUND

The Fund invests primarily (at least 80% of its assets) in (i) fixed income obligations issued by the U.S. Treasury and U.S. government agencies; (ii) mortgage-backed securities and (iii) investment grade U.S. corporate debt. In selecting investments for the Fund, the Adviser analyzes current market conditions and anticipated changes in bond prices to attempt to invest more of the Fund's assets in the type of security the Adviser expects to offer the best balance between income, the potential for appreciation and stability of principal. The Adviser actively manages the maturity of the Fund and, under normal circumstances, the Fund's dollar-weighted average maturity will be between five and fifteen years. The Adviser may vary this average maturity in anticipation of a change in the interest rate environment. There is no restriction on the maturity of a single security. Securities will be considered for sale in the event of or in anticipation of a credit downgrade; in order to change the average weighted maturity of the Fund; to reallocate the Fund's investments among the above types of fixed income securities; or, to realize an aberration in a security's market valuation.

PRINCIPAL RISKS OF INVESTING IN THE STRATEGIC INCOME BOND FUND

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

The mortgages underlying mortgage-backed securities may be paid off early, which makes it difficult to determine their actual maturity and therefore calculate how they will respond to changes in interest rates. The Fund may have to reinvest prepaid amounts at lower interest rates. This risk of prepayment is an additional risk of mortgage-backed securities.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

The Fund is also subject to the risk that its investment approach, which focuses on U.S. government and corporate fixed income securities, may perform differently from other mutual funds which focus on different fixed income market segments or other asset classes.

PERFORMANCE INFORMATION

The following bar chart and performance table illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.


THIS BAR CHART SHOWS CHANGES IN PERFORMANCE OF THE FUND'S TRUST CLASS SHARES FROM YEAR TO YEAR.*

 [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

2001             7.43%
2002             8.10%
2003             2.80%
2004             2.05%

                BEST QUARTER                   WORST QUARTER
                    3.87%                         (1.73)%
                 (09/30/01)                     (06/30/04)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S PERFORMANCE FROM 1/1/05 TO 3/31/05 WAS (0.86)%.

AVERAGE ANNUAL TOTAL RETURNS

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2004 TO THOSE OF THE LEHMAN BROTHERS INTERMEDIATE AGGREGATE INDEX AND THE LIPPER GENERAL BOND FUNDS OBJECTIVE. PREVIOUSLY, THE FUND'S RETURNS HAD BEEN COMPARED TO THE LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CREDIT INDEX, BUT THE ADVISER BELIEVES THAT THE LEHMAN BROTHERS INTERMEDIATE AGGREGATE BOND INDEX BETTER REFLECTS THE UNIVERSE OF SECURITIES THE FUND IS PERMITTED TO INVEST IN AND IS A MORE REPRESENTATIVE INDICATION OF THE INTERMEDIATE TERM U.S. DOMESTIC BOND MARKET PERFORMANCE.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only the Trust Class Shares. After-tax returns for other classes will vary.

STRATEGIC INCOME                                                SINCE INCEPTION
BOND FUND                                           1 YEAR      (MAY 31, 2000)
--------------------------------------------------------------------------------
FUND RETURNS BEFORE TAXES
  TRUST CLASS SHARES                                 2.05%           6.00%
  CLASS A SHARES                                     1.80%           5.74%
  CLASS C SHARES                                     1.02%           5.03%
FUND RETURNS AFTER TAXES
  ON DISTRIBUTIONS
    TRUST CLASS SHARES                               0.76%           4.04%
FUND RETURNS AFTER TAXES
  ON DISTRIBUTIONS AND SALE
  OF FUND SHARES
    TRUST CLASS SHARES                               1.45%           3.95%
LEHMAN BROTHERS INTERMEDIATE
  AGGREGATE INDEX (REFLECTS
  NO DEDUCTION FOR FEES,
  EXPENSES, OR TAXES)                                3.75%           7.58%
LIPPER GENERAL BOND
  FUNDS OBJECTIVE                                    4.27%           6.17%
LEHMAN BROTHERS INTERMEDIATE
  GOVERNMENT/CREDIT INDEX
  (REFLECTS NO DEDUCTION FOR
  FEES, EXPENSES, OR TAXES)                          3.04%           7.55%

--------------------------------------------------------------------------------

      SIMPLY SPEAKING...

      WHAT IS AN INDEX?

      AN INDEX MEASURES THE MARKET PRICES OF A SPECIFIC GROUP OF SECURITIES IN A PARTICULAR MARKET OR MARKET SECTOR. YOU CANNOT INVEST DIRECTLY IN AN INDEX. UNLIKE A MUTUAL FUND, AN INDEX DOES NOT HAVE AN INVESTMENT ADVISER AND DOES NOT PAY ANY COMMISSIONS OR EXPENSES. IF AN INDEX HAD EXPENSES, ITS PERFORMANCE WOULD BE LOWER. THE LEHMAN BROTHERS INTERMEDIATE AGGREGATE INDEX IS AN INDEX THAT REPRESENTS SECURITIES THAT ARE SEC-REGISTERED, TAXABLE AND DOLLAR DENOMINATED. THE INDEX COVERS THE U.S. INVESTMENT GRADE FIXED RATE BOND MARKET, WITH INDEX COMPONENTS FOR GOVERNMENT AND CORPORATE SECURITIES, MORTGAGE PASS-THROUGH SECURITIES, AND ASSET-BACKED SECURITIES WHICH HAVE A MATURITY OF ONE TO TEN YEARS. THE LEHMAN BROTHERS
      INTERMEDIATE GOVERNMENT/CREDIT INDEX IS A MARKET VALUE WEIGHTED PERFORMANCE BENCHMARK FOR GOVERNMENT AND CORPORATE FIXED-RATE DEBT ISSUES WITH MATURITIES BETWEEN ONE AND TEN YEARS.

      WHAT IS A LIPPER OBJECTIVE?

      A LIPPER OBJECTIVE IS A COMPOSITE OF MUTUAL FUNDS WITH SIMILAR INVESTMENT GOALS. YOU CANNOT INVEST DIRECTLY IN A LIPPER OBJECTIVE. THE FUNDS INCLUDED IN THE LIPPER GENERAL BOND FUNDS OBJECTIVE INVEST THE BULK OF THEIR ASSETS IN CORPORATE AND GOVERNMENT DEBT ISSUES AND DO NOT HAVE ANY QUALITY OR MATURITY RESTRICTIONS. THE NUMBER OF FUNDS IN THE LIPPER OBJECTIVE VARIES.

--------------------------------------------------------------------------------

FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------

                                                                           TRUST CLASS SHARES    CLASS A SHARES       CLASS C SHARES
                                                                           ------------------    --------------       --------------
Maximum Sales Charge (Load) Imposed on Purchases
  (as a percentage of offering price)*                                            None               4.00%                None
Maximum Deferred Sales Charge (Load)
  (as a percentage of net asset value)                                            None               None                 None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends
  and Other Distributions (as a percentage of offering price)                     None               None                 None
Redemption Fee (as a percentage of amount redeemed, if applicable)**              None               None                 1.00%
Exchange Fee                                                                      None               None                 None

* THIS SALES CHARGE VARIES DEPENDING UPON HOW MUCH YOU INVEST. SEE "PURCHASING, SELLING AND EXCHANGING FUND SHARES."

** THIS REDEMPTION FEE IS ONLY APPLICABLE TO SHARES SOLD WITHIN ONE YEAR OF THEIR PURCHASE DATE. THIS FEE IS NOT A SALES CHARGE AND IS PAYABLE DIRECTLY TO THE FUND.


--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

                                                                           TRUST CLASS SHARES    CLASS A SHARES       CLASS C SHARES
                                                                           ------------------    --------------       --------------
Investment Advisory Fees                                                          0.60%              0.60%                0.60%
Distribution and Service (12b-1) Fees                                             None               None                 0.75%
Other Expenses                                                                    0.33%              0.58%                0.58%
                                                                                 -----              -----                -----
Total Annual Fund Operating Expenses                                              0.93%*             1.18%*               1.93%*
Fee Waivers and Expense Reimbursements                                           (0.18)%            (0.18)%              (0.18)%
                                                                                 -----              -----                -----
Net Expenses                                                                      0.75%              1.00%                1.75%

* THE FUND'S ADVISER HAS CONTRACTUALLY AGREED TO WAIVE FEES AND TO REIMBURSE EXPENSES IN ORDER TO KEEP THE FUND'S ACTUAL TOTAL ANNUAL OPERATING EXPENSES FROM EXCEEDING THE NET EXPENSES SHOWN ABOVE FOR A PERIOD OF ONE YEAR FROM THE DATE OF THIS PROSPECTUS. OTHER EXPENSES ARE HIGHER FOR CLASS A AND CLASS C SHARES DUE TO SHAREHOLDER SERVICE FEES.

For  more   information   about  these  fees,  see   "Investment   Adviser"  and
"Distribution of Fund Shares."

--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of those periods.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                 1 YEAR        3 YEARS      5 YEARS     10 YEARS
                                 ------        -------      -------     --------
TRUST CLASS SHARES               $   77        $  278       $  497       $1,127
CLASS A SHARES                   $  498        $  743       $1,006       $1,759
CLASS C SHARES                   $  278*       $  589       $1,025       $2,239

* THIS AMOUNT REFLECTS THE COST OF INVESTING IN CLASS C SHARES OF THE FUND IF YOU SELL YOUR SHARES AT THE END OF ONE YEAR. IF YOU DO NOT SELL YOUR SHARES AT THE END OF ONE YEAR, THE COST OF INVESTING IN CLASS C SHARES OF THE FUND WOULD BE $178.

VALUE FUND

FUND SUMMARY

INVESTMENT GOAL Long-term capital appreciation with a secondary goal of current income

--------------------------------------------------------------------------------

INVESTMENT FOCUS Medium to large capitalization U.S. common stocks

--------------------------------------------------------------------------------

SHARE PRICE VOLATILITY Medium

--------------------------------------------------------------------------------

PRINCIPAL INVESTMENT STRATEGY Investing in common stocks which the Adviser believes to be "undervalued" based on its fundamental analysis

--------------------------------------------------------------------------------

INVESTOR PROFILE Investors who seek long-term capital appreciation and who are willing to bear the risks of investing in equity securities

--------------------------------------------------------------------------------

INVESTMENT STRATEGY OF THE VALUE FUND

The Fund seeks capital appreciation by investing primarily (at least 80% of its assets) in U.S. common stocks. The Fund invests in "undervalued" companies with medium to large capitalizations (in excess of $1 billion) that the Adviser believes are of sound financial quality and are actively traded in the market. While capital appreciation is the primary purpose for investing in a company, the Fund will emphasize companies that pay current dividends. The Adviser employs a strictly quantitative method of analysis in its investment decision making. These measurable quantitative factors include relative price to earnings ratio, cash flow, increasing growth measured by a company's profitability, earnings surprise, estimate revision, and book value of a company relative to its stock price. The Adviser attempts to keep a sector weighting similar to that of the Fund's primary benchmark, the Russell 1000 Value Index. The Adviser also considers the sector weighting of peer funds in the Lipper Multi-Cap Value Funds Classification. The Adviser continually monitors the Fund's portfolio and may sell a security when it achieves a designated target price, there is a fundamental change in the company's prospects or better investment opportunities become available.

PRINCIPAL RISKS OF INVESTING IN THE VALUE FUND

Since it purchases common stocks, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities will fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that the Adviser's particular investment style, which focuses on medium to large capitalization value stocks, may underperform other segments of the equity market or the equity markets as a whole.


PERFORMANCE INFORMATION

The following bar chart and performance table illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN PERFORMANCE OF THE FUND'S TRUST CLASS SHARES FROM YEAR TO YEAR.*

 [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

2001            -2.94%
2002            -6.90%
2003            27.98%
2004            23.34%

                BEST QUARTER                   WORST QUARTER
                   14.24%                        (14.82)%
                 (06/30/03)                     (09/30/02)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S PERFORMANCE FROM 1/1/05 TO 3/31/05 WAS 2.24%.

AVERAGE ANNUAL TOTAL RETURNS

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2004 TO THOSE OF THE RUSSELL 1000 VALUE INDEX AND THE LIPPER MULTI-CAP VALUE FUNDS CLASSIFICATION.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only the Trust Class Shares. After-tax returns for other classes will vary.

                                                                SINCE INCEPTION
VALUE FUND                                      1 YEAR           (MAY 31, 2000)
--------------------------------------------------------------------------------
FUND RETURNS BEFORE TAXES
  TRUST CLASS SHARES                            23.34%               10.71%
  CLASS A SHARES                                23.05%               10.45%
  CLASS C SHARES                                22.15%                9.67%
FUND RETURNS AFTER TAXES
  ON DISTRIBUTIONS
    TRUST CLASS SHARES                          22.82%               10.41%
FUND RETURNS AFTER TAXES
  ON DISTRIBUTIONS AND
  SALE OF FUND SHARES
    TRUST CLASS SHARES                          15.85%                9.20%
RUSSELL 1000 VALUE INDEX
  (REFLECTS NO DEDUCTION FOR
  FEES, EXPENSES, OR TAXES)                     16.49%                5.68%
LIPPER MULTI-CAP VALUE
  FUNDS CLASSIFICATION                          14.39%                6.20%


--------------------------------------------------------------------------------

      SIMPLY SPEAKING ...

      WHAT IS AN INDEX?

      AN INDEX MEASURES THE MARKET PRICES OF A SPECIFIC GROUP OF SECURITIES IN A PARTICULAR MARKET OR MARKET SECTOR. YOU CANNOT INVEST DIRECTLY IN AN INDEX. UNLIKE A MUTUAL FUND, AN INDEX DOES NOT HAVE AN INVESTMENT ADVISER AND DOES NOT PAY ANY COMMISSIONS OR EXPENSES. IF AN INDEX HAD EXPENSES, ITS PERFORMANCE WOULD BE LOWER. THE RUSSELL 1000 VALUE INDEX IS A WIDELY-RECOGNIZED INDEX WHICH MEASURES THE PERFORMANCE OF COMPANIES IN THE RUSSELL 1000 INDEX WITH LOWER PRICE-TO-BOOK RATIOS AND LOWER FORECASTED GROWTH VALUES. THE RUSSELL 1000 INDEX IS A CAPITALIZATION-WEIGHTED (COMPANIES WITH LARGER MARKET CAPITALIZATIONS HAVE MORE INFLUENCE THAN THOSE WITH SMALLER MARKET CAPITALIZATIONS) INDEX OF THE 1,000 LARGEST U.S. COMPANIES.

      WHAT IS A LIPPER FUNDS CLASSIFICATION?

      A LIPPER FUNDS CLASSIFICATION MEASURES THE SHARE PRICES OF A SPECIFIC GROUP OF MUTUAL FUNDS WITH A PARTICULAR INVESTMENT OBJECTIVE. YOU CANNOT INVEST DIRECTLY IN A LIPPER FUNDS CLASSIFICATION. THE FUNDS INCLUDED IN THE LIPPER MULTI-CAP VALUE FUNDS CLASSIFICATION INVEST IN COMPANIES WITH GOALS SIMILAR TO THE VALUE FUND. THE NUMBER OF FUNDS IN THE LIPPER FUNDS CLASSIFICATION VARIES.

--------------------------------------------------------------------------------

FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------

                                                                          TRUST CLASS SHARES  CLASS A SHARES    CLASS C SHARES
                                                                          ------------------  --------------    --------------
Maximum Sales Charge (Load) Imposed on Purchases
  (as a percentage of offering price)*                                          None              5.25%             None
Maximum Deferred Sales Charge (Load)
  (as a percentage of net asset value)                                          None              None              None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends
  and Other Distributions (as a percentage of offering price)                   None              None              None
Redemption Fee (as a percentage of amount redeemed, if applicable)**            None              None              1.00%
Exchange Fee                                                                    None              None              None

* THIS SALES CHARGE VARIES DEPENDING UPON HOW MUCH YOU INVEST. SEE "PURCHASING, SELLING AND EXCHANGING FUND SHARES."

** THIS REDEMPTION FEE IS ONLY APPLICABLE TO SHARES SOLD WITHIN ONE YEAR OF THEIR PURCHASE DATE. THIS FEE IS NOT A SALES CHARGE AND IS PAYABLE DIRECTLY TO THE FUND.


--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

                                                                          TRUST CLASS SHARES  CLASS A SHARES    CLASS C SHARES
                                                                          ------------------  --------------    --------------
Investment Advisory Fees                                                        0.80%             0.80%             0.80%
Distribution and Service (12b-1) Fees                                           None              None              0.75%
Other Expenses                                                                  0.31%             0.56%             0.56%
                                                                                -----             -----             ----
Total Annual Fund Operating Expenses                                            1.11%*            1.36%*            2.11%*

* THE FUND'S TOTAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER VOLUNTARILY WAIVED FEES AND REIMBURSED EXPENSES IN ORDER TO KEEP THE FUND'S ACTUAL TOTAL ANNUAL OPERATING EXPENSES FROM EXCEEDING 1.10%, 1.35% AND 2.10% FOR THE TRUST CLASS, CLASS A AND CLASS C SHARES, RESPECTIVELY. THE ADVISER MAY DISCONTINUE ALL OR PART OF ITS VOLUNTARY WAIVER AT ANY TIME.

For  more   information   about  these  fees,  see   "Investment   Adviser"  and
"Distribution of Fund Shares."

--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of those periods.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                 1 YEAR        3 YEARS      5 YEARS     10 YEARS
                                 ------        -------      -------     --------
TRUST CLASS SHARES               $  113        $  353       $  612       $1,352
CLASS A SHARES                   $  656        $  933       $1,231       $2,074
CLASS C SHAREs                   $  314*       $  661       $1,134       $2,441

* THIS AMOUNT REFLECTS THE COST OF INVESTING IN CLASS C SHARES OF THE FUND IF YOU SELL YOUR SHARES AT THE END OF ONE YEAR. IF YOU DO NOT SELL YOUR SHARES AT THE END OF ONE YEAR, THE COST OF INVESTING IN CLASS C SHARES OF THE FUND WOULD BE $214.

GROWTH FUND

FUND SUMMARY

INVESTMENT GOAL Long-term capital appreciation

--------------------------------------------------------------------------------

INVESTMENT FOCUS Medium to large capitalization U.S. common stocks

--------------------------------------------------------------------------------

SHARE PRICE VOLATILITY High

--------------------------------------------------------------------------------

PRINCIPAL INVESTMENT STRATEGY Investing in common stocks which the Adviser believes have above average growth potential based on its fundamental analysis

--------------------------------------------------------------------------------

INVESTOR PROFILE Investors who seek long-term capital appreciation and who are willing to bear the risks of investing in equity securities

--------------------------------------------------------------------------------

INVESTMENT STRATEGY OF THE GROWTH FUND


The Fund seeks capital appreciation by investing primarily (at least 80% of its assets) in U.S. common stocks. The Fund focuses on stocks of companies with medium to large market capitalizations (in excess of $1 billion) whose sales and earnings are expected to grow at an above average rate. The Adviser employs a strictly quantitative method of analysis in its investment decision making. These measurable quantitative factors include earnings surprise and estimate revision, historical price performance of a stock compared to other stocks in the market, increasing growth measured by a company's return on equity, and relative price-to-earnings ratio and cash flow. The Adviser attempts to keep a sector weighting similar to that of the Fund's primary benchmark, the Russell 1000 Growth Index. The Adviser also considers the sector weighting of peer funds in the Lipper Multi-Cap Growth Funds Classification. The Adviser continually monitors the Fund's portfolio and may sell a security when it achieves a designated target price, there is a fundamental change in the company's prospects or better investment opportunities become available.


PRINCIPAL RISKS OF INVESTING IN THE GROWTH FUND

Since it purchases common stocks, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities will fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that the Adviser's particular investment style, which focuses on medium to large capitalization growth stocks, may underperform other segments of the equity market or the equity markets as a whole.


PERFORMANCE INFORMATION

The following bar chart and performance table illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS THE PERFORMANCE OF THE FUND'S TRUST CLASS SHARES FROM YEAR TO YEAR.*

 [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

2002           -18.53%
2003            35.56%
2004            15.75%

                BEST QUARTER                   WORST QUARTER
                   16.39%                        (15.17)%
                 (06/30/03)                     (09/30/02)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S PERFORMANCE FROM 1/1/05 TO 3/31/05 WAS 1.89%.

AVERAGE ANNUAL TOTAL RETURNS

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2004 TO THOSE OF THE RUSSELL 1000 GROWTH INDEX AND THE LIPPER MULTI-CAP GROWTH FUNDS CLASSIFICATION.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only the Trust Class Shares. After-tax returns for other classes will vary.

                                                               SINCE INCEPTION
GROWTH FUND                                     1 YEAR        (JANUARY 31, 2001)
--------------------------------------------------------------------------------
FUND RETURNS BEFORE TAXES
  TRUST CLASS SHARES                            15.75%              3.10%
  CLASS A SHARES                                15.51%              2.87%
  CLASS C SHARES                                14.72%              2.13%
FUND RETURNS AFTER TAXES
  ON DISTRIBUTIONS
    TRUST CLASS SHARES                          15.75%              3.10%
FUND RETURNS AFTER TAXES
  ON DISTRIBUTIONS AND
  SALE OF FUND SHARES
    TRUST CLASS SHARES                          10.24%              2.65%
RUSSELL 1000 GROWTH INDEX
  (REFLECTS NO DEDUCTION FOR
  FEES, EXPENSES, OR TAXES)                      6.30%             (7.39)%
LIPPER MULTI-CAP GROWTH
  FUNDS CLASSIFICATION                          10.71%             (6.92)%


--------------------------------------------------------------------------------

      SIMPLY SPEAKING ...

      WHAT IS AN INDEX?

      AN INDEX MEASURES THE MARKET PRICES OF A SPECIFIC GROUP OF SECURITIES IN A PARTICULAR MARKET OR MARKET SECTOR. YOU CANNOT INVEST DIRECTLY IN AN INDEX. UNLIKE A MUTUAL FUND, AN INDEX DOES NOT HAVE AN INVESTMENT ADVISER AND DOES NOT PAY ANY COMMISSIONS OR EXPENSES. IF AN INDEX HAD EXPENSES, ITS PERFORMANCE WOULD BE LOWER. THE RUSSELL 1000 GROWTH INDEX IS A WIDELY-RECOGNIZED INDEX WHICH MEASURES THE PERFORMANCE OF COMPANIES IN THE RUSSELL 1000 INDEX WITH HIGHER PRICE-TO-BOOK RATIOS AND HIGHER FORECASTED GROWTH VALUES. THE RUSSELL 1000 INDEX IS A CAPITALIZATION-WEIGHTED (COMPANIES WITH LARGER MARKET CAPITALIZATIONS HAVE MORE INFLUENCE THAN THOSE WITH SMALLER MARKET CAPITALIZATIONS) INDEX OF THE 1,000 LARGEST U.S. COMPANIES.

      WHAT IS A LIPPER FUNDS CLASSIFICATION?

      A LIPPER FUNDS CLASSIFICATION MEASURES THE SHARE PRICES OF A SPECIFIC GROUP OF MUTUAL FUNDS WITH A PARTICULAR INVESTMENT OBJECTIVE. YOU CANNOT INVEST DIRECTLY IN A LIPPER FUNDS CLASSIFICATION. THE FUNDS INCLUDED IN THE LIPPER MULTI-CAP GROWTH FUNDS CLASSIFICATION INVEST IN COMPANIES WITH LONG-TERM EARNINGS EXPECTED TO GROW SIGNIFICANTLY FASTER THAN THE EARNINGS OF THE STOCKS REPRESENTED IN THE MAJOR UNMANAGED STOCK INDICES. THE NUMBER OF FUNDS IN THE LIPPER FUNDS CLASSIFICATION VARIES.

--------------------------------------------------------------------------------

FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------

                                                                         TRUST CLASS SHARES  CLASS A SHARES    CLASS C SHARES
                                                                         ------------------  --------------    --------------
Maximum Sales Charge (Load) Imposed on Purchases
  (as a percentage of offering price)*                                          None              5.25%             None
Maximum Deferred Sales Charge (Load)
  (as a percentage of net asset value)                                          None              None              None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends
  and Other Distributions (as a percentage of offering price)                   None              None              None
Redemption Fee (as a percentage of amount redeemed, if applicable)**            None              None              1.00%
Exchange Fee                                                                    None              None              None

* THIS SALES CHARGE VARIES DEPENDING UPON HOW MUCH YOU INVEST. SEE "PURCHASING, SELLING AND EXCHANGING FUND SHARES."

** THIS REDEMPTION FEE IS ONLY APPLICABLE TO SHARES SOLD WITHIN ONE YEAR OF THEIR PURCHASE DATE. THIS FEE IS NOT A SALES CHARGE AND IS PAYABLE DIRECTLY TO THE FUND.


--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

                                                                         TRUST CLASS SHARES  CLASS A SHARES    CLASS C SHARES
                                                                         ------------------  --------------    --------------
Investment Advisory Fees                                                        0.80%             0.80%             0.80%
Distribution and Service (12b-1) Fees                                           None              None              0.75%
Other Expenses                                                                  0.35%             0.60%             0.60%
                                                                                ----              ----              ----
Total Annual Fund Operating Expenses                                            1.15%*            1.40%*            2.15%*

* THE FUND'S TOTAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER VOLUNTARILY WAIVED FEES AND REIMBURSED EXPENSES IN ORDER TO KEEP THE FUND'S ACTUAL TOTAL ANNUAL OPERATING EXPENSES FROM EXCEEDING 1.10%, 1.35% AND 2.10% FOR THE TRUST CLASS, CLASS A AND CLASS C SHARES, RESPECTIVELY. THE ADVISER MAY DISCONTINUE ALL OR PART OF ITS VOLUNTARY WAIVER AT ANY TIME.

For  more   information   about  these  fees,  see   "Investment   Adviser"  and
"Distribution of Fund Shares."

--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of those periods.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                 1 YEAR        3 YEARS      5 YEARS     10 YEARS
                                 ------        -------      -------     --------
Trust Class Shares               $  117        $  365       $  633       $1,398
Class A Shares                   $  660        $  945       $1,251       $2,117
Class C Shares                   $  318*       $  673       $1,154       $2,483

* THIS AMOUNT REFLECTS THE COST OF INVESTING IN CLASS C SHARES OF THE FUND IF YOU SELL YOUR SHARES AT THE END OF ONE YEAR. IF YOU DO NOT SELL YOUR SHARES AT THE END OF ONE YEAR, THE COST OF INVESTING IN CLASS C SHARES OF THE FUND WOULD BE $218.

BURKENROAD FUND

FUND SUMMARY

INVESTMENT GOAL Long-term capital appreciation

--------------------------------------------------------------------------------

INVESTMENT FOCUS Small capitalization common stocks and other equity securities of companies located or doing business in Alabama, Florida, Georgia, Louisiana, Mississippi and Texas

--------------------------------------------------------------------------------

SHARE PRICE VOLATILITY High

--------------------------------------------------------------------------------

PRINCIPAL INVESTMENT STRATEGY Investing in common stocks which the Adviser believes have above average growth potential based on its fundamental analysis

--------------------------------------------------------------------------------

INVESTOR PROFILE Aggressive investors who seek long-term capital appreciation and who are willing to bear the risks of investing in equity securities

--------------------------------------------------------------------------------


INVESTMENT STRATEGY OF THE BURKENROAD FUND

The Fund seeks capital appreciation by investing primarily (at least 80% of its assets) in common stocks and other equity securities. The Fund focuses on stocks of companies with small capitalizations (less than $2 billion) located or doing business in Alabama, Florida, Georgia, Louisiana, Mississippi and Texas. The Adviser intends to utilize Tulane University's Burkenroad Reports as a primary source of investment research, but also employs its own fundamental research and analysis in its investment decision making. In selecting securities, the Adviser primarily considers sales and expense trends, market position, historic and expected earnings and dividends. The Adviser will diversify the Fund's securities across industry sectors. The Adviser continually monitors the Fund's portfolio and may sell a security when it achieves a designated price target, there is a fundamental change in the security's prospects or better investment opportunities become available.


--------------------------------------------------------------------------------

      BURKENROAD REPORTS

      The BURKENROAD REPORTS is an educational program on investment research in which selected students at Tulane University's A.B. Freeman School of Business participate. The program is designed to teach the students how to produce objective investment research by studying publicly-held companies located in the Deep South. Burkenroad Reports focus on companies that traditionally have not been followed by Wall Street analysts. The Reports are based on publicly available reports, company visits and meetings with top management.

      The Adviser independently verifies the information contained within the Reports and considers, but does not rely exclusively on, the Reports in making investment decisions for the Fund. The Fund will regularly invest in companies other than those covered by Burkenroad Reports, and may not own shares of all of the companies covered by the Reports. The Fund and Horizon Advisers are NOT affiliated with Tulane University or the A.B. Freeman School of Business. Hancock Bank licenses the name "Burkenroad" from Tulane University. Neither Tulane University, the A.B. Freeman School of Business nor the students, faculty and staff of Tulane University have any involvement in the investment decisions, management or operations of the Fund.

--------------------------------------------------------------------------------

PRINCIPAL RISKS OF INVESTING IN THE BURKENROAD FUND

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities will fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is a principal risk of investing in the Fund.

The smaller capitalization companies that the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small capitalization stocks may be more volatile than those of larger companies. These securities may be traded over the counter or listed on an exchange.

The Fund's concentration of investments in securities of companies located or doing business in Alabama, Louisiana, Mississippi, Florida, Georgia, and Texas subjects the Fund to economic conditions and government policies within those states. As a result, the Fund will be more susceptible to factors that adversely affect companies located or doing business in those states than a mutual fund that does not have as great a concentration in those states.

The Fund is also subject to the risk that the Adviser's particular investment style, which focuses on small capitalization stocks, may underperform other segments of the equity market or the equity markets as a whole.


PERFORMANCE INFORMATION

The following bar chart and performance table illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS THE PERFORMANCE OF THE FUND'S CLASS A SHARES FROM YEAR TO YEAR. THE CHART DOES NOT REFLECT SALES CHARGES. IF SALES CHARGES HAD BEEN REFLECTED, RETURNS WOULD BE LESS THAN THOSE SHOWN BELOW.*

 [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

2002            -0.73%
2003            34.89%
2004            24.76%

                BEST QUARTER                   WORST QUARTER
                   20.95%                        (18.59)%
                 (06/30/03)                     (09/30/02)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S PERFORMANCE FROM 1/1/05 TO 3/31/05 WAS 0.92%.

AVERAGE ANNUAL TOTAL RETURNS

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2004 TO THOSE OF THE RUSSELL 2000 INDEX AND THE LIPPER SMALL-CAP VALUE FUNDS CLASSIFICATION.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                                                               SINCE INCEPTION
BURKENROAD FUND                              1 YEAR          (DECEMBER 31, 2001)
--------------------------------------------------------------------------------
FUND RETURNS BEFORE
  TAXES                                      24.76%                18.66%
FUND RETURNS AFTER TAXES
  ON DISTRIBUTIONS                           18.19%                16.44%
FUND RETURNS AFTER TAXES
  ON DISTRIBUTIONS AND
  SALE OF FUND SHARES                        11.82%                14.28%
RUSSELL 2000 INDEX
  (REFLECTS NO DEDUCTION
  FOR FEES, EXPENSES,
  OR TAXES)                                  18.33%                11.48%
LIPPER SMALL-CAP VALUE
  FUNDS CLASSIFICATION                       20.86%                15.04%

--------------------------------------------------------------------------------

      SIMPLY SPEAKING ...

      WHAT IS AN INDEX?

      AN INDEX MEASURES THE MARKET PRICES OF A SPECIFIC GROUP OF SECURITIES IN A PARTICULAR MARKET OR MARKET SECTOR. YOU CANNOT INVEST DIRECTLY IN AN INDEX. UNLIKE A MUTUAL FUND, AN INDEX DOES NOT HAVE AN INVESTMENT ADVISER AND DOES NOT PAY ANY COMMISSIONS OR EXPENSES. IF AN INDEX HAD EXPENSES, ITS PERFORMANCE WOULD BE LOWER. THE RUSSELL 2000 INDEX IS A WIDELY-RECOGNIZED INDEX WHICH MEASURES THE PERFORMANCE OF THE 2,000 SMALLEST COMPANIES IN THE RUSSELL 3000 INDEX, AND REPRESENTS APPROXIMATELY 8% OF THE TOTAL MARKET CAPITALIZATION OF THE RUSSELL 3000 INDEX. THE RUSSELL 3000 INDEX MEASURES THE PERFORMANCE OF THE 3,000 LARGEST U.S. COMPANIES BASED ON TOTAL MARKET CAPITALIZATION, AND REPRESENTS APPROXIMATELY 98% OF THE INVESTABLE U.S. EQUITY MARKET.

      WHAT IS A LIPPER FUNDS CLASSIFICATION?

      A LIPPER FUNDS CLASSIFICATION MEASURES THE SHARE PRICES OF A SPECIFIC GROUP OF MUTUAL FUNDS WITH A PARTICULAR INVESTMENT OBJECTIVE. YOU CANNOT INVEST DIRECTLY IN A LIPPER FUNDS CLASSIFICATION. THE FUNDS INCLUDED IN THE LIPPER SMALL-CAP VALUE FUNDS CLASSIFICATION INVEST PRIMARILY IN COMPANIES WITH MARKET CAPITALIZATIONS LESS THAN $1 BILLION AT THE TIME OF PURCHASE. THE NUMBER OF FUNDS IN THE LIPPER FUNDS CLASSIFICATION VARIES.

--------------------------------------------------------------------------------


FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

--------------------------------------------------------------------------------
SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------

                                                                         CLASS A
                                                                         SHARES
                                                                         -------
Maximum Sales Charge (Load) Imposed on Purchases
  (as a percentage of offering price)*                                    5.25%
Maximum Deferred Sales Charge (Load)
  (as a percentage of net asset value)                                    None
Maximum Sales Charge (Load) Imposed on
  Reinvested Dividends and Other Distributions
  (as a percentage of offering price)                                     None
Redemption Fee (as a percentage of amount
  redeemed, if applicable)**                                              1.00%
Exchange Fee                                                              None

* THIS SALES CHARGE VARIES DEPENDING UPON HOW MUCH YOU INVEST. SEE "PURCHASING, SELLING AND EXCHANGING FUND SHARES."

** THIS REDEMPTION FEE IS ONLY APPLICABLE TO SHARES SOLD WITHIN NINE MONTHS OF THEIR PURCHASE DATE. THIS FEE IS NOT A SALES CHARGE AND IS PAYABLE DIRECTLY TO THE FUND.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

                                                                        CLASS A
                                                                        SHARES
                                                                        -------
Investment Advisory Fees                                                 0.95%
Distribution and Service (12b-1) Fees                                    None
Other Expenses                                                           1.19%
                                                                        -----
Total Annual Fund Operating Expenses                                     2.14%*
Fee Waivers and Expense Reimbursements                                  (0.74)%
                                                                        -----
Net Expenses                                                             1.40%

* THE FUND'S ADVISER HAS CONTRACTUALLY AGREED TO WAIVE FEES AND TO REIMBURSE EXPENSES IN ORDER TO KEEP THE FUND'S ACTUAL TOTAL ANNUAL OPERATING EXPENSES FROM EXCEEDING THE NET EXPENSES SHOWN ABOVE FOR A PERIOD OF ONE YEAR FROM THE DATE OF THIS PROSPECTUS. OTHER EXPENSES INCLUDES SHAREHOLDER SERVICE FEES.

For more information about these fees, see "Investment Adviser."

--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of those periods.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in Class A Shares of the Fund would be:

          1 YEAR          3 YEARS          5 YEARS          10 YEARS
          ------          -------          -------          --------
           $660           $1,092           $1,550            $2,812

MORE INFORMATION ABOUT RISK

VALUE FUND
GROWTH FUND
BURKENROAD FUND

EQUITY RISK -- Equity securities include public and privately issued equity securities, common and preferred stocks, warrants, rights to subscribe to common stock and convertible securities, as well as instruments that attempt to track the price movement of equity indices. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which a mutual fund invests will cause a Fund's net asset value to fluctuate. An investment in a portfolio of equity securities may be more suitable for long-term investors who can bear the risk of these share price fluctuations.

STRATEGIC INCOME BOND FUND

FIXED INCOME RISK -- The market values of fixed income investments change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. In addition to these fundamental risks, different types of fixed income securities may be subject to the following additional risks:

      CALL RISK -- During periods of falling interest rates, certain debt obligations with high interest rates may be prepaid (or "called") by the issuer prior to maturity. This may cause the Fund's average weighted maturity to fluctuate, and may require the Fund to invest the resulting proceeds at lower interest rates.

      CREDIT RISK -- The possibility that an issuer will be unable to make timely payments of either principal or interest.

      MORTGAGE-BACKED SECURITIES -- Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. They are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of a portfolio of mortgage-backed securities and, therefore, to assess the volatility risk of that portfolio.

MORE INFORMATION ABOUT FUND INVESTMENTS


The investments and strategies described in this prospectus are those that the Funds use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, each Fund may invest up to 100% of its assets in cash or money market instruments that would not ordinarily be consistent with a Fund's objectives. If a Fund invests in this manner, it may not achieve its investment objectives. A Fund will do so only if the Adviser believes that the risk of loss outweighs the opportunity for capital gains or higher income.

This prospectus describes the Funds' principal investments and strategies, and the Funds will normally invest in the types of securities described in this prospectus. However, in addition to the investments and strategies described in this prospectus, each Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in more detail in the Funds' Statement of Additional Information (for information on how to obtain the Funds' Statement of Additional Information see the back cover of this prospectus). Of course, we cannot guarantee that any Fund will achieve its investment goal.

INFORMATION ABOUT PORTFOLIO HOLDINGS

A description of the Funds' policy and procedures with respect to circumstances under which the Funds disclose their portfolio securities is available in the Statement of Additional Information. Certain portfolio holdings information for each Fund is available on the Funds' website - WWW.HANCOCKHORIZONFUNDS.COM - by clicking the "Fund Information" link on the homepage followed by the "Hancock Fund Family" link in the "Fund Information" section. By clicking the applicable link for each Fund in the "Hancock Fund Family" section, you can obtain a list of each Fund's top 10 portfolio holdings as of the end of the most recent calendar month. The portfolio holdings information available on the Funds' website includes a top 10 list of the securities owned by each Fund and the percentage of the Fund's overall portfolio represented by a particular security. In addition, the website includes a list of the top 10 sectors represented in a Fund's portfolio. The portfolio holdings information on the Funds' website is generally made available 10 business days following the close of the most recently completed calendar month and will remain available until the information is updated following the close of the next calendar month.


INVESTMENT ADVISER

Horizon Advisers (Adviser), an unincorporated division of Hancock Bank, serves as the investment adviser to the Funds. The Adviser makes investment decisions for the Funds and continuously reviews, supervises and administers each Fund's respective investment program. The Board of Trustees of the Funds supervises the Adviser and establishes policies that the Adviser must follow in its management activities.


Hancock Bank is headquartered in Gulfport, Mississippi and has provided banking, trust and financial services to individuals and businesses since 1899. As of January 31, 2005, the Adviser managed approximately $620 million in assets while the Adviser and Hancock Bank managed approximately $1.7 billion in assets. The Adviser is entitled to receive an annual fee of 0.60% of the Strategic Income Bond Fund's, 0.80% of the Value Fund's, 0.80% of the Growth Fund's and 0.95% of the Burkenroad Fund's average daily net assets for its investment advisory services, but may receive less due to its waivers.

For the fiscal year ended January 31, 2005, the Adviser received advisory fee (after waivers) as a percentage of each Fund's average daily net assets at the following annual rates:

      STRATEGIC INCOME BOND FUND                                        0.42%
      VALUE FUND                                                        0.79%
      GROWTH FUND                                                       0.75%
      BURKENROAD FUND                                                   0.21%

John Portwood, CFA, serves as Director of Trust Investments and Chief Investment Strategist of the Adviser. He has more than 34 years of investment experience.


ADDITIONAL COMPENSATION

Hancock Bank and its affiliates may act as fiduciary or provide services in various non-fiduciary capacities with respect to plans subject to the Employee Retirement Income Security Act of 1974 (ERISA) and other trust and agency accounts that invest in the Funds. Hancock Bank and its affiliates also may receive compensation for providing services to the Funds in cases where the compensation is not duplicative of the compensation those ERISA accounts pay for fiduciary and non-fiduciary services. Hancock Bank and its affiliates also may receive compensation in connection with the following:

CUSTODY SERVICES. Hancock Bank serves as custodian to the Funds, and for such services is paid an annual fee payable from the Funds' assets of 0.03% of each Fund's average daily net assets.

COMMISSIONS, DISTRIBUTION AND SERVICING (12B-1) FEES.

Brokerage firms affiliated with Hancock Bank, including Hancock Investment Services, Inc. (H.I.S., Inc.), acting as dealer in connection with the sale of Class A Shares of the Funds, will be entitled to receive a commission of up to the entire amount of the sales charge. In addition, to the extent that Class C Shares are held through Hancock Bank or any of its affiliates providing custodial, brokerage or investment-related services, including H.I.S., Inc., those entities may receive the distribution and servicing fees, payable from the Funds' assets, applicable to that class of shares.

H.I.S., Inc., member NASD and SIPC, is a wholly-owned brokerage subsidiary of Hancock Bank.

TRANSFER AGENCY SERVICES. Hancock Bank provides transfer agency services to the Funds. For providing these services, Hancock Bank is paid an annual fee payable from the Funds' assets of $19,286 per class of each Fund.


SHAREHOLDER SERVICING FEES. To the extent that Class A or Class C Shares are held through Hancock Bank or any of its affiliates providing custodial, brokerage or investment-related services, including H.I.S., Inc., those entities may receive shareholder servicing fees, payable from the Funds' assets, of up to 0.25% of average daily net assets attributable to Class A and Class C Shares.

PORTFOLIO MANAGERS

David Lundgren Jr., CFA, serves as Director of Equities and Research for the Adviser and is responsible for the day-to-day management of the Value Fund, Growth Fund and Burkenroad Fund. He has more than 15 years of investment experience. Prior to joining Hancock Bank in 1998, Mr. Lundgren served in a similar capacity for First Commerce Corporation.

Jeffrey Tanguis serves as Director of Fixed Income of the Adviser and is responsible for the day-to-day management of the Strategic Income Bond Fund. He is also responsible for the management of the U.S. Treasury Securities Money Market Fund, which is offered in a separate prospectus. He has more than 18 years of investment experience. Prior to joining Hancock Bank in 2005, Mr. Tanguis served as a Senior Fixed Income Manager at Hibernia National Bank from 1987 to 2005.

The Funds' Statement of Additional  Information provides additional  information
about  the  portfolio  managers'  compensation,   other  accounts  managed,  and
ownership of Fund shares.


PURCHASING, SELLING AND EXCHANGING FUND SHARES

This section tells you how to purchase, sell (sometimes called "redeem") and exchange Trust Class, Class A and Class C Shares of the Funds. The Funds offer Trust Class Shares only to financial intermediaries for their own or their customers' accounts.

The Funds do not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in the Funds subject to the satisfaction of enhanced due diligence. Please contact the Adviser for more information.

GENERAL INFORMATION

You may purchase shares on any day that the New York Stock Exchange (NYSE) and Hancock Bank are open for business (a Business Day). Shares cannot be purchased by Federal Reserve Wire on days when either the NYSE or the Federal Reserve is closed.


Each Fund reserves the right to reject any specific purchase order or request to exchange Fund shares. In such cases where a Fund rejects an exchange request, such request will be processed by the Fund as a redemption request. The Funds are not intended for excessive trading by shareholders in response to short-term market fluctuations. For more information about the Funds' policy on excessive trading, see "Market Timing Policies and Procedures."

The price per share (the  offering  price) will be the net asset value per share
(NAV) next determined after a Fund receives your purchase order in proper form plus, in the case of Class A Shares, the applicable front-end sales charge. "Proper form" means that a Fund was provided a complete and signed account application, including the investor's social security number, tax identification number, and other identification required by law or regulation.


Each Fund calculates its NAV once each Business Day as of the regularly-scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time). So, for you to receive the current Business Day's NAV, a Fund must receive your purchase order in proper form before 4:00 p.m., Eastern Time. If the NYSE closes early - such as on days in advance of certain holidays - the Funds reserve the right to calculate NAV as of the earlier closing time. The Funds will not accept orders that request a particular day or price for the transaction or any other special conditions.


BUYING OR SELLING SHARES THROUGH A FINANCIAL INTERMEDIARY

In addition to being able to buy and sell Fund shares directly from the Funds through their transfer agent (Class A and Class C Shares only), you may also buy or sell shares of the Funds through accounts with brokers and other institutions that are authorized to place trades in Fund shares for their customers ("authorized institutions"). When you purchase or sell Fund shares through certain authorized institutions (rather than directly from the Funds), you may have to transmit your purchase and sale requests to these authorized institutions at an earlier time for your transaction to become effective that day. This allows these authorized institutions time to process your requests and transmit them to the Funds. Your authorized institution is responsible for transmitting all purchase and redemption requests, investment information, documentation and money to the Funds on time.

Certain financial intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase and redemption requests for Fund shares. These requests are executed at the NAV next determined after the intermediary receives the request if transmitted to the Funds in accordance with the Funds' procedures and applicable law. These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis. If your financial intermediary fails to do so, it may be responsible for any resulting fees or losses.

If you deal directly with a financial intermediary or an authorized institution, you will have to follow their procedures for transacting with the Funds. For more information about how to purchase or sell Fund shares through a financial intermediary or an authorized institution, you should contact them directly. Investors may be charged a fee for purchase and/or redemption transactions effectuated through certain financial intermediaries and authorized institutions.

HOW THE FUNDS CALCULATE NAV

NAV for one Fund share is the value of that share's portion of all of the net assets of the Fund. In calculating NAV, each Fund generally values its investment portfolio at market price. If market prices are not readily available or a Fund reasonably believes that they are unreliable, such as in the case of a security value that has been materially affected by events occurring after the relevant market closes, the Fund is required to price those securities at fair value as determined in good faith using methods approved by the Funds' Board of Trustees. The Funds' determination of a security's fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that a Fund assigns to a security may be higher or lower than the security's value would be if a reliable market quotation for the security was readily available.

Although the Funds (except for the Strategic Income Bond Fund) invest primarily in the stocks of U.S. companies that are traded on U.S. exchanges, there may be limited circumstances in which a Fund would price securities at fair value - for example, if the exchange on which a portfolio security is principally traded closed early or if trading in a particular security was halted during the day and did not resume prior to the time the Fund calculated its NAV.

When valuing fixed income securities with remaining maturities of more than 60 days, the Strategic Income Bond Fund uses the value of the security provided by pricing services. The values provided by a pricing service may be based upon market quotations for the same security, securities expected to trade in a similar manner or a pricing matrix. When valuing fixed income securities with remaining maturities of 60 days or less, the Strategic Income Bond Fund uses the security's amortized cost. Amortized cost and the use of a pricing matrix in valuing fixed income securities are forms of fair value pricing.


MINIMUM PURCHASES

To purchase shares for the first time, you must invest in any Fund at least:

CLASS                                          DOLLAR AMOUNT
Class A Shares                                    $1,000
Class C Shares                                    $1,000

Your  subsequent  investments  in any Fund must be made in  amounts  of at least
$500.

A Fund may accept investments of smaller amounts at its discretion.

SYSTEMATIC INVESTMENT PLAN (CLASS A AND CLASS C SHARES ONLY)

If you have a checking or savings account with a bank, you may purchase Class A and Class C Shares automatically through regular deductions from your account in amounts of at least $100 per month.

SALES CHARGES

FRONT-END SALES CHARGES -- CLASS A SHARES

The offering price of Class A Shares is the NAV next calculated after a Fund receives your request, plus the front-end sales charge. The amount of any front-end sales charge included in your offering price varies, depending on the amount of your investment:

                                                                    YOUR SALES CHARGE AS      YOUR SALES CHARGE AS
                                                                       A PERCENTAGE OF        A PERCENTAGE OF YOUR
FUND                            IF YOUR INVESTMENT IS:                 OFFERING PRICE            NET INVESTMENT
------------------------------------------------------------------------------------------------------------------
STRATEGIC INCOME BOND FUND      Less than $50,000                           4.00%                     4.17%
                                $50,000 but less than $100,000              3.25%                     3.36%
                                $100,000 but less than $250,000             2.50%                     2.56%
                                $250,000 but less than $500,000             1.75%                     1.78%
                                $500,000 but less than $1,000,000           1.50%                     1.52%
                                $1,000,000 and over                         0.00%                     0.00%
------------------------------------------------------------------------------------------------------------------
Value Fund                      Less than $50,000                           5.25%                     5.54%
Growth Fund                     $50,000 but less than $100,000              4.50%                     4.71%
Burkenroad Fund                 $100,000 but less than $250,000             3.50%                     3.63%
                                $250,000 but less than $500,000             2.50%                     2.56%
                                $500,000 but less than $1,000,000           2.00%                     2.04%
                                $1,000,000 and over                         0.00%                     0.00%
------------------------------------------------------------------------------------------------------------------


You may qualify for reduced sales charges or sales charge waivers. If you believe that you may qualify for a reduction or waiver of the sales charge, you should discuss this matter with your broker or other financial intermediary. To qualify for these reductions or waivers, you or your financial intermediary must provide sufficient information at the time of purchase to verify that your purchase qualifies for such treatment. This information could be used to aggregate, for example, holdings in personal or retirement accounts, Fund shares owned by your immediate family members, and holdings in accounts at other brokers or financial intermediaries. The Funds or your financial intermediary may request documentation from you in order to verify your eligibility for a breakpoint discount. This information may include account statements and records regarding Fund shares held at all financial intermediaries by you and members of your immediate family. In addition to breakpoint discounts, the following sections describe other circumstances in which sales charges are waived or otherwise may be reduced.

WAIVER OF FRONT-END SALES CHARGE -- CLASS A SHARES

Certain investors may be eligible for a waiver of the sales loads due to the nature of the investors and/or the reduced sales efforts necessary to obtain their investments. The front-end sales charge will be waived on Class A Shares purchased:

o     through reinvestment of dividends and distributions;

o     through a H.I.S., Inc. asset allocation account;

o by persons repurchasing shares they redeemed within the last 30 days (see Repurchase of Class A Shares);

o by directors, employees and retirees of Hancock Bank and its affiliates, and two generations of their respective ascendants, descendants, siblings and spouses;

o     by Trustees and officers of The Advisors' Inner Circle Fund II;

o through dealers, retirement plans, asset allocation programs and financial institutions that, under their dealer agreements with the distributor or otherwise, do not receive any portion of the front-end sales charge.


REPURCHASE OF CLASS A SHARES

You may repurchase any amount of Class A Shares of any Fund at NAV (without the normal front-end sales charge), up to the limit of the value of any amount of Class A Shares (other than those which were purchased with reinvested dividends and distributions) that you redeemed within the past 30 days. In effect, this allows you to reac-quire shares that you may have had to redeem, without repaying the front-end sales charge. To exercise this privilege, the Fund must receive your purchase order within 30 days of your redemption. In addition, you must notify your investment professional or institution when you send in your purchase order that you are repurchasing shares. Consult your tax advisor regarding special rules that may apply if you recognize a loss on your original redemption.

REDUCED SALES CHARGES -- CLASS A SHARES

RIGHTS OF ACCUMULATION. In calculating the appropriate sales charge rate, this right allows you to add the value of the Class A Shares you already own to the amount that you are currently purchasing. The Fund will combine the value of your current purchases with the current value of any Class A Shares you purchased previously for (i) your account, (ii) your spouse's account, (iii) a joint account with your spouse, or (iv) your minor children's trust or custodial accounts. A trust purchasing shares for the same trust account, trust or estate also may use this right of accumulation. The Fund will only consider the value of Class A Shares purchased previously that were sold subject to a sales charge. To be entitled to a reduced sales charge based on shares already owned, you must ask us for the reduction at the time of purchase. You must provide the Fund with your account number(s) and, if applicable, the account numbers for your spouse and/or children (and provide the children's ages). The Fund may amend or terminate this right of accumulation at any time.

LETTER OF INTENT. You may purchase Class A Shares at the sales charge rate applicable to the total amount of the purchases you intend to make over a 13-month period. In other words, a Letter of Intent allows you to purchase Class A Shares of a Fund over a 13-month period and receive the same sales charge as if you had purchased all the shares at the same time. The Fund will only consider the value of Class A Shares sold subject to a sales charge. As a result, shares of the Class A Shares purchased with dividends or distributions will not be included in the calculation. To be entitled to a reduced sales charge based on shares you intend to purchase over the 13-month period, you must send the Fund a Letter of Intent. In calculating the total amount of purchases you may include in your letter purchases made up to 90 days before the date of the Letter. The 13-month period begins on the date of the first purchase, including those purchases made in the 90-day period before the date of the Letter. Please note that the purchase price of these prior purchases will not be adjusted.

You are not legally bound by the terms of your Letter of Intent to purchase the amount of your shares stated in the Letter. The Letter does, however, authorize the Funds to hold in escrow 5.0% of the total amount you intend to purchase. If you do not complete the total intended purchase at the end of the 13-month period, the Funds' transfer agent will redeem the necessary portion of the escrowed shares to make up the difference between the reduced rate sales charge (based on the amount you intended to purchase) and the sales charge that would normally apply (based on the actual amount you purchased).

COMBINED PURCHASE/QUANTITY DISCOUNT PRIVILEGE. When calculating the appropriate sales charge rate, the Funds will combine same day purchases of Class A Shares (that are subject to a sales charge) made by you, your spouse and your minor children (under age 21). This combination also applies to Class A Shares you purchase with a Letter of Intent.

GENERAL INFORMATION ABOUT SALES CHARGES

Your securities dealer is paid a commission when you buy your shares and is paid a servicing fee as long as you hold your shares. Your securities dealer or servicing agent may receive different levels of compensation depending on which class of shares you buy.

From time to time, some financial institutions, including brokerage firms affiliated with the Adviser, may be reallowed up to the entire sales charge. Firms that receive a reallowance of the entire sales charge may be considered underwriters for the purpose of federal securities law.

The distributor may, from time to time in its sole discretion, institute one or more promotional incentive programs for dealers, which will be paid for by the distributor from any sales charge it receives or from any other source available to it. Under any such program, the distributor may provide cash or non-cash compensation as recognition for past sales or encouragement for future sales that may include merchandise, travel expenses, prizes, meals, lodgings, and gifts that do not exceed $100 per year, per individual.


Information regarding the Funds' sales charges may be obtained free of charge in a clear and prominent format on the Funds' website - www.hancockhorizionfunds.com - by clicking the "Fund Information" link on the homepage followed by the "Fund Snapshot" and "Sales Charges" links in the "Fund Information" section.

HOW TO SELL YOUR FUND SHARES

If you own your shares through an account with an investment professional or other institution, contact that investment professional or institution to sell your shares. Your investment professional or institution may charge a fee for its services, in addition to the fees charged by the Fund.


If you would like to sell $100,000 or more of your shares, send your sale proceeds to a third-party or you are closing an account with a value over $100,000, please notify the Fund in writing and include a signature guarantee by a bank or other financial institution (a notarized signature is not sufficient). Additionally, a signature guaranteed letter from you is required if your account registration has changed in the previous 30 days, if funds are being sent to an address other than the address of record, or if the check is made payable to someone other than the account holder.

The sale price of each share will be the NAV next determined after the Fund receives your request.


SYSTEMATIC WITHDRAWAL PLAN (CLASS A AND CLASS C SHARES ONLY)

If you have at least $10,000 in your account, you may use the systematic withdrawal plan. Under the plan you may arrange monthly, quarterly, semi-annual or annual automatic withdrawals of at least $100 from any Fund. The proceeds of each withdrawal will be mailed to you by check or, if you have a checking or savings account with a bank, electronically transferred to your account.

RECEIVING YOUR MONEY

Normally, a Fund will send your sale proceeds within seven Business Days after the Fund receives your request. Your proceeds can be wired to your bank account or sent to you by check. IF YOU RECENTLY PURCHASED YOUR SHARES BY CHECK OR THROUGH AUTOMATED CLEARING HOUSE (ACH), REDEMPTION PROCEEDS MAY NOT BE AVAILABLE UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 DAYS FROM YOUR DATE OF PURCHASE).


REDEMPTIONS IN KIND

The Funds generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise and for the protection of the Funds' remaining shareholders the Funds might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption. In addition, you will continue to be subject to the risks of any market fluctuation in the value of the securities you receive in kind until you sell them.


INVOLUNTARY SALES OF YOUR SHARES

If your account balance drops below the required minimum you may be required to sell your shares. The account balance minimums are:

CLASS                                          DOLLAR AMOUNT
Class A Shares                                    $1,000
Class C Shares                                    $1,000

A Fund will generally provide at least 60 days' written notice to allow you sufficient time to add to your account and avoid the involuntary redemption of your shares.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

A Fund may suspend your right to sell your shares during times when trading on the NYSE is restricted or halted, or as otherwise permitted by the Securities and Exchange Commission (SEC). More information about this is in the Funds' Statement of Additional Information.

HOW TO EXCHANGE YOUR SHARES

You may exchange shares on any Business Day through your financial institution by mail or telephone. Exchange requests must be for an amount of at least $1,000.

IF YOU RECENTLY PURCHASED SHARES BY CHECK OR THROUGH ACH, YOU MAY NOT BE ABLE TO EXCHANGE YOUR SHARES UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 DAYS FROM YOUR DATE OF PURCHASE). This exchange privilege may be changed or canceled at any time upon 30 days' notice.

The exchange privilege is not intended as a vehicle for short-term or excessive trading. Each Fund may suspend or terminate your exchange privilege if you engage in a pattern of exchanges that is excessive, as determined in the sole discretion of the Funds. For more information about the Funds' policy on excessive trading, see "Market Timing Policies and Procedures."


When you exchange shares, you are really selling your shares and buying other Fund shares. So, your sale price and purchase price will be based on the NAV next calculated after the Fund receives your exchange request.

TRUST CLASS SHARES

You may exchange Trust Class Shares of any Hancock Horizon Fund for Trust Class Shares of any other Hancock Horizon Fund.

CLASS A SHARES

You may exchange Class A Shares of any Hancock Horizon Fund for Class A Shares of any other Hancock Horizon Fund. If you exchange shares that you purchased without a sales charge or with a lower sales charge into a Fund with a sales charge or with a higher sales charge, the exchange is subject to an incremental sales charge (e.g., the difference between the lower and higher applicable sales charges). If you exchange shares into a Fund with the same, lower or no sales charge there is no incremental sales charge for the exchange.

CLASS C SHARES

You may exchange Class C Shares of any Hancock Horizon Fund for Class C Shares of any other Hancock Horizon Fund.

TELEPHONE TRANSACTIONS

Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk. Although the Funds have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Funds are not responsible for any losses or costs incurred by following telephone instructions the Funds reasonably believe to be genuine. If you or your financial institution transact with the Funds over the telephone, you will generally bear the risk of any loss.

DISTRIBUTION OF FUND SHARES

Each Fund offering Class C Shares has adopted a distribution plan that allows Class C Shares of the Fund to pay distribution and service fees for the sale and distribution of shares, and for services provided to Class C shareholders. Because these fees are paid out of a Fund's assets continuously, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. Distribution fees for Class C Shares, as a percentage of average daily net assets, are 0.75%.

OTHER POLICIES


MARKET TIMING POLICIES AND PROCEDURES

The Funds are intended for long-term investment purposes only and discourage shareholders from engaging in "market timing" or other types of excessive short-term trading. This frequent trading into and out of the Funds may present risks to the Funds' long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Funds' investment strategies, triggering the recognition of taxable gains and losses on the sale of Fund investments, requiring the Funds to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs.

In addition, because the Burkenroad Fund invests in small cap securities that often may trade in lower volumes, changes to the Fund's holdings in response to frequent trading by certain shareholders may impact the market prices of such relatively thinly traded securities held by the Fund.

The Funds' service providers will take steps reasonably designed to detect and deter frequent trading by shareholders pursuant to the Funds' policies and procedures described in this prospectus and approved by the Funds' Board of Trustees. For purposes of applying these policies, the Funds' service providers will consider the trading history of accounts known to be under common ownership or control to the extent they believe an investor or group of investors is attempting to evade detection under the Funds' policies and procedures by the use of multiple accounts. The Funds' policies and procedures include:

      o Shareholders are restricted from making more than 1 "round trip" into or out of a Fund per quarter. If a shareholder exceeds this amount, the Fund and/or its service providers may, at their discretion, reject any additional purchase or exchange orders. The Funds define a round trip as a purchase into a Fund by a shareholder, followed by a subsequent redemption out of the Fund, of an amount the Adviser reasonably believes would be harmful or disruptive to the Fund.

      o The Funds assess a redemption fee of 1% on redemptions by shareholders of Class C Shares if sold within one year of their purchase (subject to certain exceptions as discussed below in "Redemption Fees").

      o The Burkenroad Fund assesses a redemption fee of 1% on redemptions by shareholders of Class A Shares if sold within nine months of their purchase (subject to certain exceptions as discussed below in "Redemption Fees").

      o The Funds reserve the right to reject any purchase request by any investor or group of investors for any reason without prior notice, including, in particular, if a Fund or its Adviser reasonably believes that the trading activity would be harmful or disruptive to the Fund.

The Funds and/or their service providers seek to apply these policies to the best of their abilities uniformly and in a manner they believe is consistent with the interests of the Funds' long-term shareholders. The Funds do not knowingly accommodate frequent purchases and redemptions by Fund shareholders except for purchases and redemptions made through the Funds' Systematic Investment/Withdrawal Plans, as described in this prospectus.

Although these policies are designed to deter frequent trading, none of these measures alone nor all of them taken together eliminate the possibility that frequent trading in the Funds will occur, particularly with respect to trades placed by shareholders that invest in the Funds through omnibus accounts maintained by brokers, retirement plan accounts and other financial intermediaries. The Funds' and their service providers' access to information about individual shareholder transactions made through such omnibus arrangements is often unavailable or severely limited. As a result, the Funds cannot assure that its policies will be enforced with regard to those Fund shares held through such omnibus arrangements (which may represent a majority of Fund shares), and as a result frequent trading could adversely affect the Funds and their long-term shareholders as discussed above. In addition, if you own your Fund shares through an omnibus account maintained by a broker, retirement plan or other financial intermediary, it is possible that your financial intermediary's policies regarding frequent trading may differ from those of the Funds. Please contact your financial intermediary for more information.

The Funds may amend these policies and procedures in response to changing regulatory requirements or to enhance the effectiveness of the program.

REDEMPTION FEE

In an effort to discourage short-term trading and defray costs incurred by shareholders as a result of same, the Funds charge a 1% redemption fee on redemptions of Class C Shares if sold within one year of their purchase. In addition, the Burkenroad Fund charges a 1% redemption fee on redemptions of Class A Shares if sold within nine months of their purchase. The fee is deducted from the sales proceeds and cannot be paid separately, and any proceeds of the fee are credited to the assets of the Class C Shares of the appropriate Fund or Class A Shares of the Burkenroad Fund. The fee does not apply to shares purchased with reinvested dividends or distributions. The redemption fee is applicable to Class C Shares or Class A Shares purchased either directly or through a financial intermediary, such as a broker-dealer. Transactions through financial intermediaries typically are placed with the Funds on an omnibus basis and include both purchase and sale transactions placed on behalf of multiple investors. For this reason, the Funds have undertaken to notify financial intermediaries of their obligation to assess the redemption fee on customer accounts and to collect and remit the proceeds to the Funds. However, due to operations requirements, the intermediaries' methods for tracking and calculating the fee may be inadequate or differ in some respects from the Funds'.

The redemption fee may not apply to certain categories of redemptions, such as those that the Funds reasonably believe may not raise frequent trading or market timing concerns. These categories include, but are not limited to, the following: (i) participants in certain group retirement plans whose processing systems are incapable of properly applying the redemption fee to underlying shareholders; (ii) redemptions resulting from certain transfers upon the death of a shareholder; (iii) redemptions by certain pension plans as required by law or by regulatory authorities; (iv) systematic redemptions and (v) retirement loans and withdrawals. The Funds reserve the right to modify or eliminate the redemption fees or waivers at any time.


CUSTOMER IDENTIFICATION AND VERIFICATION

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.


What this means to you: When you open an account, the Funds will ask your name, address, date of birth, and other information that will allow the Funds to identify you. This information is subject to verification to ensure the identity of all persons opening a mutual fund account.


The Funds are required by law to reject your new account application if the required identifying information is not provided.

In certain instances, the Funds are required to collect documents to fulfill their legal obligation. Documents provided in connection with your application will be used solely to establish and verify a customer's identity.


Attempts to collect the missing information required on the application will be performed by either contacting you or, if applicable, your broker. If this information is unable to be obtained within a reasonable timeframe established in the sole discretion of the Funds, your application will be rejected.


Upon receipt of your application in proper form (or upon receipt of all identifying information required on the application), your investment will be accepted and your order will be processed at the net asset value per share next determined.


However, the Funds reserve the right to close or liquidate your account at the then-current day's price and remit proceeds to you via check if they are unable to verify your identity. Attempts to verify your identity will be performed within a reasonable timeframe established in the sole discretion of the Funds (generally, 3 business days). Further, the Funds reserve the right to hold your proceeds until your original check clears the bank, which may take up to 15 days from the date of purchase. In such an instance, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications.

ANTI-MONEY LAUNDERING PROGRAM

Customer identification and verification is part of the Funds' overall obligation to deter money laundering under federal law. The Funds have adopted an anti-money laundering compliance program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. In this regard, the Funds reserve the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Funds or in cases when the Funds are requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Funds are required to withhold such proceeds.

SHAREHOLDER SERVICING ARRANGEMENTS

Brokers, dealers, banks, trust companies and other financial representatives may receive compensation from the Funds or their service providers for providing a variety of services. This section briefly describes how the financial representatives may get paid.

For providing certain services to their clients, financial representatives may be paid a fee based on the assets of the Funds that are attributable to the financial representative. These services may include record keeping, transaction processing for shareholders' accounts and certain shareholder services not currently offered to shareholders that deal directly with the Funds. In addition, your financial representatives may charge you other account fees for buying or redeeming shares of a Fund or for servicing your account. Your financial representative should provide you with a schedule of its fees and services.

The Funds may pay all or part of the fees paid to financial representatives. Periodically, the Board reviews these arrangements to ensure that the fees paid are appropriate for the services performed. The Funds do not pay these service fees on shares purchased directly from the Funds. In addition, the Adviser and its affiliates may, at their own expense, pay financial representatives for these services.

The Adviser and its affiliates may, at their own expense, pay financial representatives for distribution and marketing services performed with respect to the Funds. The amount of these payments will generally vary. Additional compensation may also be paid to financial representatives who offer the Funds as part of a special preferred list or other promotional program. Financial representatives that receive these types of payments may have a conflict of interest in recommending or selling Fund shares rather than other mutual funds, particularly where such payments exceed those associated with other funds. You should contact your financial representative for more information regarding these payments.


DIVIDENDS AND DISTRIBUTIONS

Each Fund declares and distributes its net investment income as follows:

STRATEGIC INCOME BOND FUND            MONTHLY
VALUE FUND                            QUARTERLY
GROWTH FUND                           ANNUALLY
BURKENROAD FUND                       ANNUALLY

Each Fund makes distributions of its net realized capital gains, if any, at least annually. If you own Fund shares on a Fund's record date, you will be entitled to receive the distribution.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Fund, or your investment professional or institution, in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Fund receives your written notice. To cancel your election, simply send the Fund written notice.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE, AND LOCAL INCOME TAXES. Below is a summary of some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

Each Fund will distribute substantially all of its net investment income and its net realized capital gains, if any, at least annually. The dividends and distributions you receive may be subject to federal, state, and local taxation, depending upon your tax situation. Each Fund's net investment income and short-term capital gains are distributed as dividends and are taxable at ordinary income tax rates. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains, regardless of how long you have held your shares in a Fund. Distributions you receive from a Fund may be taxable whether or not you reinvest them.

Under the provisions of recently enacted tax legislation, some or all of the distributions from a mutual fund may be treated as "qualified dividend income," taxable to individuals at the maximum federal tax rate of 15% (5% for individuals in lower tax brackets). A distribution is treated as qualified dividend income to the extent that a Fund receives dividend income from taxable domestic corporations and certain qualified foreign corporations. The Funds will notify you as to how much of your distributions, if any, will qualify for the reduced tax rate.

Each sale or exchange of Fund shares may be a taxable event. For tax purposes, an exchange of a Fund's shares for shares of another Fund is the same as a sale. The gain or loss on the sale or exchange of Fund shares generally will be treated as short term capital gain or loss if you held the shares for 12 months or less or long term capital gain or loss, if you held the shares for longer.

The Strategic Income Bond Fund intends to distribute primarily ordinary income that will not qualify as qualified dividend income. A portion of this income may consist of interest earned on U.S. government obligations. Many states grant tax-free status to dividends paid from interest earned on direct obligations of the U.S. government, subject to certain restrictions.

MORE INFORMATION ABOUT TAXES IS IN THE STATEMENT OF ADDITIONAL INFORMATION.

FINANCIAL HIGHLIGHTS

The table that follows presents performance information about Trust Class Shares, Class A Shares and Class C Shares of the Strategic Income Bond Fund, Value Fund and Growth Fund and Class A Shares of the Burkenroad Fund. This information is intended to help you understand each Fund's financial performance for the past five years, or, if shorter, the period of the Fund's operations. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions. The information provided below for the period ended January 31, 2005 has been derived from the Funds' financial statements, which have been audited by KPMG LLP, independent registered public accountants whose report, along with the Funds' financial statements, are included in the Funds' annual reports. The information provided below for the periods ended January 31, 2004 and prior has been audited by other independent registered public accountants, whose reports along with the Funds' financial statements, are included in the Funds' annual reports. The reports of KPMG LLP and the reports of other independent registered public accountants for each such period along with each Fund's financial statements and related notes, appear in the annual report that accompanies our Statement of Additional Information. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-738-2625, extension 77966.

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
FOR THE PERIODS ENDED JANUARY 31,

                                                                Net
                                      Net                     Realized                   Dividends   Distributions
                                     Asset         Net          and           Total        from          from         Total
                                     Value,    Investment    Unrealized       from          Net           Net       Dividends
                                   Beginning     Income    Gains (Losses)  Investment   Investment     Realized        and
                                   of Period     (Loss)    on Investments  Operations     Income         Gains    Distributions
-------------------------------------------------------------------------------------------------------------------------------
STRATEGIC INCOME BOND FUND (1)
TRUST CLASS SHARES
2005++                              $ 15.86      $  0.51      $ (0.23)      $  0.28      $ (0.52)      $ (0.10)      $ (0.62)
2004++                                15.98         0.60        (0.11)         0.49        (0.61)           --         (0.61)
2003                                  15.56         0.75         0.43          1.18        (0.75)        (0.01)        (0.76)
2002                                  15.64         0.84         0.16          1.00        (0.84)        (0.24)        (1.08)
2001                                  15.00         0.61         0.65          1.26        (0.61)        (0.01)        (0.62)
CLASS A SHARES
2005++                              $ 15.84      $  0.47      $ (0.23)      $  0.24      $ (0.48)      $ (0.10)      $ (0.58)
2004++                                15.96         0.56        (0.11)         0.45        (0.57)           --         (0.57)
2003                                  15.55         0.71         0.42          1.13        (0.71)        (0.01)        (0.72)
2002                                  15.64         0.80         0.16          0.96        (0.81)        (0.24)        (1.05)
2001                                  15.00         0.57         0.67          1.24        (0.59)        (0.01)        (0.60)
CLASS C SHARES
2005++                              $ 15.88      $  0.36      $ (0.24)      $  0.12      $ (0.36)      $ (0.10)      $ (0.46)
2004++                                16.00         0.45        (0.12)         0.33        (0.45)           --         (0.45)
2003                                  15.58         0.52         0.52          1.04        (0.61)        (0.01)        (0.62)
2002                                  15.63         0.73         0.15          0.88        (0.69)        (0.24)        (0.93)
2001                                  15.00         0.54         0.62          1.16        (0.52)        (0.01)        (0.53)



                                                                                         Ratio of      Ratio of
                                     Net                       Net                          Net        Expenses
                                    Asset                     Assets,       Ratio of    Investment    to Average
                                    Value,                      End         Expenses   Income (Loss)  Net Assets      Portfolio
                                    End of         Total     of Period     to Average    to Average   (Excluding       Turnover
                                    Period        Return+      (000)       Net Assets    Net Assets     Waivers)         Rate
-------------------------------------------------------------------------------------------------------------------------------
STRATEGIC INCOME BOND FUND (1)
TRUST CLASS SHARES
2005++                             $ 15.52         1.83%      $67,849         0.75%         3.28%         0.93%           45%
2004++                               15.86         3.14        53,621         0.75          3.76          0.93            23
2003                                 15.98         7.76        48,400         0.75          4.77          0.91            33
2002                                 15.56         6.59        46,195         0.75          5.37          0.88            70
2001                                 15.64         8.56        42,451         0.75          6.07          0.94            37
CLASS A SHARES
2005++                             $ 15.50         1.58%      $ 8,028         1.00%         3.03%         1.18%           45%
2004++                               15.84         2.89         5,824         1.00          3.50          1.18            23
2003                                 15.96         7.46         4,643         1.00          4.34          1.16            33
2002                                 15.55         6.34           504         1.00          5.00          1.13            70
2001                                 15.64         8.38            72         1.00          5.73          1.19            37
CLASS C SHARES
2005++                             $ 15.54         0.80%      $   120         1.75%         2.28%         1.93%           45%
2004++                               15.88         2.12           112         1.75          2.79          1.93            23
2003                                 16.00         6.77            39         1.75          3.62          1.91            33
2002                                 15.58         5.76             1         1.75          4.70          1.88            70
2001                                 15.63         7.92             1         1.75          5.29          2.12            37

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
FOR THE PERIODS ENDED JANUARY 31,

                                                                Net
                                      Net                     Realized                   Dividends   Distributions
                                     Asset         Net          and           Total        from          from         Total
                                     Value,    Investment    Unrealized       from          Net           Net       Dividends
                                   Beginning     Income    Gains (Losses)  Investment   Investment     Realized        and
                                   of Period     (Loss)    on Investments  Operations     Income         Gains    Distributions
--------------------------------------------------------------------------------------------------------------------------------
VALUE FUND (1)
TRUST CLASS SHARES
2005++                              $ 19.20      $  0.14      $  3.81       $  3.95      $ (0.15)      $ (0.49)      $ (0.64)
2004++                                14.60         0.16         4.60          4.76        (0.16)           --         (0.16)
2003                                  16.31         0.13        (1.71)        (1.58)       (0.13)           --         (0.13)
2002                                  16.50         0.12        (0.20)        (0.08)       (0.11)           --         (0.11)
2001++                                15.00         0.03         1.50          1.53        (0.03)           --         (0.03)
CLASS A SHARES
2005++                              $ 19.16      $  0.09      $  3.80       $  3.89      $ (0.10)      $ (0.49)      $ (0.59)
2004++                                14.58         0.12         4.58          4.70        (0.12)           --         (0.12)
2003                                  16.29         0.10        (1.71)        (1.61)       (0.10)           --         (0.10)
2002                                  16.47         0.10        (0.20)        (0.10)       (0.08)           --         (0.08)
2001++                                15.00        (0.01)        1.50          1.49        (0.02)           --         (0.02)
CLASS C SHARES
2005++                              $ 19.00      $ (0.06)     $  3.75       $  3.69      $ (0.02)      $ (0.49)      $ (0.51)
2004++                                14.48        (0.01)        4.56          4.55        (0.03)           --         (0.03)
2003                                  16.21         0.08        (1.80)        (1.72)       (0.01)           --         (0.01)
2002                                  16.42        (0.02)       (0.19)        (0.21)          --            --            --
2001++                                15.00        (0.07)        1.49          1.42           --            --            --
GROWTH FUND (2)
TRUST CLASS SHARES
2005++                              $ 14.74      $ (0.05)     $  1.83       $  1.78      $    --       $    --       $    --
2004++                                10.71        (0.09)        4.12          4.03           --            --            --
2003++                                13.31        (0.08)       (2.52)        (2.60)          --            --            --
2002                                  15.00        (0.04)       (1.65)        (1.69)          --            --            --
2001                                  15.00           --           --            --           --            --            --
CLASS A SHARES
2005++                              $ 14.66      $ (0.09)     $  1.81       $  1.72      $    --       $    --       $    --
2004++                                10.67        (0.13)        4.12          3.99           --            --            --
2003++                                13.31        (0.11)       (2.53)        (2.64)          --            --            --
2002                                  15.00        (0.01)       (1.68)        (1.69)          --            --            --
2001                                  15.00           --           --            --           --            --            --
CLASS C SHARES
2005++                              $ 14.34      $ (0.19)     $  1.76       $  1.57      $    --       $    --       $    --
2004++                                10.52        (0.22)        4.04          3.82           --            --            --
2003++                                13.20        (0.19)       (2.49)        (2.68)          --            --            --
2002                                  15.00        (0.17)       (1.63)        (1.80)          --            --            --
2001                                  15.00           --           --            --           --            --            --



                                                                                        Ratio of      Ratio of
                                    Net                       Net                          Net        Expenses
                                   Asset                     Assets,       Ratio of    Investment    to Average
                                   Value,                      End         Expenses   Income (Loss)  Net Assets      Portfolio
                                   End of         Total     of Period     to Average    to Average   (Excluding       Turnover
                                   Period        Return+      (000)       Net Assets    Net Assets     Waivers)         Rate
------------------------------------------------------------------------------------------------------------------------------
VALUE FUND (1)
TRUST CLASS SHARES
2005++                            $ 22.51        20.64%      $58,016         1.10%         0.70%         1.11%           65%
2004++                              19.20        32.73        49,609         1.07          0.96          1.13            79
2003                                14.60        (9.72)       34,109         1.00          0.82          1.10            71
2002                                16.31        (0.37)       35,883         1.00          0.77          1.07            81
2001++                              16.50        10.11        30,359         1.00          0.25          1.19            54
CLASS A SHARES
2005++                            $ 22.46        20.36%      $19,557         1.35%         0.46%         1.36%           65%
2004++                              19.16        32.34         9,356         1.32          0.70          1.38            79
2003                                14.58        (9.90)        3,967         1.25          0.60          1.35            71
2002                                16.29        (0.60)          307         1.25          0.55          1.32            81
2001++                              16.47         9.90            84         1.25         (0.16)         1.43            54
CLASS C SHARES
2005++                            $ 22.18        19.42%      $   535         2.10%        (0.31)%        2.11%           65%
2004++                              19.00        31.45           178         2.07         (0.08)         2.13            79
2003                                14.48       (10.62)           43         2.00         (0.10)         2.10            71
2002                                16.21        (1.21)            1         2.00         (0.08)         2.07            81
2001++                              16.42         9.40             1         2.00         (0.67)         2.18            54
GROWTH FUND (2)
TRUST CLASS SHARES
2005++                            $ 16.52        12.08%      $37,052         1.10%        (0.33)%        1.15%           64%
2004++                              14.74        37.63        32,387         1.10         (0.74)         1.18            73
2003++                              10.71       (19.53)       21,508         1.05         (0.69)         1.18            79
2002                                13.31       (11.24)       15,605         1.00         (0.53)         1.17            73
2001                                15.00           --         4,000            *             *             *            --
CLASS A SHARES
2005++                            $ 16.38        11.73%      $14,234         1.35%        (0.57)%        1.40%           64%
2004++                              14.66        37.39         6,350         1.35         (0.99)         1.43            73
2003++                              10.67       (19.71)        2,245         1.30         (0.96)         1.43            79
2002                                13.31       (11.40)          135         1.25         (0.84)         1.42            73
2001                                15.00           --             1            *             *             *            --
CLASS C SHARES
2005++                            $ 15.91        10.95%      $   399         2.10%        (1.29)%        2.15%           64%
2004++                              14.34        36.31           135         2.10         (1.74)         2.18            73
2003++                              10.52       (20.30)           66         2.05         (1.73)         2.18            79
2002                                13.20       (12.00)            1         2.00         (1.58)         2.17            73
2001                                15.00           --             1            *             *             *            --

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
FOR THE PERIODS ENDED JANUARY 31,

                                                      Net
                            Net                     Realized                   Dividends   Distributions                   Net
                           Asset         Net          and           Total        from          from         Total         Asset
                           Value,    Investment    Unrealized       from          Net           Net       Dividends       Value,
                         Beginning     Income    Gains (Losses)  Investment   Investment     Realized        and          End of
                         of Period     (Loss)    on Investments  Operations     Income         Gains    Distributions     Period
----------------------------------------------------------------------------------------------------------------------------------
BURKENROAD FUND (3)
CLASS A SHARES
2005++                    $ 20.70      $ (0.08)     $  4.35       $  4.27      $    --           $--       $    --       $ 24.97
2004++                      14.19        (0.04)        6.55          6.51           --            --            --         20.70
2003                        15.05        (0.02)       (0.74)        (0.76)          --         (0.10)        (0.10)        14.19
2002                        15.00        (0.01)        0.06          0.05           --            --            --         15.05

                                                                Ratio of      Ratio of
                                      Net                          Net        Expenses
                                     Assets,       Ratio of    Investment    to Average
                                       End         Expenses   Income (Loss)  Net Assets      Portfolio
                          Total     of Period     to Average    to Average   (Excluding       Turnover
                         Return+      (000)       Net Assets    Net Assets     Waivers)         Rate
------------------------------------------------------------------------------------------------------
BURKENROAD FUND (3)
CLASS A SHARES
2005++                   20.63%      $ 5,544         1.40%        (0.37)%        2.14%           17%
2004++                   45.88%        2,153         1.40         (0.23)         2.90            21
2003                     (5.07)        1,064         1.40         (0.22)         3.44            28
2002                      0.33           521         1.40         (0.89)         2.64             8

* This shareholder data is not being disclosed because the data is not believed to be meaningful due to the short operational history.

+ Total return is for the period indicated and has not been annualized. Total return excludes applicable sales charge.

++    Per share data is calculated using average shares method.

(1) Fund commenced operations on May 31, 2000. All ratios for the period have been annualized.

(2)   Fund commenced operations on January 31, 2001.

(3)   Fund commenced operations on December 31, 2001.

Amounts designated as "--" are either $0 are have been rounded to $0.

                                     NOTES

                                     NOTES

                                HANCOCK HORIZON
                                FAMILY OF FUNDS

                               INVESTMENT ADVISER

                                Horizon Advisers
                          One Hancock Plaza, 3rd Floor
                                 P.O. Box 4019
                          Gulfport, Mississippi 39502

                                  DISTRIBUTOR

                        SEI Investments Distribution Co.
                            One Freedom Valley Drive
                            Oaks, Pennsylvania 19456

                                 LEGAL COUNSEL

                          Morgan, Lewis & Bockius LLP

    More information about each Fund is available without charge through the following:


                   STATEMENT OF ADDITIONAL INFORMATION (SAI)

    The SAI includes detailed information about the Hancock Horizon Family of Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

                         ANNUAL AND SEMI-ANNUAL REPORTS

        These reports contain information from the Fund's managers about strategies, and recent market conditions and trends and their impact on
      Fund performance. The reports also contain more information about the Funds' holdings and detailed financial information about the Funds.

                TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT,
                              OR MORE INFORMATION:

               BY TELEPHONE: Call 1-800-738-2625, extension 77966

                              BY MAIL: Write to us
                             Hancock Horizon Funds
                        2600 Citiplace Drive, Suite 200
                             Baton Rouge, LA 70808

                    BY INTERNET: WWW.HANCOCKHORIZONFUNDS.COM

     FROM THE SEC: You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about The Advisors' Inner Circle
              Fund II, from the EDGAR Database on the SEC's website ("HTTP://WWW.SEC.GOV"). You may review and copy documents at the SEC
    Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section,
      Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: PUBLICINFO@SEC.GOV. The Advisors' Inner Circle Fund II's
             Investment Company Act registration number is 811-7102.

                                   PROSPECTUS

                                [GRAPHIC OMITTED]

                         HANCOCK HORIZON FAMILY OF FUNDS


                                  MAY 31, 2005


                     Treasury Securities Money Market Fund

                               TRUST CLASS SHARES

                                   ADVISED BY
                                Horizon Advisers
                  (an unincorporated division of Hancock Bank)

     The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.


                       The Advisors' Inner Circle Fund II

      WALL STREET SAVVY,
          MAIN STREET TOUCH.

                                     [LOGO]
                              HANCOCK HORIZON FUNDS

                    FOR MORE INFORMATION CALL 1.800.259.1926
                           WWW.HANCOCKHORIZONFUNDS.COM

ABOUT THIS PROSPECTUS

The Hancock Horizon Family of Funds is a mutual fund family that offers different classes of shares in separate investment portfolios that have individual investment goals and strategies. This prospectus gives you important information about the Trust Class Shares of the Treasury Securities Money Market Fund (Fund) that you should know before investing. Please read this prospectus and keep it for future reference.

THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. FOR MORE DETAILED INFORMATION ABOUT THE FUND, PLEASE SEE:


                                                                            Page

INVESTMENT STRATEGY, PRINCIPAL RISKS OF
INVESTING AND PERFORMANCE INFORMATION                                          1

FUND FEES AND EXPENSES                                                         2

MORE INFORMATION ABOUT RISK                                                    3

MORE INFORMATION ABOUT FUND INVESTMENTS                                        3

INFORMATION ABOUT PORTFOLIO HOLDINGS                                           3

INVESTMENT ADVISER                                                             3

PORTFOLIO MANAGER                                                              4

PURCHASING, SELLING AND EXCHANGING FUND SHARES                                 4

OTHER POLICIES                                                                 6

DIVIDENDS AND DISTRIBUTIONS                                                    7

TAXES                                                                          7

FINANCIAL HIGHLIGHTS                                                           8

HOW TO OBTAIN MORE INFORMATION ABOUT
THE HANCOCK HORIZON FAMILY OF FUNDS                                   Back Cover

TREASURY SECURITIES MONEY MARKET FUND

FUND SUMMARY

INVESTMENT GOAL Preserve principal value and maintain a high degree of liquidity while providing current income

--------------------------------------------------------------------------------

INVESTMENT FOCUS Money market instruments issued by the U.S. Treasury

--------------------------------------------------------------------------------

SHARE PRICE VOLATILITY As a money market fund, the Fund seeks to maintain a stable share price of $1.00

--------------------------------------------------------------------------------

PRINCIPAL INVESTMENT STRATEGY Invest exclusively in short-term obligations of the U.S. Treasury and repurchase agreements involving such obligations

--------------------------------------------------------------------------------

INVESTOR PROFILE Conservative investors who want to receive current income through a liquid investment

--------------------------------------------------------------------------------

INVESTMENT STRATEGY OF THE TREASURY SECURITIES MONEY MARKET FUND

The Fund invests exclusively in short-term money market instruments issued by the U.S. Treasury and backed by its full faith and credit, and repurchase agreements involving such obligations. The Fund will maintain an average dollar weighted maturity of 90 days or less, and will only acquire securities that have a remaining maturity of 397 days or less. The Adviser actively manages the maturity of the Fund based on current market interest rates and its outlook on the various economic factors which influence the market for short-term fixed income instruments and future interest rate predictions.

PRINCIPAL RISKS OF INVESTING IN THE TREASURY SECURITIES MONEY MARKET FUND

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates. A FUND SHARE IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY. In addition, although a money market fund seeks to keep a constant price per share of $1.00, you may lose money by investing in the Fund.

Although the Fund's U.S. Treasury securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.


PERFORMANCE INFORMATION

The following bar chart and performance table illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN PERFORMANCE OF THE FUND'S TRUST CLASS SHARES FROM YEAR TO YEAR.*

 [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

2001             3.36%
2002             1.11%
2003             0.50%
2004             0.72%

                BEST QUARTER                   WORST QUARTER
                    1.22%                          0.10%
                 (03/31/01)                     (12/31/03)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S PERFORMANCE FROM 1/1/05 TO 3/31/05 WAS 0.43%.

Call 1-800-738-2625, extension 77966, for the Fund's current 7-day yield.

AVERAGE ANNUAL TOTAL RETURNS

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2004 TO THOSE OF THE IMONEYNET, INC. U.S. TREASURY & REPO AVERAGE.

TREASURY SECURITIES MONEY MARKET                                 SINCE INCEPTION
FUND - TRUST CLASS SHARES                         1 YEAR         (MAY 31, 2000)
--------------------------------------------------------------------------------
FUND RETURNS                                       0.72%               2.00%
IMONEYNET, INC. U.S. TREASURY
& REPO AVERAGE                                     0.62%               1.93%

--------------------------------------------------------------------------------

      SIMPLY SPEAKING...

      WHAT IS AN AVERAGE?

      AN AVERAGE IS A COMPOSITE OF MUTUAL FUNDS WITH SIMILAR INVESTMENT GOALS. YOU CANNOT INVEST DIRECTLY IN AN AVERAGE. THE IMONEYNET, INC. U.S.
      TREASURY & REPO AVERAGE IS A COMPOSITE OF MUTUAL FUNDS WITH INVESTMENT GOALS SIMILAR TO THE FUND. IMONEYNET, INC., FORMERLY IBC FINANCIAL DATA, IS THE LEADING PROVIDER OF INFORMATION ON MONEY MARKET MUTUAL FUNDS. THE NUMBER OF FUNDS IN THE AVERAGE VARIES.

--------------------------------------------------------------------------------


FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

                                                              TRUST CLASS SHARES
--------------------------------------------------------------------------------
Investment Advisory Fees                                            0.40%
Distribution and Service (12b-1) Fees                               None
Other Expenses                                                      0.24%
                                                                   -----
Total Annual Fund Operating Expenses                                0.64%*
Fee Waivers and Expense Reimbursements                             (0.06%)
                                                                   -----
Net Expenses                                                        0.58%


* THE FUND'S ADVISER HAS CONTRACTUALLY AGREED TO WAIVE FEES AND TO REIMBURSE EXPENSES IN ORDER TO KEEP THE FUND'S ACTUAL TOTAL ANNUAL OPERATING EXPENSES FROM EXCEEDING THE NET EXPENSES SHOWN ABOVE FOR A PERIOD OF ONE YEAR FROM THE DATE OF THIS PROSPECTUS.

For more information about these fees, see "Investment Adviser."

--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of those periods.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


          1 YEAR          3 YEARS          5 YEARS          10 YEARS
           $59             $199              $351             $793

MORE INFORMATION ABOUT RISK

The Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

The Fund has its own investment goal and strategies for reaching that goal. The investment managers invest Fund assets in a way that they believe will help the Fund achieve its goal. Still, investing in the Fund involves risk and there is no guarantee that the Fund will achieve its goal. An investment manager's judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job an investment manager does, you could lose money on your investment in the Fund, just as you could with other investments. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY.

FIXED INCOME RISK -- The market values of fixed income investments change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates.

MORE INFORMATION ABOUT FUND INVESTMENTS


This prospectus describes the Fund's principal investments and strategies, and the Fund will normally invest in the types of securities described in this prospectus. However, in addition to the investments and strategies described in this prospectus, the Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in more detail in the Fund's Statement of Additional Information (for information on how to obtain the Fund's Statement of Additional Information see the back cover of this prospectus). Of course, we cannot guarantee that the Fund will achieve its investment goal.

INFORMATION ABOUT PORTFOLIO HOLDINGS

A description of the Fund's policy and procedures with respect to the circumstances under which the Fund discloses its portfolio securities is available in the Statement of Additional Information. Certain portfolio holdings information for the Fund is available on the Fund's website - WWW.HANCOCKHORIZONFUNDS.COM - by clicking the link for the Fund on the home page. By following this link, you can obtain a list of the Fund's top 10 portfolio holdings as of the end of the most recently completed calendar month. The portfolio holdings information available on the Fund's website includes a top 10 list of the securities owned by the Fund, but does not include the percentage of the Fund's overall portfolio represented by a particular security. The portfolio holdings information on the Fund's website is generally made available 10 business days following the close of the most recently completed calendar month and will remain available until the information is updated following the close of the next calendar month.


INVESTMENT ADVISER

Horizon Advisers (Adviser), an unincorporated division of Hancock Bank, serves as the investment adviser to the Fund. The Adviser makes investment decisions for the Fund and continuously reviews, supervises and administers the Fund's investment program. The Board of Trustees of the Fund supervises the Adviser and establishes policies that the Adviser must follow in its management activities.


Hancock Bank is headquartered in Gulfport, Mississippi and has provided banking, trust and financial services to individuals and businesses since 1899. As of January 31, 2005, the Adviser managed approximately $620 million in assets while the Adviser and Hancock Bank managed approximately $1.7 billion in assets. The Adviser is entitled to receive an annual fee of 0.40% of the Fund's average daily net assets for its investment advisory services, but may receive less due to its waivers. For the fiscal year ended January 31, 2005, the Adviser received advisory fees (after waivers) for the Fund as a percentage of average daily net assets of 0.34%.

ADDITIONAL COMPENSATION

Hancock Bank and its affiliates may act as fiduciary or provide services in various non-fiduciary capacities with respect to plans subject to the Employee Retirement Income Security Act of 1974 (ERISA) and other trust and agency accounts that invest in the Fund. Hancock Bank and its affiliates also may receive compensation for providing services to the Fund in cases where the compensation is not duplicative of the compensation those ERISA accounts pay for fiduciary and non-fiduciary services. Hancock Bank and its affiliates also may receive compensation in connection with the following:

CUSTODY SERVICES. Hancock Bank serves as custodian to the Fund, and for such services is paid an annual fee payable from the Fund's assets of 0.03% of the Fund's average daily net assets.


TRANSFER AGENCY SERVICES. Hancock Bank provides transfer agency services to the Fund. For providing these services, Hancock Bank is paid an annual fee payable from the Fund's assets of $19,286 per class of the Fund.


PORTFOLIO MANAGER


Jeffrey Tanguis serves as Director of Fixed Income of the Adviser and is responsible for managing the Fund. He is also responsible for the management of the Strategic Income Bond Fund, which is offered in a separate prospectus. He has more than 18 years of investment experience. Prior to joining Hancock Bank in 2005, Mr. Tanguis served as a Senior Fixed Income Manager at Hibernia National Bank from 1987 to 2005.


PURCHASING, SELLING AND EXCHANGING FUND SHARES

This section tells you how to purchase, sell (sometimes called "redeem") and exchange Trust Class Shares of the Fund. The Fund offers Trust Class Shares only to investment professionals and financial institutions for their own or their customers' accounts.

The Fund does not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in the Fund subject to the satisfaction of enhanced due diligence. Please contact the Adviser for more information.

GENERAL INFORMATION

You may purchase shares on any day that the New York Stock Exchange (NYSE), Hancock Bank and the Federal Reserve are open for business (a Business Day).


The price per share (the  offering  price) will be the net asset value per share
(NAV) next determined after the Fund receives your purchase order in proper form. "Proper form" means that the Fund was provided a complete and signed account application, including the investor's social security number, tax identification number, and other identification required by law or regulation.

The Fund calculates its NAV once each Business Day as of 12:00 p.m., Eastern Time. So, for you to be eligible to receive dividends declared on the day you submit your purchase order, the Fund must receive your order and federal funds (readily available funds) in proper form before 12:00 p.m., Eastern Time. If the NYSE closes early - such as on days in advance of certain holidays - the Fund reserves the right to calculate NAV as of the earlier closing time. The Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.

BUYING OR SELLING SHARES THROUGH A FINANCIAL INTERMEDIARY

In addition to being able to buy and sell Fund shares directly from the Fund through its transfer agent, you may also buy or sell shares of the Fund through accounts with brokers and other institutions that are authorized to place trades in Fund shares for their customers ("authorized institutions"). When you purchase or sell Fund shares through certain authorized institutions (rather than directly from the Fund), you may have to transmit your purchase and sale requests to these authorized institutions at an earlier time for your transaction to become effective that day. This allows these authorized institutions time to process your requests and transmit them to the Fund. Your authorized institution is responsible for transmitting all purchase and redemption requests, investment information, documentation and money to the Fund on time.

Certain financial intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase and redemption requests for Fund shares. These requests are executed at the NAV next determined after the intermediary receives the request if transmitted to the Fund in accordance with the Fund's procedures and applicable law. These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis. If your financial intermediary fails to do so, it may be responsible for any resulting fees or losses.

If you deal directly with a financial intermediary or an authorized institution, you will have to follow their procedures for transacting with the Fund. For more information about how to purchase or sell Fund shares through a financial intermediary or an authorized institution, you should contact them directly. Investors may be charged a fee for purchase and/or redemption transactions effectuated through certain financial intermediaries and authorized institutions.

HOW THE FUND CALCULATES NAV

NAV for one Fund share is the value of that share's portion of the net assets of the Fund.

The Fund generally calculates its NAV using the amortized cost method of valuation, which is described in detail in the Statement of Additional Information. If it is determined that this method is unreliable during certain market conditions or for other reasons, fair value prices for the Fund's securities may be determined in good faith using procedures approved by the Board of Trustees.


HOW TO SELL YOUR FUND SHARES

If you own your shares through an account with an investment professional or other institution, contact that investment professional or institution to sell your shares. Your investment professional or institution may charge a fee for its services, in addition to the fees charged by the Fund.

The sale price of each share will be the NAV next determined after the Fund receives your request.

RECEIVING YOUR MONEY


Normally, the Fund will send your sale proceeds within seven Business Days after the Fund receives your request. Your proceeds can be wired to your bank account or sent to you by check. IF YOU RECENTLY PURCHASED YOUR SHARES BY CHECK OR THROUGH AUTOMATED CLEARING HOUSE (ACH), REDEMPTION PROCEEDS MAY NOT BE AVAILABLE UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 DAYS FROM YOUR DATE OF PURCHASE).

REDEMPTIONS IN KIND

The Fund generally pays sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise and for the protection of the Fund's remaining shareholders the Fund might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption. In addition, you will continue to be subject to the risks of any market fluctuation in the value of the securities you receive in kind until you sell them.


SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Fund may suspend your right to sell your shares during times when trading on the NYSE is restricted or halted, or as otherwise permitted by the Securities and Exchange Commission (SEC). More information about this is in the Fund's Statement of Additional Information.

HOW TO EXCHANGE YOUR SHARES

You may exchange Trust Class Shares of any Hancock Horizon Fund for Trust Class Shares of any other Hancock Horizon Fund. You may exchange shares on any Business Day through your financial institution by mail or telephone. Exchange requests must be for an amount of at least $1,000.

IF YOU RECENTLY PURCHASED SHARES BY CHECK OR THROUGH ACH, YOU MAY NOT BE ABLE TO EXCHANGE YOUR SHARES UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 DAYS FROM YOUR DATE OF PURCHASE). This exchange privilege may be changed or canceled at any time upon 30 days' notice.

When you exchange shares, you are really selling your shares and buying other Fund shares. So, your sale price and purchase price will be based on the NAV next calculated after the Fund receives your exchange request.


OTHER POLICIES

MARKET TIMING POLICIES AND PROCEDURES

The Fund is a money market fund and seeks to provide a high degree of liquidity, current income and a stable net asset value of $1.00 per share. The Fund is designed to serve as a short-term cash equivalent investment for shareholders and, therefore, expects shareholders to engage in frequent purchases and redemptions. Because of the inherently liquid nature of the Fund's investments, and money market instruments in general, and the Fund's intended purpose to serve as a short-term investment vehicle for shareholders, the Fund's Adviser has informed the Board of Trustees that it believes that it would not be in shareholders' best interests to place any limitations on the frequency of shareholder purchases and redemptions into and out of the Fund. As a result, the Board has not adopted a Fund policy and procedures with respect to frequent purchases and redemptions.


CUSTOMER IDENTIFICATION AND VERIFICATION

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.


What this means to you: When you open an account, the Fund will ask your name, address, date of birth, and other information that will allow the Fund to identify you. This information is subject to verification to ensure the identity of all persons opening a mutual fund account.


The Fund is required by law to reject your new account application if the required identifying information is not provided.

In certain instances, the Fund is required to collect documents to fulfill its legal obligation. Documents provided in connection with your application will be used solely to establish and verify a customer's identity.


Attempts to collect the missing information required on the application will be performed by either contacting you or, if applicable, your broker. If this information is unable to be obtained within a reasonable timeframe established in the sole discretion of the Fund, your application will be rejected.


Upon receipt of your application in proper form (or upon receipt of all identifying information required on the application), your investment will be accepted and your order will be processed at the net asset value per share next determined.


However, the Fund reserves the right to close or liquidate your account at the then-current day's price and remit proceeds to you via check if it is unable to verify your identity. Attempts to verify your identity will be performed within a reasonable timeframe established in the sole discretion of the Fund (generally, 3 business days). Further, the Fund reserves the right to hold your proceeds until your original check clears the bank, which may take up to 15 days from the date of purchase. In such an instance, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications.

ANTI-MONEY LAUNDERING PROGRAM

Customer identification and verification is part of the Fund's overall obligation to deter money laundering under federal law. The Fund has adopted an anti-money laundering compliance program designed to prevent the Fund from being used for money laundering or the financing of terrorist activities. In this regard, the Fund reserves the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Fund or in cases when the Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

SHAREHOLDER SERVICING ARRANGEMENTS

Brokers, dealers, banks, trust companies and other financial representatives may receive compensation from the Fund or its service providers for providing a variety of services. This section briefly describes how the financial representatives may get paid.

For providing certain services to their clients, financial representatives may be paid a fee based on the assets of the Fund that are attributable to the financial representative. These services may include record keeping, transaction processing for shareholders' accounts and certain shareholder services not currently offered to shareholders that deal directly with the Fund. In addition, your financial representatives may charge you other account fees for buying or redeeming shares of the Fund or for servicing your account. Your financial representative should provide you with a schedule of its fees and services.

The Fund may pay all or part of the fees paid to financial representatives. Periodically, the Board reviews these arrangements to ensure that the fees paid are appropriate for the services performed. The Fund does not pay these service fees on shares purchased directly from the Fund. In addition, the Adviser and its affiliates may, at their own expense, pay financial representatives for these services.

The Adviser and its affiliates may, at their own expense, pay financial representatives for distribution and marketing services performed with respect to the Fund. The amount of these payments will generally vary. Additional compensation may also be paid to financial representatives who offer the Fund as part of a special preferred list or other promotional program. Financial representatives that receive these types of payments may have a conflict of interest in recommending or selling Fund shares rather than other mutual funds, particularly where such payments exceed those associated with other funds. You should contact your financial representative for more information regarding these payments.


DIVIDENDS AND DISTRIBUTIONS

The Fund declares dividends daily and distributes its net investment income monthly. The Fund makes distributions of its net realized capital gains, if any, at least annually. If you own Fund shares on the Fund's record date, you will be entitled to receive the distribution.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify your investment professional or institution in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Fund receives your written notice. To cancel your election, simply send your investment professional or institution written notice.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE, AND LOCAL INCOME TAXES. Below is a summary of some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.

The Fund will distribute substantially all of its net investment income and its net realized capital gains, if any, at least annually. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. The Fund's net investment income and short-term capital gains are distributed as dividends and are taxable at ordinary income tax rates. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains, regardless of how long you have held your shares in the Fund. Because the Fund expects to maintain a $1.00 net asset value per share, you should not expect to receive any gain or loss on the sale of your Fund shares. Distributions you receive from the Fund may be taxable whether or not you reinvest them.

Under the provisions of recently enacted tax legislation, some or all of the distributions from a mutual fund may be treated as "qualified dividend income," taxable to individuals at the maximum federal tax rate of 15% (5% for individuals in lower tax brackets). A distribution is treated as qualified dividend income to the extent that the Fund receives dividend income from taxable domestic corporations and certain qualified foreign corporations.
Because the Fund does not expect to receive dividend income, you should not expect to receive any distributions that qualify as qualified dividend income.

Each sale or exchange of Fund shares may be a taxable event. For tax purposes, an exchange of Fund shares for shares of another Fund is the same as a sale. The gain or loss on the sale or exchange of Fund shares generally will be treated as short term capital gain or loss if you held the shares for 12 months or less or long term capital gain or loss, if you held the shares for longer.

The Fund intends to distribute primarily ordinary income. A significant amount of this income may consist of interest earned on U.S. government obligations. Many states grant tax-free status to dividends paid from interest earned on direct obligations of the U.S. government, subject to certain restrictions.

MORE INFORMATION ABOUT TAXES IS IN THE STATEMENT OF ADDITIONAL INFORMATION.

FINANCIAL HIGHLIGHTS

The table that follows presents performance information about the Trust Class Shares of the Fund. This information is intended to help you understand the Fund's financial performance for the past five years, or, if shorter, the period of the Fund's operations. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund, assuming you reinvested all of your dividends and distributions. The information provided below for the period ended January 31, 2005 has been derived from the Fund's financial statements, which have been audited by KPMG LLP, independent registered public accountants whose report, along with the Fund's financial statements, are included in the Fund's annual reports. The information provided below for the periods ended January 31, 2004 and prior has been audited by other independent registered public accountants, whose reports along with the Fund's financial statements, are included in the Fund's annual reports. The reports of KPMG LLP and the reports of other independent registered public accountants for each such period along with the Fund's financial statements and related notes, appear in the annual report that accompanies our Statement of Additional Information. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-738-2625, extension 77966.

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
FOR THE PERIODS ENDED JANUARY 31,

                                                                         Net
                                               Net                     Realized                   Dividends   Distributions
                                              Asset                      and           Total        from          from
                                              Value,        Net       Unrealized       from          Net           Net
                                            Beginning   Investment  Gains (Losses)  Investment   Investment     Realized
                                            of Period     Income    on Investments  Operations     Income         Gains
---------------------------------------------------------------------------------------------------------------------------
TREASURY SECURITIES MONEY MARKET FUND (1)
TRUST CLASS SHARES
2005++                                       $  1.00      $  0.01      $    --       $  0.01      $ (0.01)      $    --
2004++                                          1.00           --*          --            --*          --*           --
2003                                            1.00         0.01           --          0.01        (0.01)           --
2002                                            1.00         0.03           --          0.03        (0.03)           --
2001                                            1.00         0.04           --          0.04        (0.04)           --

                                                                                                                   Ratio of
                                                               Net                        Net                         Net
                                                Total         Asset                     Assets,       Ratio of    Investment
                                              Dividends       Value,                      End         Expenses       Income
                                                 and          End of         Total     of Period     to Average    to Average
                                            Distributions     Period        Return+      (000)       Net Assets    Net Assets
-----------------------------------------------------------------------------------------------------------------------------
TREASURY SECURITIES MONEY MARKET FUND (1)
TRUST CLASS SHARES
2005++                                         $ (0.01)      $  1.00         0.82%      $165,510        0.58%         0.85%
2004++                                              --*         1.00         0.47         79,867        0.58          0.48
2003                                             (0.01)         1.00         1.06         95,974        0.58          1.07
2002                                             (0.03)         1.00         3.00        135,514        0.58          3.07
2001                                             (0.04)         1.00         3.96        172,112        0.58          5.80

                                             Ratio of
                                             Expenses
                                            to Average
                                            Net Assets       Portfolio
                                            (Excluding       Turnover
                                              Waivers)         Rate
----------------------------------------------------------------------
TREASURY SECURITIES MONEY MARKET FUND (1)
TRUST CLASS SHARES
2005++                                          0.64%           n/a
2004++                                          0.68            n/a
2003                                            0.64            n/a
2002                                            0.68            n/a
2001                                            0.71            n/a

*     Amounts represent less than $0.01 per share.

+     Total return is for the period indicated and has not been annualized.

++    Per share data is calculated using average shares method.

(1) Fund commenced operations on May 31, 2000. All ratios for the period have been annualized.

Amounts designated as "--" are either $0 or have been rounded to $0.

                                     NOTES

                                HANCOCK HORIZON
                                FAMILY OF FUNDS

                               INVESTMENT ADVISER

                                Horizon Advisers
                          One Hancock Plaza, 3rd Floor
                                 P.O. Box 4019
                          Gulfport, Mississippi 39502

                                  DISTRIBUTOR

                        SEI Investments Distribution Co.
                            One Freedom Valley Drive
                            Oaks, Pennsylvania 19456

                                 LEGAL COUNSEL

                          Morgan, Lewis & Bockius LLP

    More information about each Fund is available without charge through the following:


                   STATEMENT OF ADDITIONAL INFORMATION (SAI)

    The SAI includes detailed information about the Hancock Horizon Family of Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

                         ANNUAL AND SEMI-ANNUAL REPORTS

        These reports contain information from the Fund's managers about strategies, and recent market conditions and trends and their impact on
      Fund performance. The reports also contain more information about the Funds' holdings and detailed financial information about the Funds.

                TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT,
                              OR MORE INFORMATION:

               BY TELEPHONE: Call 1-800-738-2625, extension 77966

                              BY MAIL: Write to us
                             Hancock Horizon Funds
                        2600 Citiplace Drive, Suite 200
                             Baton Rouge, LA 70808

                    BY INTERNET: WWW.HANCOCKHORIZONFUNDS.COM

     FROM THE SEC: You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about The Advisors' Inner Circle
              Fund II, from the EDGAR Database on the SEC's website ("HTTP://WWW.SEC.GOV"). You may review and copy documents at the SEC
    Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section,
      Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: PUBLICINFO@SEC.GOV. The Advisors' Inner Circle Fund II's
             Investment Company Act registration number is 811-7102.

                       STATEMENT OF ADDITIONAL INFORMATION


                       THE ADVISORS' INNER CIRCLE FUND II
                                  MAY 31, 2005


                               INVESTMENT ADVISER:
                                HORIZON ADVISERS
                                 (THE "ADVISER")


This Statement of Additional Information ("SAI") is not a prospectus. It is intended to provide additional information about the activities and operations of The Advisors' Inner Circle Fund II (the "Trust") and should be read in conjunction with the Trust's prospectuses, each dated May 31, 2005. This SAI relates to the following series of the Trust (each a "Fund" and collectively, the "Funds"):

              HANCOCK HORIZON TREASURY SECURITIES MONEY MARKET FUND
                   HANCOCK HORIZON STRATEGIC INCOME BOND FUND
                           HANCOCK HORIZON VALUE FUND
                           HANCOCK HORIZON GROWTH FUND
                         HANCOCK HORIZON BURKENROAD FUND

This SAI is incorporated by reference into each of the Trust's prospectuses. The financial statements with respect to each Fund for the fiscal year ended January 31, 2005, including notes thereto and the report of KMPG LLP thereon, are herein incorporated by reference. A copy of the Trust's 2005 Annual Report to Shareholders, with respect to the Funds must accompany the delivery of this SAI. A prospectus may be obtained by calling toll-free 1-800-259-1926.

                                TABLE OF CONTENTS

THE FUNDS AND THE TRUST.....................................................S-1
INVESTMENT OBJECTIVES AND POLICIES OF THE FUNDS.............................S-2
DESCRIPTION OF PERMITTED INVESTMENTS AND RISK FACTORS.......................S-6
INVESTMENT LIMITATIONS.....................................................S-19
THE ADVISER, TRANSFER AGENT AND CUSTODIAN..................................S-21
THE PORTFOLIO MANAGERS.....................................................S-23
THE ADMINISTRATOR..........................................................S-24
THE DISTRIBUTOR............................................................S-25
SHAREHOLDER SERVICES.......................................................S-27
INDEPENDENT REGISTERD PUBLIC ACCOUNTING FIRM...............................S-27
LEGAL COUNSEL..............................................................S-27
TRUSTEES AND OFFICERS OF THE TRUST.........................................S-28
PURCHASING SHARES..........................................................S-34
REDEEMING SHARES...........................................................S-34
DETERMINATION OF NET ASSET VALUE...........................................S-35
TAXES    ..................................................................S-35
FUND TRANSACTIONS..........................................................S-38
PORTFOLIO HOLIDNGS.........................................................S-41
DESCRIPTION OF SHARES......................................................S-42
SHAREHOLDER LIABILITY......................................................S-42
LIMITATION OF TRUSTEES' LIABILITY..........................................S-43
CODES OF ETHICS............................................................S-43
PROXY VOTING...............................................................S-43

                                TABLE OF CONTENTS
                                  (continued)
                                                                            PAGE


5% AND 25% SHAREHOLDERS....................................................S-43
EXPERTS ...................................................................S-46
APPENDIX A - DESCRIPTION OF RATINGS.........................................A-1
APPENDIX B - PROXY VOTING POLICIES AND PROCEDURES...........................B-1




May 31, 2005

THE FUNDS AND THE TRUST


GENERAL. This SAI relates to the Hancock Horizon Family of Funds, a group of mutual funds. The Funds consist of the Treasury Securities Money Market Fund, Strategic Income Bond Fund, Value Fund, Growth Fund and Burkenroad Fund (each a "Fund," and collectively, the "Funds"). The Funds are separate series of The Advisors' Inner Circle Fund II (the "Trust"), which offers other mutual fund series in addition to the Funds. The Trust is an open-end investment management company established under Massachusetts law as a Massachusetts business trust under a Declaration of Trust dated July 24, 1992, as amended and restated as of February 18, 2004 and August 10, 2004. Prior to August 10, 2004, the Trust's name was The Arbor Fund. The Declaration of Trust permits the Trust to offer separate series ("funds") of units of beneficial interest ("shares") and different classes of shares of each series. The Funds are offered in the following classes:

   ----------------------------------------- -------------------------------

                        FUNDS                           CLASSES
   ----------------------------------------- -------------------------------
    Treasury Securities Money Market Fund      Trust/Institutional Sweep/A
   ----------------------------------------- -------------------------------
    Strategic Income Bond Fund                          Trust/A/C
   ----------------------------------------- -------------------------------
    Value Fund                                          Trust/A/C
   ----------------------------------------- -------------------------------
    Growth Fund                                         Trust/A/C
   ----------------------------------------- -------------------------------
    Burkenroad Fund                                        A/D
   ----------------------------------------- -------------------------------

Each Fund is diversified, as that term is defined in the Investment Company Act of 1940 (the "1940 Act"). Each share of each Fund represents an equal proportionate interest in that Fund. SEE "Description of Shares."

The Trust pays its expenses, including fees of its service providers, audit and legal expenses, expenses of preparing prospectuses, proxy solicitation material and reports to shareholders, costs of custodial services and registering the shares under federal and state securities laws, pricing, insurance expenses, litigation and other extraordinary expenses, brokerage costs, interest charges, taxes and organization expenses. Expenses attributable to a specific Fund shall be payable solely out of the assets of that Fund. Expenses not attributable to a specific Fund are allocated across all of the Funds on the basis of relative net assets.

VOTING RIGHTS. Each share held entitles the shareholder of record to one vote for each dollar invested. In other words, each shareholder of record is entitled to one vote for each dollar of net asset value of the shares held on the record date for the meeting. Each Fund will vote separately on matters relating solely to it. As a Massachusetts business trust, the Trust is not required, and does not intend, to hold annual meetings of shareholders. Shareholders approval will be sought, however, for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. Under the Declaration of Trust, the Trustees have the power to liquidate one or more Funds without shareholder approval. While the Trustees have no present intention of exercising this power, they may do so if a Fund fails to reach a viable size within a reasonable amount of time or for such other reasons as may be determined by the Board of Trustees.

In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

INVESTMENT OBJECTIVES AND POLICIES OF THE FUNDS


The Funds' respective investment objectives and principal investment strategies are described in the prospectus. The following information supplements, and should be read in conjunction with, the prospectus. For a description of certain permitted investments discussed below, see "Description of Permitted Investments" in this SAI.


TREASURY SECURITIES MONEY MARKET FUND

The Fund's investment objective is to preserve principal value and maintain a high degree of liquidity while providing current income. This goal is fundamental and cannot be changed without the consent of shareholders. There can be no assurance that the Fund will be able to achieve its investment objective.

The Fund invests exclusively in obligations issued by the U.S. Treasury ("Treasury Obligations") and backed by its full faith and credit, and in repurchase agreements involving such obligations. The Fund complies with regulations of the Securities and Exchange Commission ("SEC") applicable to money market funds. These regulations impose certain quality, maturity and diversification restraints on investments by the Fund. Under these regulations, the Fund will maintain a dollar-weighted average portfolio maturity of 90 days or less, and will acquire only obligations maturing in 397 days or less. The Fund will attempt to maintain a net asset value of $1.00 per share, although there can be no assurance that it will be able to do so. The Fund is not permitted to lend securities or purchase securities on a when-issued or delayed basis.

For  additional   information  regarding  Treasury  Obligations  and  repurchase agreements, SEE "Description of Permitted Investments and Risk Factors."

GENERAL INVESTMENT POLICIES OF THE TREASURY SECURITIES MONEY MARKET FUND - The Fund complies with regulations of the SEC applicable to money market funds. These regulations impose certain quality, maturity and diversification restraints on investments by the Fund. Under these regulations, the Fund will maintain a dollar-weighted average portfolio maturity of 90 days or less, and will acquire only obligations with remaining maturities of 397 days or less. The Fund will attempt to maintain a net asset value of $1.00 per share, although there can be no assurance that it will be able to do so.

Investments by a money market fund are subject to limitations imposed under regulations adopted by the SEC. Under these regulations, money market funds may only acquire obligations that present minimal credit risk and that are "eligible securities," which means they are (i) short-term rated, at the time of investment, by at least two NRSROs (one if it is the only organization rating such obligation) in the highest rating category or, if unrated, determined to be of comparable quality (a "first tier security"); or (ii) short-term rated according to the foregoing criteria in the second highest rating category or, if unrated, determined to be of comparable quality ("second tier security"). A security is not considered to be unrated if its issuer has outstanding obligations of comparable priority and that have a short-term rating. A money market fund may invest up to 25% of its assets in "first tier" securities of a single issuer for a period of up to three business days. The securities that money market funds may acquire may be supported by credit enhancements, such as demand features or guarantees. The SEC regulations limit the percentage of securities that a money market fund may hold for which a single issuer provides credit enhancements.



STRATEGIC INCOME BOND FUND

The Strategic Income Bond Fund seeks to provide total return through current income and capital appreciation, consistent with the preservation of capital. This goal is fundamental and cannot be changed without the consent of shareholders. There can be no assurance that the Fund will be able to achieve its investment objective.

The Fund invests primarily (at least 80% of its assets) in fixed income obligations (i) issued by the U.S. Treasury; (ii) issued by U.S. government agencies; (iii) in mortgage-backed securities and (iv) investment grade U.S. corporate debt that are rated investment grade or higher, I.E., rated in one of the four highest rating categories by an NRSRO, at the time of purchase, or, if not rated, determined to be of comparable quality by the Adviser. Additional fixed income securities in which the Fund may invest consist of: (i) privately issued mortgage-backed securities; (ii) obligations issued by the Canadian government; (iii) asset-backed securities; (iv) guaranteed investment contracts ("GICs"); (v) bank investment contracts ("BICs"); (vi) zero coupon obligations;
(vii)  floating or variable rate  instruments;  (viii) money market  securities;
(ix) convertible securities; (x) restricted securities; (xi) collateralized mortgage-backed securities ("CMOs"); and (xii) other investment companies. The Fund may enter into repurchase agreements with respect to any of the foregoing and purchase securities subject to swaps, caps, floors and collars.

Although not primary strategies employed by the Adviser in managing the Fund, the Fund may engage in a number of investment practices in order to meet its investment objectives. In this regard, the Fund may invest in variable and floating rate obligations, enter into forward commitments, purchase securities on a when-issued basis and sell securities short against the box. The Fund may also purchase put and call options and write covered call options on fixed income and equity securities, and may enter into futures contracts (including index futures contracts), purchase options on futures contracts, and lend its securities.

Normally, the Fund will maintain a dollar-weighted average portfolio maturity of five to fifteen years. There are no restrictions on the maturity of any single instrument.

For additional information regarding the permitted investments and investment practices discussed above and the associated risks, SEE "Description of Permitted Investments and Risk Factors."

VALUE FUND

The Value Fund seeks to provide long-term capital appreciation with a secondary goal of current income. This goal is fundamental and cannot be changed without the consent of shareholders. There can be no assurance that the Fund will be able to achieve its investment objective.

The Fund will be as fully invested as practicable (at least 80% of its assets) under normal conditions in U.S. common stocks. The Fund may also purchase warrants, rights to purchase common stocks, debt securities convertible to common stocks and preferred stocks (together, "equity securities"). The Fund generally will invest in companies with equity market capitalizations in excess of $1 billion that the Adviser believes have a low current valuation relative to various measures of intrinsic value and potential for capital appreciation based on the soundness of the issuer and the company's relative value based on an analysis of various fundamental financial characteristics, including earnings yield, book value, cash flow, anticipated future growth of dividends and earnings estimates. Although capital appreciation is the primary purpose for investing in a security, the Fund will focus on companies that pay current dividends. The Fund may invest in equity securities of foreign issuers traded in the United States, including ADRs. The Fund may invest to a limited extent (less than 5% of its assets) in real estate investment trusts (REITs). The Fund also may invest in money market securities for liquidity purposes.

Although not primary strategies employed by the Adviser in managing the Fund, the Fund may engage in a number of investment practices in order to meet its investment objectives. In this regard, the Fund may invest in variable and floating rate obligations, enter into forward commitments, purchase securities on a when-issued basis and sell securities short against the box. The Fund may also purchase put and call options and write covered call options on fixed income and equity securities, and may enter into futures contracts (including index futures contracts), purchase options on futures contracts, and lend its securities.

For additional information regarding the permitted investments and investment practices discussed above and the associated risks, SEE "Description of Permitted Investments and Risk Factors."

GROWTH FUND

The Growth Fund's investment objective is long-term capital appreciation. This goal is fundamental and cannot be changed without the consent of shareholders. There can be no assurance that the Fund will be able to achieve its investment objective.

The Fund seeks capital appreciation by primarily investing (at least 80% of its assets) in common stocks of U.S. companies with equity market capitalizations in excess of $1 billion whose sales and earnings are expected to grow at an above average rate of return. The Fund will be as fully invested as practicable in common stocks under normal conditions. The Fund may also purchase warrants, rights to purchase common stocks, debt securities convertible to common stocks and preferred stocks (together, "equity securities"). The Adviser employs a strictly quantitative method of analysis in its investment decision making to choose companies whose sales and earnings are expected to grow at an above average rate. The Adviser's quantitative model screens companies primarily, but not exclusively, in the Russell 1000 Growth Index and assigns weightings to the following quantitative factors: 50% weighting to "earnings block" factors (such as earnings surprise or estimate revision), 30% weighting to "momentum block" factors (such as relative price strength or return on equity momentum), and 20% weighting to "valuation block" factors (such as relative price-to-earnings ratio and cash flow.) The Fund may invest in equity securities of foreign issuers traded in the United States, including ADRs. The Fund may invest to a limited extent (less than 5% of its assets) in REITs. The Fund also may invest in securities issued by money market mutual funds for liquidity purposes.

Although not primary strategies employed by the Adviser in managing the Fund, the Fund may engage in a number of investment practices in order to meet its investment objectives. In this regard, the Fund may invest in variable and floating rate obligations, enter into forward commitments, purchase securities on a when-issued basis and sell securities short against the box. The Fund also may purchase put and call options and write covered call options on fixed income and equity securities, and may enter into futures contracts (including index futures contracts), purchase options on futures contracts, and lend its securities.

BURKENROAD FUND

The Burkenroad Fund's investment objective is long-term capital appreciation. This goal is fundamental and cannot be changed without the consent of shareholders. There can be no assurance that the Fund will be able to achieve its investment objective.

The Fund seeks capital appreciation by primarily investing (at least 80% of its assets) in common stocks and other equity securities of companies with small capitalizations (less than $2 billion) located or doing business in Alabama, Florida, Georgia, Louisiana, Mississippi, and Texas. The Fund will be as fully invested as practicable in common stocks under normal conditions. The Adviser intends to utilize Tulane University's Burkenroad Reports as a primary source of investment research, but also employs it's own fundamental research and analysis in its investment decision making. In selecting companies, the Adviser primarily considers a company's sales and expense trends, market position, historic and expected earnings and dividends. The Adviser will diversify the Fund's securities across industry sectors. The Adviser continually monitors the Fund's portfolio and may sell a security when it achieves a designated price target, there is a fundamental change in the company's prospects or better investment opportunities become available. The Fund may invest in equity securities of foreign issuers traded in the United States, including ADRs. The Fund also may invest in securities issued by money market mutual funds for liquidity purposes.

Although not primary strategies employed by the Adviser in managing the Fund, the Fund may engage in a number of investment practices in order to meet its investment objectives. In this regard, the Fund may invest in variable and floating rate obligations, enter into forward commitments, purchase securities on a when-issued basis and sell securities short against the box. The Fund also may purchase put and call options and write covered call options on fixed income and equity securities, and may enter into futures contracts (including index futures contracts), purchase options on futures contracts, and lend its securities. While the Fund has no current intention to invest in initial public offerings ("IPOs"), and investing in IPOs is not part of the Fund's principal investment strategies, the Fund may buy certain IPOs if they are consistent with the Fund's investment policies.

The Fund's investments may not be as geographically dispersed across the U.S. as other funds with comparable objectives. The Fund is subject to special investment risks to the extent it concentrates its investments in companies located or doing business in Alabama, Florida, Georgia, Louisiana, Mississippi, and Texas. In particular, changes in economic conditions as well as governmental policies in those states may adversely affect the value of the Fund and its investments.


BURKENROAD REPORTS

The BURKENROAD REPORTS is an educational program on investment research in which selected students at Tulane University's A.B. Freeman School of Business participate. The program is designed to teach the students how to produce objective investment research by studying publicly-held companies located in the Deep South. Burkenroad Reports focus on companies that traditionally have not been followed by Wall Street analysts. The Reports are based on publicly available reports, company visits and meetings with top management.

The Adviser independently verifies the information contained within the Reports and considers, but does not rely exclusively on, the Reports in making investment decisions for the Fund. The Fund will regularly invest in companies other than those covered by Burkenroad Reports, and may not own shares of all of the companies covered by the Reports. The Fund and Horizon Advisers are NOT affiliated with Tulane University or the A.B. Freeman School of Business. Hancock Bank licenses the name "Burkenroad" from Tulane University. Neither Tulane University, the A.B. Freeman School of Business nor the students, faculty and staff of Tulane University have any involvement in the investment decisions, management or operations of the Fund.


Neither the Trust nor the Fund is sponsored, sold or promoted by Tulane University ("Tulane"), producer of the Burkenroad Reports. Tulane makes no warranties, express or implied, to shareholders of the Fund or to any member of the public regarding the advisability of owning shares of the Fund. Tulane's only relationship to the Fund, Hancock Bank or Horizon Advisers is the licensing of certain trademarks and trade names of the Burkenroad Reports.

For additional information regarding the permitted investments and investment practices discussed above and the associated risks, SEE "Description of Permitted Investments and Risk Factors."

DESCRIPTION OF PERMITTED INVESTMENTS AND RISK FACTORS


The following are descriptions of the permitted investments and investment practices discussed in the "Additional Information About Investment Objectives and Policies" section and the associated risk factors. A Fund will only invest in any of the following instruments or engage in any of the following investment practices if such investment or activity is consistent with the Fund's investment objective and permitted by the Fund's stated investment policies.


AMERICAN DEPOSITARY RECEIPTS ("ADRS"), CONTINENTAL DEPOSITARY RECEIPTS ("CDRS"), EUROPEAN DEPOSITARY RECEIPTS ("EDRS") AND GLOBAL DEPOSITARY RECEIPTS ("GDRS") - ADRs are securities typically issued by a U.S. financial institution. ADRs evidence ownership interests in a pool of securities issued by a foreign issuer and deposited with the depositary. EDRs, which are sometimes referred to as CDRs are securities, typically issued by a non-U.S. financial institution, that evidence ownership interests in a security or a pool of securities issued by either a U.S. or foreign issuer. GDRs are issued globally and evidence a similar ownership arrangement. Generally, ADRs are designed for trading in the U.S. securities market. EDRs are designed for trading in European Securities Markets and GDRs are designed for trading in non-U.S. Securities Markets. ADRs, EDRs, CDRs and GDRs may be available for investment through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the underlying security. Holders of unsponsored depositary receipts generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities.

ASSET-BACKED SECURITIES - Asset-backed securities are securities secured by non-mortgage assets such as company receivables, truck and auto loans, leases, and credit card receivables. Such securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Such securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning such assets and issuing such debt.

Asset-backed securities are not issued or guaranteed by the U.S. government or its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts and for a certain period by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities. The purchase of asset-backed securities raises risk considerations peculiar to the financing of the instruments underlying such securities. For example, there is a risk that another party could acquire an interest in the obligations superior to that of the holders of the asset-backed securities. There also is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities. Asset-backed securities entail prepayment risk, which may vary depending on the type of asset, but is generally less than the prepayment risk associated with mortgage-backed securities. In addition, credit card receivables are unsecured obligations of the cardholder.

The market for asset-backed securities is at a relatively early stage of development. Accordingly, there may be a limited secondary market for such securities.

BANK OBLIGATIONS - The Funds are not prohibited from investing in obligations of banks that are clients of SEI Investments Company ("SEI") or its subsidiaries or affiliates. However, the purchase of shares of the Funds by such banks or by their customers will not be a consideration in determining which bank obligations the Funds will purchase. The Funds will not purchase obligations of the Adviser.

BANKERS' ACCEPTANCES - Bankers' acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Corporations finance the shipment and storage of goods and furnish dollar exchange through the use of bankers' acceptances. Maturities are generally six months or less.

BANK INVESTMENT CONTRACTS ("BICS") - BICs are contracts issued by U.S. banks and savings and loan institutions. Pursuant to such contracts, a Fund makes cash contributions to a deposit fund of the general account of the bank or savings and loan institution. The bank or savings and loan institution then credits to the Fund on a monthly basis guaranteed interest at either a fixed, variable or floating rate. A BIC provides that this guaranteed interest will not be less than a certain minimum rate. A BIC is a general obligation of the issuing bank or savings and loan institution and not a separate account. The purchase price paid for a BIC becomes part of the general assets of the issuer, and the contract is paid at maturity from the general assets of the issuer.

BICs are generally not assignable or transferable without the permission of the issuing bank or savings and loan institution. For this reason, an active secondary market in BICs currently does not exist. Therefore, BICs are considered to be illiquid investments.

CERTIFICATES OF DEPOSIT - Certificates of deposit are interest-bearing instruments with a specific short-term maturity. They are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Certificates of deposit with penalties for early withdrawal will be considered illiquid.

COMMERCIAL  PAPER  -  Commercial  paper  is a term  used to  describe  unsecured
short-term   promissory   notes  issued  by  corporations  and  other  entities.
Maturities on these issues vary from a few to 270 days.

DERIVATIVES - Derivatives are securities that derive their value from other securities. The following are considered derivative securities: options on futures, futures, options (E.G., puts and calls), swap agreements, mortgage-backed securities (CMOs, REMICS, IOs and POs), when-issued securities and forward commitments, floating and variable rate securities, convertible securities, "stripped" U.S. Treasury securities (E.G., Receipts and STRIPs), privately issued stripped securities (E.G., TGRs, TRs and CATS). SEE elsewhere in this "Description of Permitted Investments" and "General Investment Policies and Risk Factors" for discussion of these various instruments.


EQUITY SECURITIES. Equity securities represent ownership interests in a company and consist of common stocks, preferred stocks, warrants to acquire common stock, and securities convertible into common stock. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which a fund invests will cause the net asset value of a fund to fluctuate. The Funds purchase equity securities traded in the United States on registered exchanges or the over-the-counter market. Equity securities are described in more detail below:

o COMMON STOCK. Common stock represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

o PREFERRED STOCK. Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.

o WARRANTS. Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments.

o CONVERTIBLE SECURITIES. Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a fund is called for redemption or conversion, the fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.

     Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at a price above their "conversion value," which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.

o SMALL AND MEDIUM CAPITALIZATION ISSUERS. Investing in equity securities of small and medium capitalization companies often involves greater risk than is customarily associated with investments in larger capitalization companies. This increased risk may be due to the greater business risks of smaller size, limited markets and financial resources, narrow product lines and frequent lack of depth of management. The securities of smaller companies are often traded in the over-the-counter market and even if listed on a national securities exchange may not be traded in volumes typical for that exchange. Consequently, the securities of smaller companies are less likely to be liquid, may have limited market stability, and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

EXCHANGE-TRADED FUNDS. The Funds may purchase shares of exchange-traded funds ("ETFs") to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. ETFs are investment companies that are registered under the 1940 Act as open-end funds or unit investment trusts. ETFs are actively traded on national securities exchanges and are generally based on specific domestic and foreign market indices. An "index-based ETF" seeks to track the performance of an index by holding in its portfolio either the contents of the index or a representative sample of the securities in the index. ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When a Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF's expenses. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities. In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.


FIXED INCOME SECURITIES - Fixed income securities include bonds, notes, debentures and other interest-bearing securities that represent indebtedness. The market value of the fixed income investments in which the Funds invest will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. Changes by recognized agencies in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal also affect the value of these investments. Changes in the value of these securities will not necessarily affect cash income derived from these securities but will affect a Fund's net asset value.

FUTURES AND OPTIONS ON FUTURES. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. A Fund will reduce the risk that it will be unable to close out a futures contract by only entering into futures contracts that are traded on a national futures exchange regulated by the Commodities Futures Trading Commission ("CFTC"). A Fund may use futures contracts and related options for BONA FIDE hedging; attempting to offset changes in the value of securities held or expected to be acquired or be disposed of; attempting to minimize fluctuations in foreign currencies; attempting to gain exposure to a particular market, index or instrument; or other risk management purposes. To the extent a Fund uses futures and/or options on futures, it will do so in accordance with Rule 4.5 of the Commodity Exchange Act ("CEA"). The Trust, on behalf of each Fund, has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" in accordance with Rule 4.5 and therefore, no Fund is subject to registration or regulation as a commodity pool operator under the CEA.

An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made; generally contracts are closed out prior to the expiration date of the contract.

When a Fund purchases or sells a futures contract, or sells an option thereon, the Fund is required to "cover" its position in order to limit leveraging and related risks. To cover its position, a Fund may maintain with its custodian bank (and marked-to-market on a daily basis), a segregated account consisting of cash or liquid securities that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract or otherwise "cover" its position in a manner consistent with the 1940 Act or the rules and SEC interpretations thereunder. The segregated account functions as a practical limit on the amount of leverage which the Fund may undertake and on the potential increase in the speculative character of the Fund's outstanding portfolio securities. Additionally, such segregated accounts will generally assure the availability of adequate funds to meet the obligations of the fund arising from such investment activities.

A Fund may also cover its long position in a futures contract by purchasing a put option on the same futures contract with a strike price (I.E., an exercise price) as high or higher than the price of the futures contract. In the alternative, if the strike price of the put is less than the price of the futures contract, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. A Fund may also cover its long position in a futures contract by taking a short position in the instruments underlying the futures contract, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract. A Fund may cover its short position in a futures contract by taking a long position in the instruments underlying the futures contracts, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract.

A Fund may cover its sale of a call option on a futures contract by taking a long position in the underlying futures contract at a price less than or equal to the strike price of the call option. In the alternative, if the long position in the underlying futures contract is established at a price greater than the strike price of the written (sold) call, the fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the call and the price of the futures contract. A Fund may also cover its sale of a call option by taking positions in instruments with prices which are expected to move relatively consistently with the call option. A Fund may cover its sale of a put option on a futures contract by taking a short position in the underlying futures contract at a price greater than or equal to the strike price of the put option, or, if the short position in the underlying futures contract is established at a price less than the strike price of the written put, the fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. A Fund may also cover its sale of a put option by taking positions in instruments with prices which are expected to move relatively consistently with the put option.

There are significant risks associated with a Fund's use of futures contracts and related options, including the following: (1) the success of a hedging strategy may depend on the Adviser's ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates, (2) there may be an imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures, (3) there may not be a liquid secondary market for a futures contract or option, (4) trading restrictions or limitations may be imposed by an exchange, and (5) government regulations may restrict trading in futures contracts and options on futures. In addition, some strategies reduce a Fund's exposure to price fluctuations, while others tend to increase its market exposure.


ILLIQUID SECURITIES. Illiquid securities are securities that cannot be sold or disposed of in the ordinary course of business (within seven days) at approximately the prices at which they are valued. Because of their illiquid nature, illiquid securities must be priced at fair value as determined in good faith pursuant to procedures approved by the Trust's Board of Trustees. Despite such good faith efforts to determine fair value prices, a Fund's illiquid securities are subject to the risk that the security's fair value price may differ from the actual price which the Fund may ultimately realize upon its sale or disposition. Difficulty in selling illiquid securities may result in a loss or may be costly to the Fund. Under the supervision of the Trust's Board of Trustees, or the Adviser (as applicable) determines the liquidity of a Fund's investments. In determining the liquidity of the Fund's investments, the Adviser may consider various factors, including (1) the frequency and volume of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, and (4) the nature of the security and the market in which it trades (including any demand, put or tender features, the mechanics and other requirements for transfer, any letters of credit or other credit enhancement features, any ratings, the number of holders, the method of soliciting offers, the time required to dispose of the security, and the ability to assign or offset the rights and obligations of the security). A Fund will not invest more than 15% (10% for the Treasury Securities Money Market Fund) of its net assets in illiquid securities.


TAXABLE MONEY MARKET SECURITIES - Money market securities are high-quality, dollar-denominated, short-term debt instruments. They consist of: (i) bankers' acceptances, certificates of deposits, notes and time deposits of highly-rated U.S. banks and U.S. branches of foreign banks; (ii) U.S. Treasury obligations and obligations issued or guaranteed by the agencies and instrumentalities of the U.S. government; (iii) high quality commercial paper issued by U.S. and foreign corporations; (iv) debt obligations with an original maturity of one-year or less issued by corporations; and (v) repurchase agreements involving any of the foregoing obligations entered into with highly-rated banks and broker-dealers.

With respect to the Funds, money market securities are considered to include securities issued or guaranteed by the U.S. government, its agencies or instrumentalities; securities issued or guaranteed by non-U.S. governments, which are rated at time of purchase A-2 or higher by S&P or P2 or higher by Moody's, or are determined by the advisers to be of comparable quality; repurchase agreements; certificates of deposit and bankers' acceptances issued by banks or savings and loan associations having net assets of at least $500 million as of the end of their most recent fiscal year; high-grade commercial paper; and other long-and short-term debt instruments which are rated at the time of purchase A-2 or higher by S&P or P2 or higher by Moody's, and which, with respect to such long-term debt instruments, are within 397 days of their maturity, and have a long-term rating of BBB\Baa by Standard & Poor's and Moody's, respectively.

MORTGAGE-BACKED SECURITIES - Mortgage-backed securities are instruments that entitle the holder to a share of all interest and principal payments from mortgages underlying the security. The mortgages backing these securities include, but are not limited to, conventional thirty-year fixed rate mortgages, graduated payment mortgages and adjustable rate mortgages. During periods of declining interest rates, prepayment of mortgages underlying mortgage-backed securities can be expected to accelerate. Prepayment of mortgages that underlie securities purchased at a premium often results in capital losses, while prepayment of mortgages purchased at a discount often results in capital gains.

Due to the possibility of prepayments of the underlying mortgage instruments, mortgage-backed securities generally do not have a known maturity. In the absence of a known maturity, market participants generally refer to an estimated average life. An average life estimate is a function of an assumption regarding anticipated prepayment patterns, based upon current interest rates, current conditions in the relevant housing markets and other factors. The assumption is necessarily subjective, and thus different market participants can produce different average life estimates with regard to the same security. There can be no assurance that estimated average life would be a security's actual average life. Because of these unpredictable prepayment characteristics, it is often not possible to predict accurately the average life or realized yield of a particular issue.

GOVERNMENT PASS-THROUGH SECURITIES - These are securities that are issued or guaranteed by a U.S. government agency representing an interest in a pool of mortgage loans. The primary issuers or guarantors of these mortgage-backed securities are the Government National Mortgage Association ("GNMA"), Fannie Mae and the Federal Home Loan Mortgage Corporation ("FHLMC"). Fannie Mae and FHLMC obligations are not backed by the full faith and credit of the U.S. government as are GNMA certificates, but Fannie Mae and FHLMC securities are supported by the instrumentalities' right to borrow from the United States Treasury. Each of GNMA, Fannie Mae and FHLMC guarantees timely distributions of interest to certificate holders. Each of GNMA and Fannie Mae also guarantees timely distributions of scheduled principal. FHLMC has in the past guaranteed only the ultimate collection of principal of the underlying mortgage loan; however, FHLMC now issues Mortgage-Backed Securities

(FHLMC Gold PCs) which also guarantees timely payment of monthly principal reduction. Government and private guarantees do not extend to the securities' value, which is likely to vary inversely with fluctuations in interest rates.

PRIVATE PASS-THROUGH SECURITIES - These are mortgage-backed securities issued by a non-governmental entity such as a trust, which securities include collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICs"), that are rated in one of the top three rating categories. While they are generally structured with one or more types of credit enhancement, private pass-through securities typically lack a guarantee by an entity having the credit status of a governmental agency or instrumentality.

COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOS") - CMOs are debt obligations or multiclass pass-through certificates issued by agencies or instrumentalities of the U.S. government or by private originators or investors in mortgage loans. In a CMO, series of bonds or certificates are annually issued in multiple classes. Principal and interest paid on the underlying mortgage assets may be allocated among the several classes of a series of a CMO in a variety of ways. Each class of a CMO, often referred to as a "tranche" is issued with a specific fixed or floating coupon rate and has a stated maturity or final distribution date.
Principal payments on the underlying mortgage assets may cause CMOs to be retired substantially earlier than their stated maturities or final distribution dates, resulting in a loss of all or part of any premium paid.

REMICS - A REMIC is a CMO that qualifies for special tax treatment under the Internal Revenue Code of 1986, as amended (the "Code"), and invests in certain mortgages principally secured by interests in real property. Investors may purchase beneficial interests in REMICs, which are known as "regular" interests, or "residual" interests. Guaranteed REMIC pass-through certificates ("REMIC Certificates") issued by Fannie Mae or FHLMC represent beneficial ownership interests in a REMIC trust consisting principally of mortgage loans or Fannie Mae, FHLMC or GNMA-guaranteed mortgage pass-through certificates. For FHLMC REMIC Certificates, FHLMC guarantees the timely payment of interest, and also guarantees the payment of principal as payments are required to be made on the underlying mortgage participation certificates. Fannie Mae REMIC Certificates are issued and guaranteed as to timely distribution of principal and interest by Fannie Mae. GNMA REMIC Certificates are backed by the full faith and credit of the U.S. Treasury.

REITS - A REIT is a corporation or business trust (that would otherwise be taxed as a corporation) which meets the definitional requirements of the Code. The Code permits a qualifying REIT to deduct from taxable income the dividends paid, thereby effectively eliminating corporate level federal income tax and making the REIT a pass-through vehicle for federal income tax purposes. To meet the definitional requirements of the Code, a REIT must, among other things: invest substantially all of its assets in interests in real estate (including mortgages and other REITs), cash and government securities; derive most of its income from rents from real property or interest on loans secured by mortgages on real property; and distribute annually 95% or more of its otherwise taxable income to shareholders.

REITs are sometimes informally characterized as Equity REITs and Mortgage REITs. An Equity REIT invests primarily in the fee ownership or leasehold ownership of land and buildings; a Mortgage REIT invests primarily in mortgages on real property, which may secure construction, development or long-term loans.

REITs in which the Fund invests may be affected by changes in underlying real estate values, which may have an exaggerated effect to the extent that REITs in which the Fund invests may concentrate investments in particular geographic regions or property types. Additionally, rising interest rates may cause investors in REITs to demand a higher annual yield from future distributions, which may in turn decrease market prices for equity securities issued by REITs. Rising interest rates also generally increase the costs of obtaining financing, which could cause the value of the Fund's investments to decline. During periods of declining interest rates, certain Mortgage REITs may hold mortgages that the mortgagors elect to prepay, which prepayment may diminish the yield on securities issued by such Mortgage REITs. In addition, Mortgage REITs may be affected by the ability of borrowers to repay when due the debt extended by the REIT and Equity REITs may be affected by the ability of tenants to pay rent.

Certain REITs have relatively small market capitalization, which may tend to increase the volatility of the market price of securities issued by such REITs. Furthermore, REITs are dependent upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in operating and financing a limited number of projects. By investing in REITs indirectly through the Fund, a shareholder will bear not only his proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs. REITs depend generally on their ability to generate cash flow to make distributions to shareholders.


In addition to these risks, Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while Mortgage REITs may be affected by the quality of any credit extended. Further, Equity and Mortgage REITs are dependent upon management skills and generally may not be diversified. Equity and Mortgage REITs are also subject to heavy cash flow dependency defaults by borrowers and self-liquidation. In addition, Equity and Mortgage REITs could possibly fail to qualify for tax free pass-through of income under the Code or to maintain their exemptions from registration under the 1940 Act. The above factors may also adversely affect a borrower's or a lessee's ability to meet its obligations to the REIT. In the event of default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.


STRIPPED MORTGAGE-BACKED SECURITIES ("SMBS") - SMBs are usually structured with two classes that receive specified proportions of the monthly interest and principal payments from a pool of mortgage securities. One class may receive all of the interest payments and is thus termed an interest-only class ("IO"), while the other class may receive all of the principal payments and is thus termed the principal-only class ("PO"). The value of IOs tends to increase as rates rise and decrease as rates fall; the opposite is true of POs. SMBs are extremely sensitive to changes in interest rates because of the impact thereon of prepayment of principal on the underlying mortgage securities. The market for SMBs is not as fully developed as other markets; SMBs therefore may be illiquid.

MUNICIPAL LEASES - Municipal leases are obligations issued by state and local governments or authorities to finance the acquisition of equipment and facilities and may be considered to be illiquid. They may take the form of a lease, an installment purchase contract, a conditional sales contract, or a participation certificate in any of the above.

Municipal lease obligations typically are not backed by the municipality's credit, and their interest may become taxable if the lease is assigned. If funds are not appropriated for the following year's lease payments, a lease may terminate, with a possibility of default on the lease obligation and significant loss to the Fund. Under guidelines established by the Board of Trustees, the credit quality of municipal leases will be determined on an ongoing basis, including an assessment of the likelihood that a lease will be canceled.

MUNICIPAL SECURITIES - Municipal Securities consist of (i) debt obligations issued by or on behalf of public authorities to obtain funds to be used for various public facilities, for refunding outstanding obligations, for general operating expenses, and for lending such funds to other public institutions and facilities; and, (ii) certain private activity and industrial development bonds issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair, or improvement of privately operated facilities.

General obligation bonds are backed by the taxing power of the issuing municipality. Revenue bonds are backed by the revenues of a project or facility; tolls from a toll bridge for example. Certificates of participation represent an interest in an underlying obligation or commitment such as an obligation issued in connection with a leasing arrangement. The payment of principal and interest on private activity and industrial development bonds generally is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.

Municipal Securities include general obligation notes, tax anticipation notes, revenue anticipation notes, bond anticipation notes, certificates of indebtedness, demand notes, and construction loan notes. Municipal bonds include general obligation bonds, revenue or special obligation bonds, private activity and industrial development bonds, and participation interests in municipal bonds.


PARTICIPATION INTERESTS - Participation interests are interests in Municipal Securities from financial institutions such as commercial and investment banks, savings and loan associations and insurance companies. These interests may take the form of participations, beneficial interests in a trust, partnership interests or any other form of indirect ownership that allows a Fund to treat the income from the investment as exempt from federal income tax.


OPTIONS - Put and call options for various securities and indices are traded on national securities exchanges. As consistent with a Fund's investment objectives, options may be used by a Fund from time to time as the Adviser deems to be appropriate. Options will generally be used for hedging purposes.

A put option gives the purchaser of the option the right to sell, and the writer the obligation to buy, the underlying security at any time during the option period. A call option gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract. The initial purchase (sale) of an option contract is an "opening transaction." In order to close out an option position, a Fund may enter into a "closing transaction" - the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened.

Although a Fund may engage in option transactions as hedging transactions, there are risks associated with such investments including the following: (i) the success of a hedging strategy may depend on the ability of the Adviser to predict movements in the prices of the individual securities, fluctuations in markets and movements in interest rates; (ii) there may be an imperfect or no correlation between the changes in market value of the securities held by a Fund and the prices of options; (iii) there may not be a liquid secondary market for options; and (iv) while a Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security. Each Fund is permitted to engage in option transactions with respect to securities that are permitted investments and related indices. Any Fund that writes call options will write only covered call options.

The aggregate value of option positions may not exceed 10% of a Fund's net assets as of the time such options are entered into by a Fund.

REPURCHASE AGREEMENTS - Repurchase agreements are agreements by which a Fund obtains a security and simultaneously commits to return the security to the seller at an agreed upon price on an agreed upon date within a number of days from the date of purchase. Repurchase agreements must be fully collateralized at all times. A Fund will have actual or constructive possession of the security as collateral for the repurchase agreement. A Fund bears a risk of loss in the event the other party defaults on its obligations and the Fund is delayed or prevented from its right to dispose of the collateral securities or if the Fund realizes a loss on the sale of the collateral securities. A Fund will enter into repurchase agreements only with financial institutions deemed to present minimal risk of bankruptcy during the term of the agreement based on established guidelines. Repurchase agreements are considered loans under the 1940 Act.

RESTRICTED SECURITIES - Restricted securities are securities that may not be sold freely to the public absent registration under the U.S. Securities Act of 1933, as amended (the "1933 Act") or an exemption from registration. As consistent with a Fund's investment objectives, the Fund may invest in Section 4(2) commercial paper. Section 4(2) commercial paper is issued in reliance on an exemption from registration under Section 4(2) of the Act and is generally sold to institutional investors who purchase for investment. Any resale of such commercial paper must be in an exempt transaction, usually to an institutional investor through the issuer or investment dealers who make a market in such commercial paper. The Trust believes that Section 4(2) commercial paper is liquid to the extent it meets the criteria established by the Board of Trustees of the Trust. The Trust intends to treat such commercial paper as liquid and not subject to the investment limitations applicable to illiquid securities or restricted securities.


LENDING OF PORTFOLIO SECURITIES. Except for the Treasury Securities Money Market Fund, each Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Fund's Board of Trustees. These loans, if and when made, may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral). No Fund will lend portfolio securities to its investment adviser, sub-adviser or their affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. government securities, and the collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund.


The Fund may pay a part of the interest earned from the investment of collateral, or other fee, to an unaffiliated third party for acting as the Fund's securities lending agent.

By lending its securities, a Fund may increase its income by receiving payments from the borrower that reflect the amount of any interest or any dividends payable on the loaned securities as well as by either investing cash collateral received from the borrower in short-term instruments or obtaining a fee from the borrower when U.S. government securities or letters of credit are used as collateral. Each Fund will adhere to the following conditions whenever its portfolio securities are loaned: (i) the Fund must receive at least 100% cash collateral or equivalent securities of the type discussed in the preceding paragraph from the borrower; (ii) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (iii) the Fund must be able to terminate the loan on demand; (iv) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value; (v) the Fund may pay only reasonable fees in connection with the loan (which fees may include fees payable to the lending agent, the borrower, the Fund's administrator and the custodian); and (vi) voting rights on the loaned securities may pass to the borrower, provided, however, that if a material event adversely affecting the investment occurs, the Fund must terminate the loan and regain the right to vote the securities. Any securities lending activity in which a Fund may engage will be undertaken pursuant to Board approved procedures reasonably designed to ensure that the foregoing criteria will be met. Loan agreements involve certain risks in the event of default or insolvency of the borrower, including possible delays or restrictions upon a

Fund's ability to recover the loaned securities or dispose of the collateral for the loan, which could give rise to loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities.


SECURITIES OF OTHER INVESTMENT COMPANIES. Securities of other investment companies, including shares of closed-end investment companies, unit investment trusts, open-end investment companies, and real estate investment trusts represent interests in professionally managed portfolios that may invest in various types of instruments. Investing in other investment companies involves substantially the same risks as investing directly in the underlying instruments, but may involve additional expenses at the investment company-level, such as portfolio management fees and operating expenses. Certain types of investment companies, such as closed-end investment companies, issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value. Others are continuously offered at net asset value, but may also be traded in the secondary market. Federal securities laws limit the extent to which a fund can invest in securities of other investment companies. A Fund is prohibited from acquiring the securities of another investment company if, as a result of such acquisition: (1) the Fund owns more than 3% of the total voting stock of the other company; (2) securities issued by any one investment company represent more than 5% of the Fund's total assets; or (3) securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the Fund, unless it does so in reliance on a statutory exemption under the 1940 Act or rule or SEC staff interpretations thereunder.


SHORT SALES - As consistent with a Fund's investment objectives, a Fund may engage in short sales that are either "uncovered" or "against the box." A short sale is "against the box" if at all times during which the short position is open, a Fund owns at least an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities that are sold short. A short sale against the box is a taxable transaction to a Fund with respect to the securities that are sold short.

Uncovered short sales are transactions under which the Fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.

Until the Fund closes its short position or replaces the borrowed security, the Fund will: (a) maintain a segregated account containing cash or liquid securities at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short; and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time the security was sold short, or (b) otherwise cover the Fund's short position.


SEPARATELY TRADED INTEREST AND PRINCIPAL SECURITIES ("STRIPS") - STRIPs are component parts of U.S. Treasury Securities traded through the federal book-entry system. The Adviser will purchase only STRIPS that it determines are liquid or, if illiquid, do not violate the Fund's investment policy concerning investments in illiquid securities. Consistent with Rule 2a-7, the Adviser will only purchase STRIPS for the Treasury Securities Money Market Fund that have a remaining maturity of 397 days or less. While there is no limitation on the percentage of a Fund's assets that may be comprised of STRIPS, the Adviser will monitor the level of such holdings to avoid the risk of impairing shareholders' redemption rights and of deviations in the value of shares of the Money Market Funds.

SHORT-TERM OBLIGATIONS OF STATE AND LOCAL GOVERNMENT ISSUERS - The Funds may, when deemed appropriate by the Adviser, in light of the Fund's investment objective, invest in high quality, short-term obligations issued by state and local governmental issuers which, as a result of the Tax Reform Act of 1986, carry yields that are competitive with those of other types of money market instruments of comparable quality.


SWAPS, CAPS, FLOORS AND COLLARS - Interest rate swaps, mortgage swaps, currency swaps and other types of swap agreements such as caps, floors and collars are designed to permit the purchaser to preserve a return or spread on a particular investment or portion of its portfolio, and to protect against any increase in the price of securities, a Fund anticipates purchasing at a later date. In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate times a "notional principal amount" in return for payments equal to a fixed rate times the same amount for a specific period of time. Swaps may also depend on other prices or rates such as the value of an index or mortgage prepayment rates.

In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party.

Swap agreements will tend to shift a Fund's investment exposure from one type of investment to another. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a Fund's investment and its share price and yield.

STANDBY COMMITMENTS - Some securities dealers are willing to sell Municipal Securities to a Fund accompanied by their commitments to repurchase the Municipal Securities prior to maturity, at the Fund's option, for the amortized cost of the Municipal Securities at the time of repurchase. These arrangements are not used to protect against changes in the market value of Municipal Securities. They permit a Fund, however, to remain fully invested and still provide liquidity to satisfy redemptions. The cost of Municipal Securities accompanied by these "standby" commitments could be greater than the cost of Municipal Securities without such commitments. Standby commitments are not marketable or otherwise assignable and have value only to a Fund. The default or bankruptcy of a securities dealer giving such a commitment would not affect the quality of the Municipal Securities purchased. However, without a standby commitment, these securities could be more difficult to sell. The Funds may enter into standby commitments only with those dealers whose credit the investment adviser believes to be of high quality.

TIME DEPOSITS - Time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits with a withdrawal penalty or that mature in more than seven days are considered to be illiquid securities.

U.S. GOVERNMENT AGENCY OBLIGATIONS - Obligations issued or guaranteed by agencies of the U.S. government, including, but not limited to, the Federal Farm Credit Bank, the Federal Housing Administration and the Small Business Administration, and obligations issued or guaranteed by instrumentalities of the U.S. government, including, among others, FHLMC, the Federal Land Banks and the United States Postal Service. Some of these securities are supported by the full faith and credit of the United States Treasury, others are supported by the right of the issuer to borrow from the Treasury, while still others are supported only by the credit of the instrumentality. Guarantees of principal by agencies or instrumentalities of the U.S. government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities nor to the value of the Fund's shares.

U.S. TREASURY AND U.S. GOVERNMENT AGENCY SECURITIES - Any guarantee by the U.S. government of the securities in which any Fund invests guarantees only the payment of principal and interest on the guaranteed security and does not guarantee the yield or value of that security or the yield or value of shares of that Fund.


U.S. TREASURY OBLIGATIONS - As its principal investment strategy, the Treasury Securities Money Market Fund invests exclusively in U.S. Treasury obligations which consist of bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the federal book-entry system known as STRIPs.


VARIABLE AND FLOATING RATE INSTRUMENTS - Certain of the obligations purchased by the Funds may carry variable or floating rates of interest, may involve a conditional or unconditional demand feature and may include variable amount master demand notes. Such instruments bear interest at rates that are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly or some other reset period, and may have a floor or ceiling on interest rate changes. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such securities.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES - When-issued or delayed delivery basis transactions involve the purchase of an instrument with payment and delivery taking place in the future. Delivery of and payment for these securities may occur a month or more after the date of the purchase commitment. To the extent required by the 1940 Act, a Fund will maintain with the custodian a separate account with liquid high-grade debt securities or cash in an amount at least equal to these commitments. The interest rate realized on these securities is fixed as of the purchase date and no interest accrues to the Fund before settlement. These securities are subject to market fluctuation due to changes in market interest rates and it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed. Although a Fund generally purchases securities on a when-issued or forward commitment basis with the intention of actually acquiring securities for its portfolio, a Fund may dispose of a when-issued security or forward commitment prior to settlement if deems it appropriate.

ZERO COUPON SECURITIES - STRIPS and Receipts are sold as zero coupon securities, that is, fixed income securities that have been stripped of their unmatured interest coupons. Receipts include "Treasury Receipts" ("TRs"), "Treasury Investment Growth Receipts" ("TIGRs"), and "Certificates of Accrual on Treasury Securities" ("CATS"). Zero coupon securities are sold at a (unusually substantial) discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. The amount of this discount is accredited over the life of the security, and the accretion constitutes the income earned on the security for both accounting and tax purposes. Because of these features, these market prices of zero coupon securities are generally more volatile than the market prices of securities that have similar maturity but that pay interest periodically. Zero coupon securities are likely to respond to a greater degree to interest rate changes than are non-zero coupon securities with similar maturity and credit qualities. SEE ALSO "Taxes."

INVESTMENT LIMITATIONS

FUNDAMENTAL POLICIES

The following investment limitations are fundamental policies of the Funds. Fundamental policies cannot be changed without the consent of the holders of a majority of a Fund's outstanding shares. The term "majority of the outstanding shares" means the vote of (i) 67% or more of a Fund's shares present at a meeting, if more than 50% of the outstanding shares of that Fund are present or represented by proxy, or (ii) more than 50% of that Fund's outstanding shares, whichever is less.

No Fund may:

1. Purchase securities of any issuer (except securities issued or guaranteed by the United States, its agencies or instrumentalities and repurchase agreements involving such securities) if, as a result, more than 5% of the total assets of the Fund would be invested in the securities of such issuer or more than 10% of the outstanding voting securities of such issuer would be owned by the Fund on the last day of each fiscal quarter. This restriction applies to 75% of the Fund's assets.


2. Purchase any securities that would cause more than 25% of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry. This limitation does not apply to (i) investments in the obligations issued or guaranteed by the U.S. government or its agencies and instrumentalities, and (ii) repurchase agreements involving such securities. In addition, for the Treasury Securities Money Market Fund only, this limitation does not apply to obligations issued by domestic branches of U.S. banks or U.S. branches of foreign banks subject to the same regulation as U.S. banks or to investments in tax exempt securities issued by governments or political subdivisions of governments.


         For purposes of this limitation (i) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry;
         (ii) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; (iii) supranational entities will be considered to be a separate industry; and (iv) asset-backed securities secured by distinct types of assets, such as truck and auto loan leases, credit card receivables and home equity loans, will each be considered a separate industry.

3. Borrow money in an amount exceeding 33(1)/3% of the value of its total assets, provided that, for purposes of this limitation, investment strategies that either obligate a Fund to purchase securities or require a Fund to segregate assets are not considered to be borrowing. Asset coverage of at least 300% is required for all borrowing, except where the Fund has borrowed money for temporary purposes in an amount not exceeding 5% of its total assets.

4. Make loans if, as a result, more than 33(1)/3% of its total assets would be lent to other parties, except that a Fund may (i) purchase or hold debt instruments in accordance with its investment objectives and policies; (ii) enter into repurchase agreements; and (iii) lend its securities.

5. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.

6. Issue senior securities (as defined in the 1940 Act) except as permitted by rule, regulation or order of the SEC.

NON-FUNDAMENTAL POLICIES

The following investment policies are non-fundamental policies of the Funds and may be changed with respect to any Fund by the Board of Trustees.

No Fund may:


1. Invest in illiquid securities in an amount exceeding, in the aggregate, 15% (10% for the Treasury Securities Money Market Fund) of that Fund's net assets.


2. Purchase securities on margin or effect short sales, except that a Fund may (i) obtain short-term credits as necessary for the clearance of security transactions; (ii) provide initial and variation margin payments in connection with transactions involving futures contracts and options on such contracts; and (iii) make short sales "against the box" or in compliance with the SEC's position regarding the asset segregation requirements imposed by Section 18 of the 1940 Act.

3. Purchase securities of other investment companies except as permitted by the 1940 Act, the rules and regulations thereunder or pursuant to an exemption therefrom.

4. The Fund will not purchase securities while its borrowing exceeds 5% of its total assets.

5. Purchase or sell real estate, real estate limited partnership interests, physical commodities or commodities contracts except that a Fund may purchase commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

In addition:


6. The Strategic Income Bond Fund will invest at least 80% of its assets in (i) fixed income obligations issued by the U.S. Treasury and U.S. government agencies; (ii) mortgage-backed securities and (iii) investment grade U.S. corporate debt.

7. The Value Fund will invest at least 80% of its assets in U.S. common stocks of companies with medium to large capitalizations (in excess of $1 billion).

8. The Growth Fund will invest at least 80% of its assets in U.S. common stocks of companies with medium to large capitalizations (in excess of $1 billion) whose sales and earnings are expected to grow at an above average rate.

9. The Burkenroad Fund will invest at least 80% of its assets in common stocks and other equity securities of companies with small capitalizations (less than $2 billion) located or doing business in Alabama, Florida, Georgia, Louisiana, Mississippi and Texas.

The foregoing percentages are: (i) based on total assets for limitations 2, 3, 4 and 5 and net assets for limitations 1, 6, 7, 8 and 9; (ii) will apply at the time of purchase of a security; and (iii) shall not be considered violated unless an excess or deficiency occurs or exists immediately after as a result of a purchase of a security.

THE ADVISER, TRANSFER AGENT AND CUSTODIAN


ADVISORY SERVICES. Horizon Advisers (the "Adviser") provides investment management services, personal trust, employee benefit, corporate trust and wealth management services. As of March 31, 2005 Horizon Advisers employed approximately 8 people and managed approximately $620 million in assets. The Adviser is an unincorporated division of Hancock Bank and is a part of Hancock Bank's Trust Department. As of March 31, 2005, Hancock Bank's Trust Department employed approximately 70 people and managed approximately $1.7 billion in assets. Hancock Bank is a wholly-owned subsidiary of Hancock Bank Holding Company, a bank holding company headquartered in Gulfport, Mississippi. Hancock Bank's banking activities date to 1899 when Hancock Bank opened its doors in Bay St. Louis with a capitalization of $10,000. As of March 31, 2005, Hancock Bank had total consolidated assets of approximately $4.8 billion and operated over 100 banking offices in the States of Mississippi, Louisiana, Florida and Alabama. It offers commercial, consumer and mortgage loans, deposit services, as well as trust and fiduciary services, to individuals and middle market businesses in its respective market areas.

ADVISORY AGREEMENT WITH THE TRUST. The Trust and the Adviser have entered into an advisory agreement (the "Advisory Agreement") dated May 31, 2000 as amended and restated as of May 21, 2001 with respect to the Funds. The Advisory Agreement provides that the Adviser shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.


The continuance of the Advisory Agreement, after the first two years, must be specifically approved at least annually (i) by the vote of the Trustees, and
(ii) by the vote of a majority of the Trustees who are not parties to the Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to any Fund by a majority of the outstanding shares of that Fund, on not less than 30 days' nor more than 60 days' written notice to the Adviser, or by the Adviser on 90 days' written notice to the Trust. (As used in this Agreement, the terms "majority of the outstanding voting securities," "interested persons" and "assignment" have the same meaning of such terms in the 1940 Act).


For its services, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate based on the average daily net assets of each Fund as follows: Treasury Securities Money Market Fund, 0.40%; Strategic Income Bond Fund, 0.60%; Value Fund, 0.80%; Growth Fund, 0.80%; and Burkenroad Fund 0.95%. The Adviser has contractually agreed for a one-year period from the date of this SAI to waive a portion of its fees in order to limit the total operating expenses of Trust Class, Institutional Sweep Class, Class A and Class C Shares of certain Funds, as follows:

-------------------------------------- -------------- --------------- ---------------- --------------- ---------------
                                                      INSTITUTIONAL
FUND                                    TRUST CLASS     SWEEP CLASS       CLASS A         CLASS C          CLASS D
-------------------------------------- -------------- --------------- ---------------- --------------- ---------------
Treasury Securities Money
Market Fund                                0.58%          0.83%            1.08%             *               *
-------------------------------------- -------------- --------------- ---------------- --------------- ---------------
Strategic Income Bond Fund                 0.75%            *              1.00%           1.75%             *
-------------------------------------- -------------- --------------- ---------------- --------------- ---------------
Burkenroad Fund                              *              *              1.40%             *             1.65%
-------------------------------------- -------------- --------------- ---------------- --------------- ---------------

* This class is not offered for the indicated Fund.

The Adviser has voluntarily agreed to waive a portion of its fees to limit the total operating expenses of Trust Class, Class A and Class C Shares of the Growth Fund and Value Fund as follows:

----------------- -------------- --------------- ----------------

FUND               TRUST CLASS      CLASS A          CLASS C
----------------- -------------- --------------- ----------------
Growth Fund           1.10%          1.35%            2.10%
----------------- -------------- --------------- ----------------
Value Fund            1.10%          1.35%            2.10%
----------------- -------------- --------------- ----------------

These voluntary fee waivers remain in place as of the date of this SAI, but the Adviser may discontinue all or part of these waivers at any time.

The Adviser will not be required to bear expenses of any Fund of the Trust to an extent which would result in a Fund's inability to qualify as a "regulated investment company" (a "RIC") under provisions of the Code.


For the fiscal period ended January 31, 2003, 2004 and 2005, the Funds paid the following advisory fees to the Adviser:

--------------------------------------------- ------------------------------------ -----------------------------------
                                                        FEES PAID (000)                    FEES WAIVED (000)
                                              ------------------------------------ -----------------------------------
FUND                                             2003         2004        2005        2003        2004        2005
--------------------------------------------- ----------- ------------- ---------- ----------- ----------- -----------
Treasury Securities Money Market Fund            $907         $882       $1,096       $144        $223        $169

--------------------------------------------- ----------- ------------- ---------- ----------- ----------- -----------
Strategic Income Bond Fund                       $295         $336        $387        $77         $103        $117

--------------------------------------------- ----------- ------------- ---------- ----------- ----------- -----------
Value Fund                                       $302         $377        $560        $39         $31          $6

--------------------------------------------- ----------- ------------- ---------- ----------- ----------- -----------
Growth Fund                                      $176         $249        $366        $29         $26         $25

--------------------------------------------- ----------- ------------- ---------- ----------- ----------- -----------
Burkenroad Fund                                  $11          $21          $56        $11         $21         $44

--------------------------------------------- ----------- ------------- ---------- ----------- ----------- -----------


TRANSFER AGENCY SERVICES. Hancock Bank also serves as the Funds' transfer agent under a Transfer Agency and Service Agreement dated May 31, 2000 and amended May 31, 2002. Hancock Bank receives an annual fee of $20,000 per class per Fund on the first ten CUSIPs and $17,500 per class on all remaining CUSIPs under the Transfer Agency and Service Agreement.

CUSTODIAN SERVICES. Hancock Bank acts as custodian (the "Custodian") of the Trust. The Custodian holds cash, securities and other assets of the Trust as required by the 1940 Act. Under the Custody Agreement dated May 31, 2000, the Trust shall pay Hancock Bank at an annual rate, based on each Fund's average daily net assets, of 0.03%, subject to a minimum of $250 per month per Fund.

SHAREHOLDER SERVICES. The Funds and Hancock Bank have also entered into a shareholder servicing agreement pursuant to which Hancock Bank provides certain shareholder services to Class A, Class C, Class D and Institutional Sweep shareholders (the "Service Plan"). Under the Service Plan, Hancock Bank may perform, or may compensate other service providers, including Hancock Investment Services, Inc., for performing, the following shareholder services: maintaining client accounts; arranging for bank wires; responding to client inquiries concerning services provided on investments; assisting clients in changing dividend options, account designations and addresses; sub-accounting; providing information on share positions to clients; forwarding shareholder communications to clients; processing purchase, exchange and redemption orders; and processing dividend payments. Under the Service Plan, the Funds may pay Hancock Bank a fee at a rate of up to 0.25% annually of the average daily net assets of the Funds attributable to Class A, Class C, Class D and Institutional Sweep Shares, respectively, subject to the arrangement for provision of shareholder and administrative services. Hancock Bank may retain as a profit any difference between the fee it receives and the amount it pays to third parties.


For the fiscal period ended January 31, 2005, the Funds paid the following shareholder servicing fees to Hancock Bank:

------------------------------------------ ------------------------
FUND                                           FEES PAID (000)
------------------------------------------ ------------------------

Treasury Securities Money Market Fund               $337
------------------------------------------ ------------------------
Strategic Income Bond Fund                           $7
------------------------------------------ ------------------------
Value Fund                                           $8
------------------------------------------ ------------------------
Growth Fund                                          $5
------------------------------------------ ------------------------
Burkenroad Fund                                      $4
------------------------------------------ ------------------------

THE PORTFOLIO MANAGERS

Except for the Treasury Securities Money Market Fund, this section includes information about the Funds' portfolio managers, including information about other accounts they manage, the dollar range of Fund shares they own and how they are compensated.

COMPENSATION. The Adviser compensates the Funds' portfolio managers for their management of the Funds. Each of the Fund's portfolio mangers' compensation consists of a base salary and a discretionary bonus, which is based on the percentile ranking of each Fund relative to its Lipper Classification's 1, 3 and 5 year pre-tax performance history. In addition, the parent company of the Adviser, Hancock Bank, may award stock options and restricted stock based on a portfolio manager's tenure and overall performance and the overall success of the Bank. A portfolio manager's base salary is determined at the time of employment and may increase throughout employment.

FUND SHARES OWNED BY PORTFOLIO MANAGERS. The following table shows the dollar amount range of each portfolio manager's "beneficial ownership" of shares of the Funds as of the end of the most recently completed fiscal year. Dollar amount ranges disclosed are established by the SEC. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act.

---------------------- ---------------------------------------------------------
 NAME                                     DOLLAR RANGE OF FUND SHARES*
---------------------- ---------------------------------------------------------
                                 $10,001-$50,000 (Burkenroad Fund)
 David Lundgren                    $10,001-$50,000 (Growth Fund)
                                   $50,000-$100,000 (Value Fund)
---------------------- ---------------------------------------------------------
 Jeffrey Tanguis                  None (Strategic Income Bond Fund)
---------------------- ---------------------------------------------------------
*        Valuation  date  with  respect  to  shares  of the  Funds  owned by Mr.
         Lundgren is January 31, 2005. Valuation date with respect to shares of the Funds owned by Mr. Tanguis is March 31, 2005.

OTHER ACCOUNTS. In addition to the Funds, certain portfolio managers are responsible for the day-to-day management of certain other accounts, as listed below. None of the accounts listed below are subject to a performance-based advisory fee. The information provided below for Mr. Lundgren is as of January 31, 2005. The information provided below for Mr. Tanguis is as of March 31, 2005.


---------------------- -------------------------------- ---------------------------------- --------------------------------
                                  REGISTERED
                             INVESTMENT COMPANIES                  OTHER POOLED
                             (EXCLUDING THE FUNDS)              INVESTMENT VEHICLES                 OTHER ACCOUNTS
                       -------------------------------- ---------------------------------- --------------------------------
                          NUMBER OF                         NUMBER OF                         NUMBER OF
       NAME               ACCOUNTS       TOTAL ASSETS       ACCOUNTS        TOTAL ASSETS      ACCOUNTS       TOTAL ASSETS
---------------------- --------------- ---------------- ----------------- ---------------- --------------- ----------------
 David Lundgren               0              None               0               None             200         $300,000,000
---------------------- --------------- ---------------- ----------------- ---------------- --------------- ----------------
 Jeffrey Tanguis              0              None               0               None              0              None
---------------------- --------------- ---------------- ----------------- ---------------- --------------- ----------------

CONFLICTS OF INTERESTS. The portfolio managers' management of "other accounts" may give rise to potential conflicts of interest in connection with their management of the Funds' investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have the same investment objective as a Fund. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby the portfolio manager could favor one account over another. Another potential conflict could include the portfolio managers' knowledge about the size, timing and possible market impact of Fund trades, whereby a portfolio manager could use this information to the advantage of other accounts and to the disadvantage of the Fund. However, the Adviser has established policies and procedures to ensure that the purchase and sale of securities among all accounts it manages are fairly and equitably allocated.


THE ADMINISTRATOR

GENERAL. SEI Investments Global Funds Services (the "Administrator"), a Delaware statutory trust, has its principal business offices at One Freedom Valley Drive, Oaks, Pennsylvania 19456. SEI Investments Management Corporation ("SIMC"), a wholly-owned subsidiary of SEI Investments Company ("SEI Investments"), is the owner of all beneficial interest in the Administrator. SEI Investments and its subsidiaries and affiliates, including the Administrator, are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers. The Administrator and its affiliates also serve as administrator or sub-administrator to other mutual funds.

ADMINISTRATION AGREEMENT WITH THE TRUST. The Trust and the Administrator have entered into an administration agreement (the "Administration Agreement"). Under the Administration Agreement, the Administrator provides the Trust with administrative services, including regulatory reporting and all necessary office space, equipment, personnel and facilities.

The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder. The Administration Agreement shall remain in effect with respect to the Funds until May 31, 2005 and shall continue in effect for successive periods of three years unless terminated by either party on not less than 90 days' written notice to the other party.

ADMINISTRATION FEES PAID TO THE ADMINISTRATOR. The Administrator provides the Trust with administrative services, including regulatory reporting and all necessary office space, equipment, personnel and facilities. For these administrative services, the Administrator is entitled to a fee, which is detailed below in the following schedule:

 ------------------------------------ ---------------------------------------
       FEE (AS A PERCENTAGE OF
   AGGREGATE AVERAGE ANNUAL ASSETS)           AGGREGATE TRUST ASSETS
 ------------------------------------ ---------------------------------------
               0.125%                           First $350 million
 ------------------------------------ ---------------------------------------
                0.10%                           Next $400 million
 ------------------------------------ ---------------------------------------
                0.08%                           Over $750 million
 ------------------------------------ ---------------------------------------

The foregoing fee is subject to a minimum annual fee of $400,000, subject to the following:

o For each Fund opened hereafter, the minimum annual fee will be increased by $75,000; and
o For each additional class of shares of a Fund established after the initial three (3) classes of shares per Fund, the minimum annual fee will be increased by $10,000.

The Trust is separately charged $8 per call for each incoming and outgoing investor service call. Further, if the Trust opens a Fund or a class directed toward retail investors, the Trust use of the Administrator's Voice Response Unit at the then-prevailing fee.


For the fiscal periods ended January 31, 2003, 2004 and 2005, the Administrator received the following fees:

--------------------------------------------------- ----------------------------------- -----------------------------------
                                                             FEES PAID (000)                    FEES WAIVED (000)
                                                    ----------------------------------- -----------------------------------
FUND                                                    2003        2004       2005        2003        2004        2005
--------------------------------------------------- ------------- ---------- ---------- ----------- ----------- -----------

Treasury Securities Money Market Fund                   $326        $286       $326         $0          $0          $0
--------------------------------------------------- ------------- ---------- ---------- ----------- ----------- -----------

Strategic Income Bond Fund                              $71          $72        $77         $0          $0          $0
--------------------------------------------------- ------------- ---------- ---------- ----------- ----------- -----------

Value Fund                                              $54          $61        $83         $0          $0          $0
--------------------------------------------------- ------------- ---------- ---------- ----------- ----------- -----------

Growth Fund                                             $32          $40        $55         $0          $0          $0
--------------------------------------------------- ------------- ---------- ---------- ----------- ----------- -----------

Burkenroad Fund                                          $2          $3         $7          $0          $0          $0
--------------------------------------------------- ------------- ---------- ---------- ----------- ----------- -----------


THE DISTRIBUTOR

GENERAL. SEI Investments Distribution Co. (the "Distributor"), a wholly-owned subsidiary of SEI, and the Trust are parties to a distribution agreement dated May 31, 2000 ("Distribution Agreement"). The principal business address of the Distributor is One Freedom Valley Drive, Oaks, Pennsylvania 19456.

The continuance of the Distribution Agreement must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Fund and (ii) by the vote of a majority of the Trustees who are not parties to the Distribution Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement will terminate automatically in the event of its assignment (as such term is defined in the 1940 Act), and is terminable at any time without penalty by the Trustees of the Trust or, with respect to any Fund, by a majority of the outstanding shares of that Fund, upon not more than 60 days' written notice by either party. The Distribution Agreement provides that the Distributor shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

THE DISTRIBUTION PLAN. The Distribution Plan (the "Plan") provides that Class A Shares of the Treasury Securities Money Market Fund pay the Distributor a fee of 0.25%, Class C Shares of the Strategic Income Bond Fund, Value Fund and Growth Fund each pay the Distributor a fee of 0.75%, and Class D Shares of the Burkenroad Fund pay the Distributor a fee of 0.25% of the average daily net assets of the shares. Under the Plan, the Distributor may make payments pursuant to written agreements to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies including, without limit, investment counselors, broker-dealers and the Distributor's affiliates and subsidiaries (collectively, "Agents") as compensation for services, reimbursement of expenses incurred in connection with distribution assistance. The Plan is characterized as a compensation plan since the distribution fee will be paid to the Distributor without regard to the distribution expenses incurred by the Distributor or the amount of payments made to other financial institutions and intermediaries. The Trust intends to operate the Plan in accordance with its terms and with the National Association of Securities Dealers (the "NASD") rules concerning sales charges.

The Trust has adopted the Plan in accordance with the provisions of Rule 12b-1 under the 1940 Act, which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. Continuance of the Plan must be approved annually by a majority of the Trustees of the Trust and by a majority of the Trustees who are not parties to the Distribution Agreement or interested persons (as defined by the 1940 Act) of any party to the Distribution Agreement ("Qualified Trustees"). The Plan requires that quarterly written reports of amounts spent under the Plan and the purposes of such expenditures be furnished to and reviewed by the Trustees. The Plan may not be amended to increase materially the amount that may be spent thereunder without approval by a majority of the outstanding shares of the affected Fund(s). All material amendments of the Plan will require approval by a majority of the Trustees of the Trust and of the Qualified Trustees.


For the fiscal periods ended January 31, 2003, 2004 and 2005, the Funds paid the following distribution fees:

-------------------------------------------------- --------------------------------------- -------------------------------
                                                              12B-1 FEES PAID                  12B-1 FEES RETAINED BY
                                                                                                    DISTRIBUTOR
                                                   --------------------------------------- -------------------------------
FUND                                                   2003         2004         2005       2003      2004        2005
-------------------------------------------------- ------------ ------------ ------------- ------- ----------- -----------
Treasury Securities  Money Market Fund
(Class A)                                           $111,458     $212,129      $183,163      $0     $86,974     $50,016
-------------------------------------------------- ------------ ------------ ------------- ------- ----------- -----------
Strategic Income Bond Fund (Class C)                  $152         $979          $831        $0        $0          $0
-------------------------------------------------- ------------ ------------ ------------- ------- ----------- -----------
Value Fund (Class C)                                  $178         $708         $2,759       $0        $0          $0
-------------------------------------------------- ------------ ------------ ------------- ------- ----------- -----------
Growth Fund (Class C)                                 $212         $840         $1,711       $0        $0          $0
-------------------------------------------------- ------------ ------------ ------------- ------- ----------- -----------
Burkenroad Fund (Class D)                             $665        $1,684        $5,255       $0        $0          $0
-------------------------------------------------- ------------ ------------ ------------- ------- ----------- -----------

* Not in operation for the period indicated.


DEALER REALLOWANCES. Class A Shares of the Funds are sold subject to a front-end sales charge as described in the prospectus. Selling dealers are normally reallowed 100% of the sales charge by the Distributor. The following table shows the amount of the front-end sales charge that is reallowed to dealers as a percentage of the offering price of Class A Shares.

--------------------------------- -----------------------------------------------------------------------------------
                                                 DEALER REALLOWANCE AS A PERCENTAGE OF OFFERING PRICE
                                  ---------------------------------------------------
                                               $50,000                      $250,000      $500,000
            FUND                     Less      but less      $100,000       but less      but less
                                     than        than      but less than      than          than        $1,000,000
                                   $50,000     $100,000      $250,000       $500,000     $1,000,000      and over
--------------------------------- ----------- ----------- --------------- ------------- ------------- ---------------
Treasury Securities Money
Market Fund                          None        None          None           None          None           None
--------------------------------- ----------- ----------- --------------- ------------- ------------- ---------------

--------------------------------- -----------------------------------------------------------------------------------
                                                 DEALER REALLOWANCE AS A PERCENTAGE OF OFFERING PRICE
--------------------------------- -----------------------------------------------------------------------------------
                                               $50,000                      $250,000      $500,000
            FUND                     Less      but less      $100,000       but less      but less
                                     than        than      but less than      than          than        $1,000,000
                                   $50,000     $100,000      $250,000       $500,000     $1,000,000      and over
--------------------------------- ----------- ----------- --------------- ------------- ------------- ---------------
Strategic Income Bond Fund          4.00%       3.25%         2.50%          1.75%         1.50%           None
--------------------------------- ----------- ----------- --------------- ------------- ------------- ---------------
Value Fund                          5.25%       4.50%         3.50%          2.50%         2.00%           None
--------------------------------- ----------- ----------- --------------- ------------- ------------- ---------------
Growth Fund                         5.25%       4.50%         3.50%          2.50%         2.00%           None
--------------------------------- ----------- ----------- --------------- ------------- ------------- ---------------
Burkenroad Fund                     5.25%       4.50%         3.50%          2.50%         2.00%           None
--------------------------------- ----------- ----------- --------------- ------------- ------------- ---------------


Dealers that are reallowed the entire amount of the sales charge may be deemed to be underwriters within the meaning of the 1933 Act for the purposes of assessing civil liability.

SHAREHOLDER SERVICES

The Funds have entered into shareholder servicing agreements with third-party service providers (including Hancock Bank) pursuant to which the service providers provide certain shareholder services to Class A, Class C, Class D and Institutional Sweep Class shareholders (the "Service Plan"). Under the Service Plan, service providers may perform, or may compensate other service providers for performing the following shareholder services: maintaining client accounts; arranging for bank wires; responding to client inquiries concerning services provided on investments; assisting clients in changing dividend options, account designations and addresses; sub-accounting; providing information on share positions to clients; forwarding shareholder communications to clients; processing purchase, exchange and redemption orders; and processing dividend payments. Under the Service Plan, the Funds may pay service providers a fee at a rate of up to 0.25% annually of the average daily net assets of the Funds attributable to Class A, Class C, Class D and Institutional Sweep Class Shares, respectively, subject to the arrangement for provision of shareholder and administrative services.


For the fiscal periods ended January 31, 2003, 2004 and 2005, the Funds paid the following shareholder servicing fees:

------------------------------------------------------------ ----------------------------------------------
                                                                               FEES PAID (000)
                                                             ----------------------------------------------
 FUND                                                              2003            2004            2005
------------------------------------------------------------ --------------- ---------------- -------------

 Treasury Securities Money Market Fund                             $298            $312            $389
------------------------------------------------------------ --------------- ---------------- -------------
 Strategic Income Bond Fund                                         $6              $13            $17
------------------------------------------------------------ --------------- ---------------- -------------
 Value Fund                                                         $5              $15            $37
------------------------------------------------------------ --------------- ---------------- -------------
 Growth Fund                                                        $3              $10            $26
------------------------------------------------------------ --------------- ---------------- -------------
 Burkenroad Fund                                                    $3              $6             $15
------------------------------------------------------------ --------------- ---------------- -------------

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP serves as independent registered public accounting firm for the Trust.


LEGAL COUNSEL

Morgan, Lewis & Bockius LLP serves as legal counsel for the Trust.

TRUSTEES AND OFFICERS OF THE TRUST


BOARD RESPONSIBILITIES. The management and affairs of the Trust and each of the Funds are supervised by the Trustees under the laws of the Commonwealth of Massachusetts. Each Trustee is responsible for the overseeing the Funds and each of the Trust's other series, which includes funds not described in this SAI. The Trustees have approved contracts, as described above, under which certain companies provide essential management services to the Trust.

MEMBERS OF THE BOARD. Set forth below are the names, dates of birth, position with the Trust, length of term of office, and their principal occupations for the last five years of each of the persons currently serving as Trustee of the Trust. Unless otherwise noted, the business address of each Trustee is SEI Investments Company, One Freedom Valley Drive, Oaks, Pennsylvania 19456.

INTERESTED TRUSTEES

ROBERT A. NESHER (DOB  08/17/46)  -- Chairman of the Board of  Trustees*  (since
1993) -- Currently performs various services on behalf of SEI Investments for which Mr. Nesher is compensated. Executive Vice President of SEI Investments, 1986-1994. Director and Executive Vice President of SIMC, the Administrator and the Distributor, 1981-1994. Trustee of The Advisors' Inner Circle Fund, Bishop Street Funds, The MDL Funds, SEI Global Master Fund, plc, SEI Global Assets Fund, plc, SEI Global Investments Fund, plc, SEI Investments Global, Limited, SEI Absolute Return Master Fund, L.P., SEI Opportunity Master Fund, L.P., SEI Absolute Return Fund, L.P., SEI Opportunity Fund, L.P., SEI Asset Allocation Trust, SEI Index Funds, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.

WILLIAM M. DORAN (DOB 05/26/40) -- Trustee* (since 1993) -- 1701 Market Street, Philadelphia, PA 19103. Self-employed Consultant since 2003. Partner, Morgan, Lewis & Bockius LLP (law firm) from 1976-2003, counsel to the Trust, SEI Investments, the Administrator and the Distributor. Director of the Distributor since 2003. Director of SEI Investments since 1974; Secretary of SEI Investments since 1978. Trustee of The Advisors' Inner Circle Fund, The MDL Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust., SEI Investments
- Global Fund Services Limited, SEI Investments Global Limited.

--------------------------
* Messrs. Nesher and Doran are Trustees who may be deemed to be "interested" persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Trust's Distributor.

INDEPENDENT TRUSTEES

CHARLES E. CARLBOM (DOB 08/20/34) - Trustee (since 2005) - Self-Employed Business Consultant, Business Projects Inc. since 1997. CEO and President, United Grocers Inc. from 1997 to 2000. Director of Crown Pacific Inc. and Trustee of The Advisors' Inner Circle Fund and The MDL Funds.

JOHN T. COONEY (DOB 01/20/27) -- Trustee (since 1993) -- Vice Chairman of Ameritrust Texas N.A., 1989-1992, and MTrust Corp., 1985-1989. Trustee of The Advisors' Inner Circle Fund and The MDL Funds.

MITCHELL A. JOHNSON (DOB 03/01/42) - Trustee (since 2005) - Retired. Director, Federal Agricultural Mortgage Corporation and Trustee of The Advisors' Inner Circle Fund and The MDL Funds.

BETTY L. KRIKORIAN (DOB 01/23/43) - Trustee (since 2005) - Self-Employed Legal and Financial Services Consultant since 2003. In-house Counsel, State Street Bank Global Securities and Cash Operations from 1995 to 2003. Trustee of The Advisors' Inner Circle Fund and The MDL Funds.

ROBERT A. PATTERSON (DOB 11/05/17) -- Trustee (Since 1993) -- Pennsylvania State University, Senior Vice President, Treasurer (Emeritus); Financial and Investment Consultant, Professor of Transportation since 1984; Vice President-Investments, Treasurer, Senior Vice President (Emeritus), 1982-1984. Director, Pennsylvania Research Corp.; Member and Treasurer (Emeritus), Board of Trustees of Grove City College. Trustee of The Advisors Inner Circle Fund and The MDL Funds.

EUGENE B. PETERS (DOB 06/03/29) -- Trustee (Since 1993) -- Private investor from 1987 to present. Vice President and Chief Financial Officer, Western Company of North America (petroleum service company), 1980-1986. President of Gene Peters and Associates (import company), 1978-1980. President and Chief Executive Officer of Jos Schlitz Brewing Company before 1978. Trustee of the Advisors' Inner Circle Fund and The MDL Funds.

JAMES M. STOREY (DOB 04/12/31) -- Trustee (Since 1993) -- Attorney, Solo Practitioner since 1994. Trustee of The Advisors Inner Circle Fund, The MDL Funds, Massachusetts Health and Education Tax-Exempt Trust, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust, U.S. Charitable Gift Trust.

GEORGE J. SULLIVAN, JR. (DOB 11/13/42) -- Trustee (Since 1999) -- Self Employed Consultant, Newfound Consultants Inc. since April 1997. Trustee, State Street Navigator Securities Lending Trust, The Advisors Inner Circle Fund, The MDL Funds, SEI Absolute Return Master Fund, LP, SEI Asset Allocation Trust, SEI Absolute Return Fund, L.P., SEI Opportunity Fund, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Opportunity Master Fund and SEI Tax Exempt Trust.

BOARD STANDING COMMITTEES. The Board has established the following standing committees:

o AUDIT COMMITTEE. The Board has a standing Audit Committee is composed of each of the independent Trustees of the Trust. The Audit Committee operates under a written charter approved by the Board. The principal responsibilities of the Audit Committee include: recommending which firm to engage as the Trust's independent registered public accounting firm and whether to terminate this relationship; reviewing the independent registered public accounting firm's compensation, the proposed scope and terms of its engagement, and the firm's independence; pre-approving audit and non-audit services provided by the Trust's independent registered public accounting firm to the Trust and certain other affiliated entities; serving as a channel of communication between the independent registered public accounting firm and the Trustees; reviewing the results of each external audit, including any qualifications in the independent registered public accounting firm's opinion, any related management letter, management's responses to recommendations made by the independent registered public accounting firm in connection with the audit, reports submitted to the Committee by the internal auditing department of the Trust's Administrator that are material to the Trust as a whole, if any, and management's responses to any such reports; reviewing the Trust's audited financial statements and considering any significant disputes between the Trust's management and the independent registered public accounting firm that arose in connection with the preparation of those financial statements; considering, in consultation with the independent registered public accounting firm and the Trust's senior internal accounting executive, if any, the independent registered public accounting firm's report on the adequacy of the Trust's internal financial controls; reviewing, in consultation with the Trust's independent registered public accounting firm, major changes regarding auditing and accounting principles and practices to be followed when preparing the Trust's financial statements; and other audit related matters. Messrs. Cooney, Patterson, Peters, Storey and Sullivan currently serve as members of the Audit Committee. The Audit Committee meets periodically, as necessary, and met four times in the most recently completed Trust fiscal year.

o FAIR VALUE PRICING COMMITTEE. The Board has a standing Fair Value Pricing Committee that is composed of at least one Trustee and various representatives of the Trust's service providers, as appointed by the Board. The Fair Value Pricing Committee operates under procedures approved by the Board. The principal responsibilities of the Fair Value Pricing Committee are to determine the fair value of securities for which current market quotations are not readily available. The Fair Value Pricing Committee's determinations are reviewed by the Board. Mr. Nesher currently serves as the Board's delegate on the Fair Value Pricing Committee. The Fair Value Pricing Committee meets periodically, as necessary, and met once during the most recently completed Trust fiscal year.

o NOMINATING COMMITTEE. The Board has a standing Nominating Committee that is composed of each of the independent Trustees of the Trust. The principal responsibility of the Nominating Committee is to consider, recommend and nominate candidates to fill vacancies on the Trust's Board, if any. The Nominating Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Trust's office. Messrs. Cooney, Patterson, Peters, Storey and Sullivan currently serve as members of the Nominating Committee. The Nominating Committee meets periodically, as necessary, and met once during the most recently completed Trust fiscal year.


BOARD CONSIDERATIONS IN APPROVING THE ADVISORY AGREEMENT. As discussed in the section of this SAI entitled "The Adviser, Transfer Agent and Custodian" the Board continuance of the Advisory Agreement must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Funds and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board of Trustees calls and holds a meeting to decide whether to renew the Advisory Agreement for the upcoming year. In preparation for the meeting, the Board requests and reviews a wide variety of information from the Adviser. The Trustees use this information, as well as other information that the Adviser and other Fund service providers may submit to the Board, to help them decide whether to renew the Advisory Agreement for another year.

Before this year's meeting, the Board requested and received written materials from the Adviser about: (a) the quality of the Adviser's investment management and other services; (b) the Adviser's investment management personnel; (c) the Adviser's operations and financial condition; (d) the Adviser's brokerage practices  (including any soft dollar  arrangements) and investment  strategies;
(e) the level of the advisory fees that the Adviser charges the Fund compared with the fees it charges to comparable mutual funds or accounts (if any); (f) the Fund's overall fees and operating expenses compared with similar mutual funds; (g) the level of the Adviser's profitability from its Fund-related operations; (h) the Adviser's compliance systems; (i) the Adviser's policies on and compliance procedures for personal securities transactions; (j) the Adviser's reputation, expertise and resources in domestic financial markets; and
(k) the Fund's performance compared with similar mutual funds.

At the meeting, representatives from the Adviser presented additional oral and written information to the Board to help the Board evaluate the Adviser's fee and other aspects of the Agreement. Other Fund service providers also provided the Board with additional information at the meeting. The Trustees then discussed the written materials that the Board received before the meeting and the Adviser's oral presentation and any other information that the Board received at the meeting, and deliberated on the renewal of the Advisory Agreement in light of this information. In its deliberations, the Board did not identify any single piece of information that was all-important, controlling or determinative of its decision.

Based  on the  Board's  deliberations  and  its  evaluation  of the  information described above, the Board, including all of the independent Trustees, unanimously: (a) concluded that terms of the Agreement are fair and reasonable;
(b) concluded that the Adviser's fees are reasonable in light of the services that the Adviser provides to each Fund; and (c) agreed to renew the Advisory Agreement for another year.


FUND SHARES OWNED BY BOARD MEMBERS. The following table shows the dollar amount range of each Trustee's "beneficial ownership" of shares of each of the Funds as of the end of the most recently completed calendar year. Dollar amount ranges disclosed are established by the SEC. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act. The Trustees and officers of the Trust own less than 1% of the outstanding shares of the Trust.

---------------------- ------------------------------------------ ----------------------- --------------------------
                                                                                               AGGREGATE DOLLAR
                                                                     DOLLAR RANGE OF           RANGE OF SHARES
        NAME                             FUND                         FUND SHARES*               (ALL FUNDS)*
---------------------- ------------------------------------------ ----------------------- --------------------------
INTERESTED TRUSTEES
--------------------------------------------------------------------------------------------------------------------
                        Treasury Securities Money Market Fund               None
                       ------------------------------------------ -----------------------
                        Strategic Income Bond Fund                          None
                       ------------------------------------------ -----------------------
 Nesher                 Value Fund                                          None                   None
                       ------------------------------------------ -----------------------
                        Growth Fund                                         None
                       ------------------------------------------ -----------------------
                        Burkenroad Fund                                     None
--------------------------------------------------------------------------------------------------------------------
                        Treasury Securities Money Market Fund               None
                       ------------------------------------------ -----------------------
                        Strategic Income Bond Fund                          None
                       ------------------------------------------ -----------------------
 Doran                  Value Fund                                          None                   None
                       ------------------------------------------ -----------------------
                        Growth Fund                                         None
                       ------------------------------------------ -----------------------
                        Burkenroad Fund                                     None
--------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------------------------------------------
                        Treasury Securities Money Market Fund               N/A
                       ------------------------------------------ -----------------------
                        Strategic Income Bond Fund                          N/A
                       ------------------------------------------ -----------------------
 Carlbom**              Value Fund                                          N/A                      None
                       ------------------------------------------ -----------------------
                        Growth Fund                                         N/A
                       ------------------------------------------ -----------------------
                        Burkenroad Fund                                     N/A
--------------------------------------------------------------------------------------------------------------------
                        Treasury Securities Money Market Fund               None
                       ------------------------------------------ -----------------------
                        Strategic Income Bond Fund                          None
                       ------------------------------------------ -----------------------
Cooney                  Value Fund                                          None                     None
                       ------------------------------------------ -----------------------
                        Growth Fund                                         None
                       ------------------------------------------ -----------------------
                        Burkenroad Fund                                     None
--------------------------------------------------------------------------------------------------------------------
                        Treasury Securities Money Market Fund               N/A
                       ------------------------------------------ -----------------------
                        Strategic Income Bond Fund                          N/A
                       ------------------------------------------ -----------------------
Johnson**               Value Fund                                          N/A                      None
                       ------------------------------------------ -----------------------
                        Growth Fund                                         N/A
                       ------------------------------------------ -----------------------
                        Burkenroad Fund                                     N/A
--------------------------------------------------------------------------------------------------------------------
                        Treasury Securities Money Market Fund               N/A
                       ------------------------------------------ -----------------------
                        Strategic Income Bond Fund                          N/A
                       ------------------------------------------ -----------------------
Krikorian**             Value Fund                                          N/A                      None
                       ------------------------------------------ -----------------------
                        Growth Fund                                         N/A
                       ------------------------------------------ -----------------------
                        Burkenroad Fund                                     N/A
--------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------------------------------------------
                                                                                                AGGREGATE DOLLAR
                                                                      DOLLAR RANGE OF            RANGE OF SHARES
        NAME                             FUND                           FUND SHARES*               (ALL FUNDS)*
---------------------- ------------------------------------------ ----------------------- --------------------------
                        Treasury Securities Money Market Fund               None
                       ------------------------------------------ -----------------------
                        Strategic Income Bond Fund                          None
                       ------------------------------------------ -----------------------
 Patterson              Value Fund                                          None                     None
                       ------------------------------------------ -----------------------
                        Growth Fund                                         None
                       ------------------------------------------ -----------------------
                        Burkenroad Fund                                     None
--------------------------------------------------------------------------------------------------------------------
                        Treasury Securities Money Market Fund               None
                       ------------------------------------------ -----------------------
                        Strategic Income Bond Fund                          None
                       ------------------------------------------ -----------------------
Peters                  Value Fund                                          None                     None
                       ------------------------------------------ -----------------------
                        Growth Fund                                         None
                       ------------------------------------------ -----------------------
                        Burkenroad Fund                                     None
--------------------------------------------------------------------------------------------------------------------
                        Treasury Securities Money Market Fund               None
                       ------------------------------------------ -----------------------
                        Strategic Income Bond Fund                          None
                       ------------------------------------------ -----------------------
Storey                  Value Fund                                          None                     None
                       ------------------------------------------ -----------------------
                        Growth Fund                                         None
                       ------------------------------------------ -----------------------
                        Burkenroad Fund                                     None
--------------------------------------------------------------------------------------------------------------------
                        Treasury Securities Money Market Fund               None
                       ------------------------------------------ -----------------------
                        Strategic Income Bond Fund                          None
                       ------------------------------------------ -----------------------
Sullivan                Value Fund                                          None                     None
                       ------------------------------------------ -----------------------
                        Growth Fund                                         None
                       ------------------------------------------ -----------------------
                        Burkenroad Fund                                     None
--------------------------------------------------------------------------------------------------------------------

*        Valuation date is December 31, 2004.
**       Elected on February 18, 2005.

BOARD COMPENSATION. The following table exhibits Trustee compensation for the fiscal period ended January 31, 2005.

============================= =================== ==================== ================= ===============================
                                  AGGREGATE            PENSION OR
                                COMPENSATION           RETIREMENT                              TOTAL COMPENSATION
                                FROM THE TRUST          BENEFITS          ESTIMATED            FROM TRUST AND FUND
                                FOR THE FISCAL       ACCRUED AS PART        ANNUAL               COMPLEX PAID TO
                                  YEAR ENDED             OF FUND         BENEFITS UPON       TRUSTEES FOR THE FISCAL
NAME OF TRUSTEE                    1/31/05              EXPENSES          RETIREMENT          YEAR ENDED 1/31/05 (1)
============================= =================== ==================== ================= ===============================

INTERESTED TRUSTEES
============================= =================== ==================== ================= ===============================

Robert A. Nesher*               $0                         N/A                N/A         $0 for service on one (1)
                                                                                          board
============================= =================== ==================== ================= ===============================

William M. Doran*               $0                         N/A                N/A         $0 for service on one (1)
                                                                                          board
============================= =================== ==================== ================= ===============================

INDEPENDENT TRUSTEES
========================================================================================================================

Charles E. Carlbom**                 N/A                  N/A                N/A          N/A

============================= =================== ==================== ================= ===============================

John T. Cooney                      $3,432                N/A                N/A          $3,432 for service on one
                                                                                          (1) board
============================= =================== ==================== ================= ===============================

============================= =================== ==================== ================= ===============================
                                  AGGREGATE            PENSION OR
                                COMPENSATION           RETIREMENT                              TOTAL COMPENSATION
                                FROM THE TRUST          BENEFITS          ESTIMATED            FROM TRUST AND FUND
                                FOR THE FISCAL       ACCRUED AS PART        ANNUAL               COMPLEX PAID TO
                                  YEAR ENDED             OF FUND         BENEFITS UPON       TRUSTEES FOR THE FISCAL
NAME OF TRUSTEE                    1/31/05              EXPENSES          RETIREMENT          YEAR ENDED 1/31/05 (1)
============================= =================== ==================== ================= ===============================

Mitchell A. Johnson**                N/A                  N/A                N/A          N/A

============================= =================== ==================== ================= ===============================

Betty L. Krikorian**                 N/A                  N/A                N/A          N/A

============================= =================== ==================== ================= ===============================

Robert Patterson                    $3,432                N/A                N/A          $3,432 for service on one
                                                                                          (1) board
============================= =================== ==================== ================= ===============================

Eugene B. Peters                    $3,432                N/A                N/A          $3,432 for service on one
                                                                                          (1) board
============================= =================== ==================== ================= ===============================

James M. Storey                     $3,432                N/A                N/A          $3,432 for service on one
                                                                                          (1) board
============================= =================== ==================== ================= ===============================

George J. Sullivan                  $3,432                N/A                N/A          $3,432 for service on one
                                                                                          (1) board
------------------------------------------------------------------------------------------------------------------------

(1)  The  Advisors' Inner Circle  Fund II is the only Trust in the Fund Complex.
 *   A  Trustee  who  is  an   "interested  person"  as defined by the 1940 Act.
 **  Elected on February 18, 2005.

TRUST OFFICERS. The officers of the Trust, their respective dates of birth, and their principal occupations for the last five years are set forth below. Unless otherwise noted, the business address of each officer is SEI Investments Company, One Freedom Valley Drive, Oaks, Pennsylvania 19456. The officers of the Trust also serve as officers to one or more mutual funds for which SEI Investments Company or its affiliates acts as investment manager, administrator or distributor. None of the officers receive compensation from the Trust for their services.

JAMES F. VOLK (08/28/62) - President (since 2003) - Senior Operations Officer of SEI Investments Fund Accounting and Administration since February 1996.
Assistant Chief Accountant at the U.S. Securities & Exchange Commission from 1993 to 1996. Audit Manager at Coopers & Lybrand LLP from 1985 to 1993.

PETER GOLDEN (DOB  06/27/64) - Controller  and Chief  Financial  Officer  (since
2001) - Accounting Director of the Administrator since June 2001. Vice President of Funds Administration at J.P. Morgan Chase & Co. from 2000 to 2001. Vice President of Pension and Mutual Fund Accounting at Chase Manhattan Bank from 1997 to 2000. Administrative Officer of Mutual Fund Servicing at Brown Brothers Harriman & Co. prior to 1997.

WILLIAM E. ZITELLI, JR. (DOB 06/14/68) - Chief Compliance Officer (since 2004) - Assistant Secretary of the Administrator and Distributor from August 2000 to 2004. Vice President at Merrill Lynch & Co. Asset Management Group from 1998 to 2000. Associate at Pepper Hamilton LLP (law firm) from 1997 to 1998. Associate at Reboul, MacMurray, Hewitt, Maynard & Kristol (law firm) from 1994 to 1997.

TIMOTHY D. BARTO (DOB 03/28/68) - Vice President and Assistant  Secretary (since
2000) - Employed by SEI Investments since October 1999. General Counsel, Vice President and Secretary of the

Administrator since 2001 and Assistant Secretary of the Distributor since December 1999. Associate at Dechert Price & Rhoads (law firm) from 1997 to 1999.

PHILIP T. MASTERSON (DOB 03/12/64) - Vice President and Assistant Secretary (since 2004) - Employed by SEI Investments Company since August 2004. General Counsel at Citco Mutual Fund Services from 2003 to 2004. Vice President and Associate Counsel at OppenheimerFunds from 2001 to 2003, after serving as Vice President and Assistant Counsel from 1997 to 2001.

JAMES  NDIAYE - (DOB  09/11/68)  Vice  President  and  Secretary  (since 2004) -
Employed by SEI Investments Company since October 2004. Vice President at Deutsche Asset Management from 2003 to 2004. Associate at Morgan, Lewis & Bockius LLP (law firm) from 2000 to 2003. Counsel and Assistant Vice President at ING Variable Annuities Group from 1999 to 2000. Senior Counsel at The Dreyfus Corporation from 1997 to 1999. Assistant General Counsel at Prudential Securities from 1994 to 1997. Staff Attorney at the National Association of Securities Dealers, Inc. from 1992 to 1994.


PURCHASING SHARES

Purchases and redemptions may be made through the Distributor on a day on which the New York Stock Exchange ("NYSE") (and the Federal Reserve for the Money Market Funds) and Hancock Bank are open for business (a "Business Day"). Shares of the Funds are offered on a continuous basis. Currently, the Funds are closed for business when the following holidays are observed: New Year's Day, Martin Luther King Jr. Day, President's Day, the Tuesday before Ash Wednesday ("Mardi Gras"), Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving, and Christmas.

REDEEMING SHARES

It is currently the Funds' policy to pay all redemptions in cash. Each Fund retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in-kind of securities held by a Fund in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions. The Trust has obtained an exemptive order from the SEC that permits a Fund to make in-kind redemptions to those shareholders of the Fund that are affiliated with the Trust solely by their ownership of a certain percentage of the Trust's investment portfolios.

A shareholder will at all times be entitled to aggregate cash redemptions from all Funds of the Trust during any 90-day period of up to the lesser of $250,000 or 1% of the Trust's net assets.

Each Fund reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period on which trading on the NYSE is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which the disposal or valuation of a Fund's securities is not reasonably practicable, or for such other periods as the SEC has by order permitted. Each Fund also reserves the right to suspend sales of shares of any Fund for any period during which the NYSE, the Adviser, the Administrator, the Transfer Agent and/or the Custodian are not open for business.

Trading takes place in various markets on days that are not Business Days and the Funds' net asset values are not calculated. As a result, events affecting the values of the Funds' securities that occur between the time their prices are determined and the close of the NYSE will not be reflected in a Funds' calculation of net asset values unless the Adviser determines that the particular event may materially affect net asset value, in which case an adjustment will be made.

DETERMINATION OF NET ASSET VALUE

GENERAL POLICY. Each of the Funds adheres to Section 2(a)(41), and Rule 2a-4 thereunder, of the 1940 Act with respect to the valuation of portfolio securities. In general, securities for which market quotations are readily available are valued at current market value, and all other securities are valued at fair value as determined in good faith using methods approved by the Trust's Board of Trustees. In complying with the 1940 Act, the Trust relies on guidance provided by the SEC and by the SEC staff in various interpretive letters and other guidance.

EQUITY SECURITIES. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available, including securities traded over the counter, are valued at the official closing price or the last quoted sale price on the principal exchange or market (foreign or domestic) on which they are traded on valuation date (or at 4:00 p.m., Eastern Time if a security's principal exchange is normally open at that time). If there is no official closing price and there is no such reported sale on the valuation date, the security is valued at the most recent quoted bid price. If such prices are not available, the security will be valued at fair value as determined in good faith using methods approved by the Trust's Board of Trustees.

MONEY MARKET SECURITIES AND OTHER DEBT SECURITIES. If available, money market securities and other debt securities are priced based upon valuations provided by recognized independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. money market securities and other debt securities with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. If such prices are not available, the security will be valued at fair value as determined in good faith using methods approved by the Trust's Board of Trustees.

USE OF THIRD-PARTY INDEPENDENT PRICING AGENTS. Pursuant to contracts with the Trust's Administrator, prices for most securities held by the Funds are provided daily by third-party independent pricing agents that are approved by the Board of Trustees of the Trust. The valuations provided by third-party independent pricing agents are reviewed daily by the Administrator.

TAXES

The following is only a summary of certain federal income tax considerations generally affecting a Fund and its shareholders that are not described in the Fund's prospectus(es). No attempt is made to present a detailed explanation of the tax treatment of a Fund or its shareholders, and the discussion here and in the Fund's prospectus is not intended as a substitute for careful tax planning. Shareholders are urged to consult their tax advisors with specific reference to their own tax situations, including their state and local tax liabilities.

FEDERAL INCOME TAX TREATMENT OF DIVIDENDS AND DISTRIBUTIONS. The following general discussion of certain federal income tax consequences is based on the Internal Revenue Code of 1986, as amended (the "Code") and the regulations issued thereunder as in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

QUALIFICATIONS AS A REGULATED INVESTMENT COMPANY. Each Fund intends to qualify and elects to be treated as a "regulated investment company" ("RIC") under Subchapter M of the Code. By following such a policy, each Fund expects to eliminate or reduce to a nominal amount the federal taxes to which it may be subject. The Board reserves the right not to maintain the qualification of the Fund as a RIC if it determines such course of action to be beneficial to shareholders.


In order to be taxable as a RIC, the Fund must distribute at least 90% of its net investment income (which, includes dividends, taxable interest, and the excess of net short-term capital gains over net long-term capital losses, less operating expenses) and at least 90% of its net tax exempt interest income, for each tax year, if any, to its shareholders and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of a Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock or securities or foreign currencies, or certain other income; (ii) at the close of each quarter of each Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with such other securities limited, in respect to any one issuer, to an amount that does not exceed 5% of the value of the Fund's assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iii) at the close of each quarter of each Fund's taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer, the securities (other than the securities of other RICs) of two or more issuers that the Fund controls and that are engaged in the same, similar or related trades or business, or the securities of one or more qualified publicly traded partnerships.


Although each Fund intends to distribute substantially all of its net investment income and may distribute its capital gains for any taxable year, each Fund will be subject to federal income taxation to the extent any such income or gains are not distributed.

If a Fund fails to qualify for any taxable year as a RIC, all of its taxable income will be subject to tax at regular corporate income tax rates without any deduction for distributions to shareholders, and such distributions generally will be taxable to shareholders as ordinary dividends or as qualified dividend income to the extent of the Fund's current and accumulated earnings and profits. In this event, distributions generally will be eligible for the dividends-received deduction for corporate shareholders or, in the case of qualified dividend income, for reduced tax rates for individual taxpayers.

Each Fund may invest in complex securities. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by a Fund are treated as ordinary income or capital gain, accelerate the recognition of income to a Fund and/or defer a Fund's ability to recognize losses. In turn, those rules may affect the amount, timing or character of the income distributed to you by a Fund.

A Fund may derive capital gains and losses in connection with sales or other dispositions of its portfolio of securities. Distributions of net short-term capital gains will be taxable to you as ordinary income. Distributions of net long-term capital gains will be taxable to you as long-term capital gain regardless of how long you have held your shares. Distributions by a Fund of investment company taxable income (excluding net short-term capital gains), if any, whether received in cash or additional shares, will be taxable to you as ordinary income (to the extent of the current or accumulated earnings and profits of the Fund) or as qualified dividend income (eligible for the reduced maximum rate to individuals of generally 15% (5% for individuals in lower tax brackets)) to the extent that the Fund receives qualified dividend income. Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations (e.g., generally, foreign corporations incorporated in a possession of the United States or in certain countries with a comprehensive tax treaty with the United States, or the stock of which is readily tradable on an established securities market in the United States). Under current law, the lower tax rates applicable to qualified dividend income will not apply in taxable years beginning after December 31, 2008.

A Fund will inform you of the amount of your ordinary income dividends, qualified dividend income, and capital gain distributions, if any, at the time they are paid and will advise you of their tax status for federal income tax purposes shortly after the close of each calendar year. If you have not held Fund shares for a full year, a Fund may designate and distribute to you, as ordinary income or capital gain, a percentage of income that is not equal to the actual amount of such income earned during the period of your investment in the Fund.

If a Fund's distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder's cost basis in a Fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

For corporate investors in some of the Funds, dividend distributions that a Fund designates to be from dividends received from qualifying domestic corporations will be eligible for the corporate dividends-received deduction to the extent they would qualify if the Fund was a regular corporation.

Redemptions and exchanges of Fund shares may be taxable transactions for federal and state income tax purposes. If you hold your shares as a capital asset, the gain or loss that you realize will be capital gain or loss and will be long-term or short-term, generally depending on how long you hold your shares. Any loss incurred on the redemption or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gains distributed to you by a Fund on such shares. All or a portion of any loss that you realize upon the redemption of your Fund shares will be disallowed to the extent that you buy other shares in the Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares you buy.

In certain cases, a Fund will be required to withhold, and remit to the United States Treasury, 28% of any distributions paid to a shareholder who (1) has failed to provide a correct taxpayer identification number, (2) is subject to backup withholding by the Internal Revenue Service, (3) has not certified to that Fund that such shareholder is not subject to backup withholding or (4) has failed to certify that he or she is a U.S. citizen or resident alien.

FEDERAL EXCISE TAX. If a Fund fails to distribute in a calendar year at least 98% of its ordinary income for the year and 98% of its capital gain net income (the excess of short- and long-term capital gains over short- and long-term capital losses) for the one-year period ending October 31 of that year (and any retained amount from the prior calendar year on which the Fund paid no federal income tax), the Fund will be subject to a nondeductible 4% federal excise tax on the undistributed amounts. Each Fund intends to make sufficient distributions to avoid imposition of this tax, or to retain, at most its net capital gains and pay tax thereon.

STATE TAXES. No Fund is liable for any income or franchise tax in Massachusetts if it qualifies as a RIC for federal income tax purposes. Distributions by any Fund to shareholders and the ownership of shares may be subject to state and local taxes. Shareholders are urged to consult their tax advisors regarding state and local taxes applicable to an investment in a Fund.

Many states grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment requirements that must be met by a fund. Investment in Ginnie Mae or Fannie Mae securities, banker's acceptances, commercial paper, and repurchase agreements collateralized by U.S. government securities do not generally qualify for such tax-free treatment. The rules on exclusion of this income are different for corporate shareholders.

FUND TRANSACTIONS

BROKERAGE TRANSACTIONS. Generally, equity securities are bought and sold through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer's mark-up or reflect a dealer's mark-down. Money Market Securities and other debt securities are usually bought and sold directly from the issuer or an underwriter or market maker for the securities. Generally, a Fund will not pay brokerage commissions for such purchases. When a debt security is bought from an underwriter, the purchase price will usually include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer's mark up or reflect a dealer's mark down. When a Fund executes transactions in the over-the-counter market, it will generally deal with primary market makers unless prices that are more favorable are otherwise obtainable.


In addition, the Adviser may place a combined order for two or more accounts it manages, including a Fund, engaged in the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or Fund. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or the Fund may obtain, it is the opinion of the Adviser that the advantages of combined orders outweigh the possible disadvantages of separate transactions. Nonetheless, the Adviser believes that the ability of a Fund to participate in higher volume transactions will generally be beneficial to the Funds.

For the fiscal years ended January 31, 2003, 2004 and 2005, the Funds paid the following aggregate brokerage commissions on fund transactions:

--------------------------------------------- ----------------------------------------------------------------------
                                                      AGGREGATE DOLLAR AMOUNT OF BROKERAGE COMMISSIONS PAID
 FUND                                         ----------------------------------------------------------------------
                                                        2003                    2004                  2005
--------------------------------------------- ------------------------- --------------------- ----------------------
 Treasury Securities Money Market Fund                 $78,248                 $27,046                  $0
--------------------------------------------- ------------------------- --------------------- ----------------------
 Strategic Income Bond Fund                             $1,807                  $1,851                  $0
--------------------------------------------- ------------------------- --------------------- ----------------------
 Value Fund                                            $122,013                $154,402              $165,460
--------------------------------------------- ------------------------- --------------------- ----------------------
 Growth Fund                                           $88,282                 $93,194               $117,744
--------------------------------------------- ------------------------- --------------------- ----------------------
 Burkenroad Fund                                        $7,784                  $7,563                $20,708
--------------------------------------------- ------------------------- --------------------- ----------------------


BROKERAGE SELECTION. The Trust does not expect to use one particular broker or dealer, and when one or more brokers is believed capable of providing the best combination of price and execution, the Funds' Adviser may select a broker based upon brokerage or research services provided to the Adviser. The Adviser may pay a higher commission than otherwise obtainable from other brokers in return for such services only if a good faith determination is made that the commission is reasonable in relation to the services provided.

Section 28(e) of the 1934 Act permits the Adviser, under certain circumstances, to cause each Fund to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. In addition to agency transactions, the Adviser may receive brokerage and research services in connection with certain riskless principal transactions, in accordance with applicable SEC guidance. Brokerage and research services include: (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, Fund strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody). In the case of research services, the Adviser believes that access to independent investment research is beneficial to their investment decision-making processes and, therefore, to each Fund.

To the extent research services may be a factor in selecting brokers, such services may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic, or institutional areas and information which assists in the valuation and pricing of investments. Examples of research-oriented services for which the adviser might utilize Fund commissions include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. The Adviser may use research services furnished by brokers in servicing all client accounts and not all services may necessarily be used in connection with the account that paid commissions to the broker providing such services. Information so received by the Adviser will be in addition to and not in lieu of the services required to be performed by the Funds' Adviser under the Advisory Agreement. Any advisory or other fees paid to the Adviser are not reduced as a result of the receipt of research services.

In some cases the Adviser may receive a service from a broker that has both a "research" and a "non-research" use. When this occurs, the Adviser makes a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while the Adviser will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the Adviser faces a potential conflict of interest, but the Adviser believes that its allocation procedures are reasonably designed to ensure that it appropriately allocates the anticipated use of such services to their research and non-research uses.

From time to time, the Funds may purchase new issues of securities for clients in a fixed price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling securities, provide the adviser with research services. The NASD has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the seller will provide research "credits" in these situations at a rate that is higher than that which is available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e).

For the Trust's most recently completed fiscal year, the Funds paid the following commissions on brokerage transactions directed to brokers pursuant to an agreement or understanding whereby the broker provides research or other brokerage services to the Adviser:

------------------------------------------------ ---------------------------------- ----------------------------------
                                                                                          TOTAL DOLLAR AMOUNT OF
                                                       TOTAL DOLLAR AMOUNT OF             TRANSACTIONS INVOLVING
                                                        BROKERAGE COMMISSIONS              BROKERAGE COMMISSIONS
 FUND                                                   FOR RESEARCH SERVICES              FOR RESEARCH SERVICES
------------------------------------------------ ---------------------------------- ----------------------------------
 Treasury Securities Money Market Fund                          $0                                 $0
------------------------------------------------ ---------------------------------- ----------------------------------
 Strategic Income Bond Fund                                     $0                                 $0
------------------------------------------------ ---------------------------------- ----------------------------------
 Value Fund                                                  $165,455                         $107,329,835
------------------------------------------------ ---------------------------------- ----------------------------------
 Growth Fund                                                 $117,741                          $68,649,236
------------------------------------------------ ---------------------------------- ----------------------------------
 Burkenroad Fund                                             $ 20,664                          $10,442,986
------------------------------------------------ ---------------------------------- ----------------------------------


BROKERAGE WITH FUND AFFILIATES. A Fund may execute brokerage or other agency transactions through registered broker-dealer affiliates of either the Fund, the Adviser or the Distributor for a commission in conformity with the 1940 Act, the 1934 Act and rules promulgated by the SEC. These rules further require that commissions paid to the affiliate by the Fund for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." The Trustees, including those who are not "interested persons" of the Fund, have adopted procedures for evaluating the reasonableness of commissions paid to affiliates and review these procedures periodically.


For the fiscal years ended January 31, 2003, 2004 and 2005, the Funds paid the following aggregate brokerage commissions on fund transactions effected by affiliated brokers. All amounts shown were paid to the Distributor and reflect fees paid in connection with Fund repurchase agreement transactions.

---------------------------------- --------------------------------- ----------------------- -------------------------
                                                                      PERCENTAGE OF TOTAL      PERCENTAGE OF TOTAL
                                      AGGREGATE DOLLAR AMOUNT OF           BROKERAGE                BROKERAGE
                                      BROKERAGE COMMISSIONS PAID       COMMISSIONS PAID        TRANSACTIONS EFFECTED
                                       TO AFFILIATED BROKERS ($)        TO AFFILIATED            THROUGH AFFILIATED
                                                                           BROKERS (%)               BROKERS (%)
                                   --------------------------------- ----------------------- -------------------------
 FUND                                 2003        2004       2005              2005                     2005
---------------------------------- ---------- ----------- ---------- ----------------------- -------------------------
 Treasury Securities Money
 Market Fund                         78,248      27,046        0                0%                       0%
---------------------------------- ---------- ----------- ---------- ----------------------- -------------------------
 Strategic Income Bond Fund           1,807      1,851         0                0%                       0%
---------------------------------- ---------- ----------- ---------- ----------------------- -------------------------
 Value Fund                            335        193       22,961             14%                      16%
---------------------------------- ---------- ----------- ---------- ----------------------- -------------------------
 Growth Fund                           300        211       14,196             12%                      28%
---------------------------------- ---------- ----------- ---------- ----------------------- -------------------------
 Burkenroad Fund                       28          28        8,439             32%                      61%
---------------------------------- ---------- ----------- ---------- ----------------------- -------------------------

SECURITIES OF "REGULAR BROKER-DEALERS." The Trust is required to identify any securities of its "regular brokers or dealers" (as such term is defined in the 1940 Act) which the Trust has acquired during its most recent fiscal year. As of January 31, 2005, the following Funds held securities of the Trust's "regular brokers or dealers" as follows:

------------------------------ ------------------------------- --------------------------- ---------------------------

 FUND                           NAME OF BROKER/DEALER           TYPE OF SECURITY HELD       DOLLAR AMOUNT AT FYE
------------------------------ ------------------------------- --------------------------- ---------------------------

 Treasury Securities Money      Deutsche Bank Securities        Debt                        $93,899,881
 Market Fund                    Limited
------------------------------ ------------------------------- --------------------------- ---------------------------

 Treasury Securities Money      JP Morgan Chase Bank            Debt                        $90,000,000
 Market Fund
------------------------------ ------------------------------- --------------------------- ---------------------------


------------------------------ ------------------------------- --------------------------- ---------------------------

 FUND                           NAME OF BROKER/DEALER           TYPE OF SECURITY HELD       DOLLAR AMOUNT AT FYE
------------------------------ ------------------------------- --------------------------- ---------------------------

 Treasury Securities            ABN AMRO Financial              Debt                        $15,000,000
 Money Market Fund              Services
------------------------------ ------------------------------- --------------------------- ---------------------------

 Strategic Income Bond Fund     Lehman Brothers, Inc.           Debt                        $1,086,220
------------------------------ ------------------------------- --------------------------- ---------------------------

 Strategic Income Bond Fund     Bear, Stearns & Co., Inc.       Debt                        $995,484
------------------------------ ------------------------------- --------------------------- ---------------------------

 Value Fund                     Bear, Stearns & Co., Inc.       Equity                      $1,010,600
------------------------------ ------------------------------- --------------------------- ---------------------------

 Value Fund                     Lehman Brothers, Inc.           Equity                      $1,003,090
------------------------------ ------------------------------- --------------------------- ---------------------------

 Value Fund                     Goldman Sachs and Company       Equity                      $970,650
------------------------------ ------------------------------- --------------------------- ---------------------------

 Value Fund                     Citigroup Financial Services    Equity                      $882,900
------------------------------ ------------------------------- --------------------------- ---------------------------

PORTFOLIO HOLDINGS

The Board of Trustees has approved a policy and procedures that govern the timing and circumstances regarding the disclosure of Fund portfolio holdings information to shareholders and third parties. These policies and procedures are designed to ensure that disclosure of information regarding the Funds' portfolio securities is in the best interests of Fund shareholders, and include procedures to address conflicts between the interests of the Funds' shareholders, on the one hand, and those of the Funds' investment adviser, principal underwriter or any affiliated person of the Funds, its investment adviser, or its principal underwriter, on the other. Pursuant to such procedures, the Board has authorized the Adviser's Chief Compliance Officer and Fund portfolio manager(s) (the "Authorized Persons") to dually authorize the release of a Fund's portfolio holdings, as necessary, in conformity with the foregoing principles. The Authorized Persons report quarterly to the Board regarding the implementation of such policies and procedures.

Pursuant to applicable law, the Funds are required to disclose their complete portfolio holdings quarterly, within 60 days of the end of each fiscal quarter (currently, each January 31, April 30, July 31, and October 31). The Funds will disclose a complete or summary schedule of investments (which includes each of the Fund's 50 largest holdings in unaffiliated issuers and each investment in unaffiliated issuers that exceeds one percent of the Fund's net asset value ("Summary Schedule")) in its semi-annual and annual reports which are distributed to Fund shareholders. The Funds' complete schedule of investments following the first and third fiscal quarters is available in quarterly holdings reports filed with the SEC on Form N-Q, and is available in semi-annual and annual reports filed with the SEC on Form N-CSR.

Fund filings on Form N-Q and Form N-CSR are not distributed to Fund shareholders but are available, free of charge, on the EDGAR database on the SEC's website at WWW.SEC.GOV. Should the Funds include only a Summary Schedule rather than a complete schedule of investments in its semi-annual and annual reports, its Form N-CSR will be available without charge, upon request, by calling 1-800-738-2625, extension 77966.

A description of the Funds' policy and procedures with respect to circumstances under which the Funds disclose their portfolio securities is available in the Statement of Additional Information. Certain portfolio holdings information for each Fund is available on the Funds' website - www.hancockhorizonfunds.com - by clicking the "Fund Information" link on the homepage followed by the "Hancock Fund Family" link in the "Fund Information" section. By clicking the applicable link for each Fund in the "Hancock Fund Family" section, you can obtain a list of each Fund's top 10 portfolio holdings as of the end of the most recent calendar month. The portfolio holdings information available on the Funds' website includes a top 10 list of the securities owned by each Fund and the percentage of the Fund's overall portfolio represented by a particular security. In addition, the website includes a list of the top 10 sectors represented in a Fund's portfolio. The portfolio holdings information on the Funds' website is generally made available 10 business days following the close of the most recently completed calendar month and will remain available until the information is updated following the close of the next calendar month.

The information on the Funds' website is publicly available to all categories of persons.

The Funds' policies and procedures provide that the Authorized Persons, may authorize disclosure of portfolio holdings information to third parties at differing times and/or with different lag times than the information posted to the internet; provided that the recipient is, either by contractual agreement or otherwise by law, (i) required to maintain the confidentiality of the information and (ii) prohibited from using the information to facilitate or assist in any securities transactions or investment program. The Funds will review a third party's request for portfolio holdings information to determine whether the third party has legitimate business objectives in requesting such information. No compensation or other consideration is paid to or received by any party in connection with the disclosure of portfolio holdings information, including the Funds, Adviser and its affiliates or recipient of the Funds' portfolio holdings information.

In addition, the Funds' service providers, such as the custodian, Administrator and transfer agent, may receive portfolio holdings information as frequently as daily in connection with their services to the Funds. In addition to any contractual provisions relating to confidentiality of information that may be included in the service providers contract with the Trust, these arrangements impose obligations on the Funds' service providers that would prohibit them from disclosing or trading on the Funds' non-public information. Financial printers, proxy voting service providers and pricing information vendors may receive portfolio holdings information, as necessary, in connection with their services to the Funds.


DESCRIPTION OF SHARES

The Declaration of Trust authorizes the issuance of an unlimited number of funds and shares of each fund, each of which represents an equal proportionate interest in the portfolio with each other share. Shares are entitled upon liquidation to a pro rata share in the net assets of the fund. Shareholders have no preemptive rights. The Declaration of Trust provides that the Trustees of the Trust may create additional funds of shares. All consideration received by the Trust for shares of any additional funds and all assets in which such consideration is invested would belong to that fund and would be subject to the liabilities related thereto. Share certificates representing shares will not be issued.

SHAREHOLDER LIABILITY

The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust could, under certain circumstances, be held personally liable as partners for the obligations of the trust. Even if, however, the Trust were held to be a partnership, the possibility of the shareholders incurring financial loss for that reason appears remote because the Trust's Declaration of Trust contains an express disclaimer of shareholder liability for obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees, and because the Declaration of Trust provides for indemnification out of the Fund property for any shareholder held personally liable for the obligations of the Trust.

LIMITATION OF TRUSTEES' LIABILITY

The Declaration of Trust provides that a Trustee shall be liable only for his or her own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or investment advisers, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Fund will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his or her willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. Nothing contained in this section attempts to disclaim a Trustee's individual liability in any manner inconsistent with the federal securities laws.


CODES OF ETHICS

The Board of Trustees, on behalf of the Trust, has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. In addition, the Adviser and Administrator have adopted Codes of Ethics pursuant to Rule 17j-1. These Codes of Ethics apply to the personal investing activities of trustees, officers and certain employees ("access persons"). Rule 17j-1 and the Codes of Ethics are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under each Code of Ethics, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons are required to obtain approval before investing in initial public offerings or private placements, or are prohibited from making such investments. Copies of these Codes of Ethics are on file with the SEC, and are available to the public.

PROXY VOTING

The Board has delegated the responsibility for decisions regarding proxy voting for securities held by the Funds to the Adviser. The Adviser will vote such proxies in accordance with its proxy policies and procedures, which are included in Appendix B to this SAI. The Board of Trustees will periodically review the Funds' proxy voting record.

The Trust is required to disclose annually each Fund's complete proxy voting records on Form N-PX. The Funds' proxy voting record for the most recent 12 month period ended June 30th is available upon request by calling 1-800-992-2085 or by writing to the Funds at Hancock Horizon Funds, 2600 Citiplace Drive, Suite 100, Baton Rouge, Louisiana 70808. The Funds' Form N-PX is also available on the SEC's website at www.sec.gov.

5% AND 25% SHAREHOLDERS

As of May 2, 2005, the following persons were the only persons who were record owners (or to the knowledge of the Trust, beneficial owners) of 5% and 25% or more of the shares of the Funds. Persons who owned of record or beneficially more than 25% of a Fund's outstanding shares may be deemed to control the Fund within the meaning of the Act. The Trust believes that most of the shares referred to below were held by the below persons in account for their fiduciary, agency or custodial customers.

TREASURY SECURITIES MONEY MARKET FUND - TRUST CLASS:

Hanco; P.O. Box 4019, Gulfport, MS 39502-4019; 97.92% or 108,328,459.45 shares.

TREASURY SECURITIES MONEY MARKET FUND - INSTITUTIONAL SWEEP CLASS:

Hanco; P.O. Box 4019, Gulfport, MS 39502-4019; 96.37% or 104,605,869.96 shares.

TREASURY SECURITIES MONEY MARKET FUND - CLASS A:

Hanco; P.O. Box 4019, Gulfport, MS 39502-4019; 78.99% or 93,186,322.77 shares.

NFSC; 200 Liberty Street, 1 World Financial Center, New York, NY 10281; 20.25% or 23,889,108.30 shares.

STRATEGIC INCOME BOND FUND - TRUST CLASS:

Hanco; P.O. Box 4019, Gulfport, MS 39502-4019; 92.52% or 4,224,604.206 shares.

Hanco  Reinvest;  P O Box 4019,  Gulfport,  MS 39502-4019;  7.42% or 338,949.131
shares.

STRATEGIC INCOME BOND FUND - CLASS A:

Hanco  Reinvest ; P O Box  4019,Gulfport,MS  39502-4019;  45.22% or  273,066.966
shares.

Fund Serv Acct FBO Hancock Bank 401K Plan, One Hancock Plaza P O Box 4019, Gulfport, MS 39502-4019;13.92% or 84,045.105 shares.

STRATEGIC INCOME BOND FUND - CLASS C:

FundServ Account; FBO David Goldberg 200 Liberty Street, 1 World Financial Center, New York NY 10281; 17.47% or 1,539.460 shares.

FundServ Account; FBO Ms. Lottie Doskey 200 Liberty Street, 1 World Financial Center, New York NY 10281; 17.14% or 1,510.093 shares.

FundServ Account FBO Mr. Roberto Martinez; 200 Liberty Street, 1 World Financial Center, New York, NY 10281; 11.91% or 1,049.618 shares.

FundServ Account; FBO Mr. Jerry Hamilton 200 Liberty Street; 1 World Financial Center, New York, NY 10281; 11.20% or 987.235 shares.

Fund Serv Acct Account; FBO Kara Whitrtington 200 Liberty Street; 1 World Financial Center, New York,NY 10281; 8.19% or 721.332 shares.

Fund Serv Acct FBO Mollie Doucet 200 Liberty Street, 1 World Financial Center, New York, NY 10281; 8.04% or 708.972 shares.

VALUE FUND - TRUST CLASS:

Hanco Gain;  P.O. Box 4019;  Gulfport,  MS 39502-4019;  53.16% or  1,363,490.759
shares.

Hanco, P. O. Box 4019; Gulfport, MS 39502-4019; 36.67% or  940,663.995 shares.

Hanco  Reinvest;  P O Box  4019; Gulfport, MS 39502-4019;  10.17% or 260,884.374
shares.

VALUE FUND - CLASS A:

Hanco Reinvest;  P.O. Box 4019, Gulfport,  MS 39502-4019;  18.35% or 185,068.066
shares.

FundServ Account FBO Hancock Bank 401K Plan, One Hancock Plaza P O Box 4019, Gulfport, MS 39502-4019; 14.27% or 143,904.523 shares.

VALUE FUND - CLASS C:

FundServ Account; FBO Mr. Carroll Gordon 200 Liberty Street, 1 World Financial Center, New York, NY 1028; 26.01% or 6,037.043 shares.

FundServ Account; FBO Ms Tina Vidrine 200 Liberty Street, 1 World Financial Center, New York, NY 1028; 11.33% or 2,630.168 shares.

Fund Serv Account ; FBO Mr. Carroll Gordon 200 Liberty Street, 1 World Financial Center, New York, NY 10281; 5.80% or 1,345.059 shares.

Fund Serv Acct; Harold Peterson; 200 Liberty Street, 1 World Financial Center, New York, NY 10281; 5.30% or 1,229.358 shares.

GROWTH FUND - TRUST CLASS:

Hanco Gain; P.O. Box 4019;  Gulfport,  MS 39502-4019;  51.91%  or  1,167,020.894
shares.

Hanco; P.O. Box 4019; Gulfport, MS 39502-4019; 37.57% or 844,637.392 shares.

Hanco Reinvest;  P O Box 4019;  Gulfport,  MS 39502-4019;  10.51% or 236,369.914
shares.

GROWTH FUND - CLASS A:

FundServ Account FBO Hancock Bank 401K Plan; One Hancock Plaza P O Box 4019; Gulfport, MS 39502-4019; 18.36% or 185,401.089 shares.

Hanco Reinvest;  P O Box 4019;  Gulfport,  MS 39502-4019;  15.74% or 159,032.903
shares.

GROWTH FUND - CLASS C:

FundServ Account; FBO Ms Tina Vidrine; 200 Liberty Street, 1 World Financial Center, New York, NY 10281; 10.51% or 2,477.263 shares.

Fund Serv Acct; FBO P A Tims; 200 Liberty Street, 1 World Financial Center, New York, NY 10281; 6.86% or 1,618.123 shares.

FundServAccount; FBO Donald Aubin; 200 Liberty Street, 1 World Financial Center, New York, NY 10281; 6.50% or 1,533.700 shares.

FundServAccount; FBO Rodney Pearson; 200 Liberty Street, 1 World Financial Center, New York, NY 10281; 6.28% or 1,479.747 shares

FundServAccount; FBO Dorothea Bauer; 200 Liberty Street, 1 World Financial Center, New York, NY 10281; 5.79% or 1,364.943 shares.

FundServAccount; FBO David Goldberg; 200 Liberty Street, 1 World Financial Center, New York, NY 10281; 5.46% or 1,286.843 shares.

FundServAccount; FBO Debby Schell; 200 Liberty Street, 1 World Financial Center, New York, NY 10281; 5.21% or 1,227.621 shares.

BURKENROAD FUND - CLASS A:

FundServ Account FBO Hancock Bank 401K Plan; One Hancock Plaza P O Box 4019; Gulfport, MS 39502-4019; 11.69% or 54,347.847 shares.

BURKENROAD FUND - CLASS D:

The Administrators of the Tulane Educational Fund; 6401 Freret Street Suite 178, New Orleans, LA 70118; 20.86% or 25,635.562 shares.

EXPERTS

The financial statements for the fiscal year ended January 31, 2005 have been audited by KPMG LLP, independent registered public accounting firm, and have been incorporated by reference herein, in reliance upon the authority of such report given upon the authority of said firm as experts in accounting and auditing.

                                   APPENDIX A

                             DESCRIPTION OF RATINGS

The following descriptions are summaries of published ratings.

DESCRIPTION OF COMMERCIAL PAPER RATINGS

A-1 This is the highest category by Standard and Poor's (S&P) and indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory and the obligation is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories.

PRIME-1 Issues rated Prime-1 (or supporting institutions) by Moody's have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

-        Leading market positions in well-established industries.

-        High rates of return on funds employed.

- Conservative capitalization structure with moderate reliance on debt and ampleasset protection.

- Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

- Well-established access to a range of financial markets and assured sources of alternate liquidity.

The rating F1 (Highest Credit Quality) is the highest commercial rating assigned by Fitch Inc. ("Fitch"). Paper rated F1 is regarded as having the strongest capacity for timely payment of financial commitments. The rating F2 (Good Credit Quality) is the second highest commercial paper rating assigned by Fitch, which reflects a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

The rating TBW-1 by Thomson BankWatch ("Thomson") indicates a very high likelihood that principal and interest will be paid on a timely basis.

DESCRIPTION OF MUNICIPAL NOTE RATINGS

Moody's highest rating for state and municipal and other short-term notes is MIG-1 and VMIG-l. Short-term Municipal Securities rated MIG-1 or VMIG-1 are of the best quality. They have strong protection from established cash flows, superior liquidity support, or demonstrated broad-based access to the market for refinancing or both. Short-term Municipal Securities rated MIG-2 or VMIG-2 are of high quality. Margins of protection are ample although not so large as in the MIG-I/VMIG-2 group.

An S&P note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

- Amortization Schedule - the larger the final maturity relative to other maturities, the more likely it will be treated as a note, and

- Source of Payment - the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

S&P note rating symbols are as follows:

SP-1 Strong capacity to pay principal and interest. Those issues determined to possess a very strong capacity to pay a debt service is given a plus (+) designation.

SP-2 Satisfactory capacity to pay principal and interest with some vulnerability to adverse financial and economic changes over the term of the votes.

DESCRIPTION OF CORPORATE BOND RATINGS

S&P

Bonds rated AAA have the highest rating S&P assigns to a debt obligation. Such a rating indicates an extremely strong capacity to pay principal and interest. Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories. Debt rated BB and B is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. Debt rated BB has less near-term vulnerability to default than other speculative grade debt. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB--rating. Debt rate B has greater vulnerability to default but presently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions would likely impair capacity or willingness to pay interest and repay principal. The B rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

MOODY'S

Bonds which are rated Aaa by Moody's are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large, or an exceptionally stable, margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds rated Aa by Moody's are judged by Moody's to be of high quality by all standards. Together with bonds rated Aaa, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in

Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Bonds which are rated Baa are considered as medium-grade obligations (I.E., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Moody's bond ratings, where specified, are applied to financial contracts, senior bank obligations and insurance company senior policyholder and claims obligations with an original maturity in excess of one-year. Obligations relying upon support mechanisms such as letters-of-credit and bonds of indemnity are excluded unless explicitly rated.

Obligations of a branch of a bank are considered to be domiciled in the country in which the branch is located. Unless noted as an exception, Moody's rating on a bank's ability to repay senior obligations extends only to branches located in countries which carry a Moody's sovereign rating. Such branch obligations are rated at the lower of the bank's rating or Moody's sovereign rating for the bank deposits for the country in which the branch is located.

When the currency in which an obligation is denominated is not the same as the currency of the country in which the obligation is domiciled, Moody's ratings do not incorporate an opinion as to whether payment of the obligation will be affected by the actions of the government controlling the currency of denomination. In addition, risk associated with bilateral conflicts between an investor's home country and either the issuer's home country or the country where an issuer branch is located are not incorporated into Moody's ratings.

Moody's makes no representation that rated bank obligations or insurance company obligations are exempt from registration under the 1933 Act or issued in conformity with any other applicable law or regulation. Nor does Moody's represent that any specific bank or insurance company obligation is legally enforceable or is a valid senior obligation of a rated issuer.

Moody's ratings are opinions, not recommendations to buy or sell, and their accuracy is not guaranteed. A rating should be weighed solely as one factor in an investment decision and you should make your own study and evaluation of any issuer whose securities or debt obligations you consider buying or selling.

FITCH

Bonds rated AAA by Fitch are judged by Fitch to be strictly high grade, broadly marketable, suitable for investment by trustees and fiduciary institutions liable to but slight market fluctuation other than through changes in the money rate. The prime feature of an AAA bond is a showing of earnings several times or many times interest requirements, with such stability of applicable earnings that safety is beyond reasonable question whatever changes occur in conditions. Bonds rated AA by Fitch are judged by Fitch to be of safety virtually beyond question and are readily salable, whose merits are not unlike those of the AAA class, but whose margin of safety is less strikingly broad. The issue may be the obligation of a small company, strongly secured but influenced as to rating by the lesser financial power of the enterprise and more local type market.

Bonds rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

Bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings. Bonds rated BB are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements. Bonds rated B are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

THOMSON

Bonds rated AAA by Thomson BankWatch indicate that the ability to repay principal and interest on a timely basis is extremely high. Bonds rated AA indicate a very strong ability to repay principal and interest on a timely basis, with limited incremental risk compared to issues rated in the highest category. Bonds rated A indicate the ability to repay principal and interest is strong. Issues rated A could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

Bonds rated BBB (the lowest investment-grade category) indicate an acceptable capacity to repay principal and interest. Issues rated "BBB" are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

                                   APPENDIX B

                      HORIZON ADVISERS PROXY VOTING POLICY








                                     8/1/03

                              PROXY VOTING POLICIES


                            I. THE BOARD OF DIRECTORS


A.    VOTING ON DIRECTOR NOMINEES IN UNCONTESTED ELECTIONS

Votes on director nominees are made on a CASE-BY-CASE basis, examining the following factors:

   o  long-term corporate performance record relative to a market index;
   o  composition of board and key board committees;
   o  nominee's attendance at meetings (past two years);
   o  nominee's investment in the company;
   o  whether a retired CEO sits on the board; and
   o  whether the chairman is also serving as CEO.

In cases of significant votes and when information is readily available, we also review:

   o  corporate governance provisions and takeover activity;
   o  board decisions regarding executive pay;
   o  director compensation;
   o  number of other board seats by nominee; and
   o  interlocking directorships.


B.    CHAIRMAN AND CEO IS THE SAME PERSON

We vote on a CASE-BY-CASE basis on shareholder proposals that would require the positions of chairman and CEO to be held by different persons.


C.    MAJORITY OF INDEPENDENT DIRECTORS

Shareholder proposals that request that the board be comprised of a majority of independent directors are evaluated on a CASE-BY-CASE basis.

We  vote  FOR   shareholder   proposals  that  request  that  the  board  audit,
compensation  and/or  nominating   committees  include   independent   directors
exclusively.


D.    STOCK OWNERSHIP REQUIREMENTS

We vote AGAINST shareholder proposals requiring directors to own a minimum amount of company stock in order to qualify as a director, or to remain on the board.

E.    TERM OF OFFICE

We vote AGAINST shareholder proposals to limit the tenure of outside directors.


F.    DIRECTOR AND OFFICER INDEMNIFICATION AND LIABILITY PROTECTION

Proposals   concerning  director  and  officer   indemnification  and  liability
protection are evaluated on a CASE-BY-CASE basis.

We vote AGAINST proposals to limit or eliminate entirely director and officer liability for monetary damages for violating the duty of care.

We vote AGAINST indemnification proposals that would expand coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligations than mere carelessness.

We vote FOR only those proposals that provide such expanded coverage in cases when a director's or officer's legal defense was unsuccessful if: (1) the director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company; AND (2) only if the director's legal expenses would be covered.


G.    CHARITABLE CONTRIBUTIONS

We vote AGAINST shareholder proposals to eliminate, direct or otherwise restrict charitable contributions.


                               II. PROXY CONTESTS


A.    VOTING FOR DIRECTOR NOMINEES IN CONTEST ELECTIONS

Votes in a contested election of directors are evaluated on a CASE-BY-CASE basis, considering the following factors:

   o long-term financial performance of the target company relative to its industry;
   o  management's track record; o background to the proxy contest;
   o  qualifications of director nominees (both slates);
   o evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met; and
   o  stock ownership positions.


B.    REIMBURSE PROXY SOLICITATION EXPENSES

Decisions to provide full reimbursement for dissidents waging a proxy contest are made on a CASE-BY-CASE basis.

                                  III. AUDITORS


RATIFYING AUDITORS

We vote FOR proposals to ratify auditors, unless: an auditor has a financial interest in or association with the company, and is therefore not independent; or there is reason to believe that the independent auditor has rendered an opinion that is neither accurate nor indicative of the company's financial position.


                           IV. PROXY CONTEST DEFENSES


A.    BOARD STRUCTURE:  STAGGERED VS. ANNUAL ELECTIONS

We vote AGAINST proposals to classify the board.

We vote FOR proposals to repeal classified boards and to elect all directors annually.


B.    SHAREHOLDER ABILITY TO REMOVE DIRECTORS

We vote AGAINST proposals that provide that directors may be removed ONLY for cause.

We vote FOR proposals to restore shareholder ability to remove directors with or without cause.

We vote AGAINST proposals that provide that only continuing directors may elect replacements to fill board vacancies.

We vote FOR proposals that permit shareholders to elect directors to fill board vacancies.


C.    CUMULATIVE VOTING

We vote AGAINST proposals to eliminate cumulative voting.

We vote FOR proposals to permit cumulative voting.


D.    SHAREHOLDER ABILITY TO CALL SPECIAL MEETINGS

We vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.

We vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.

E.    SHAREHOLDER ABILITY TO ACT BY WRITTEN CONSENT

We vote AGAINST proposals to restrict or prohibit shareholder to take action by written consent.

We vote FOR proposals to allow or make easier shareholder action by written consent.


F.    SHAREHOLDER ABILITY TO ALTER THE SIZE OF THE BOARD

We vote FOR proposals that seek to fix the size of the board.

We vote AGAINST proposals that give management the ability to alter the size of the board without shareholder approval.


                            V. TENDER OFFER DEFENSES


A.    POISON PILLS

We vote FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification.

We review on a CASE-BY-CASE basis shareholder proposal to redeem a company's poison pill.

We review on a CASE-BY-CASE basis management proposals to ratify a poison pill.


B.    FAIR PRICE PROVISIONS

We vote FOR fair price proposals, as long as the shareholder vote requirement embedded in the provision is no more than a majority of disinterested shares.

We vote FOR shareholder proposals to lower the shareholder vote requirement in existing fair price provisions.


C.    GREENMAIL

We vote FOR proposals to adopt anti-greenmail charter or bylaw amendments or otherwise restrict a company's ability to make greenmail payments.

We review on a CASE-BY-CASE basis anti-greenmail proposals when they are bundled with other charter or bylaw amendments.


D.    PALE GREENMAIL

We review on a CASE-BY-CASE basis restructuring plans that involve the payment of pale greenmail.

E.    UNEQUAL VOTING RIGHTS

We vote AGAINST dual class exchange offers.

We vote AGAINST dual class recapitalizations.


F.    SUPERMAJORITY SHAREHOLDER VOTE REQUIREMENT TO AMEND THE CHARTER OR BYLAWS

We vote AGAINST management proposals to require a supermajority shareholder vote to approve charter and bylaw amendments.

We vote FOR shareholder proposals to lower supermajority shareholder vote requirements for charter and bylaw amendments.


G.    SUPERMAJORITY SHAREHOLDER VOTE REQUIREMENT TO APPROVE MERGERS

We vote AGAINST management proposals to require a supermajority shareholder vote to approve mergers and other significant business combinations.

We vote FOR shareholder proposals to lower supermajority shareholder vote requirements for mergers and other significant business combinations.


H.    WHITE SQUIRE PLACEMENTS

We vote FOR shareholder proposals to require approval of blank check preferred stock issues for other than general corporate purposes.


                     VI. MISCELLANEOUS GOVERNANCE PROVISIONS


A.    CONFIDENTIAL VOTING

We vote FOR shareholder proposals that request corporations to adopt confidential voting, use independent tabulators and use independent inspectors of election as long as the proposals include clauses for proxy contests as follow: In the case of a contested election, management is permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents do not agree, the confidential voting policy is waived.

We vote FOR management proposals to adopt confidential voting.


B.    EQUAL ACCESS

We vote FOR shareholder proposals that would allow significant company shareholders equal access to management's proxy material in order to evaluate and propose voting recommendations on proxy proposals and director nominees, and in order to nominate their own candidates to the board.

C.    BUNDLED PROPOSALS

We review on a CASE-BY-CASE basis bundled or "conditioned" proxy proposals. In the case of items that are conditioned upon each other, we examine the benefits and costs of the package items. In instances when the joint effect of the conditioned items is not in shareholder's best interests, we vote against the proposals. If the combined effect is positive, we support such proposals.


D.    SHAREHOLDER ADVISORY COMMITTEES

We review on a CASE-BY-CASE basis proposals to establish a shareholder advisory committee.


                             VII. CAPITAL STRUCTURE


A.    COMMON STOCK AUTHORIZATION

We review on a CASE-BY-CASE basis proposals to increase the number of shares of common stock authorized for issue.

We use quantitative criteria that measures the number of shares available for issuance after analyzing the company's industry and performance. Our first step is to determine the number of shares available for issuance (shares not outstanding and not reserved for issuance) as a percentage of the total number of authorized shares after accounting for the requested increase. Shares reserved for legitimate business purposes, such as stock splits or mergers, are subtracted from the pool of shares available. We then compare this percentage to an allowable cap developed for the company's peer group to determine if the requested increase is reasonable. Each peer group is broken down into four quartiles, and within each quartile an "allowable increase" for company is set. The top quartile performers will have the largest allowable increase.

If the requested increase is greater than the "allowable increase", we will vote AGAINST the proposal.


B.    REVERSE STOCK SPLITS

We will review management proposals to implement a reverse stock split on a CASE-BY-CASE basis. We will generally support a reverse stock split if management provides a reasonable justification for the split.


C.    BLANK CHECK PREFERRED AUTHORIZATION

We vote FOR proposals to create blank check preferred stock in cases when the company expressly states that the stock will not be used as a takeover defense or carry superior voting rights.

We review on a CASE-BY-CASE basis proposals that would authorize the creation of new classes of preferred stock with unspecified voting, conversion, dividend and distribution, and other rights.

We review on a CASE-BY-CASE basis proposals to increase the number of authorized blank check preferred shares. If the company does not have any preferred shares outstanding, we will vote against the requested increase. If the company does have preferred shares outstanding, we will use the criteria set forth in Section VII A.


D.    SHAREHOLDER PROPOSALS REGARDING BLANK CHECK PREFERRED STOCK

We vote FOR shareholder proposals to have blank check preferred stock placements, other than those shares issued for the purpose of raising capital or making acquisitions in the normal course of business, submitted for shareholder ratification.


E.    ADJUST PAR VALUE OF COMMON STOCK

We vote FOR management proposals to reduce the par value of common stock.


F.    PREEMPTIVE RIGHTS

We review on a CASE-BY-CASE basis proposals to create or abolish preemptive rights. In evaluating proposals on preemptive rights, we look at the size of a company and the characteristics of its shareholder base.


G.    DEBT RESTRUCTURING

We review on a CASE-BY-CASE basis proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan. We consider the following issues:

   o DILUTION - How much will ownership interests of existing shareholders be reduced, and how extreme will dilution to any further earnings be?
   o CHANGE IN CONTROL - Will the transaction result in a change in control of the company?
   o BANKRUPTCY - Is the threat of bankruptcy, which would result in severe losses in shareholder value, the main factor driving the debt restructuring?

Generally, we approve proposals that facilitate debt restructuring unless there are clear signs of self-dealing or other abuses.


H.    SHARE REPURCHASE PROGRAMS

We vote FOR management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.


                    VIII. EXECUTIVE AND DIRECTOR COMPENSATION

In general, we vote on a CASE-BY-CASE basis on executive and director compensation plans, with the view that viable compensation programs reward the creation of stockholder wealth by having a high payout sensitivity to increases in shareholder value.

In evaluating a pay plan, we measure its dilutive effect both on shareholder wealth and on voting power. We value equity-based compensation along with the cash components of pay. We estimate the present value of all short- and long-term incentives, derivative awards, and cash/bonus compensation - which enables us to assign a dollar value to the amount of potential shareholder wealth transfer.

Our vote is based, in part, on a comparison of company-specific adjusted allowable dilution cap and a weighted average estimate of shareholder wealth transfer and voting power dilution. Administrative features are also factored into our vote. For example, our policy is that the plan should be administered by a committee of disinterested persons; insiders should not serve on compensation committees.

Other factors, such as repricing underwater stock options without shareholder approval, would cause us to vote against a plan. Additionally, in some cases we would vote against a plan deemed unnecessary.


A.    OBRA-RELATED COMPENSATION PROPOSALS

   o  Amendments  that  Place  a  Cap  on Annual  Grant or Amend  Administrative
      Features

      Vote FOR plans that simply amend shareholder-approved plans to include administrative features or place a cap on the annual grants any one participant may receive to comply with the provisions of Section 162(m) of OBRA.

   o  Amendments to Added Performance-Based Goals

      Vote FOR amendments to add performance goals to existing compensation plans to comply with the provisions of Section 162(m) of OBRA.

   o  Amendments to Increase Shares and Retain Tax Deductions Under OBRA

      Votes on amendments to existing plans to increase shares reserved and to qualify the plan for favorable tax treatment under the provisions of
      Section 162(m) should be evaluated on a CASE-BY-CASE basis.

   o  Approval of Cash or Cash-and-Stock Bonus Plans

      Vote FOR cash or cash-and-stock bonus plans to exempt the compensation from taxes under the provisions of Section 162(m) of OBRA.


B.    SHAREHOLDER PROPOSALS TO LIMIT EXECUTIVE AND DIRECTORS PAY

We review on a CASE-BY-CASE basis all shareholder proposals that seek additional disclosure of executive and director pay information.

We review on a CASE-BY-CASE basis all other shareholder proposals that seek to limit executive and director pay.

C.    GOLDEN AND TIN PARACHUTES

We vote FOR shareholder proposals to have golden and tin parachutes submitted for shareholder ratification.

We review on a CASE-BY-CASE basis all proposals to ratify or cancel golden or tin parachutes.


D.    EMPLOYEE STOCK OWNERSHIP PLANS (ESOPS)


We vote FOR proposals that request shareholder approval in order to implement an ESOP or to increase authorized shares for existing ESOPs, except in cases when the number of shares allocated to the ESOP is "excessive" (i.e., generally greater than five percent of outstanding shares).


E.    401(K) EMPLOYEE BENEFIT PLANS

We vote FOR proposals to implement a 401(k) savings plan for employees.


                           IX. STATE OF INCORPORATION


A.    VOTING ON STATE TAKEOVER STATUES

We review on a CASE-BY-CASE basis proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freeze-out provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, anti-greenmail provisions and disgorgement provisions).


B.    VOTING ON REINCORPORATION PROPOSALS

Proposals to change a company's state of incorporation are examined on a CASE-BY-CASE basis.


                     X. MERGERS AND CORPORATE RESTRUCTURINGS


A.    MERGERS AND ACQUISITIONS

Votes on mergers and acquisitions are considered on a CASE-BY-CASE basis, taking into account at least the following:

   o  anticipated financial and operating benefits;
   o  offer price (cost vs. premium);
   o  prospects of the combined companies;
   o  how the deal was negotiated; and
   o  changes in corporate governance and their impact on shareholder rights.

B.    CORPORATE RESTRUCTURING

Votes on corporate restructuring proposals, including minority squeezeouts, leveraged buyout, spin-offs, liquidations and asset sales are considered on a CASE-BY-CASE basis.


C.    SPIN-OFFS

Votes on spin-offs are considered on a CASE-BY-CASE basis depending on the tax and regulatory advantages, planned use of sale proceeds, market focus and managerial incentives.


D.    ASSET SALES

Votes on asset sales are made on a CASE-BY-CASE basis after considering the impact on the balance sheet/working capital, value received for the asset, and potential elimination of diseconomies.


E.    LIQUIDATIONS

Votes on liquidations are made on a CASE-BY-CASE basis after reviewing management's efforts to pursue other alternatives, appraisal value of assets, and the compensation plan for executives managing the liquidation.


F.    APPRAISAL RIGHTS

We vote FOR proposals to restore, or provide shareholders with, rights of appraisal.


G.    CHANGING CORPORATE NAME

We vote FOR changing the corporate name.


                             XI. MUTUAL FUND PROXIES


A.    ELECTION OF TRUSTEES

We vote on trustee nominations on a CASE-BY-CASE basis.


B.    INVESTMENT ADVISORY AGREEMENT

We vote on investment advisory agreements on a CASE-BY-CASE basis.

C.    FUNDAMENTAL INVESTMENT RESTRICTIONS

We vote on amendments to a fund's fundamental investment restrictions on a CASE-BY-CASE basis.


D.    DISTRIBUTION AGREEMENTS

We vote on distribution agreements on a CASE-BY-CASE basis.


                      XII. SOCIAL AND ENVIRONMENTAL ISSUES

In general, we ABSTAIN from voting on shareholder social and environmental proposals, on the basis that their impact on share value can rarely be anticipated with any high degree of confidence.

In most cases, however, we vote FOR disclosure reports that seek additional information that is not available elsewhere and that is not proprietary, particularly when it appears that companies have not adequately addressed shareholder's social and environmental concerns.

In determining our vote on shareholder social and environmental proposals, we also analyze the following factors:

   o whether adoption of the proposal would have either a positive or negative impact on the company's short-term or long-term share value;

   o  the percentage of sales, assets and earnings affected;

   o the degree to which the company's stated position on the issues could affect its reputation or sales, or leave it vulnerable to boycott or selective purchasing;

   o whether the issues presented should be dealt with through government or company-specific action;

   o whether the company has already responded in some appropriate manner to the request embodied in the proposal;

   o whether the company's analysis and voting recommendation to shareholders is persuasive;

   o  what other companies have done in response to the issue;

   o  whether the proposal itself is well framed and reasonable;

   o whether implementation of the proposal would achieve the objectives sought in the proposal; and

   o whether the subject of the proposal is best left to the discretion of the board.

Among the social and environmental issues to which we apply this analysis are the following:

   o  Energy and Environment
   o  South Africa
   o  Northern Ireland
   o  Military Business

   o  Maquiladora  Standards and International  Operations  Policies
   o  World Debt Crisis
   o  Equal  Employment  Opportunity and  Discrimination
   o  Animal Rights
   o  Product Integrity and Marketing
   o  Human Resources Issues


CONFLICTS OF INTEREST


VOTING BY ADVISER

The following procedures prescribe a three-step process for the Proxy Committee (or its equivalent) to use when an adviser, either directly or through an affiliate, may have a conflict of interest when voting proxies. The first step is to identify those issuers with which the adviser or its affiliates
(collectively, the "adviser") has a significant business or personal/family relationship that could give rise to a conflict of interest. The second step is to identify those proxy proposals where the adviser's conflict of interest may be material. The third step is to determine how to vote proxies involving a material conflict of interest. These procedures are designed to ensure that all proxies are voted in the best interests of clients and not the product of the conflict.

(A) IDENTIFYING THOSE ISSUERS WITH WHICH THE ADVISER MAY HAVE A CONFLICT OF INTEREST

The Proxy Committee will use the following four steps to identify issuers with which it may have a conflict of interest. The Proxy Committee will maintain a list of such issuers.

1. SIGNIFICANT BUSINESS RELATIONSHIPS - The Committee will maintain a list of issuers with which the adviser may have a significant business relationship such as, for example, where the fund's adviser also manages a pension plan, administer employee benefit plans, or provide brokerage, underwriting, insurance, or banking services to an issuer whose securities are held by the fund and whose management is soliciting proxies. For this purpose, a "significant business relationship" is any business relationship with a publicly traded company where loans, deposits, or assets under administration exceed $25 million or annual fees received from a client are in excess of $250,000; and (2) may not directly involve revenue to the adviser or its affiliates but is otherwise determined by the Committee to be significant to the adviser or its affiliates where a key client also has a relationship with a publicly traded corporation where Hancock Bank's relationship with that client may be adversely affected if we do not vote in accordance with his/her wishes on a particular proxy proposal. For example, Hancock Bank has a substantial lending relationship with ABC Company where Mr. Joe Smith is the owner. Mr. Smith is also a director for XYZ, Inc., a publicly traded corporation. Mr. Smith knows XYZ, Inc. is a holding of Hancock Horizon Burkenroad Fund and he strongly urges Hancock Bank to vote for the executive compensation package which is currently proposed by management.

2. SIGNIFICANT PERSONAL/FAMILY RELATIONSHIPS - The Committee will identify issuers with which its employees who are involved in the proxy voting process may have a significant personal/family relationship. For this purpose, a "significant personal/family relationship" is one that would be reasonably likely to influence how the adviser votes proxies. To identify any such relationships, the Committee shall obtain information on a regular basis about any significant personal/family relationship between any employee of the adviser who is involved in the proxy voting process (e.g., portfolio managers, members of the Committee, senior management, as applicable) and senior employees of issuers for which the adviser may vote proxies.

3. CONTACT WITH PROXY COMMITTEE MEMBERS - The Proxy Committee should ensure that the adviser and its affiliates adopt procedures reasonably designed to prevent employees who are not involved in the proxy voting process from attempting to influence how the adviser votes any proxy. At a minimum, these procedures should provide that, if a person employed by the adviser not involved in the proxy voting process contacts any Committee member for the purpose of influencing how a proxy is voted, the member will immediately contact the Trust Department Compliance Officer who will determine: (1) whether the adviser should now treat the proxy in question as one involving a material conflict of interest; and (2) if so, whether the member of the Committee who was contacted should recluse himself/herself from all further matters regarding the proxy.

4. DUTIES OF THE PROXY COMMITTEE - The Committee has a duty to make reasonable investigation of information relating to conflicts of interest. For purposes of identifying conflicts under this policy, the Proxy Committee shall rely on publicly available information about the adviser and its affiliates, information about the adviser and its affiliates that is generally known by employees of the adviser,(1) and other information actually known by a member of the Committee. Absent actual knowledge, the Committee is not required to investigate possible conflicts involving the adviser where the information is
(i) non-public, (ii) subject to information blocking procedures, or (iii) otherwise not readily available to the Committee.

In connection with the consideration of any proxy voting matters under this policy, each member of the Proxy Committee has a duty to disclose to the Committee any material conflicts of interest of which the member has actual knowledge but which have not been identified by the Committee pursuant to this policy.

(B)   IDENTIFYING THOSE PROXY PROPOSALS WHERE THE ADVISER'S CONFLICT IS MATERIAL

If the adviser receives a proxy relating to an issuer with which it has a conflict of interest (as determined in (a) above), the Proxy Committee shall determine whether the conflict is "material" to any specific proposal included within the proxy. If not, then the adviser can vote the proxy in accordance with its proxy voting procedures; if so, the adviser may vote on any such proposal only in accordance with (c) below.(2) The Committee shall determine whether a proposal is material as follows:

1. ROUTINE PROXY PROPOSALS - Proxy proposals that are "routine" shall be presumed not to involve a material conflict of interest for the adviser, unless the Committee has actual knowledge that a routine proposal should be treated as material. For this purpose, "routine" proposals would typically include matters such as the selection of an accountant, uncontested election of directors, meeting formalities, and approval of an annual report/financial statements. The Committee shall adopt procedures specifically designed for the adviser's circumstances that identify those proposals that the adviser will consider to be "routine" for purposes of this policy.(3)



-------------------------------
(1) The procedures provide that the Committee should be aware of information about the adviser or its affiliates that is generally known by employees of the adviser, but it does not extend this knowledge to information about the adviser's affiliates that is generally known by employees of the adviser's affiliates (unless, of course, such information also is generally known by the adviser's employees).
(2) Alternatively, an adviser may determine that, if it has a conflict with respect to any specific proposal in a proxy, it will vote all proposals in that proxy in accordance with one of the procedures set forth in (c) below.

2. NON-ROUTINE PROXY PROPOSALS - Proxy proposals that are "non-routine" shall be presumed to involve a material conflict of interest for the adviser, unless the Committee determines that the adviser's conflict is unrelated to the proposal in question (see 3. below). For this purpose, "non-routine" proposals would typically include any contested matter, including a contested election of directors, a merger or sale of substantial assets, a change in the articles of incorporation that materially affects the rights of shareholders, and compensation matters for management (e.g., stock option plans, retirement plans, profit sharing or other special remuneration plans). The Committee shall adopt procedures specifically designed for the adviser's circumstances that identify those proposals that the adviser will consider to be "non-routine" for purposes of this policy.

3. DETERMINING THAT A NON-ROUTINE PROPOSAL IS NOT MATERIAL - As discussed above, although non-routine proposals are presumed to involve a material conflict of interest, the Committee may determine on a case-by-case basis that particular non-routine proposals do not involve a material conflict of interest. To make this determination, the Committee must conclude that a proposal is not directly related to the adviser's conflict with the issuer. The Committee shall record in writing the basis for any such determination.

(C)   DETERMINING HOW TO VOTE PROXIES INVOLVING A MATERIAL CONFLICT OF INTEREST

For any proposal where the Proxy Committee determines that the adviser has a material conflict of interest, the adviser will vote that proxy regarding the proposal by using an independent third party (such as a proxy voting service) to vote the specific proposal that involves a conflict.

                            PART C: OTHER INFORMATION
                         POST-EFFECTIVE AMENDMENT NO. 42

ITEM 23.  Exhibits:

(a)(1) Agreement and Declaration of Trust of The Advisors' Inner Circle Fund II (previously, The Arbor Fund) (the "Registrant"), dated July 24, 1992, originally filed with the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the U.S. Securities and Exchange Commission (the "SEC") on August 11, 1992, is incorporated herein by reference to exhibit (1) of Post-Effective Amendment No. 17 to the Registrant's Registration Statement on Form N-1A (File No.
         33-50718), filed with the SEC via EDGAR Accession No. 0000912057-97-011670 on April 2, 1997.
(a)(2) Registrant's Amended and Restated Agreement and Declaration of Trust dated July 24, 1992 as amended and restated as of February 18, 2004 is incorporated herein by reference to exhibit (a)(2) of Post-Effective Amendment No. 35 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-04-000232 on May 28, 2004.
(a)(3) Registrant's Amended and Restated Agreement and Declaration of Trust dated July 24, 1992 as amended and restated February 18, 2004 and August 10, 2004 is incorporated herein by reference to exhibit (a)(3) of Post-Effective Amendment No. 36 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-04-000490 on September 17, 2004.

(b)      Registrant's  Amended and Restated By-laws are filed herewith.

(c)      Not Applicable.

(d)(1) Amended and Restated Investment Advisory Agreement, dated May 31, 2000 as amended and restated as of May 21, 2001, between the Registrant and Horizon Advisers, with respect to the Hancock Horizon Treasury Securities Money Market Fund, Hancock Horizon Tax Exempt Money Market Fund, Hancock Horizon Value Fund, Hancock Horizon Strategic Income Fund and Hancock Horizon Growth Fund, is incorporated herein by reference to exhibit (d)(16) of Post-Effective Amendment No. 31 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-01-500044 on May 31, 2001.
(d)(2) Schedule dated August 13, 2001 to the Amended and Restated Investment Advisory Agreement dated May 31, 2000 as amended and restated May 21, 2001 between the Registrant and Horizon Advisers is incorporated herein by reference to exhibit (d)(22) of Post-Effective Amendment No. 32 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-01-500231 on October 12, 2001.
(d)(3) Investment Advisory Agreement between the Registrant and Champlain Investment Partners, LLC, with respect to the Champlain Small Company Fund, is incorporated herein by reference to Exhibit (d)(5) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-05-000155 on March 31, 2005.
(d)(4) Investment Advisory Agreement between the Registrant and W.H. Reaves & Co. Inc., with respect to the Reaves Select Research Fund, is incorporated herein by reference to Exhibit (d)(6) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-05-000155 on March 31, 2005.
(d)(5) Form of Investment Advisory Agreement between the Registrant and Utendahl Capital Management L.P. is filed herewith.


(e)(1) Amended and Restated Distribution Agreement dated January 29, 1993 as amended and restated as of November 12, 2002 between the Registrant and
         SEI  Investments   Distribution   Company  is
         incorporated herein by reference to Exhibit (e)(1) of Post-Effective Amendment No. 38 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-05-000029 on January 14, 2005.
(e)(2) Transfer Agency and Service Agreement dated May 21, 2000 between the Registrant and Hancock Bank and Trust is incorporated herein by reference to exhibit (e)(2) of Post-Effective Amendment No. 35 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-04-000232 on May 28, 2004.
(e)(3) AML Amendment dated May 20, 2003 to the Transfer Agency and Service Agreement between the Registrant and Hancock Bank and Trust dated May 21, 2000 is incorporated herein by reference to exhibit (e)(3) of Post-Effective Amendment No. 35 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-04-000232 on May 28, 2004.
(e)(4) Amendment dated September 1, 2003 to the Transfer Agency and Service Agreement dated May 21, 2000 between the Registrant and Hancock Bank and Trust is incorporated herein by reference to exhibit (e)(4) of Post-Effective Amendment No. 35 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-04-000232 on May 28, 2004.

(e)(5) Service Agreement between the Registrant and DST Systems, Inc., with respect to the Champlain Small Company Fund, Reaves Select Research Fund and UCM Institutional Money Market Fund to be filed by amendment.

(f)      Not Applicable.
(g)(1) Custody Agreement dated May 31, 2000 between the Registrant and Hancock Bank and Trust is incorporated herein by reference to exhibit (g) of Post-Effective Amendment No. 35 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-04-000232 on May 28, 2004.
(g)(2) Custody Agreement dated September 1, 2004 between the Registrant and Wachovia Bank, National Association, relating to the Champlain Small Company Fund and the Reaves Select Research Fund, is incorporated herein by reference to Exhibit (g)(2) of Post-Effective Amendment No. 38 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-05-000029 on January 14, 2005.

(g)(3) Custody Agreement between the Registrant and Wachovia Bank, National Association, relating to the UCM Institutional Money Market Fund, to be filed by amendment.

(h)(1) Administration Agreement dated January 28, 1993 between the Registrant and SEI Financial Management Corporation (now SEI Investments Global Funds Services) is incorporated herein by reference to exhibit (h)(1) of Post-Effective Amendment No. 35 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-04-000232 on May 28, 2004.
(h)(2) Administration Agreement dated January 28, 1993, as amended and restated as of November 12, 2002, by and between the Registrant and SEI Investments Global Funds Services is incorporated herein by reference to Exhibit (h)(2) of Post-Effective Amendment No. 34 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-03-000338 on May 30, 2003.
(h)(3) Schedule dated May 31, 2003 to the Administration Agreement dated January 28, 1993 as amended and restated November 12, 2002 between the Registrant and SEI Global Funds Services, relating to the Hancock Horizon Family of Funds, is incorporated herein by reference to exhibit
         (h)(8) of Post-Effective Amendment No. 35 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-04-000232 on May 28, 2004.

(h)(4) Revised Schedule to the Administration Agreement dated January 28, 1993 as amended and restated as of November 12, 2002 between the Registrant and SEI Investments Global Funds

         Services, with respect to the Champlain Small Company Fund, Reaves Select Research Fund and UCM Institutional Money Market Fund, to be filed by amendment.

(h)(5) Shareholder Services Plan dated May 31, 2000, relating to the Hancock Horizon Family of Funds, is incorporated herein by reference to exhibit
         (h)(15) of Post-Effective Amendment No. 28 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0000912057-00-026908 on May 31, 2000.
(h)(6) Amended Schedule A dated November 13, 2000 to the Shareholder Services Plan dated May 31, 2000, relating to the Hancock Horizon Family of
         Funds, is incorporated herein by reference to exhibit (h)(5) of Post-Effective Amendment No. 35 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-04-000232 on May 28, 2004.
(h)(7) Shareholder Services Agreement between the Registrant and Hancock Bank is incorporated herein by reference to exhibit (h)(16) of Post-Effective Amendment No. 31 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-01-500044 on May 31, 2001.

(h)(8) Contractual Fee Waiver Agreement dated May 31, 2005 between the Registrant and Horizon Advisers, with respect to the Hancock Horizon Family of Funds is filed herewith.
(i) Opinion and Consent of Counsel, Morgan, Lewis & Bockius LLP is filed herewith.
(j) Consent of Independent Registered Public Accounting Firm, KPMG LLP, is filed herewith.

(k)      Not Applicable.
(l)      Not Applicable.
(m)(1) Distribution Plan dated May 31, 2000 as amended November 16, 2004, relating to the Hancock Horizon Family of Funds and the Reaves Select Research Fund, is incorporated herein by reference to Exhibit (m) of Post-Effective Amendment No. 38 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-05-000029 on January 14, 2005.

(m)(2) Distribution Plan as approved by the Board of Trustees on February 23, 2005, relating to the Champlain Small Company Fund, is incorporated herein by reference to Exhibit (m)(2) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-05-000155 on March 31, 2005.
(n) Amended and Restated Rule 18f-3 Plan dated November 2004 and Schedules and Certificates of Class Designation thereto is filed herewith.

(o)      Not Applicable.
(p)(1) Registrant's Code of Ethics is incorporated herein by reference to exhibit (p)(10) of Post-Effective Amendment No. 28 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0000912057-00-026908 on May 31, 2000.
(p)(2) Hancock Bank and Trust Code of Ethics is incorporated herein by reference to exhibit (p)(7) of Post-Effective Amendment No. 27 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0000912057-00-011997 on March 16, 2000.

(p)(3) SEI Investments Global Funds Services and SEI Investments Funds Management Code of Ethics is incorporated herein by reference to Exhibit (p)(4) of Post-Effective Amendment No. 38 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-05-000029 on January 14, 2005.
(p)(4) Champlain Investment Partners, LLC Code of Ethics to be filed by amendment.
(p)(5)   W.H. Reaves & Co. Inc. Code of Ethics to be filed by amendment.

ITEM 24.  Persons Controlled By or Under Common Control with Registrant:

Not Applicable.

ITEM 25.  Indemnification:

Article VIII of the Agreement and Declaration of Trust filed as Exhibit A to the Registration Statement is incorporated by reference. Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act"), as amended, may be permitted to trustees, directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the SEC, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

ITEM 26.  Business and Other Connections of the Investment Advisers:

Other business, profession, vocation or employment of a substantial nature in which each director or principal officer of the Adviser is or has been, at any time during the last two fiscal years, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee are as follows:

CHAMPLAIN INVESTMENT PARTNERS, LLC

Champlain Investment Partners, LLC serves as investment adviser for the Registrant's Champlain Small Company Fund. The principal address of Champlain Investment Partners is 346 Shelburne Road, Burlington, Vermont 05401 Champlain Investment Partners LLC is an investment adviser registered under the Investment Advisers Act of 1940.

------------------------------------------ -------------------------------------- ---------------------------------------
NAME AND POSITION WITH
INVESTMENT ADVISER                             NAME OF OTHER COMPANY                CONNECTION WITH OTHER COMPANY
------------------------------------------ -------------------------------------- ---------------------------------------
Scott T. Brayman                                        --                                        --
Managing Partner
------------------------------------------ -------------------------------------- ---------------------------------------
Judith W. O' Connell                                    --                                        --
Managing Partner
------------------------------------------ -------------------------------------- ---------------------------------------
Van Harissis                                            --                                        --
Partner
------------------------------------------ -------------------------------------- ---------------------------------------
Deborah R. Healey                                       --                                        --
Partner
------------------------------------------ -------------------------------------- ---------------------------------------
David M. O'Neal                                         --                                        --
Partner
------------------------------------------ -------------------------------------- ---------------------------------------

HORIZON ADVISERS


Horizon Advisers serves as investment adviser for the Registrant's Hancock Horizon Family of Funds (Strategic Income Bond Fund, Value Fund, Growth Fund, Burkenroad Fund and Treasury Securities Money Market Fund). The principal address of Horizon Advisers is One Hancock Plaza, Post Office Box 4019, Gulfport, Mississippi 39502-4019. Horizon Advisers is an investment adviser registered under the Investment Advisers Act of 1940.

------------------------------------------- ------------------------------------- ------------------------------------------
NAME AND POSITION WITH
INVESTMENT ADVISER                                 NAME OF OTHER COMPANY               CONNECTION WITH OTHER COMPANY
------------------------------------------- ------------------------------------- ------------------------------------------
John Portwood                                             --                                      --
Chief Investment Strategist

------------------------------------------- ------------------------------------- ------------------------------------------
David Lundgren                                            --                                      --
Director of Equities and Research

------------------------------------------- ------------------------------------- ------------------------------------------
Gerald Dugal                                              --                                      --
Director of Fixed Income and Trading

------------------------------------------- ------------------------------------- ------------------------------------------
Aimee Forsythe                                            --                                      --
Securities Trader

------------------------------------------- ------------------------------------- ------------------------------------------
Paula Chastain                                           --                                     --
Securities Trader
------------------------------------------- ------------------------------------- ------------------------------------------
Kristy Sramek                                            --                                     --
Securities Trader
------------------------------------------- ------------------------------------- ------------------------------------------


W.H.REAVES & CO., INC.

W.H. Reaves & Co., Inc. ("WH Reaves") serves as investment adviser for the Registrant's Reaves Select Research Fund. The principal business address for WH Reaves is 10 Exchange Place, 18th Floor, Jersey City, NJ 07302. WH Reaves is an investment adviser registered under the Investment Advisers Act of 1940.

------------------------------------------- ------------------------------------- ------------------------------------------
NAME AND POSITION WITH
INVESTMENT ADVISER                               NAME OF OTHER COMPANY                 CONNECTION WITH OTHER COMPANY
------------------------------------------- ------------------------------------- ------------------------------------------
John Bartlett                                             --                                      --
Vice President
------------------------------------------- ------------------------------------- ------------------------------------------
Louis Cimino                                              --                                      --
Vice President and Teasurer
------------------------------------------- ------------------------------------- ------------------------------------------
William Ferer                                             --                                      --
President
------------------------------------------- ------------------------------------- ------------------------------------------
Thomas Grimes                                             --                                      --
Vice President
------------------------------------------- ------------------------------------- ------------------------------------------
Thomas Harmke                                             --                                      --
Assistant Vice President
------------------------------------------- ------------------------------------- ------------------------------------------

                                        5


------------------------------- ------------------------------------- --------------------------------------
NAME AND POSITION WITH
INVESTMENT ADVISER                     NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
------------------------------- ------------------------------------- --------------------------------------
Frank McDonough                              --                                     --
Executive Vice President and
Chief Operating Officer
------------------------------- ------------------------------------- --------------------------------------
David Pass                                   --                                     --
Vice President, Secretary and
Chief Compliance Officer
------------------------------- ------------------------------------- --------------------------------------
Louis Paternoster                            --                                     --
Vice President
------------------------------- ------------------------------------- --------------------------------------
Jeannette Pawlowski                          --                                     --
Assistant Secretary
------------------------------- ------------------------------------- --------------------------------------
William Reaves                               --                                     --
Chairman and Chief Executive
Officer
------------------------------- ------------------------------------- --------------------------------------
Stacy Saul                                   --                                     --
Vice President
------------------------------- ------------------------------------- --------------------------------------
Ronald Sorenson                              --                                     --
Executive Vice President
------------------------------- ------------------------------------- --------------------------------------
Rowland Wilhelm                              --                                     --
Vice President
------------------------------- ------------------------------------- --------------------------------------
Thomas Williams                              --                                     --
Senior Vice President
------------------------------- ------------------------------------- --------------------------------------
Kathleen Vutchetic                           --                                     --
Vice President
------------------------------- ------------------------------------- --------------------------------------



UTENDAHL CAPITAL MANAGEMENT L.P.

Utendahl Capital Management L.P. ("Utendahl") serves as investment adviser for the Registrant's UCM Institutional Money Market Fund. The principal business address for Utendahl is 30 Broad Street, 21st Floor, New York, NY 10004. Utendahl is an investment adviser registered under the Investment Advisers Act of 1940. [TO BE FILED BY AMENDMENT].

------------------------------- ------------------------------------- --------------------------------------
NAME AND POSITION WITH
INVESTMENT ADVISER                     NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
------------------------------- ------------------------------------- --------------------------------------

------------------------------- ------------------------------------- --------------------------------------

------------------------------- ------------------------------------- --------------------------------------

------------------------------- ------------------------------------- --------------------------------------

------------------------------- ------------------------------------- --------------------------------------

------------------------------- ------------------------------------- --------------------------------------

------------------------------- ------------------------------------- --------------------------------------

ITEM 27.   Principal Underwriter:

(a) Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

Registrant's distributor, SEI Investments Distribution Co. (the "Distributor"), acts as distributor for:



         SEI Daily Income Trust                                         July 15, 1982
         SEI Liquid Asset Trust                                         November 29, 1982
         SEI Tax Exempt Trust                                           December 3, 1982
         SEI Index Funds                                                July 10, 1985
         SEI Institutional Managed Trust                                January 22, 1987
         SEI Institutional International Trust                          August 30, 1988
         The Advisors' Inner Circle Fund                                November 14, 1991
         The Advisors' Inner Circle Fund II                             January 28, 1993
         Bishop Street Funds                                            January 27, 1995
         SEI Asset Allocation Trust                                     April 1, 1996
         SEI Institutional Investments Trust                            June 14, 1996
         HighMark Funds                                                 February 15, 1997
         Oak Associates Funds                                           February 27, 1998
         The Nevis Fund, Inc.                                           June 29, 1998
         CNI Charter Funds                                              April 1, 1999
         Amerindo Funds Inc.                                            July 13, 1999
         iShares Inc.                                                   January 28, 2000
         iShares Trust                                                  April 25, 2000
         JohnsonFamily Funds, Inc.                                      November 1, 2000
         The MDL Funds                                                  January 24, 2001
         Causeway Capital Management Trust                              September 20, 2001
         The Japan Fund, Inc.                                           October 7, 2002
         TT International U.S.A. Master Trust                           October 6, 2003
         TT International U.S.A. Feeder Trust                           October 6, 2003

The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

(b) Furnish the Information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 20 of Part B. Unless otherwise noted, the business address of each director or officer is One Freedom Valley Drive, Oaks, PA 19456.

                           POSITION AND OFFICE                          POSITIONS AND OFFICES
NAME                       WITH UNDERWRITER                             WITH REGISTRANT
----                       ----------------                             -----------------------

William M. Doran           Director                                             --
Carl A. Guarino            Director                                             --
Edward D. Loughlin         Director                                             --
Wayne M. Withrow           Director                                             --
Kevin Barr                 President & Chief Operating Officer                  --
Maxine Chou                Chief Financial Officer & Treasurer                  --
John Munch                 General Counsel & Secretary                          --
Karen LaTourette           Chief Compliance Officer & Assistant Secretary       --
Mark J. Held               Senior Vice President                                --
Lori L. White              Assistant Secretary                                  --
Robert Silvestri           Senior Financial Officer                             --
Michael Farrell            Vice President                                       --

                                       7


Maria Rinehart             Vice President                                       --
Mark Greco                 Chief Operating Officer                              --

ITEM 28.  Location of Accounts and Records:

         Books or other documents  required to be maintained by Section 31(a) of
         the  Investment   Company  Act  of  1940,  and  the  rules  promulgated
         thereunder, are maintained as follows:

         (a) With respect to Rules 31a-1(a);  31a-1(b)(1);  (2)(a) and (b); (3);
         (6); (8); (12); and 31a-1(d), the required books and records are maintained at the offices of the Registrant's custodian:

                                    Hancock Bank and Trust
                                    One Hancock Plaza
                                    P.O. Box 4019
                                    Gulfport, Mississippi  39502

                                    Wachovia Bank, N.A.
                                    Broad & Chestnut Streets
                                    P.O. Box 7618
                                    Philadelphia, Pennsylvania 19101

         (b)/(c) With  respect to Rules  31a-1(a);  31a-1(b)(1),(4);  (2)(C) and
         (D); (4); (5); (6); (8); (9); (10);  (11);  and 31a-1(f),  the required books and records are maintained at the offices of the Registrant's administrator:

                                    SEI Investment Global Funds Services
                                    One Freedom Valley Drive
                                    Oaks, Pennsylvania 19456


         (c) With respect to Rules 31a-1(b)(5),  (6), (9) and (10) and 31a-1(f),
         the required books and records are maintained at the principal offices of the Registrant's advisers:
                                    Champlain Investment Partners, LLC
                                    346 Shelburne Road
                                    Burlington, Vermont 05401

                                    Horizon Advisers
                                    One Hancock Plaza
                                    P.O. Box 4019
                                    Gulfport, Mississippi 39502

                                    W.H. Reaves & Co., Inc.
                                    10 Exchange Place, 18th Floor
                                    Jersey City, New Jersey 07302

                                    Utendahl Capital Management L.P.
                                    30 Broad Street, 21st Floor
                                    New York, New York 10004

ITEM 29.  Management Services:

         None.

ITEM 30.  Undertakings:

         None.

                                     NOTICE

  A copy of the Agreement and Declaration of Trust for The Advisors' Inner Circle Fund II is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this Registration Statement has been executed on behalf of the Trust by an officer of the Trust as an officer and by its Trustees as trustees and not individually and the obligations of or arising out of this Registration Statement are not binding upon any of the Trustees, officers, or Shareholders individually but are binding only upon the assets and property of the Trust.

                                   SIGNATURES



Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 42 to Registration Statement No. 33-50718 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Oaks, Commonwealth of Pennsylvania on the 31st day of May, 2005.

                                          THE ADVISORS' INNER CIRCLE FUND II

                                               By: /s/ James F. Volk
                                                 -------------------------------
                                                 James F. Volk, President


Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacity and on the dates indicated.


              *                                      Trustee                    May 31, 2005
-----------------------------------
John T. Cooney

              *                                      Trustee                    May 31, 2005
-----------------------------------
William M. Doran

              *                                      Trustee                    May 31, 2005
-----------------------------------
Robert A. Nesher

              *                                      Trustee                    May 31, 2005
-----------------------------------
Robert A. Patterson

              *                                      Trustee                    May 31, 2005
-----------------------------------
Eugene B. Peters

              *                                      Trustee                    May 31, 2005
-----------------------------------
James M. Storey

           *                                         Trustee                    May 31, 2005
-----------------------------------
George J. Sullivan, Jr.

                  *                                  Trustee                    May 31, 2005
-----------------------------------
Betty L. Krikorian

                  *                                  Trustee                    May 31, 2005
-----------------------------------
Charles E. Carlbom

                  *                                  Trustee                    May 31, 2005
-----------------------------------
Mitchell A. Johnson

/s/ James F. Volk                                    President                  May 31, 2005
-----------------------------------
James F. Volk

                                       11


                  *                                  Controller &               May 31, 2005
-----------------------------------                  Chief Financial Officer
Peter Golden

*By:     /s/ James F. Volk
         ------------------
         James F. Volk
         Attorney-in-Fact, pursuant to the powers of attorney filed herewith.

                         THE ADVISORS' INNER CIRCLE FUND
                       THE ADVISORS' INNER CIRCLE FUND II
                                  THE MDL FUNDS

                                POWER OF ATTORNEY


         KNOW ALL PERSONS BY THESE PRESENTS, that the undersigned trustee and/or officer of the above referenced funds (each, a "Trust"), business trusts organized under the laws of The Commonwealth of Massachusetts, hereby constitutes and appoints James Ndiaye, his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, to sign for him and in his name, place and stead, and in the capacity indicated below, to sign any or all amendments (including post-effective amendments) to each Trust's registration statement on Form N-1A under the provisions of the Investment Company Act of 1940 and Securities Act of 1933, each such Act as amended, and to file the same, with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, acting alone, full power and authority to do and perform each and every act and thing requisite or necessary to be done in and about the premises, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents or any of them, or their substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

         IN WITNESS WHEREOF, the undersigned has hereunto set his hand and seal as of the date set forth below.


/s/ James F. Volk                             Date:     January 25, 2005
------------------------------                      ---------------------------
James F. Volk
President

                         THE ADVISORS' INNER CIRCLE FUND
                       THE ADVISORS' INNER CIRCLE FUND II
                                  THE MDL FUNDS

                                POWER OF ATTORNEY


         KNOW ALL PERSONS BY THESE PRESENTS, that the undersigned trustee and/or officer of the above referenced funds (each, a "Trust"), business trusts
organized  under  the  laws  of  The  Commonwealth  of   Massachusetts,   hereby
constitutes and appoints James F. Volk and James Ndiaye, and each of them singly, his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, to sign for him and in his name, place and stead, and in the capacity indicated below, to sign any or all amendments (including post-effective amendments) to each Trust's registration statement on Form N-1A under the provisions of the Investment Company Act of 1940 and Securities Act of 1933, each such Act as amended, and to file the same, with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, acting alone, full power and authority to do and perform each and every act and thing requisite or necessary to be done in and about the premises, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents or any of them, or their substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

         IN WITNESS WHEREOF, the undersigned has hereunto set his hand and seal as of the date set forth below.


/s/ Peter Golden                                    Date:  January 31, 2005
---------------------------------------                   ----------------------
Peter Golden
Controller and Chief Financial Officer

                         THE ADVISORS' INNER CIRCLE FUND
                       THE ADVISORS' INNER CIRCLE FUND II
                                  THE MDL FUNDS

                                POWER OF ATTORNEY


         KNOW ALL PERSONS BY THESE PRESENTS, that the undersigned trustee and/or officer of the above referenced funds (each, a "Trust"), business trusts
organized  under  the  laws  of  The  Commonwealth  of   Massachusetts,   hereby
constitutes and appoints James F. Volk and James Ndiaye, and each of them singly, his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, to sign for him and in his name, place and stead, and in the capacity indicated below, to sign any or all amendments (including post-effective amendments) to each Trust's registration statement on Form N-1A under the provisions of the Investment Company Act of 1940 and Securities Act of 1933, each such Act as amended, and to file the same, with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, acting alone, full power and authority to do and perform each and every act and thing requisite or necessary to be done in and about the premises, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents or any of them, or their substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

         IN WITNESS WHEREOF, the undersigned has hereunto set his hand and seal as of the date set forth below.


/s/ Robert A. Nesher                                 Date:  January 29, 2005
----------------------------------                         --------------------
Robert A. Nesher
Trustee

                         THE ADVISORS' INNER CIRCLE FUND
                       THE ADVISORS' INNER CIRCLE FUND II
                                  THE MDL FUNDS

                                POWER OF ATTORNEY


         KNOW ALL PERSONS BY THESE PRESENTS, that the undersigned trustee and/or officer of the above referenced funds (each, a "Trust"), business trusts
organized  under  the  laws  of  The  Commonwealth  of   Massachusetts,   hereby
constitutes and appoints James F. Volk and James Ndiaye, and each of them singly, his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, to sign for him and in his name, place and stead, and in the capacity indicated below, to sign any or all amendments (including post-effective amendments) to each Trust's registration statement on Form N-1A under the provisions of the Investment Company Act of 1940 and Securities Act of 1933, each such Act as amended, and to file the same, with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, acting alone, full power and authority to do and perform each and every act and thing requisite or necessary to be done in and about the premises, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents or any of them, or their substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

         IN WITNESS WHEREOF, the undersigned has hereunto set his hand and seal as of the date set forth below.


/s/ John T. Cooney                                   Date:   January 27, 2005
------------------------------                             ---------------------
John T. Cooney
Trustee

                         THE ADVISORS' INNER CIRCLE FUND
                       THE ADVISORS' INNER CIRCLE FUND II
                                  THE MDL FUNDS

                                POWER OF ATTORNEY


         KNOW ALL PERSONS BY THESE PRESENTS, that the undersigned trustee and/or officer of the above referenced funds (each, a "Trust"), business trusts
organized  under  the  laws  of  The  Commonwealth  of   Massachusetts,   hereby
constitutes and appoints James F. Volk and James Ndiaye, and each of them singly, his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, to sign for him and in his name, place and stead, and in the capacity indicated below, to sign any or all amendments (including post-effective amendments) to each Trust's registration statement on Form N-1A under the provisions of the Investment Company Act of 1940 and Securities Act of 1933, each such Act as amended, and to file the same, with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, acting alone, full power and authority to do and perform each and every act and thing requisite or necessary to be done in and about the premises, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents or any of them, or their substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

         IN WITNESS WHEREOF, the undersigned has hereunto set his hand and seal as of the date set forth below.


/s/ William M. Doran                           Date:      January 25, 2005
-----------------------------                        ---------------------------
William M. Doran
Trustee

                         THE ADVISORS' INNER CIRCLE FUND
                       THE ADVISORS' INNER CIRCLE FUND II
                                  THE MDL FUNDS

                                POWER OF ATTORNEY


         KNOW ALL PERSONS BY THESE PRESENTS, that the undersigned trustee and/or officer of the above referenced funds (each, a "Trust"), business trusts
organized  under  the  laws  of  The  Commonwealth  of   Massachusetts,   hereby
constitutes and appoints James F. Volk and James Ndiaye, and each of them singly, his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, to sign for him and in his name, place and stead, and in the capacity indicated below, to sign any or all amendments (including post-effective amendments) to each Trust's registration statement on Form N-1A under the provisions of the Investment Company Act of 1940 and Securities Act of 1933, each such Act as amended, and to file the same, with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, acting alone, full power and authority to do and perform each and every act and thing requisite or necessary to be done in and about the premises, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents or any of them, or their substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

         IN WITNESS WHEREOF, the undersigned has hereunto set his hand and seal as of the date set forth below.


/s/ Robert A. Patterson                              Date:   January 25, 2005
---------------------------                                ---------------------
Robert A. Patterson
Trustee

                         THE ADVISORS' INNER CIRCLE FUND
                       THE ADVISORS' INNER CIRCLE FUND II
                                  THE MDL FUNDS

                                POWER OF ATTORNEY


         KNOW ALL PERSONS BY THESE PRESENTS, that the undersigned trustee and/or officer of the above referenced funds (each, a "Trust"), business trusts
organized  under  the  laws  of  The  Commonwealth  of   Massachusetts,   hereby
constitutes and appoints James F. Volk and James Ndiaye, and each of them singly, his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, to sign for him and in his name, place and stead, and in the capacity indicated below, to sign any or all amendments (including post-effective amendments) to each Trust's registration statement on Form N-1A under the provisions of the Investment Company Act of 1940 and Securities Act of 1933, each such Act as amended, and to file the same, with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, acting alone, full power and authority to do and perform each and every act and thing requisite or necessary to be done in and about the premises, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents or any of them, or their substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

         IN WITNESS WHEREOF, the undersigned has hereunto set his hand and seal as of the date set forth below.


/s/ Eugene B. Peters                                 Date:  February 2, 2005
------------------------------------                       ---------------------
Eugene B. Peters
Trustee

                         THE ADVISORS' INNER CIRCLE FUND
                       THE ADVISORS' INNER CIRCLE FUND II
                                  THE MDL FUNDS

                                POWER OF ATTORNEY


         KNOW ALL PERSONS BY THESE PRESENTS, that the undersigned trustee and/or officer of the above referenced funds (each, a "Trust"), business trusts
organized  under  the  laws  of  The  Commonwealth  of   Massachusetts,   hereby
constitutes and appoints James F. Volk and James Ndiaye, and each of them singly, his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, to sign for him and in his name, place and stead, and in the capacity indicated below, to sign any or all amendments (including post-effective amendments) to each Trust's registration statement on Form N-1A under the provisions of the Investment Company Act of 1940 and Securities Act of 1933, each such Act as amended, and to file the same, with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, acting alone, full power and authority to do and perform each and every act and thing requisite or necessary to be done in and about the premises, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents or any of them, or their substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

         IN WITNESS WHEREOF, the undersigned has hereunto set his hand and seal as of the date set forth below.


/s/ James M. Storey                                  Date:   January 29, 2005
----------------------------------                         ---------------------
James M. Storey
Trustee

                         THE ADVISORS' INNER CIRCLE FUND
                       THE ADVISORS' INNER CIRCLE FUND II
                                  THE MDL FUNDS

                                POWER OF ATTORNEY


         KNOW ALL PERSONS BY THESE PRESENTS, that the undersigned trustee and/or officer of the above referenced funds (each, a "Trust"), business trusts
organized  under  the  laws  of  The  Commonwealth  of   Massachusetts,   hereby
constitutes and appoints James F. Volk and James Ndiaye, and each of them singly, his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, to sign for him and in his name, place and stead, and in the capacity indicated below, to sign any or all amendments (including post-effective amendments) to each Trust's registration statement on Form N-1A under the provisions of the Investment Company Act of 1940 and Securities Act of 1933, each such Act as amended, and to file the same, with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, acting alone, full power and authority to do and perform each and every act and thing requisite or necessary to be done in and about the premises, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents or any of them, or their substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

         IN WITNESS WHEREOF, the undersigned has hereunto set his hand and seal as of the date set forth below.


/s/ George J. Sullivan                               Date:   January 29, 2005
-----------------------------------------                  ---------------------
George J. Sullivan, Jr.
Trustee

                         THE ADVISORS' INNER CIRCLE FUND
                       THE ADVISORS' INNER CIRCLE FUND II
                                  THE MDL FUNDS

                                POWER OF ATTORNEY


         KNOW ALL PERSONS BY THESE PRESENTS, that the undersigned trustee and/or officer of the above referenced funds (each, a "Trust"), business trusts
organized  under  the  laws  of  The  Commonwealth  of   Massachusetts,   hereby
constitutes and appoints James F. Volk and James Ndiaye, and each of them singly, his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, to sign for him and in his name, place and stead, and in the capacity indicated below, to sign any or all amendments (including post-effective amendments) to each Trust's registration statement on Form N-1A under the provisions of the Investment Company Act of 1940 and Securities Act of 1933, each such Act as amended, and to file the same, with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, acting alone, full power and authority to do and perform each and every act and thing requisite or necessary to be done in and about the premises, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents or any of them, or their substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

         IN WITNESS WHEREOF, the undersigned has hereunto set his hand and seal as of the date set forth below.


/s/ Mitchell A. Johnson                              Date:   January 25, 2005
------------------------------                             ---------------------
Mitchell A. Johnson
Trustee

                         THE ADVISORS' INNER CIRCLE FUND
                       THE ADVISORS' INNER CIRCLE FUND II
                                  THE MDL FUNDS

                                POWER OF ATTORNEY


         KNOW ALL PERSONS BY THESE PRESENTS, that the undersigned trustee and/or officer of the above referenced funds (each, a "Trust"), business trusts
organized  under  the  laws  of  The  Commonwealth  of   Massachusetts,   hereby
constitutes and appoints James F. Volk and James Ndiaye, and each of them singly, his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, to sign for him and in his name, place and stead, and in the capacity indicated below, to sign any or all amendments (including post-effective amendments) to each Trust's registration statement on Form N-1A under the provisions of the Investment Company Act of 1940 and Securities Act of 1933, each such Act as amended, and to file the same, with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, acting alone, full power and authority to do and perform each and every act and thing requisite or necessary to be done in and about the premises, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents or any of them, or their substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

         IN WITNESS WHEREOF, the undersigned has hereunto set his hand and seal as of the date set forth below.


/s/ Charles E. Carlbom                               Date: January 25, 2005
------------------------------------                       ---------------------
Charles E. Carlbom
Trustee

                         THE ADVISORS' INNER CIRCLE FUND
                       THE ADVISORS' INNER CIRCLE FUND II
                                  THE MDL FUNDS

                                POWER OF ATTORNEY


         KNOW ALL PERSONS BY THESE PRESENTS, that the undersigned trustee and/or officer of the above referenced funds (each, a "Trust"), business trusts
organized  under  the  laws  of  The  Commonwealth  of   Massachusetts,   hereby
constitutes and appoints James F. Volk and James Ndiaye, and each of them singly, her true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, to sign for her and in her name, place and stead, and in the capacity indicated below, to sign any or all amendments (including post-effective amendments) to each Trust's registration statement on Form N-1A under the provisions of the Investment Company Act of 1940 and Securities Act of 1933, each such Act as amended, and to file the same, with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, acting alone, full power and authority to do and perform each and every act and thing requisite or necessary to be done in and about the premises, as fully to all intents and purposes as she might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents or any of them, or their substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

         IN WITNESS WHEREOF, the undersigned has hereunto set her hand and seal as of the date set forth below.


/s/ Betty L. Krikorian                               Date:  January 29, 2005
--------------------------------                           ---------------------
Betty L. Krikorian
Trustee

                           EXHIBIT INDEX

EXHIBIT NUMBER    DESCRIPTION

EX-99.B           Registrant's Amended and Restated By-laws.
EX-99.D5          Form of Investment Advisory Agreement between the Registrant and Utendahl Capital Management L.P.
EX-99.H8          Contractual Fee Waiver Agreement dated May 31, 2005
                  between the  Registrant  and Horizon  Advisers,  with
                  respect to the Hancock Horizon Family of Funds.
EX-99.I           Opinion and Consent of Counsel, Morgan, Lewis & Bockius LLP.
EX-99.J           Consent of Independent Registered Public Accounting Firm,
                  KPMG LLP.
EX-99.N           Amended and Restated  Rule 18f-3 Plan dated November 2004 and
                  Schedules and Certificates of Class Designation thereto.